UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 87.4%

CONSUMER DISCRETIONARY -- 11.6%
  Abercrombie & Fitch, Cl A                               6,100   $         425
  Advance Auto Parts                                      3,400             121
  Aeropostale*                                           33,500           1,034
  American Eagle Outfitters (D)                          69,733           2,176
  AnnTaylor Stores*                                      26,700             877
  Autoliv                                                32,300           1,948
  Autonation*                                            17,397             371
  Autozone*                                               2,083             241
  Big Lots*                                              52,300           1,199
  BorgWarner                                                600              35
  Bright Horizons Family Solutions*                       7,000             271
  Brinker International (D)                              87,195           2,630
  Cablevision Systems, Cl A                              81,222           2,313
  Carmax*                                                 3,800             204
  Casual Male Retail Group*                              21,400             279
  CBRL Group                                                400              18
  CBS, Cl B (D)                                          45,683           1,424
  Chico's FAS*                                           24,900             515
  Circuit City Stores                                    32,268             612
  Claire's Stores                                         2,500              83
  Clear Channel Communications                            6,111             217
  Coach (D)*                                             75,195           3,230
  Coldwater Creek*                                        1,800              44
  Comcast, Cl A (D)*                                    125,280           5,303
  CTC Media*                                              1,800              43
  Darden Restaurants                                     45,504           1,828
  Dick's Sporting Goods*                                  1,700              83
  Dillard's, Cl A                                         6,613             231
  DIRECTV Group (D)*                                    250,460           6,246
  Discovery Holding, Cl A*                                9,000             145
  Dollar Tree Stores*                                     9,200             277
  Dover Downs Gaming & Entertainment                     14,550             195
  Dow Jones                                               3,300             125
  DSW, Cl A*                                              1,900              73
  E.W. Scripps, Cl A                                        571              29
  Eastman Kodak                                          97,176           2,507
  EchoStar Communications, Cl A*                         40,515           1,541
  Expedia*                                               13,000             273
  Family Dollar Stores                                   31,200             915
  Federated Department Stores                            26,624           1,015
  Foot Locker                                            17,800             390
  Ford Motor                                            265,401           1,993
  Fortune Brands                                            377              32
  GameStop, Cl A*                                         1,500              83
  Gannett                                                 4,346             263
  Gap                                                     4,100              80
  General Motors (D)                                    115,796           3,557
  Genuine Parts                                           8,463             401
  Goodyear Tire & Rubber*                                76,309           1,602
  Group 1 Automotive                                      9,900             512
  Gymboree*                                              22,900             874
  Harley-Davidson                                        16,433           1,158
  Harman International Industries                         5,000             500
  Harrah's Entertainment                                  2,069             171
  Hasbro (D)                                             54,000           1,472
  Hilton Hotels                                           5,224             182
  Home Depot (D)                                         13,519             543
  IAC/InterActive (D)*                                   39,309           1,461
  Idearc*                                                48,616           1,393
  International Game Technology                         154,021           7,116
  Interpublic Group*                                      3,600              44
  ITT Educational Services*                              35,600           2,363
  J.C. Penney (D)                                        31,983           2,474

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Jackson Hewitt Tax Service                              6,300   $         214
  Jarden*                                                 1,300              45
  Johnson Controls                                       12,203           1,048
  Jones Apparel Group (D)                                47,844           1,599
  Kohl's (D)*                                            46,656           3,193
  Lamar Advertising, Cl A*                                4,035             264
  Las Vegas Sands*                                        1,600             143
  Leggett & Platt                                        13,900             332
  Liberty Global, Cl A*                                   7,804             227
  Liberty Media Holding-Capital, Ser A*                  18,445           1,807
  Liberty Media Holding-Interactive, Cl A*               19,029             410
  Limited Brands                                          6,800             197
  Liz Claiborne                                           5,400             235
  Lowe's (D)                                             12,300             383
  Marriott International, Cl A                           18,374             877
  Marvel Entertainment*                                  10,800             291
  Mattel                                                 82,200           1,863
  McDonald's (D)                                         35,242           1,562
  McGraw-Hill (D)                                        33,548           2,282
  Men's Wearhouse*                                        3,600             138
  Meredith                                                  700              39
  Meritage Homes*                                         3,500             167
  MGM Mirage                                            107,568           6,169
  Mohawk Industries*                                      1,700             127
  Newell Rubbermaid                                      22,402             649
  News, Cl A                                             46,577           1,000
  Nike, Cl B                                              1,162             115
  Nordstrom (D)                                          30,800           1,520
  NTL                                                     3,949             100
  Nutri/System*                                          19,400           1,230
  Office Depot (D)*                                      67,978           2,595
  OfficeMax                                               8,065             400
  Omnicom Group                                           4,724             494
  PetSmart                                               31,900             921
  Polo Ralph Lauren                                      19,700           1,530
  Pool (D)                                               26,100           1,022
  Priceline.com*                                          3,800             166
  Rent-A-Center*                                          3,300              97
  Ross Stores                                            60,900           1,784
  Saks                                                    6,100             109
  Sally Beauty Holdings*                                  2,300              18
  Sears Holdings*                                         1,309             220
  Shaw Communications, Cl B (D)                          43,600           1,383
  Sherwin-Williams                                        5,380             342
  Snap-On                                                 5,465             260
  Staples                                               255,000           6,808
  Starbucks*                                             18,659             661
  Steven Madden                                           5,500             193
  Target                                                  1,345              77
  Thor Industries                                         2,800             123
  Tim Hortons                                             3,787             110
  Time Warner (D)                                       146,767           3,197
  TJX                                                    48,614           1,386
  Tribune                                                 4,500             139
  Tupperware Brands                                       3,700              84
  United Auto Group                                       2,123              50
  Univision Communications, Cl A*                        12,300             436
  VF                                                     11,560             949
  Viacom, Cl B (D)*                                      34,100           1,399
  Walt Disney (D)                                       108,525           3,719
  Warner Music Group                                      3,300              76
  Washington Post, Cl B                                     393             293
  Weight Watchers International                         105,000           5,516
  Wendy's International                                   5,597             185
  Whirlpool                                              20,633           1,713
  Wynn Resorts*                                           3,000             282

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Yum! Brands (D)                                        27,455   $       1,614
                                                                  -------------
                                                                        138,337
                                                                  -------------
CONSUMER STAPLES -- 7.3%
  Alberto-Culver                                          4,300              92
  Altria Group (D)                                       46,383           3,981
  Anheuser-Busch                                         32,224           1,585
  Archer-Daniels-Midland                                102,285           3,269
  Avon Products                                          11,200             370
  BJ's Wholesale Club*                                    3,600             112
  Brown-Forman, Cl B                                      8,012             531
  Campbell Soup                                          14,571             567
  Chattem*                                               12,100             606
  Church & Dwight                                         7,100             303
  Clorox                                                 26,503           1,700
  Coca-Cola (D)                                          57,305           2,765
  Coca-Cola Enterprises                                  58,775           1,200
  Colgate-Palmolive                                      15,212             992
  ConAgra Foods                                          72,400           1,955
  Constellation Brands, Cl A*                             1,500              44
  Corn Products International                            30,000           1,036
  Costco Wholesale                                        6,709             355
  CVS                                                     2,800              87
  Dean Foods*                                            33,736           1,426
  Del Monte Foods                                        16,548             182
  Energizer Holdings*                                    23,061           1,637
  Estee Lauder, Cl A                                     41,300           1,686
  General Mills                                           9,200             530
  Hansen Natural*                                         5,000             168
  Herbalife*                                             13,600             546
  Hershey                                                 1,586              79
  HJ Heinz                                               18,274             822
  Hormel Foods                                            9,927             371
  JM Smucker                                              5,400             262
  Kellogg                                                 8,875             444
  Kimberly-Clark                                         16,235           1,103
  Kraft Foods, Cl A                                      15,620             558
  Kroger (D)                                            209,085           4,824
  Loews - Carolina (D)                                   84,794           5,488
  McCormick                                              10,653             411
  Molson Coors Brewing, Cl B                              3,600             275
  NBTY*                                                  35,000           1,455
  Peet's Coffee & Tea*                                    3,800             100
  Pepsi Bottling Group                                   25,609             792
  PepsiAmericas                                           5,464             115
  PepsiCo (D)                                            53,947           3,374
  Playtex Products*                                       5,300              76
  Procter & Gamble (D)                                  166,049          10,672
  Reynolds American (D)                                  41,890           2,743
  Safeway (D)                                            78,710           2,720
  Smithfield Foods*                                      10,699             275
  Supervalu                                               2,753              98
  Sysco                                                   8,555             314
  Tyson Foods, Cl A                                      73,932           1,216
  USANA Health Sciences*                                  2,800             145
  UST                                                    10,500             611
  Wal-Mart Stores (D)                                   266,443          12,304
  Walgreen                                              156,419           7,178
  Wild Oats Markets*                                      3,300              47
                                                                  -------------
                                                                         86,597
                                                                  -------------
ENERGY -- 6.3%
  Anadarko Petroleum                                     10,996             479
  Apache                                                    522              35
  Baker Hughes (D)                                       21,430           1,600
  BJ Services (D)                                        37,630           1,103

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Cabot Oil & Gas                                           800   $          49
  Cameron International*                                  6,988             371
  Chesapeake Energy (D)                                  38,100           1,107
  Chevron (D)                                           137,396          10,103
  Complete Production Services*                           9,800             208
  ConocoPhillips (D)                                     87,825           6,319
  Devon Energy (D)                                       33,057           2,217
  Diamond Offshore Drilling                                 606              48
  Edge Petroleum*                                         5,100              93
  El Paso                                                 6,038              92
  EnCana (D)                                             31,800           1,461
  Exxon Mobil (D)                                       355,420          27,236
  FMC Technologies*                                       5,800             357
  Foundation Coal Holdings                                1,300              41
  Frontier Oil                                            7,200             207
  Grant Prideco*                                          3,300             131
  Halliburton                                            50,641           1,572
  Hess (D)                                               33,690           1,670
  Holly (D)                                              29,000           1,491
  Kinder Morgan                                           2,265             240
  Marathon Oil (D)                                       37,918           3,507
  Nabors Industries*                                     12,600             375
  National Oilwell Varco*                                13,462             824
  Occidental Petroleum                                   15,850             774
  Oceaneering International*                              3,300             131
  Overseas Shipholding Group                              4,500             253
  Patterson-UTI Energy (D)                               17,200             400
  Petro-Canada (D)*                                      26,100           1,071
  Pride International*                                    5,709             171
  Schlumberger                                            3,876             245
  SEACOR Holdings*                                        3,900             387
  Smith International                                       874              36
  Sunoco                                                 20,254           1,263
  Superior Energy Services*                              21,200             693
  Tesoro                                                 19,305           1,270
  Tetra Technologies*                                     3,200              82
  Tidewater                                              47,342           2,289
  Valero Energy                                          28,080           1,437
  Williams                                               42,322           1,105
  XTO Energy                                             18,833             886
                                                                  -------------
                                                                         75,429
                                                                  -------------
FINANCIALS -- 17.6%
  Chicago Mercantile Exchange Holdings, Cl A             13,574           6,919
  A.G. Edwards                                           24,223           1,533
  Affiliated Managers Group*                              2,668             280
  Affordable Residential Communities+*                    9,300             108
  Aflac                                                  11,516             530
  Allied Capital                                          9,092             297
  Allstate (D)                                           50,532           3,290
  AMB Property+                                             800              47
  AMBAC Financial Group                                   6,700             597
  American Capital Strategies                             2,706             125
  American Express                                       10,815             656
  American Financial Group                               68,794           2,470
  American International Group                           33,950           2,433
  American National Insurance                               117              13
  AmeriCredit (D)*                                       42,800           1,077
  Ameriprise Financial                                   11,088             604
  Annaly Capital Management+                             59,000             821
  Anthracite Capital+                                     1,104              14
  AON                                                    66,114           2,336
  Apartment Investment & Management, Cl A+                1,841             103
  Archstone-Smith Trust+                                  2,630             153
  Arthur J. Gallagher                                     1,720              51

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Ashford Hospitality Trust+                              3,700   $          46
  Assurant (D)                                           17,174             949
  Astoria Financial                                       1,735              52
  AvalonBay Communities+                                 17,266           2,245
  Bank of America (D)                                   163,359           8,722
  Bank of Hawaii                                            241              13
  Bank of New York                                       12,900             508
  BB&T                                                   10,939             481
  Bear Stearns (D)                                       11,672           1,900
  BlackRock                                               1,847             281
  Boston Properties+                                     10,227           1,144
  Brandywine Realty Trust+                                1,100              37
  BRE Properties, Cl A+                                   5,200             338
  Brown & Brown                                           9,588             270
  Camden Property Trust+                                  3,274             242
  Capital One Financial                                   8,906             684
  CapitalSource+                                          9,000             246
  CB Richard Ellis Group, Cl A (D)*                      14,500             481
  Cbot Holdings, Cl A*                                      300              45
  Charles Schwab                                          9,381             181
  Chubb                                                  16,418             869
  Cincinnati Financial                                    2,400             109
  CIT Group                                               9,464             528
  Citigroup (D)                                         202,034          11,253
  CNA Financial*                                          8,255             333
  Colonial BancGroup                                      8,500             219
  Comerica                                               32,945           1,933
  Commerce Bancorp                                       10,287             363
  Commerce Bancshares                                     3,421             166
  Compass Bancshares                                      3,874             231
  Conseco*                                               10,465             209
  Countrywide Financial (D)                              56,314           2,391
  Credicorp                                              21,700             888
  Cullen/Frost Bankers                                    4,800             268
  Duke Realty+                                            4,600             188
  E*Trade Financial*                                      1,300              29
  East West Bancorp                                       3,300             117
  Eaton Vance                                            21,200             700
  Equity Office Properties Trust+                         6,730             324
  Equity Residential+                                     8,341             423
  Erie Indemnity, Cl A                                    1,094              63
  Essex Property Trust+                                   2,100             271
  Everest Re Group                                        1,300             128
  Fannie Mae (D)*                                        61,871           3,675
  Federal Realty Investment Trust+                          809              69
  Fidelity National Financial, Cl A                       2,920              70
  Fifth Third Bancorp                                       900              37
  First Cash Financial Services*                         27,800             719
  First Citizens BancShares, Cl A                            10               2
  First Horizon National                                  2,321              97
  First Marblehead                                       32,300           1,765
  Forest City Enterprises, Cl A                           7,430             434
  Franklin Resources                                     10,181           1,122
  Freddie Mac                                            23,773           1,614
  Fulton Financial                                        7,168             120
  Genworth Financial, Cl A                                8,000             274
  Goldman Sachs Group (D)                                31,124           6,205
  Hanover Insurance Group                                25,874           1,263
  Hartford Financial Services Group                       5,551             518
  HCC Insurance Holdings                                  6,151             197
  Hospitality Properties Trust+                           8,287             394
  Host Hotels & Resorts+                                 46,135           1,133
  HRPT Properties Trust+                                 14,400             178
  Hudson City Bancorp                                    33,200             461
  IndyMac Bancorp                                        29,600           1,337
  IntercontinentalExchange*                              71,400           7,704
  Investors Financial Services                            2,700             115

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  iStar Financial+                                       17,500   $         837
  Janus Capital Group                                    32,600             704
  Jefferies Group                                         8,200             220
  JER Investors Trust+                                   12,100             250
  Jones Lang LaSalle                                     26,100           2,406
  JPMorgan Chase (D)                                    284,984          13,765
  Keycorp                                                39,778           1,513
  Kilroy Realty+                                            400              31
  Kimco Realty+                                             800              36
  KKR Financial+                                          4,400             118
  LandAmerica Financial Group                             1,200              76
  Legg Mason                                              1,795             171
  Lehman Brothers Holdings (D)                           89,329           6,978
  Leucadia National                                      14,500             409
  Lincoln National                                        2,674             178
  Loews                                                  80,036           3,319
  Luminent Mortgage Capital+                              7,400              72
  M&T Bank                                                4,424             540
  Mack-Cali Realty+                                         700              36
  Markel*                                                   194              93
  Marsh & McLennan                                       25,431             780
  Marshall & Ilsley                                       2,635             127
  Mellon Financial                                       15,830             667
  Mercantile Bankshares                                   2,515             118
  Merrill Lynch (D)                                      91,367           8,506
  Metlife (D)                                            61,182           3,610
  MGIC Investment                                        16,653           1,041
  Moody's (D)                                           107,618           7,432
  Morgan Stanley (D)                                     63,751           5,191
  National City (D)                                      76,402           2,793
  Nationwide Financial Services, Cl A                     2,200             119
  New Century Financial+                                  6,500             205
  New York Community Bancorp                             24,760             399
  Newcastle Investment+                                  11,900             373
  Northern Trust                                          7,562             459
  Nuveen Investments, Cl A                                5,800             301
  Old Republic International                             15,000             349
  Peoples Bank                                            2,747             123
  Philadelphia Consolidated Holding*                      1,800              80
  PMI Group (D)                                          47,500           2,241
  PNC Financial Services Group                           18,147           1,344
  Principal Financial Group (D)                          20,800           1,221
  Progressive                                            18,804             455
  Prologis+                                               2,335             142
  Protective Life                                           347              16
  Prudential Financial                                    3,600             309
  Public Storage+                                        12,832           1,251
  Radian Group (D)                                       45,977           2,479
  Ramco-Gershenson Properties+                            2,100              80
  Raymond James Financial                                11,264             341
  Rayonier+                                              46,358           1,903
  Reckson Associates Realty+                              7,100             324
  Regency Centers+                                          483              38
  Regions Financial                                      34,697           1,298
  Reinsurance Group of America                            3,200             178
  Safeco (D)                                             35,110           2,196
  Simon Property Group+                                     329              33
  SL Green Realty+                                        4,220             560
  SLM                                                     3,824             186
  St. Paul Travelers (D)                                 74,252           3,987
  Stancorp Financial Group                                2,200              99
  State Street                                            8,230             555
  SunTrust Banks                                         29,270           2,472
  Synovus Financial                                       2,959              91
  T. Rowe Price Group                                     9,554             418
  TCF Financial                                             400              11
  TD Banknorth                                            1,559              50

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Thornburg Mortgage+                                     3,500   $          88
  Torchmark                                               8,771             559
  Transatlantic Holdings                                  5,715             355
  UnionBanCal                                               400              24
  United Dominion Realty Trust+                           6,524             207
  US Bancorp (D)                                         86,310           3,124
  Valley National Bancorp                                10,800             286
  Vornado Realty Trust+                                   1,562             190
  Wachovia (D)                                          170,739           9,724
  Washington Federal                                      1,700              40
  Washington Mutual (D)                                 110,486           5,026
  Wells Fargo                                            89,318           3,176
  Whitney Holding                                        10,800             352
  Wilmington Trust                                        3,783             160
  WR Berkley                                             57,303           1,978
  XL Capital, Cl A                                        3,400             245
  Zions Bancorporation                                    4,515             372
                                                                  -------------
                                                                        209,437
                                                                  -------------
HEALTH CARE -- 11.3%
  Abbott Laboratories                                    21,475           1,046
  Advanced Medical Optics*                                2,600              92
  Aetna (D)                                              56,976           2,460
  Allergan                                               67,397           8,070
  AmerisourceBergen (D)                                 104,303           4,689
  Amgen (D)*                                             59,211           4,045
  Amylin Pharmaceuticals*                                   900              33
  Applera - Applied Biosystems Group                     15,224             559
  Barr Pharmaceuticals*                                   7,430             372
  Baxter International                                    8,953             415
  Becton Dickinson (D)                                   24,948           1,750
  Biogen Idec*                                           39,578           1,947
  Biomet                                                    900              37
  Bristol-Myers Squibb                                   21,067             555
  C.R. Bard                                               4,100             340
  Cardinal Health (D)                                   113,356           7,304
  Caremark Rx (D)                                        58,572           3,345
  Celgene*                                                7,906             455
  Cephalon*                                               4,997             352
  Cerner*                                                11,500             523
  Charles River Laboratories International*              24,100           1,042
  Cigna                                                   6,264             824
  Community Health Systems*                                 786              29
  Covance*                                                3,412             201
  Cytyc (D)*                                             41,200           1,166
  DaVita*                                                 1,010              57
  Dentsply International                                  3,800             113
  Edwards Lifesciences*                                   1,600              75
  Eli Lilly (D)                                          30,089           1,568
  Emdeon*                                                21,700             269
  Endo Pharmaceuticals Holdings*                            456              13
  Express Scripts (D)*                                   20,373           1,459
  Forest Laboratories (D)*                               44,022           2,228
  Genentech*                                            109,236           8,862
  Gilead Sciences*                                        5,100             331
  Health Management Associates, Cl A                        957              20
  Health Net*                                            40,229           1,958
  Henry Schein*                                          24,544           1,202
  Hillenbrand Industries                                  7,000             399
  Hospira*                                                1,912              64
  Humana*                                                52,105           2,882
  Idexx Laboratories*                                    26,977           2,139
  ImClone Systems*                                       19,400             519
  Immucor*                                                1,700              50
  IMS Health                                              8,550             235
  Invitrogen*                                               433              25

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Johnson & Johnson (D)                                 119,160   $       7,867
  King Pharmaceuticals*                                  50,698             807
  Laboratory of America Holdings*                        25,375           1,864
  LifePoint Hospitals*                                    1,200              40
  Lincare Holdings (D)*                                  14,642             583
  Manor Care                                              7,783             365
  McKesson (D)                                          141,971           7,198
  Medco Health Solutions (D)*                           124,110           6,632
  Medimmune*                                             25,000             809
  Medtronic                                              12,492             668
  Mentor                                                 12,100             591
  Merck (D)                                              80,136           3,494
  Millipore*                                                562              37
  Mylan Laboratories                                     44,492             888
  Omnicare                                                2,036              79
  PDL BioPharma*                                         50,100           1,009
  Pediatrix Medical Group*                                  700              34
  PerkinElmer                                            13,500             300
  Pfizer (D)                                            405,404          10,500
  Pharmaceutical Product Development                      3,018              97
  Quest Diagnostics                                       5,218             277
  Resmed*                                                 1,812              89
  Schering-Plough                                        10,696             253
  Sierra Health Services*                                 2,600              94
  Stryker                                                 2,804             155
  Tenet Healthcare*                                      33,511             234
  Thermo Fisher Scientific*                              29,587           1,340
  Triad Hospitals*                                          800              34
  United Therapeutics*                                   14,700             799
  UnitedHealth Group                                    176,772           9,498
  Universal Health Services, Cl B                         3,539             196
  Varian Medical Systems*                                 3,583             170
  VCA Antech*                                             9,000             290
  Vertex Pharmaceuticals*                                   100               4
  Waters*                                                 1,363              67
  WellCare Health Plans*                                  3,200             221
  WellPoint*                                             13,145           1,034
  Wyeth (D)                                              64,906           3,305
  Zimmer Holdings*                                       84,500           6,623
                                                                  -------------
                                                                        134,664
                                                                  -------------
INDUSTRIALS -- 10.3%
  3M                                                      7,245             565
  Actuant, Cl A                                             900              43
  Acuity Brands                                           7,600             395
  Adesa                                                   1,700              47
  AGCO*                                                   7,000             217
  Alliant Techsystems*                                      600              47
  Allied Waste Industries*                               14,800             182
  American Power Conversion                               4,700             144
  American Standard                                       2,900             133
  AMR*                                                   40,919           1,237
  Applied Industrial Technologies                         5,250             138
  Aramark, Cl B                                          14,074             471
  Armor Holdings*                                         9,431             517
  Avery Dennison                                          2,430             165
  Boeing (D)                                             42,480           3,774
  Brink's                                                 8,686             555
  Burlington Northern Santa Fe                           22,628           1,670
  C.H. Robinson Worldwide                                13,283             543
  Canadian National Railway (D)                          18,500             796
  Carlisle                                               12,839           1,008
  Caterpillar                                            73,363           4,499
  ChoicePoint*                                           25,774           1,015
  Con-way                                                16,325             719
  Continental Airlines, Cl B*                             5,400             223
  Copart*                                                 4,600             138

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Corporate Executive Board                              14,721   $       1,291
  Corrections of America*                                 6,400             289
  Covanta Holding*                                        6,100             134
  Crane                                                   4,600             169
  CSX                                                    46,242           1,592
  Cummins                                                 6,100             721
  Danaher                                                 5,045             365
  Deere                                                   5,000             475
  Donaldson                                               1,500              52
  Dover                                                  18,500             907
  Dun & Bradstreet (D)*                                  22,898           1,896
  Eaton                                                  12,775             960
  Emerson Electric                                       35,356           1,559
  Equifax                                                 1,457              59
  Expeditors International Washington                   151,548           6,138
  Fastenal                                                3,400             122
  FedEx (D)                                              51,458           5,589
  Flowserve*                                             42,278           2,134
  Fluor                                                  34,692           2,833
  Gardner Denver (D)*                                    33,700           1,257
  General Dynamics                                        6,782             504
  General Electric (D)                                  238,044           8,858
  Graco                                                   2,500              99
  Harsco                                                 12,599             959
  Herman Miller (D)                                      31,072           1,130
  Honeywell International (D)                           169,073           7,649
  HUB Group, Cl A*                                        3,100              85
  Hubbell, Cl B                                             700              32
  Illinois Tool Works                                     1,500              69
  Ingersoll-Rand, Cl A (D)                               21,600             845
  ITT                                                     2,518             143
  Jacobs Engineering Group (D)*                          43,836           3,574
  JB Hunt Transport Services                             30,900             642
  John H. Harland                                         1,500              75
  Kennametal                                              1,700             100
  L-3 Communications Holdings                             5,800             474
  Laidlaw International (D)*                             41,800           1,272
  Lincoln Electric Holdings                                 600              36
  Lockheed Martin (D)                                    29,437           2,710
  Manitowoc                                               5,300             315
  Manpower                                                6,900             517
  Masco                                                  29,400             878
  MSC Industrial Direct, Cl A                             2,800             110
  NCI Building Systems*                                   3,400             176
  Norfolk Southern                                       31,577           1,588
  Northrop Grumman (D)                                   83,673           5,665
  Oshkosh Truck                                           6,900             334
  Paccar (D)                                             26,714           1,734
  Parker Hannifin                                        26,500           2,037
  Perini*                                                   300               9
  Pitney Bowes                                              974              45
  Precision Castparts                                     4,680             366
  Raytheon (D)                                           65,663           3,467
  Republic Services                                       2,503             102
  Robert Half International                              31,600           1,173
  Rockwell Automation                                     6,000             366
  Rockwell Collins                                        3,454             219
  Roper Industries                                          238              12
  RR Donnelley & Sons                                    71,934           2,557
  Ryder System                                           32,391           1,654
  Southwest Airlines                                     16,888             259
  Spherion*                                               4,800              36
  SPX                                                     1,494              91
  Stericycle*                                             2,335             176
  Teleflex                                               10,200             659
  Terex*                                                  2,000             129
  Textron                                                 6,800             638

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Thomas & Betts (D)*                                    26,949   $       1,274
  Timken                                                 34,217             998
  Toro                                                    3,000             140
  Trinity Industries                                     19,200             676
  Tyco International                                     45,905           1,395
  UAL*                                                   26,604           1,171
  Union Pacific                                          11,887           1,094
  United Parcel Service, Cl B                           105,759           7,930
  United Technologies                                    37,704           2,357
  URS*                                                    3,200             137
  US Airways Group*                                         700              38
  Waste Management                                       18,600             684
  WESCO International*                                   42,493           2,499
  WW Grainger                                             2,067             145
                                                                  -------------
                                                                        122,889
                                                                  -------------

INFORMATION TECHNOLOGY -- 15.6%
  Activision*                                             2,400              41
  Acxiom                                                  3,400              87
  Adobe Systems*                                          4,800             197
  Advanced Energy Industries*                             4,300              81
  Agere Systems*                                         95,696           1,835
  Agilent Technologies (D)*                              37,482           1,306
  Akamai Technologies*                                   11,756             625
  Alliance Data Systems*                                  7,500             469
  Amphenol, Cl A                                          5,524             343
  Analog Devices                                         19,100             628
  Anixter International*                                 18,500           1,005
  Apple*                                                  4,148             352
  Applied Materials (D)                                  91,322           1,685
  Ariba*                                                  2,500              19
  Arrow Electronics*                                     83,606           2,638
  ATMI*                                                  23,300             711
  Automatic Data Processing (D)                          48,201           2,374
  Avaya*                                                 55,874             781
  Avnet*                                                131,259           3,351
  BEA Systems*                                           32,800             413
  BMC Software*                                          46,395           1,494
  Broadcom, Cl A*                                         1,958              63
  Cadence Design Systems (D)*                            59,282           1,062
  Captaris*                                                 900               7
  CDW                                                    18,177           1,278
  Ceridian*                                               9,000             252
  Cisco Systems (D)*                                    222,630           6,085
  Citrix Systems*                                         5,415             146
  Cognizant Technology Solutions, Cl A*                   3,600             278
  Computer Sciences*                                     42,611           2,274
  Convergys*                                             60,200           1,432
  DealerTrack Holdings*                                     300               9
  Dell*                                                  13,587             341
  Diebold                                                16,100             750
  Digital Insight*                                        4,600             177
  DST Systems*                                            9,121             571
  eBay*                                                 235,000           7,066
  Electronic Data Systems (D)                           150,386           4,143
  Factset Research Systems                                  800              45
  Fair Isaac (D)                                         30,800           1,252
  Fidelity National Information Services                  8,746             351
  First Data                                             11,556             295
  Fiserv (D)*                                            50,705           2,658
  Global Payments                                        14,765             684
  Google, Cl A*                                          20,802           9,579
  Harris                                                 18,523             849
  Hewlett-Packard (D)                                   305,284          12,575
  Ingram Micro, Cl A*                                    77,183           1,575
  Integrated Device Technology*                          17,000             263

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Intel (D)                                             161,001    $      3,260
  International Business Machines (D)                   136,235          13,235
  Intuit*                                               226,672           6,916
  Itron*                                                  9,800             508
  Jabil Circuit*                                         11,170             274
  Lam Research*                                          17,592             891
  Lexmark International, Cl A (D)*                       31,200           2,284
  Linear Technology                                       4,689             142
  LoJack*                                                 3,000              51
  Mastercard, Cl A                                        5,700             561
  McAfee*                                                 1,500              43
  MEMC Electronic Materials (D)*                         29,574           1,158
  Mettler Toledo International*                           2,862             226
  Micron Technology                                      38,062             531
  Microsoft (D)                                         391,320          11,685
  MicroStrategy, Cl A (D)*                               10,222           1,165
  Molex                                                  13,500             427
  MoneyGram International                                37,300           1,170
  Motorola (D)                                          170,668           3,509
  MTS Systems                                             2,600             100
  National Instruments                                    1,800              49
  NCR*                                                    9,575             409
  Network Appliance*                                     40,965           1,609
  Novellus Systems (D)*                                  70,503           2,427
  Nvidia*                                                11,224             415
  Oracle*                                               214,708           3,680
  Paychex                                               158,841           6,281
  Polycom*                                               23,900             739
  QLogic*                                                57,308           1,256
  Qualcomm                                              230,401           8,707
  Rambus*                                                 4,900              93
  Red Hat*                                                3,842              88
  Research In Motion*                                    34,500           4,408
  Sabre Holdings, Cl A                                   10,347             330
  SanDisk*                                              135,000           5,809
  Seagate Technology                                    260,000           6,890
  SonicWALL*                                             10,200              86
  Spansion, Cl A*                                        32,107             477
  Sybase*                                                 2,331              58
  Symantec*                                               7,356             153
  Symbol Technologies                                    13,400             200
  SYNNEX*                                                   400               9
  Synopsys (D)*                                          50,286           1,344
  Tech Data*                                             41,094           1,556
  Technitrol                                              1,300              31
  Tektronix                                               7,900             230
  Texas Instruments (D)                                  98,712           2,843
  Travelzoo*                                             11,100             332
  Trimble Navigation*                                     2,700             137
  VeriSign*                                                 654              16
  Websense*                                              17,900             409
  Western Digital*                                       34,525             706
  Western Union (D)*                                    356,760           7,999
  Xerox*                                                 46,540             789
  Xilinx                                                 40,400             962
                                                                  -------------
                                                                        186,158
                                                                  -------------
MATERIALS -- 3.0%
  Air Products & Chemicals                                2,000             141
  Airgas                                                    900              36
  Albemarle                                               3,500             251
  Alcoa                                                  40,700           1,221
  Allegheny Technologies                                  3,000             272
  Ashland                                                 4,069             282
  Ball                                                      900              39
  Bemis                                                  11,400             387
  Cabot                                                     200               9

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Carpenter Technology                                    1,000   $         103
  Celanese, Ser A                                        47,193           1,221
  Commercial Metals                                         600              15
  Crown Holdings*                                        86,320           1,806
  Cytec Industries                                        3,000             170
  Dow Chemical (D)                                       45,494           1,817
  E.I. Du Pont de Nemours                                58,741           2,861
  Eagle Materials                                        15,779             682
  Eastman Chemical                                        7,500             445
  Ecolab                                                 12,098             547
  FMC                                                     1,200              92
  Freeport-McMoRan Copper & Gold, Cl B                    2,770             154
  Greif, Cl A                                             7,500             888
  Huntsman*                                              98,444           1,867
  International Flavors & Fragrances                      8,000             393
  International Paper                                    11,400             389
  Lyondell Chemical                                      26,500             678
  Methanex                                               41,100           1,125
  Monsanto                                                3,612             190
  Mosaic*                                                 2,100              45
  Nalco Holding*                                          1,394              29
  Newmont Mining (D)                                     21,900             989
  Nucor                                                  28,000           1,530
  Owens-Illinois*                                        68,279           1,260
  Pactiv (D)*                                            58,500           2,088
  Phelps Dodge (D)                                        9,351           1,120
  PPG Industries                                          5,000             321
  Praxair                                               100,715           5,975
  Rohm & Haas                                             4,600             235
  RPM International                                       2,300              48
  Sealed Air                                              1,609             104
  Sigma-Aldrich                                             847              66
  Smurfit-Stone Container*                                8,300              88
  Sonoco Products                                         7,377             281
  Steel Dynamics (D)                                     46,200           1,499
  Temple-Inland                                           5,671             261
  Titanium Metals*                                        2,700              80
  United States Steel                                     2,200             161
  Valhi                                                   1,982              52
  Valspar                                                 5,400             149
  Vulcan Materials (D)                                   12,400           1,114
                                                                  -------------
                                                                         35,576
                                                                  -------------

TELECOMMUNICATION SERVICES -- 2.3%
  Alltel (D)                                             27,513           1,664
  American Tower, Cl A*                                   5,559             207
  AT&T                                                  159,772           5,712
  Bell Aliant Regional Communications
   Income Fund (Canada) (H)*                              2,066              48
  BellSouth                                              65,303           3,076
  CenturyTel                                             57,294           2,501
  Citizens Communications                                36,011             518
  Crown Castle International*                             9,515             307
  Embarq*                                                   822              43
  Leap Wireless International*                            2,300             137
  Qwest Communications International*                   185,014           1,549
  Rogers Communications, Cl B (D)                        25,700           1,532
  Sprint Nextel                                          28,443             537
  Telephone & Data Systems                               57,182           3,107
  US Cellular (D)*                                       51,709           3,598
  Verizon Communications (D)                             74,945           2,791
  Windstream                                              2,252              32
                                                                  -------------
                                                                         27,359
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
UTILITIES -- 2.1%
  AES*                                                    9,900   $         218
  AGL Resources                                           7,300             284
  Allegheny Energy*                                       5,221             240
  Alliant Energy                                         13,000             491
  Ameren                                                 15,200             817
  American Electric Power (D)                            24,322           1,036
  Atmos Energy                                            4,700             150
  Centerpoint Energy                                      2,400              40
  CMS Energy*                                            32,680             546
  Consolidated Edison                                       600              29
  Dominion Resources                                     11,221             941
  DPL                                                       651              18
  Duke Energy                                             2,478              82
  Edison International (D)                               94,289           4,288
  Energen (D)                                            40,300           1,892
  Energy East                                             6,200             154
  Entergy                                                14,500           1,339
  Exelon                                                  6,674             413
  FirstEnergy                                            15,165             914
  FPL Group                                                 700              38
  Great Plains Energy                                     5,100             162
  Hawaiian Electric Industries                            1,100              30
  KeySpan                                                13,600             560
  MDU Resources Group                                     5,370             138
  Mirant*                                                 3,900             123
  National Fuel Gas                                       5,200             200
  NiSource                                                5,300             128
  Northeast Utilities                                     8,500             239
  NRG Energy*                                            35,103           1,966
  NSTAR                                                   4,900             168
  OGE Energy                                              9,300             372
  Oneok                                                   9,300             401
  Pepco Holdings                                          1,800              47
  PG&E (D)                                               29,036           1,374
  Pinnacle West Capital                                     300              15
  PPL                                                       562              20
  Public Service Enterprise Group                        11,051             734
  Puget Energy                                            1,624              41
  Reliant Energy*                                        13,300             189
  SCANA                                                     739              30
  Sempra Energy                                          12,625             708
  Southern                                                  827              31
  Southern Union                                         13,000             363
  TXU (D)                                                41,125           2,229
  UGI                                                    19,700             537
  Xcel Energy                                             6,771             156
                                                                  -------------
                                                                         24,891
                                                                  -------------
Total Common Stock
  (Cost $953,247) ($ Thousands)                                       1,041,337
                                                                  -------------

ASSET-BACKED SECURITIES -- 8.6%

MORTGAGE RELATED SECURITIES -- 8.6%
  ABSC NIM Trust, Ser 2005-HE6,
    Cl A1 (E)
    5.050%, 08/27/35                              $         110             110
  ACE Securities, Ser 2003-OP1,
    Cl M1 (C)
    6.050%, 01/26/07                                        500             502
  ACE Securities, Ser 2005-HE3,
    Cl A2A (C)
    5.450%, 05/25/35                                         20              20

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Aames Mortgage Investment
    Trust, Ser 2005-4, Cl B2
    8.100%, 01/12/07                              $         170   $         152
  Aegis Asset-Backed Securities
    Trust, Ser 2003-3, Cl M1 (C)
    6.050%, 01/25/07                                         69              69
  American Home Mortgage Assets,
    Ser 2006-3, Cl M5 (C)
    5.970%, 10/25/46                                        250             250
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (C)
    5.294%, 01/25/07                                      5,172           5,160
  American Home Mortgage
    Investment Trust, Ser 2006-1,
    Cl 2A3 (C)
    5.100%, 01/25/07                                      1,333           1,318
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (C)
    6.250%, 01/25/07                                        427             428
  Ameriquest Mortgage Securities,
    Ser 2004-FR1, Cl A4
    3.243%, 05/25/34                                        337             335
  Argent Securities, Ser 2003-W5,
    Cl M1 (C)
    6.050%, 01/25/07                                        250             252
  Argent Securities, Ser 2003-W9,
    Cl M1 (C)
    6.040%, 01/26/07                                        343             345
  Asset-Backed Funding Certificates,
    Ser 2005-AQ1, Cl A2 (G)
    4.300%, 06/25/35                                        891             881
  Asset-Backed Funding NIM Trust,
    Ser 2005-WMC1, Cl N1 (E)
    5.900%, 07/26/35                                         46              46
  Asset-Backed Securities Home
    Equity Loan Trust, Ser
    2003-HE5, Cl M1 (C)
    6.100%, 01/15/07                                        547             550
  Asset-Backed Securities Home
    Equity Loan Trust, Ser
    2003-HE5, Cl M2 (C)
    7.250%, 01/15/07                                        257             259
  Asset-Backed Securities Home
    Equity, Ser 2003-HE7, Cl M2 (C)
    7.100%, 01/15/07                                        215             218
  Banc of America Commercial
    Mortgage, Ser 2006-2, Cl A1
    5.611%, 01/01/07                                        734             740
  Bear Stearns Asset-Backed
    Securities, Ser 2005-AQ2N,
    Cl A1 (E)
    5.500%, 09/25/35                                         11              11
  Bear Stearns Asset-Backed
    Securities, Ser 2005-HE11,
    Cl A1 (E)
    5.500%, 11/25/35                                        158             158
  Bear Stearns Asset-Backed
    Securities, Ser 2006-PC1N,
    Cl A1 (E)
    5.500%, 12/25/35                                         31              31
  Chase Funding Mortgage Loan,
    Ser 2003-1, Cl 2M2 (C)
    6.850%, 01/25/07                                        151             151

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Chase Funding Mortgage Loan,
    Ser 2003-6, Cl 1A3
    3.340%, 05/25/26                              $         582   $         573
  Conseco Finance, Ser 2001-C,
    Cl A4
    6.190%, 03/15/30                                        689             689
  Countrywide Alternative Loan
    Trust, Ser 2004-33, Cl 1A1
    4.999%, 01/01/07                                        770             776
  Countrywide Alternative Loan
    Trust, Ser 2005-69, Cl M3 (C)
    6.500%, 01/27/07                                        235             238
  Countrywide Alternative Loan
    Trust, Ser 2005-IM1, Cl M3 (C)
    7.350%, 01/27/07                                        375             378
  Countrywide Alternative Loan
    Trust, Ser 2006-OA11, Cl M3 (C)
    5.780%, 01/30/07                                        500             501
  Countrywide Alternative Loan
    Trust, Ser 2006-OA16, Cl M5 (C)
    5.900%, 08/25/36                                        225             224
  Countrywide Asset-Backed
    Certificates, Ser 2003-5,
    Cl MV2 (C)
    6.950%, 01/25/34                                        289             291
  Countrywide Asset-Backed
    Certificates, Ser 2004-9,
    Cl AF3 (C)
    3.854%, 10/25/30                                         71              71
  Countrywide Asset-Backed
    Certificates, Ser 2005-7,
    Cl MV8 (C)
    6.800%, 01/27/07                                        250             252
  Countrywide Asset-Backed
    Certificates, Ser 2006-S1, Cl A2
    5.549%, 08/25/21                                      1,600           1,595
  Countrywide Home Equity Loan
    Trust, Ser 2006-D, Cl 2A (C)
    5.550%, 01/30/07                                      1,972           1,972
  Countrywide Home Loans,
    Ser 2004-22, Cl A1 (C)
    5.090%, 01/01/07                                        495             492
  Countrywide Home Loans,
    Ser 2006-OA4, Cl M4 (C)
    6.170%, 01/27/07                                        285             290
  Countrywide Home Loans,
    Ser 2006-OA4, Cl M5 (C)
    6.220%, 01/27/07                                        195             197
  Countrywide Home Loans,
    Ser 2006-OA5, Cl 1M4 (C)
    6.400%, 01/27/07                                        275             277
  DSLA Mortgage Loan Trust,
    Ser 2004-AR4, Cl B1 (C)
    5.950%, 01/19/07                                        350             353
  FBR Securitization Trust,
    Ser 2005-2, Cl M10 (C)
    7.600%, 01/28/07                                        100              84
  FBR Securitization Trust,
    Ser 2005-4, Cl M11 (C)
    7.350%, 01/27/07                                        210             200
  FBR Securitization Trust,
    Ser 2005-4, Cl M12 (C)
    7.350%, 01/27/07                                         81              80

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  FBR Securitization Trust,
    Ser 2005-5, Cl M12 (C)
    7.600%, 01/27/07                              $         124   $         120
  First Franklin Mortgage Loan
    Asset, Ser 2005-FFH4, Cl N1 (E)
    5.682%, 12/25/35                                         63              62
  First Franklin Mortgage Loan,
    Ser 2003-FF5, Cl M6 (C)
    8.850%, 01/25/07                                        345             345
  First Franklin Mortgage Loan,
    Ser 2005-FF4, Cl 2A3 (C)
    5.570%, 01/25/07                                      1,400           1,401
  First Horizon Alternative
    Mortgage Trust, Ser 2006-AA6, Cl 2A1
    5.750%, 01/01/07                                      4,603           4,616
  First Horizon Asset Securities,
    Ser 2006-AR3, Cl 1A1
    5.915%, 01/01/07                                        912             914
  GE-WMC Mortgage Securities NIM
    Trust, Ser 2005-2A, Cl N1 (E)
    5.500%, 01/25/36                                        145             145
  GMAC Mortgage Loan Trust,
    Ser 2004-HE2, Cl A2 (C)
    2.880%, 01/25/07                                        454             449
  GMAC Mortgage Loan Trust,
    Ser 2006-HE1, Cl A (C)
    5.560%, 01/25/07                                      3,900           3,902
  GS Mortgage Securities,
    Ser 2006-GG6, Cl AM
    5.622%, 04/10/38                                      3,800           3,866
  GSAA Home Equity Trust,
    Ser 2006-3N, Cl N1 (E)
    5.750%, 03/25/36                                         43              42
  Greenwich Capital Commercial
    Funding, Ser 2006-GG7, Cl AM (C)
    6.110%, 07/10/38                                      2,100           2,194
  Hasco NIM Trust, Ser 2006-OP2A, Cl A (E)
    5.856%, 01/26/36                                         97              96
  Holmes Financing, Ser 2006-10A,
    Cl 1C (C) (E)
    5.738%, 01/16/07                                        600             600
  Home Equity Asset Trust,
    Ser 2003-4, Cl M2 (C)
    7.250%, 01/25/07                                        370             371
  Home Equity Asset Trust,
    Ser 2005-4, Cl 2A1 (C)
    5.440%, 01/25/07                                         65              65
  Home Equity Asset Trust,
    Ser 2005-7N, Cl A (E)
    6.500%, 02/27/36                                        395             391
  Home Equity Asset Trust,
    Ser 2005-9N, Cl A (E)
    6.500%, 05/27/36                                        174             172
  Home Equity Asset Trust,
    Ser 2006-1N, Cl 1A (E)
    6.500%, 05/27/36                                        108             108
  Home Equity Mortgage Trust,
    Ser 2006-5, Cl A1
    5.500%, 01/25/37                                      3,353           3,353
  IMPAC CMB Trust, Ser 2004-10,
    Cl 4M1 (C)
    5.950%, 03/25/35                                        454             456

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  IMPAC NIM Trust, Ser 2006-1,
    Cl N (E)
    6.000%, 03/25/36                              $          77   $          77
  IMPAC Secured Assets,
    Ser 2006-3, Cl A4 (C)
    5.410%, 01/27/07                                      3,036           3,036
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR12, Cl M2 (C)
    5.900%, 09/25/46                                        235             234
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M6 (C)
    7.100%, 04/25/46                                        240             244
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M9 (C)
    7.100%, 01/25/07                                        200             168
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR4, Cl M4 (C)
    6.050%, 01/25/07                                        165             166
  JP Morgan Chase Commercial
    Mortgage, Ser 2006-LDP7, Cl AM (C)
    6.066%, 01/01/07                                      2,700           2,811
  JP Morgan Mortgage Acquisition,
    Ser 2006-RM1, Cl A2 (C)
    5.400%, 01/27/07                                        881             881
  JP Morgan Mortgage Acquistion,
    Ser 2006-WF1, Cl A1B
    5.607%, 01/31/07                                      1,198           1,198
  Lehman XS Trust, Ser 2005-5N,
    Cl M3 (C)
    6.350%, 01/25/07                                        600             608
  Lehman XS Trust, Ser 2005-5N,
    Cl M4 (C)
    7.100%, 01/31/07                                        725             698
  Lehman XS Trust, Ser 2005-7N,
    Cl M51 (C)
    6.600%, 12/25/35                                        150             152
  Lehman XS Trust, Ser 2005-7N,
    Cl M7I (C)
    7.100%, 01/27/07                                        325             312
  Lehman XS Trust, Ser 2005-9N,
    Cl M4 (C)
    6.750%, 01/30/07                                        225             231
  Lehman XS Trust, Ser 2005-9N,
    Cl M6 (C)
    7.100%, 01/30/07                                        415             418
  Lehman XS Trust, Ser 2006-11,
    Cl M10 (C)
    7.350%, 01/25/07                                        210             173
  Lehman XS Trust, Ser 2006-12N,
    Cl M4 (C)
    5.900%, 08/25/46                                        270             273
  Lehman XS Trust, Ser 2006-12N,
    Cl M5 (C)
    5.950%, 08/25/46                                        150             150
  Lehman XS Trust, Ser 2006-2N,
    Cl M5 (C)
    6.500%, 01/27/07                                        240             243
  Long Beach Asset Holdings,
    Ser 2006-2, Cl N1 (E)
    5.780%, 04/25/46                                         62              61
  Long Beach Mortgage Loan Trust,
    Ser 2006-WL1, Cl 1A3 (C)
    5.680%, 01/27/07                                        799             802

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Master Adjustable Rate Mortgage
    Trust, Ser 2005-2 3A1
    4.780%, 01/01/07                              $         988   $         988
  Master Asset-Backed Securities
    NIM Trust, Ser 2006-CI13,
    Cl N1 (E)
    7.000%, 12/25/35                                        197             192
  Master Asset-Backed Securities
    NIM Trust, Ser 2006-CI14,
    Cl N1 (E)
    6.000%, 07/26/35                                        136             136
  Master Asset-Backed Securities
    Trust, Ser 2002-OPT1, Cl M1 (C)
    6.500%, 01/27/07                                         62              63
  Merrill Lynch Mortgage
    Investors, Ser 2005-FF6,
    Cl N1 (E)
    4.500%, 05/25/36                                         82              82
  Merrill Lynch Mortgage
    Investors, Ser 2006-1, Cl 1A (C)
    5.350%, 02/25/36                                      2,243           2,224
  Merrill Lynch Mortgage
    Investors, Ser 2006-MLN1,
    Cl A2A (C)
    5.580%, 01/29/07                                        916             916
  Merrill Lynch Mortgage
    Investors, Ser 2006-RM4,
    Cl A2A (C)
    5.400%, 01/27/07                                      1,446           1,446
  Morgan Stanley Capital I,
    Ser 2003-NC10, Cl M1 (C)
    6.030%, 01/27/07                                        583             584
  Morgan Stanley Capital I,
    Ser 2003-NC10, Cl M2 (C)
    7.150%, 01/26/07                                        487             489
  Morgan Stanley Dean Witter
    Capital I, Ser 2003-NC1,
    Cl M2 (C)
    7.400%, 01/27/07                                        274             274
  New Century Home Equity Loan
    Trust, Ser 2003-B, Cl M1 (C)
    6.000%, 01/27/07                                        566             569
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (C)
    4.450%, 01/01/07                                        687             683
  New Century Home Equity Loan
    Trust, Ser 2005-A, Cl A2 (G)
    4.461%, 01/25/07                                      1,745           1,730
  Option One Mortgage Loan Trust,
    Ser 2003-4, Cl M2 (C)
    7.000%, 07/25/33                                        122             122
  Option One Mortgage Loan Trust,
    Ser 2003-5, Cl M1 (C)
    6.000%, 01/23/07                                        350             351
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (C) (E)
    7.850%, 01/27/07                                        100              87
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (C) (E)
    7.850%, 01/27/07                                        190             180
  Ownit Mortgage Loan
    Asset-Backed Securities
    Trust, Ser 2006-1, Cl AF1 (G)
    5.424%, 12/25/36                                      2,408           2,395
  Ownit Mortgage Loan NIM Trust,
    Ser 2005-5A, Cl N1 (E)
    5.500%, 10/25/36                                         67              66
  People's Financial Realty
    Mortgage Security,
    Ser 2006-1, Cl B1 (C)
    7.820%, 01/03/07                                        243             238

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (C)
    5.750%, 01/27/07                              $         545   $         549
  Residential Accredit Loans,
    Ser 2006-Q04, Cl N1 (E)
    6.048%, 04/25/46                                        362             361
  Residential Accredit Loans,
    Ser 2006-Q06, Cl M5 (C)
    5.850%, 01/29/07                                        350             349
  Residential Accredit Loans,
    Ser 2006-QO3, Cl M4 (C)
    6.070%, 01/25/07                                        250             250
  Residential Accredit Loans,
    Ser 2006-QO3, Cl M5 (C)
    6.130%, 01/25/07                                        250             250
  Residential Asset Mortgage
    Products, Ser 2003-RS10, Cl AI5
    4.910%, 01/25/31                                        430             428
  Residential Asset Mortgage
    Products, Ser 2006-RZ4, Cl A1 (C)
    5.410%, 01/25/07                                      2,364           2,364
  Residential Asset Mortgage
    Products, Ser 2006-RZ4, Cl M9 (C)
    7.820%, 01/25/07                                        115             105
  Residential Asset Securities,
    Ser KS9, Cl AI3
    3.250%, 12/25/28                                         74              73
  Residential Asset Securitization
    Trust, Ser 2004-IP2, Cl 3A1 (C)
    5.274%, 01/25/07                                      1,813           1,814
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2A (C) (E)
    5.450%, 01/25/07                                      1,072           1,072
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2B (C) (E)
    5.500%, 01/25/07                                      1,000           1,000
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl N1 (E)
    4.750%, 09/25/35                                        149             147
  SB Finance NIM Trust,
    Ser 2006-KS4N, Cl N1 (E)
    7.500%, 06/25/36                                        110             110
  SLM Student Loan Trust,
    Ser 2006-C, Cl C (C)
    5.754%, 03/28/07                                      1,000             989
  Saco I Trust, Ser 2005-10,
    Cl 2A1 (C)
    5.610%, 01/30/07                                      4,632           4,640
  Sail NIM Notes, Ser 2005-11A,
    Cl A (E)
    7.500%, 01/27/36                                        291             189
  Sail NIM Notes, Ser 2006-BC1A,
    Cl A (E)
    7.000%, 03/27/36                                        197             172
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (E)
    5.000%, 05/25/35                                        196             196
  Soundview NIM Trust,
    Ser 2005-OPT4, Cl N1 (E)
    5.682%, 12/25/35                                         14              14
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-16XS,
    Cl M2 (C)
    6.250%, 01/25/07                                        505             508

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Structured Asset Investment
    Loan, Ser 2005-4, Cl M11 (C)
    7.850%, 01/25/07                              $         250   $         234
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B4 (C)
    6.300%, 01/27/07                                        191             193
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B5 (C)
    6.400%, 01/27/07                                        121             122
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (G)
    3.920%, 02/25/35                                        253             251
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl A1 (C) (E)
    4.500%, 03/25/37                                      3,452           3,418
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl AX (C) (E)
    20.000%, 03/25/37                                       324              22
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl B1 (C) (E)
    6.130%, 01/25/07                                        300             300
  Terwin Mortgage Trust,
    Ser 2006-4SL, Cl A1 (C) (E)
    4.500%, 05/25/37                                      3,633           3,601
  Terwin Mortgage Trust,
    Ser 2006-4SL, Cl AX (C) (E)
    20.000%, 05/25/37                                       776              52
  Terwin Mortgage Trust,
    Ser 2006-6, Cl A1 (C)
    4.500%, 07/25/37                                      1,444           1,429
  Terwin Mortgage Trust,
    Ser 2006-HF1, Cl A1A (C) (E)
    4.500%, 02/25/37                                      1,041           1,034
  Wachovia Student Loan Trust,
    Ser 2006-1, Cl B (C) (E)
    5.689%, 03/29/07                                      3,200           3,205
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (C)
    3.450%, 06/25/19                                        943             939
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl M8A (C) (E)
    8.330%, 01/28/07                                        300             305
                                                                  -------------
Total Asset-Backed Securities
  (Cost $102,354) ($ Thousands)                                         102,614
                                                                  -------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 4.7%
  FHLMC (C)
    5.572%, 10/01/35                                        799             799
  FNMA
    5.500%, 11/01/20                                        943             943
    5.500%, 12/01/20                                        939             939
    5.500%, 12/01/20                                        939             939
    5.500%, 01/01/21                                        947             947
    5.500%, 01/01/21                                        964             964
    5.500%, 01/01/21                                        961             961
    5.500%, 02/01/21                                        885             885
    5.500%, 03/01/21                                      3,827           3,826
    5.500%, 03/01/21                                      2,924           2,924
    5.500%, 03/01/21                                        941             941
    5.500%, 03/01/21                                        962             962
    5.500%, 06/01/21                                          3               3

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  FNMA (C)
    5.581%, 05/01/36                              $       1,893   $       1,908
    5.524%, 01/01/36                                        797             799
    5.504%, 05/01/36                                        967             973
  FNMA TBA
    6.000%, 01/01/20                                      3,000           3,041
    5.500%, 01/01/19                                     14,000          13,996
    5.500%, 01/01/37                                      1,900           1,877
    5.000%, 01/01/19                                     12,300          12,089
  GNMA (C)
    5.500%, 01/30/07                                        576             580
    5.000%, 02/20/35                                        446             447
    4.500%, 06/20/36                                        487             485
    4.000%, 06/20/34                                        614             612
    4.000%, 07/20/35                                        383             382
    4.000%, 01/20/36                                        464             461
    3.750%, 03/20/34                                        513             507
  GNMA ARM (C)
    4.500%, 08/20/34                                        687             685
    4.500%, 01/20/36                                        425             424
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $55,249) ($ Thousands)                                           55,299
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.2%
  FHLMC CMO STRIPS, Ser 232, Cl IO, IO
    5.000%, 08/01/35                                      1,529             366
  FHLMC CMO STRIPS, Ser 233, Cl 12, IO
    5.000%, 09/15/35                                      1,161             299
  FHLMC DN (F)
    5.380%, 01/16/07                                        100             100
  FNMA CMO STRIPS, Ser 359, Cl 6, IO
    5.000%, 11/01/35                                        429             100
  FNMA CMO STRIPS, Ser 360, Cl 2, IO
    5.000%, 08/01/35                                     20,183           2,977
  FNMA CMO STRIPS, Ser 377, Cl 2, IO
    5.000%, 10/01/36                                        790             193
  FNMA DN
    5.900%, 06/06/95                                         25              24
    1.240%, 02/06/03                                        875             871
  FNMA DN (A) (F)
    5.145%, 03/30/07                                      1,100           1,086
  FNMA DN (F)
    5.201%, 02/07/07                                      8,000           7,960
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $16,020) ($ Thousands)                                           13,976
                                                                  -------------

CORPORATE OBLIGATIONS -- 0.9%

CONSUMER DISCRETIONARY -- 0.1%
  COX Communications
    4.625%, 06/01/13                                        375             353
  Comcast
    5.300%, 01/15/14                                        470             461
  Omnicon Group
    5.900%, 04/15/16                                        210             212
  Time Warner
    6.875%, 05/01/12                                        375             396
                                                                  -------------
                                                                          1,422
                                                                  -------------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
ENERGY -- 0.0%
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                              $         375   $         356
                                                                  -------------
FINANCIALS -- 0.6%
  CIT Group
    5.000%, 02/13/14                                        500             483
  Credit Suisse First Boston USA
    6.500%, 01/15/12                                        250             263
  Genworth Financial
    5.750%, 06/15/14                                        375             382
  Goldman Sachs Group
    5.500%, 11/15/14                                        750             751
  Household Finance
    6.375%, 10/15/11                                        375             392
  JPMorgan Chase
    5.125%, 09/15/14                                        375             369
  Lehman Brothers Holdings MTN
    5.500%, 04/04/16                                        375             375
  Merrill Lynch
    6.050%, 05/16/16                                        375             388
  Morgan Stanley
    4.750%, 04/01/14                                        375             359
  Residential Capital
    6.500%, 04/17/13                                        630             638
  Shinsei Finance Cayman (C) (E)
    6.418%, 01/29/49                                        400             399
  Simon Property Group +
    5.750%, 12/01/15                                        250             254
    5.600%, 09/01/11                                        210             212
  Wachovia
    5.300%, 10/15/11                                        680             680
    4.875%, 02/15/14                                        250             241
  Washington Mutual Preferred
    Funding (C) (E)
    6.534%, 03/15/49                                        400             395
  istar Financial, Ser 1
    5.875%, 03/15/16                                        250             248
                                                                  -------------
                                                                          6,829
                                                                  -------------
HEALTH CARE -- 0.1%
  Aetna
    5.750%, 06/15/11                                        375             381
  Teva Pharmaceutical Finance LLC
    5.550%, 02/01/16                                        375             367
  Wellpoint
    6.800%, 08/01/12                                        250             265
                                                                  -------------
                                                                          1,013
                                                                  -------------
INDUSTRIALS -- 0.0%
  Lafarge
    6.150%, 07/15/11                                        230             236
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.0%
  Embarq
    6.738%, 06/01/13                                        185             189
                                                                  -------------
UTILITIES -- 0.1%
  Dominion Resources
    4.750%, 12/15/10                                        250             244

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Exelon Generation
    6.950%, 06/15/11                              $         375   $         395
                                                                  -------------
                                                                            639
                                                                  -------------
Total Corporate Obligations
  (Cost $10,417) ($ Thousands)                                           10,684
                                                                  -------------

CASH EQUIVALENT -- 6.5%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.340%**                 77,924,027          77,924
                                                                  -------------
Total Cash Equivalent
  (Cost $77,924) ($ Thousands)                                           77,924
                                                                  -------------

U.S. TREASURY OBLIGATIONS (A) (B) -- 0.9%
  U.S. Treasury Bill
    5.285%, 02/22/07                                      2,234           2,219
  U.S. Treasury Bond
    2.375%, 04/15/11                                      5,398           5,376
  U.S. Treasury Note
    5.125%, 05/15/16                                      2,583           2,661
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $10,187) ($ Thousands)                                           10,256
                                                                  -------------

COMMERCIAL PAPER (B) -- 2.0%

FINANCIALS -- 1.6%
  Goldman Sachs Group
    5.400%, 01/05/07                                      7,000           6,972
  HSBC Finance
    5.277%, 01/11/07                                      8,000           7,988
  ING Funding
    5.273%, 01/10/07                                      4,000           3,995
                                                                  -------------
                                                                         18,955
                                                                  -------------
ENERGY -- 0.4%
  New Jersey Natural Gas
    5.280%, 01/03/07                                      5,000           4,998
                                                                  -------------
Total Commercial Paper
  (Cost $23,953) ($ Thousands)                                           23,953
                                                                  -------------

                                                         Number
                                                      of Rights
                                                      ---------
RIGHTS -- 0.0%
  Affordable Residential Communities,
     Expires 01/23/07+                                    9,300               8
                                                                  -------------
Total Rights
  (Cost $0) ($ Thousands)                                                     8
                                                                  -------------

Total Investments -- 112.2%
  (Cost $1,249,351) ($ Thousands)++                               $   1,336,051
                                                                  -------------

COMMON STOCK SOLD SHORT -- (9.4)%

CONSUMER DISCRETIONARY -- (2.7)%
  Amazon.com*                                           (31,000)         (1,223)
  Boyd Gaming                                           (33,100)         (1,500)
  Career Education*                                     (27,372)           (678)
  Coldwater Creek*                                      (40,100)           (983)
  Corinthian Colleges*                                  (48,600)           (662)
  Dick's Sporting Goods*                                (12,600)           (617)

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Discovery Holding, Cl A*                             (260,707)  $      (4,195)
  DR Horton                                              (4,100)           (109)
  Eastman Kodak                                         (15,300)           (395)
  Gentex                                               (243,165)         (3,784)
  H&R Block                                             (55,500)         (1,279)
  Hearst-Argyle Television                              (20,130)           (513)
  Hilton Hotels                                         (20,300)           (708)
  International Speedway, Cl A                           (6,513)           (332)
  Laureate Education*                                   (22,900)         (1,114)
  MDC Holdings                                          (43,970)         (2,508)
  New York Times, Cl A                                  (27,800)           (677)
  News, Cl A                                            (15,800)           (339)
  O'Reilly Automotive*                                  (66,800)         (2,142)
  Quiksilver*                                           (56,900)           (896)
  R.H. Donnelley                                         (9,797)           (615)
  Scientific Games, Cl A*                               (75,000)         (2,267)
  Standard-Pacific                                      (29,655)           (794)
  Starwood Hotels & Resorts Worldwide                    (2,000)           (125)
  Tractor Supply*                                       (19,800)           (885)
  Urban Outfitters*                                     (78,600)         (1,813)
  XM Satellite Radio Holdings, Cl A*                   (101,828)         (1,471)
                                                                  -------------
                                                                        (32,624)
                                                                  -------------
CONSUMER STAPLES -- (0.1)%
  Hansen Natural*                                       (28,500)           (960)
  Whole Foods Market                                       (399)            (19)
                                                                  -------------
                                                                           (979)
                                                                  -------------
ENERGY -- (1.0)%
  Arch Coal                                             (38,600)         (1,159)
  Cameco                                                (41,900)         (1,695)
  Cheniere Energy*                                      (22,800)           (658)
  Consol Energy                                          (2,200)            (71)
  Dresser-Rand Group*                                   (33,000)           (808)
  Foundation Coal Holdings                               (1,600)            (51)
  Helix Energy Solutions Group*                         (28,800)           (903)
  Massey Energy                                         (45,300)         (1,052)
  Quicksilver Resources*                                (34,900)         (1,277)
  Rowan                                                 (29,700)           (986)
  Southwestern Energy                                   (66,000)         (2,313)
  Tetra Technologies*                                   (13,800)           (353)
  Todco*                                                 (9,600)           (328)
  W&T Offshore                                          (15,000)           (461)
                                                                  -------------
                                                                        (12,115)
                                                                  -------------
FINANCIALS -- (1.1)%
  Arthur J. Gallagher                                   (20,700)           (612)
  Astoria Financial                                      (5,400)           (163)
  Capitol Federal Financial                             (32,200)         (1,237)
  Commerce Bancorp                                      (36,400)         (1,284)
  Hudson City Bancorp                                  (363,430)         (5,044)
  Investors Financial Services                           (5,800)           (247)
  Leucadia National                                     (12,487)           (352)
  Marsh & McLennan                                       (3,900)           (120)
  New Century Financial+                                (49,022)         (1,549)
  People's Bank                                         (33,100)         (1,477)
  T. Rowe Price Group                                    (6,000)           (263)
  Valley National Bancorp                               (23,300)           (618)
  Vornado Realty Trust+                                    (400)            (49)
                                                                  -------------
                                                                        (13,015)
                                                                  -------------
HEALTH CARE -- (1.0)%
  Abraxis BioScience*                                      (372)            (10)
  Affymetrix*                                           (62,800)         (1,448)

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Amylin Pharmaceuticals*                               (38,182)  $      (1,377)
  Bausch & Lomb                                         (10,300)           (536)
  Boston Scientific*                                    (90,979)         (1,563)
  Brookdale Senior Living                               (36,119)         (1,734)
  DaVita*                                                (6,300)           (358)
  Endo Pharmaceuticals Holdings*                        (28,000)           (772)
  Millennium Pharmaceuticals*                           (23,814)           (260)
  Omnicare                                              (16,200)           (626)
  Pharmaceutical Product Development                    (29,500)           (950)
  Respironics*                                          (25,600)           (966)
  Tenet Healthcare*                                    (117,000)           (815)
  Vertex Pharmaceuticals*                               (26,500)           (992)
                                                                  -------------
                                                                        (12,407)
                                                                  -------------
INDUSTRIALS -- (0.8)%
  AGCO                                                   (4,300)           (133)
  Avis Budget Group                                     (14,400)           (312)
  Corporate Executive Board                              (2,390)           (210)
  Covanta Holding*                                      (72,200)         (1,591)
  DRS Technologies                                      (22,201)         (1,170)
  Expeditors International Washington                   (10,000)           (405)
  GATX                                                  (11,400)           (494)
  JetBlue Airways*                                      (63,500)           (902)
  Kansas City Southern                                  (22,800)           (661)
  Southwest Airlines                                    (93,438)         (1,431)
  Spirit Aerosystems Holdings, Cl A*                    (20,500)           (686)
  Stericycle*                                            (3,349)           (253)
  UTi Worldwide                                         (41,000)         (1,226)
                                                                  -------------
                                                                         (9,474)
                                                                  -------------
INFORMATION TECHNOLOGY -- (2.0)%
  Alliance Data Systems*                                (14,700)           (918)
  Autodesk                                              (10,800)           (437)
  Avid Technology*                                      (25,300)           (943)
  Broadcom, Cl A*                                       (28,900)           (934)
  CACI International, Cl A*                             (10,000)           (565)
  Ceridian*                                              (6,000)           (168)
  Ciena*                                                (10,647)           (295)
  Citrix Systems*                                       (22,100)           (598)
  Dolby Laboratories, Cl A*                              (7,135)           (221)
  eBay*                                                 (22,400)           (674)
  F5 Networks*                                           (6,772)           (503)
  Fair Isaac                                            (40,880)         (1,662)
  JDS Uniphase*                                         (10,277)           (171)
  Juniper Networks*                                     (32,175)           (609)
  Mastercard, Cl A                                       (3,468)           (342)
  Maxim Integrated Products                             (18,200)           (557)
  NAVTEQ*                                               (57,948)         (2,026)
  Paychex                                               (22,152)           (876)
  PMC-Sierra*                                          (304,935)         (2,046)
  QLogic*                                                  (248)             (5)
  Rambus*                                               (72,418)         (1,371)
  Red Hat*                                              (82,048)         (1,887)
  Riverbed Technology*                                   (9,999)           (308)
  Salesforce.com*                                       (67,103)         (2,446)
  SanDisk*                                               (6,244)           (269)
  Silicon Laboratories*                                 (41,363)         (1,433)
  Unisys*                                              (136,000)         (1,066)
  VeriFone Holdings*                                    (27,300)           (966)
                                                                  -------------
                                                                        (24,296)
                                                                  -------------

-------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------
MATERIALS -- (0.4)%
  Ivanhoe Mines*                                       (116,700)  $      (1,147)
  Louisiana-Pacific                                    (111,070)         (2,391)
  Martin Marietta Materials                                (400)            (42)
  Mosaic                                                (75,800)         (1,619)
                                                                  -------------
                                                                         (5,199)
                                                                  -------------
TELECOMMUNICATION SERVICES -- (0.2)%
  Leap Wireless International*                           (2,300)           (137)
  NeuStar, Cl A*                                        (40,352)         (1,309)
  SBA Communications, Cl A*                             (15,804)           (435)
                                                                  -------------
                                                                         (1,881)
                                                                  -------------
UTILITIES -- 0.0%
  Aqua America                                             (683)            (16)
                                                                  -------------
Total Common Stock Sold Short
  (Proceeds $(111,221)) ($ Thousands)                                  (112,006)
                                                                  -------------

U.S. TREASURY OBLIGATION SOLD
SHORT (B) -- (0.2)%
  U.S. Treasury Bond
    5.125%, 05/15/16                              $      (2,583)         (2,661)
                                                                  -------------
Total U.S. Treasury Obligations Sold Short
  (Proceeds $(2,563)) ($ Thousands)                                      (2,661)
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
                                                                   Appreciation
Type of                      Number of             Expiration     (Depreciation)
Contract                     Contracts                   Date      ($ Thousands)
--------------------------------------------------------------------------------
90-Day Eurodollar                   92             March 2007     $         (17)
90-Day Eurodollar                  (68)            March 2008               (39)
90-Day Eurodollar                  (44)            March 2009               (34)
90-Day Eurodollar                  (43)            March 2010               (32)
90-Day Eurodollar                  (12)            March 2011                (7)
90-Day Eurodollar                   (7)             June 2007                 2
90-Day Eurodollar                  (58)             June 2008               (37)
90-Day Eurodollar                  (44)             June 2009               (34)
90-Day Eurodollar                  (39)             June 2010               (27)
90-Day Eurodollar                    2              June 2011                 1
90-Day Eurodollar                  (50)        September 2007                 4
90-Day Eurodollar                  (49)        September 2008               (31)
90-Day Eurodollar                  (44)        September 2009               (34)
90-Day Eurodollar                  (23)        September 2010                (9)
90-Day Eurodollar                    3         September 2011                 1
90-Day Eurodollar                   20          December 2007                 2
90-Day Eurodollar                 (132)         December 2008               (57)
90-Day Eurodollar                  (44)         December 2009               (33)
90-Day Eurodollar                  (23)         December 2010               (10)
S&P 500 Composite Index            155             March 2007                45
S&P 500 Composite Index            550             March 2007               670
U.S. 2-Year Note (CBT)              57             March 2007               (38)
U.S. 5-Year Note (CBT)              35             March 2007               (26)
U.S. 10-Year Note                  (55)            March 2007                56
U.S. Long Bond (CBT)                17             March 2007               (37)
                                                                  -------------
                                                                  $         279
                                                                  =============

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

Swaps -- At December 31, 2006, the following Credit Default Swap agreements were outstanding:
----------------------------------------------------------------------------------------------------------------------
                                                 Credit Default Swaps
----------------------------------------------------------------------------------------------------------------------
                                                                                                        Net Unrealized
                                                                                             Notional     Appreciation
                                                                           Expiration          Amount   (Depreciation)
Description                                                                      Date   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.27% (1.08% per annum) times notional amount of Southwest Airlines Co., 6.500%, 03/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Merrill Lynch)                         12/20/11            $750             $ --
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Lubrizol Corp., 7.250%, 06/15/2035. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: J.P. Morgan)                           12/20/11             750                1
Fund pays a quarterly payment of 0.690% (2.760% per annum) times notional amount of Donnelley (R.R.) & Sons, 4.950%, 04/01/2014. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Merrill Lynch)            12/20/11             750               (2)
Fund pays a quarterly payment of 0.200% (0.800% per annum) times notional amount of PPG Industries Inc, 7.050%, 08/15/2009. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: J.P. Morgan)              12/20/11             750               (1)
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Lubrizol Corp., 7.250%, 06/15/2025. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Merrill Lynch)                         12/20/11             750               (3)
Fund pays a quarterly payment of 0.110% (0.440% per annum) times notional amount of Autozone Inc., 5.875%, 10/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Bank of America)                       12/20/13             750               (2)
Fund pays a quarterly payment of 0.475% (1.900% per annum) times notional amount of Meadwestvaco Corp., 6.850%, 04/01/2012. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/11             750               (1)
Fund pays a quarterly payment of 0.460% (1.840% per annum) times notional amount of Autozone Inc., 5.875%, 10/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: J.P. Morgan)                           12/20/11             750               (1)
Fund pays a quarterly payment of 1.180% (4.720% per annum) times notional amount of Gap Inc., 8.800%, 12/15/2008. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: J.P. Morgan)                           12/20/11             750                1
Fund pays a quarterly payment of 0.425% (1.700% per annum) times notional amount of Eastman Chemical Inc., 7.600%, 02/01/2027. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/11             750               (1)
Fund pays a quarterly payment of 0.550% (2.200% per annum) times notional amount of Black & Decker Corp., 7.125%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/11             750               (6)
Fund pays a quarterly payment of 0.190% (0.760% per annum) times notional amount of TJX Companies, 7.450%, 12/15/2009. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Bank of America)                       12/20/11             750               (1)
Fund pays a quarterly payment of 0.220% (0.880% per annum) times notional amount of Nucor Corp., 4.875%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Bank of America)                       12/20/11             750               (2)
Fund pays a quarterly payment of 0.130% (0.520% per annum) times notional amount of Lowes Companies Inc., 8.250%, 06/01/2010. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Merrill Lynch)            12/20/11             750                2
Fund pays a quarterly payment of 1.180% (4.720% per annum) times notional amount of Gap Inc., 8.800%, 12/15/2008. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Bank of America)                       12/20/11             750               (1)

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

----------------------------------------------------------------------------------------------------------------------

                                                                                                        Net Unrealized
                                                                                             Notional     Appreciation
                                                                           Expiration          Amount   (Depreciation)
Description                                                                      Date   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.770% (3.080% per annum) times notional amount of Jones Apparel Group, 5.125%, 11/15/2014. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: J.P. Morgan)              12/20/11          $  750             $ (1)
Fund pays a quarterly payment of 0.035% (0.140% per annum) times notional amount of Pitney Bowes Inc. 4.625%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/13           1,500                1
Fund pays a quarterly payment of 0.445% (1.780% per annum) times notional amount of Darden Restaurants Inc., 7.125%, 02/01/2016. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/11             750               (1)
Fund pays a quarterly payment of 0.475% (1.900% per annum) times notional amount of The Limited Inc., 6.125%, 12/01/20012. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/11             750               (1)
Fund pays a quarterly payment of 0.550% (2.200% per annum) times notional amount of Black & Decker Corp., 7.125%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: J.P. Morgan)              12/20/11             750               (2)
Fund pays a quarterly payment of 0.900% (3.600% per annum) times notional amount of MDC Holdings Inc., 5.500%, 05/15/2013. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Merrill Lynch)            12/20/11             750               (1)
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Hasbro Inc., 2.750%, 12/01/2021. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: J.P. Morgan)                           12/20/11             750               --
Fund pays a quarterly payment of 0.340% (1.360% per annum) times notional amount of Agrium Inc., 8.250%, 02/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: J.P. Morgan)                           12/20/11             750               (1)
Fund pays a quarterly payment of 0.338% (1.352% per annum) times notional amount of Whirlpool Corp., 7.750%, 07/15/2016. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Merrill Lynch)            12/20/11             750               (1)
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Weyerhaeuser Company, 6.750%, 03/15/2012. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/11             750               (1)
Fund pays a quarterly payment of 0.220% (0.880% per annum) times notional amount of Nucor Corp., 4.875%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: J.P. Morgan)                           12/20/11             750                2
Fund pays a quarterly payment of 0.270% (1.080% per annum) times notional amount of Southwest Airlines Co., 6.500%, 03/01/2012. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: J.P. Morgan)              12/20/11             750               --
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Radian Group Inc., 7.750%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: J.P. Morgan)              12/20/13             750               (1)
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Darden Restaurants Inc., 7.125%, 02/01/2016. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/13             750                1
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of MGIC Investment Corp., 6.000%, 09/15/2016. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/13             750                4
Fund pays a quarterly payment of 0.350% (1.700% per annum) times notional amount of PMI Group Inc., 6.000%, 09/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: J.P. Morgan)                           12/20/13             750               (1)

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

----------------------------------------------------------------------------------------------------------------------

                                                                                                        Net Unrealized
                                                                                             Notional     Appreciation
                                                                           Expiration          Amount   (Depreciation)
Description                                                                      Date   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.0975% (0.390% per annum) times notional amount of Johnson Controls Inc., 7.125%, 07/15/2017. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/13         $   750             $  6
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of Alcan Inc., 4.875%, 09/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Bank of America)                       12/20/13             750               (1)
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of Radian Group Inc., 7.750%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Bank of America)          12/20/13             750               (1)
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of PMI Group Inc., 6.000%, 09/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Bank of America)                       12/20/13             750                2
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of MGIC Investment Corp., 6.000%, 03/15/2007. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: J.P. Morgan)              12/20/13             750               --
Fund pays a quarterly payment of 0.280% (1.120% per annum) times notional amount of Nordstrom Inc., 6.950%, 03/15/2028. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: J.P. Morgan)                           12/20/13             750                2
Fund pays a quarterly payment of 0.0625% (0.250% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: Merrill Lynch)            12/20/13             750               (2)
Fund pays a quarterly payment of 0.730% (2.920% per annum) times notional amount of Masco Corp., 5.875%, 07/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the
  defined obligation. (Counter Party: Bank of America)                       12/20/13             750               (7)
Fund pays a quarterly payment of 0.260% (1.040% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and
  delivers the defined obligation. (Counter Party: J.P. Morgan)              12/20/13             750                2
Fund pays a quarterly payment of 0.280% (1.120% per annum) times notional amount of Nordstrom Inc., 6.950%, 03/15/2028. Upon a defined credit event the Fund receives notional amount and delivers the
  defined obligation. (Counter Party: Merrill Lynch)                         12/20/13             750               (1)
Fund receives a quarterly payment of 0.100% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the
  Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Bank of America)                               12/20/11          13,800               57
Fund receives a quarterly payment of 0.100% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the
  Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Merrill Lynch)                                 12/20/11           3,750               16
Fund receives a quarterly payment of 0.100% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the
  Fund pays notional amount and takes receipt of a defined deliverable
  obligation. (Counter Party: Merrill Lynch)                                 12/20/11          13,800               57
----------------------------------------------------------------------------------------------------------------------

                                                                                                                  $110
======================================================================================================================

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

Swaps -- At December 31, 2006, the following Total Return Swap agreements were outstanding:
----------------------------------------------------------------------------------------------------------------------
                                                         Total Return Swaps
----------------------------------------------------------------------------------------------------------------------
                                                                                             Notional   Net Unrealized
                                                                           Expiration          Amount     Appreciation
Description                                                                      Date   ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset spread from Bank of
  America - CMBS IG 10 YR Index plus 22.5 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counter Party: Bank
  of America)                                                                05/01/07         $12,000             $ 22
The Fund receives payment on the monthly reset spread from Bank of
  America - CMBS AAA 10 YR Index plus 5 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the
  spread depreciates over the payment period. (Counter Party: Bank of        07/01/07           7,000               14
  America)
The Fund receives payment on the monthly reset spread from Lehman
  Brothers - CMBS AAA 8.5+ Index minus 5 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on
  the spread depreciates over the payment period. (Counter Party:            06/30/07           5,000                7
  Wachovia)
The Fund receives payment on the monthly reset spread from Bank of
  America - CMBS AAAI 10 YR Index plus 22.5 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on
  the spread depreciates over the payment period. (Counter Party: J.P.       02/01/07          35,000               72
  Morgan)
----------------------------------------------------------------------------------------------------------------------

                                                                                                                  $115
======================================================================================================================

Percentages are based on Net Assets of $1,190,944 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investments Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) The rate reported is the effective yield at time of purchase.
(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(D) All or a portion of this security has been pledged as collateral for securities sold short.
(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2006. The coupon on a step bond changes on a specified date.
(H) This security is traded on a foreign stock exchange. The total value of such securities as of December 31, 2006 was $48 ($ Thousands) and represented 0.00% of Net Assets.

ARM -- Adjustable Rate Mortgage
Cl -- Class
CMB -- Commercial Mortgage Backed
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2006

NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

++ At December 31, 2006, the tax basis cost of the Fund's investments was $1,135,567 ($ Thousands), and the unrealized appreciation and depreciation were $105,537 ($ Thousands) and $(19,720) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------

COMMON STOCK -- 97.6%

CONSUMER DISCRETIONARY -- 11.0%
  Abercrombie & Fitch, Cl A                              12,800   $         891
  Aeropostale*                                           12,100             374
  Amazon.com (B)*                                         5,100             201
  American Eagle Outfitters                               6,300             197
  American Greetings, Cl A                                2,500              60
  Apollo Group, Cl A*                                     3,225             126
  Autoliv                                                63,500           3,829
  Autonation*                                            18,800             401
  Autozone*                                               3,200             370
  Barnes & Noble                                         21,250             844
  Beazer Homes USA                                          650              31
  Bed Bath & Beyond*                                      5,700             217
  Best Buy                                               15,375             756
  Big Lots*                                              20,400             468
  Borders Group                                          20,100             449
  BorgWarner                                             24,500           1,446
  Brinker International                                  73,050           2,203
  Brunswick                                               2,700              86
  Cablevision Systems, Cl A                              19,800             564
  Carmax*                                                 2,040             109
  Casual Male Retail Group*                              17,700             231
  Cavco Industries*                                         130               5
  CBRL Group                                              5,000             224
  CBS, Cl B                                             153,369           4,782
  CEC Entertainment*                                      3,000             121
  Centex                                                  2,600             146
  Cheesecake Factory*                                     1,125              28
  Clear Channel Communications                            4,550             162
  Clear Channel Outdoor Holdings, Cl A*                   9,900             276
  Coach*                                                 35,700           1,534
  Comcast, Cl A (B)*                                    163,139           6,906
  Comcast, Special Cl A*                                  4,700             197
  CTC Media*                                              2,300              55
  DaimlerChrysler                                         7,500             461
  Darden Restaurants (B)                                 72,400           2,908
  DeVry                                                   1,021              29
  Dick's Sporting Goods*                                  1,500              73
  Dillard's, Cl A (B)                                    26,000             909
  DIRECTV Group (B)*                                    204,465           5,099
  Discovery Holding, Cl A*                                4,780              77
  Dollar Tree Stores (B)*                                10,000             301
  Dow Jones                                                 450              17
  DR Horton                                               5,650             150
  DreamWorks Animation SKG, Cl A (B)*                     5,600             165
  Eastman Kodak (B)                                      58,500           1,509
  EchoStar Communications, Cl A*                          5,350             203
  Ethan Allen Interiors                                  30,500           1,101
  Expedia*                                                1,535              32
  Family Dollar Stores                                   54,600           1,601
  Federated Department Stores                            25,322             966
  Foot Locker                                            10,700             235
  Ford Motor (B)                                         16,200             122
  Fortune Brands (B)                                     84,572           7,222
  Furniture Brands International                            900              15
  GameStop, Cl A*                                         1,450              80
  GameStop, Cl B*                                           361              20
  Gannett                                                39,550           2,391
  Gap                                                    56,350           1,099
  General Motors                                         50,200           1,542
  Gentex                                                  9,000             140
  Genuine Parts                                           4,950             235
  Getty Images*                                             600              26

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Goodyear Tire & Rubber*                                58,400   $       1,226
  Group 1 Automotive                                      8,600             445
  Gymboree*                                              16,200             618
  H&R Block                                               6,800             157
  Harley-Davidson                                        27,100           1,910
  Harman International Industries                         2,300             230
  Harrah's Entertainment                                 38,016           3,145
  Hasbro                                                141,000           3,842
  Hearst-Argyle Television                                  700              18
  Hilton Hotels                                           8,250             288
  Home Depot                                             38,250           1,536
  IAC/InterActive*                                        6,192             230
  Idearc*                                                19,456             557
  International Game Technology                         381,200          17,611
  International Speedway, Cl A                              600              31
  Interpublic Group*                                      3,050              37
  ITT Educational Services*                               1,200              80
  J.C. Penney                                            73,300           5,670
  Johnson Controls                                       21,400           1,839
  Jones Apparel Group                                    44,200           1,478
  KB Home (B)                                            11,850             608
  Kohl's (B)*                                           101,980           6,978
  Lamar Advertising, Cl A (B)*                           63,209           4,133
  Las Vegas Sands*                                        1,850             166
  Leggett & Platt                                        64,050           1,531
  Lennar, Cl A                                            2,600             136
  Lennar, Cl B                                              260              13
  Liberty Global, Cl A*                                   2,170              63
  Liberty Global, Ser C*                                  2,201              62
  Liberty Media Holding-Capital, Ser A*                   2,390             234
  Liberty Media Holding-Interactive, Cl A*               11,950             258
  Limited Brands                                          9,450             273
  Live Nation*                                            7,151             160
  Liz Claiborne                                           3,400             148
  Lowe's                                                298,204           9,289
  Marriott International, Cl A                           11,600             554
  Marvel Entertainment*                                   4,800             129
  Mattel                                                161,500           3,660
  McClatchy, Cl A                                         4,164             180
  McDonald's                                            282,662          12,530
  McGraw-Hill                                           301,041          20,477
  MDC Holdings                                            1,150              66
  MGM Mirage                                            249,000          14,280
  Midas*                                                  5,200             120
  Mohawk Industries (B)*                                  1,900             142
  News, Cl A                                             99,894           2,146
  Nike, Cl B                                              5,200             515
  Nordstrom                                               9,800             484
  NTL                                                     2,150              54
  NVR*                                                      100              64
  O'Reilly Automotive*                                    1,800              58
  Office Depot*                                          81,000           3,092
  OfficeMax                                                 600              30
  Omnicom Group                                          10,000           1,045
  OSI Restaurant Partners                                   950              37
  PetSmart                                                2,400              69
  Pool                                                   18,700             732
  Priceline.com*                                         17,800             776
  Pulte Homes                                            11,600             384
  RadioShack*                                             1,400              23
  Regal Entertainment Group, Cl A (B)                     3,550              76
  Ross Stores                                            10,800             316
  Ruby Tuesday                                            1,300              36
  Ryland Group                                            1,250              68
  Saks                                                   44,300             789
  Sears Holdings (B)*                                     2,690             452

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Service International                                  12,400   $         127
  ServiceMaster                                           7,200              94
  Shaw Communications, Cl B                              42,300           1,341
  Sherwin-Williams                                       21,600           1,373
  Sirius Satellite Radio (B)*                            27,757              98
  Snap-On                                                 3,900             186
  Standard-Pacific                                        2,450              66
  Stanley Works                                          12,600             634
  Staples                                               681,050          18,184
  Starbucks (B)*                                        205,900           7,293
  Starwood Hotels & Resorts Worldwide                    13,150             822
  Steven Madden                                          10,600             372
  Target                                                177,540          10,129
  Tempur-Pedic International (B)*                         7,100             145
  Tiffany                                                 1,300              51
  Tim Hortons                                            25,189             729
  Time Warner                                           926,959          20,189
  TJX                                                    24,000             684
  Toll Brothers*                                          3,000              97
  Tribune                                                48,950           1,507
  Univision Communications, Cl A*                         3,580             127
  Urban Outfitters*                                       1,650              38
  VF                                                     48,700           3,997
  Viacom, Cl B*                                         139,785           5,735
  Walt Disney                                           146,700           5,027
  Washington Post, Cl B                                     200             149
  Weight Watchers International (B)                     220,000          11,557
  Wendy's International                                  18,600             615
  Whirlpool (B)                                          23,594           1,959
  Williams-Sonoma (B)                                   102,680           3,228
  Wyndham Worldwide*                                     11,330             363
  Wynn Resorts (B)*                                       1,100             103
  XM Satellite Radio Holdings, Cl A (B)*                138,790           2,005
  Yum! Brands                                            22,900           1,347
                                                                  -------------
                                                                        285,772
                                                                  -------------
CONSUMER STAPLES -- 8.5%
  Altria Group                                          208,500          17,893
  Anheuser-Busch                                         16,100             792
  Archer-Daniels-Midland                                 93,257           2,981
  Avon Products                                          11,200             370
  BJ's Wholesale Club*                                    9,000             280
  Brown-Forman, Cl B                                      1,200              79
  Bunge (B)                                               9,500             689
  Campbell Soup                                           7,500             292
  Clorox                                                 25,950           1,665
  Coca-Cola                                             208,401          10,055
  Coca-Cola Enterprises (B)                              83,450           1,704
  Colgate-Palmolive                                     105,552           6,886
  ConAgra Foods                                         142,000           3,834
  Constellation Brands, Cl A*                             3,000              87
  Costco Wholesale                                      114,169           6,036
  CVS                                                    29,800             921
  Dean Foods*                                            42,021           1,777
  Del Monte Foods                                       121,900           1,345
  Energizer Holdings (B)*                                27,900           1,981
  Estee Lauder, Cl A                                     34,400           1,404
  General Mills                                          86,600           4,988
  Hershey (B)                                            14,500             722
  HJ Heinz                                                1,750              79
  Hormel Foods                                            5,300             198
  JM Smucker                                              8,600             417
  Kellogg                                                12,500             626
  Kimberly-Clark                                         99,800           6,781
  Kraft Foods, Cl A (B)                                  56,150           2,005
  Kroger                                                169,000           3,899
  Loews - Carolina                                        5,300             343

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  McCormick                                               2,100   $          81
  Molson Coors Brewing, Cl B                             10,900             833
  Peet's Coffee & Tea*                                    3,400              89
  Pepsi Bottling Group                                   31,000             958
  PepsiAmericas                                          38,200             801
  PepsiCo                                               338,147          21,151
  Prestige Brands Holdings*                               7,700             100
  Procter & Gamble                                      707,736          45,486
  Reynolds American (B)                                  99,000           6,482
  Safeway                                                98,134           3,392
  Sara Lee                                               60,900           1,037
  Smithfield Foods*                                       2,700              69
  Supervalu                                              29,768           1,064
  Sysco                                                  13,450             494
  TreeHouse Foods*                                          282               9
  Tyson Foods, Cl A                                      52,072             857
  UST                                                     5,400             314
  Wal-Mart Stores                                       521,568          24,086
  Walgreen                                              541,850          24,866
  Whole Foods Market                                      2,500             117
  WM Wrigley Jr. (B)                                    117,107           6,057
                                                                  -------------
                                                                        219,472
                                                                  -------------
ENERGY -- 10.6%
  Anadarko Petroleum                                     62,800           2,733
  Apache                                                  3,871             257
  Arch Coal                                                 900              27
  Baker Hughes                                          287,977          21,500
  BJ Services                                            21,000             616
  Cabot Oil & Gas                                           500              30
  Cameron International*                                  1,450              77
  Chesapeake Energy                                       3,150              91
  Chevron                                               468,562          34,453
  Cimarex Energy                                          3,085             113
  ConocoPhillips                                        282,888          20,354
  Consol Energy                                           2,800              90
  Cross Timbers Royalty Trust*                               53               3
  Devon Energy                                          105,290           7,063
  Dresser-Rand Group*                                     1,150              28
  Edge Petroleum*                                         4,600              84
  El Paso                                                30,300             463
  EnCana                                                 51,900           2,385
  ENSCO International                                     6,000             300
  EOG Resources                                           2,400             150
  Exxon Mobil                                         1,154,082          88,437
  FMC Technologies*                                         500              31
  Forest Oil*                                             2,300              75
  Foundation Coal Holdings                                2,050              65
  GlobalSantaFe                                           9,400             553
  Grant Prideco*                                          9,500             378
  Halliburton                                           375,516          11,660
  Helix Energy Solutions Group*                             850              27
  Helmerich & Payne                                       4,300             105
  Hess                                                   62,550           3,101
  Holly (B)                                              30,600           1,573
  Hugoton Royalty Trust*                                    709              17
  Kinder Morgan                                           4,400             465
  Marathon Oil                                          113,787          10,525
  Mariner Energy*                                           931              18
  Massey Energy                                           2,100              49
  Murphy Oil                                              7,800             397
  Nabors Industries (B)*                                 15,800             470
  National Oilwell Varco*                                10,430             638
  Newfield Exploration*                                   5,100             234
  Noble Energy                                           20,950           1,028
  Occidental Petroleum                                  220,000          10,743
  Oil States International*                               4,000             129

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Patterson-UTI Energy                                   14,000   $         325
  Peabody Energy                                          4,400             178
  Petro-Canada*                                          27,000           1,108
  Pioneer Natural Resources                               9,900             393
  Plains Exploration & Production*                        1,250              59
  Pogo Producing                                          3,450             167
  Pride International*                                    2,050              61
  Rowan                                                   5,600             186
  Schlumberger                                          366,916          23,174
  SEACOR Holdings*                                          300              30
  Smith International                                     7,200             296
  St. Mary Land & Exploration                               700              26
  Suncor Energy                                         161,144          12,716
  Sunoco                                                 27,500           1,715
  Tidewater                                              17,900             866
  Transocean*                                            18,900           1,529
  Unit*                                                  10,750             521
  Valero Energy                                          69,330           3,547
  W&T Offshore (B)                                          750              23
  Weatherford International*                             83,390           3,485
  Williams                                               18,200             475
  XTO Energy                                             23,776           1,119
                                                                  -------------
                                                                        273,534
                                                                  -------------
FINANCIALS -- 23.7%
  21st Century Insurance Group                            4,500              79
  A.G. Edwards                                           20,000           1,266
  Affiliated Managers Group (B)*                          1,350             142
  Affordable Residential Communities+*                   16,100             188
  Aflac                                                   9,650             444
  Allstate                                              189,500          12,338
  AMB Property+                                           1,700             100
  AMBAC Financial Group                                  23,700           2,111
  American Express                                      286,709          17,395
  American International Group                          435,497          31,208
  American National Insurance                               300              34
  AmeriCredit*                                            5,700             143
  Ameriprise Financial                                   10,100             550
  Annaly Capital Management+                              5,800              81
  AON                                                    40,450           1,430
  Archstone-Smith Trust+                                  4,550             265
  Arthur J. Gallagher                                       950              28
  Assurant (B)                                           43,100           2,381
  Astoria Financial                                      74,100           2,235
  AvalonBay Communities+                                    700              91
  Axis Capital Holdings                                  64,350           2,147
  Bank of America                                       917,725          48,997
  Bank of Hawaii                                             50               3
  Bank of New York                                       43,200           1,701
  Bankunited Financial, Cl A                             19,000             531
  BB&T (B)                                              120,700           5,302
  Bear Stearns                                           20,000           3,256
  Boston Properties+                                      1,600             179
  Brandywine Realty Trust+                                3,600             120
  Brookfield Asset Management, Cl A                      52,000           2,505
  Capital One Financial                                  20,780           1,596
  CapitalSource+                                          2,900              79
  CB Richard Ellis Group, Cl A*                           1,300              43
  Cbot Holdings, Cl A*                                      200              30
  Charles Schwab                                        482,393           9,329
  Chicago Mercantile Exchange Holdings, Cl A             32,650          16,643
  Chubb                                                 140,900           7,455
  Cincinnati Financial                                   40,752           1,846
  CIT Group                                              60,100           3,352
  Citigroup                                           1,062,562          59,185
  Citizens Banking                                          900              24

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Colonial Properties Trust+                              2,500   $         117
  Comerica                                               92,100           5,404
  Commerce Bancorp                                       18,700             660
  Commerce Group                                          2,500              74
  Compass Bancshares                                      2,000             119
  Countrywide Financial                                 112,398           4,771
  Credicorp                                               1,500              61
  Crescent Real Estate Equities+                          1,000              20
  Developers Diversified Realty+                          1,250              79
  Duke Realty+                                            5,550             227
  E*Trade Financial*                                      3,700              83
  Equity Office Properties Trust+ (B)                    47,500           2,288
  Equity Residential+                                     8,950             454
  Erie Indemnity, Cl A                                    3,500             203
  Essex Property Trust+                                     400              52
  Everest Re Group                                        1,000              98
  Fannie Mae*                                           112,981           6,710
  Federal Realty Investment Trust+                          300              26
  Fidelity National Financial, Cl A                      10,534             252
  Fifth Third Bancorp                                     5,600             229
  First American                                         38,500           1,566
  First Cash Financial Services*                          8,000             207
  First Horizon National                                 25,400           1,061
  First Marblehead (B)                                   30,975           1,693
  FirstMerit                                              2,600              63
  Forest City Enterprises, Cl A                             450              26
  Franklin Resources                                     26,100           2,875
  Freddie Mac                                           282,237          19,164
  General Growth Properties+                              2,100             110
  Genworth Financial, Cl A                               47,700           1,632
  Goldman Sachs Group                                    31,000           6,180
  Greater Bay Bancorp                                     3,700              97
  Hanover Insurance Group                                37,900           1,850
  Hartford Financial Services Group                      63,700           5,944
  HCC Insurance Holdings                                  3,000              96
  Health Care REIT+                                         650              28
  Highwoods Properties+                                   1,500              61
  Hospitality Properties Trust+                           8,000             380
  Host Hotels & Resorts+ (B)                             16,732             411
  HRPT Properties Trust+                                  7,250              90
  Huntington Bancshares                                 121,500           2,886
  IndyMac Bancorp (B)                                    61,800           2,791
  IntercontinentalExchange (B)*                         169,000          18,235
  Investment Technology Group*                            3,450             148
  iStar Financial+                                        4,600             220
  Janus Capital Group (B)                               103,000           2,224
  JER Investors Trust+                                    6,000             124
  Jones Lang LaSalle                                     14,700           1,355
  JPMorgan Chase                                        758,220          36,622
  Keycorp                                               201,600           7,667
  Kilroy Realty+                                            600              47
  Kimco Realty+                                           1,600              72
  KKR Financial+                                          2,800              75
  Legg Mason (B)                                         76,920           7,311
  Lehman Brothers Holdings                              108,038           8,440
  Liberty Property Trust+                                 1,650              81
  Lincoln National (B)                                   64,392           4,276
  Loews                                                  99,100           4,110
  Luminent Mortgage Capital+                              2,600              25
  M&T Bank                                                3,500             428
  Macerich+                                               1,350             117
  Mack-Cali Realty+                                       2,400             122
  Manulife Financial                                     18,490             625
  Markel*                                                   100              48
  Marsh & McLennan                                        4,453             137
  Marshall & Ilsley                                       4,600             221
  MBIA                                                   45,700           3,339

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Mellon Financial                                       25,100   $       1,058
  Mercantile Bankshares                                     975              46
  Merrill Lynch                                         297,100          27,660
  Metlife                                                34,200           2,018
  MGIC Investment                                        28,500           1,782
  Moody's                                               225,800          15,594
  Morgan Stanley                                        234,900          19,128
  NASDAQ Stock Market*                                    1,200              37
  National City (B)                                     244,600           8,943
  National Retail Properties+                             4,000              92
  Nationwide Financial Services, Cl A                    37,850           2,051
  Navigators Group*                                       1,200              58
  Nelnet, Cl A*                                           1,900              52
  New York Community Bancorp                              2,237              36
  Northern Trust                                          5,700             346
  Nuveen Investments, Cl A                                1,200              62
  NYSE Group (B)*                                         1,100             107
  Old Republic International                             37,406             871
  Peoples Bank                                            2,250             100
  Phoenix                                                15,400             245
  Piper Jaffray*                                            366              24
  Plum Creek Timber+ (B)                                  4,700             187
  PMI Group                                              61,700           2,910
  PNC Financial Services Group (B)                       62,100           4,598
  Popular                                                26,300             472
  Principal Financial Group                              86,800           5,095
  Progressive                                            82,000           1,986
  Prologis+                                              13,854             842
  Protective Life                                         2,000              95
  Prudential Financial                                   57,900           4,971
  Public Storage+                                         2,050             200
  Radian Group (B)                                       47,900           2,582
  Raymond James Financial                                 2,025              61
  Realogy*                                               14,162             429
  Realty Income+                                          1,050              29
  Reckson Associates Realty+                                800              36
  Regency Centers+                                          850              66
  Regions Financial                                     231,671           8,665
  Reinsurance Group of America                           55,700           3,103
  Safeco                                                 64,500           4,034
  SeaBright Insurance Holdings*                           5,700             103
  Simon Property Group+                                   6,425             651
  Sky Financial Group                                    12,500             357
  SL Green Realty+                                          750             100
  SLM                                                    21,900           1,068
  Sovereign Bancorp                                       8,190             208
  St. Joe (B)                                             1,750              94
  St. Paul Travelers                                    212,731          11,422
  State Street                                            4,510             304
  SunTrust Banks (B)                                    127,400          10,759
  SVB Financial Group (B)*                                1,550              72
  Synovus Financial                                       1,800              56
  T. Rowe Price Group                                     5,000             219
  Taubman Centers+                                        2,350             120
  TCF Financial                                           2,200              60
  TD Ameritrade Holding                                   4,350              70
  TD Banknorth                                            1,127              36
  Thornburg Mortgage+                                     1,200              30
  Torchmark                                               2,450             156
  Toronto-Dominion Bank                                     541              32
  Transatlantic Holdings                                  1,200              75
  UnionBanCal                                            25,050           1,534
  Unitrin                                                 6,500             326
  UnumProvident (B)                                      47,750             992
  US Bancorp                                            456,561          16,523
  Ventas+                                                 1,150              49
  Vornado Realty Trust+                                   1,500             182

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Wachovia                                              355,249   $      20,231
  Waddell & Reed Financial, Cl A                          3,900             107
  Washington Mutual (B)                                 220,737          10,041
  Weingarten Realty Investors+                            1,400              65
  Wells Fargo                                           244,300           8,687
  Westfield Financial                                    15,550           1,244
  Whitney Holding                                         1,200              39
  XL Capital, Cl A                                       16,900           1,217
  Zions Bancorporation                                    1,600             132
                                                                  -------------
                                                                        612,071
                                                                  -------------
HEALTH CARE -- 11.4%
  Abbott Laboratories                                   144,700           7,048
  Advanced Medical Optics (B)*                            2,444              86
  Aetna                                                  62,200           2,686
  Alcon                                                   3,800             425
  Allergan                                              131,954          15,800
  AmerisourceBergen                                      96,676           4,347
  Amgen*                                                232,462          15,879
  AMN Healthcare Services*                                3,600              99
  Applera - Applied Biosystems Group                     11,150             409
  Barr Pharmaceuticals*                                   1,650              83
  Bausch & Lomb                                             750              39
  Baxter International                                   11,050             513
  Beckman Coulter                                           600              36
  Becton Dickinson                                       32,550           2,283
  Biogen Idec*                                            5,220             257
  Biomet                                                  5,025             207
  Boston Scientific*                                     20,717             356
  Bristol-Myers Squibb                                   28,700             755
  C.R. Bard                                               3,800             315
  Cardinal Health                                        28,930           1,864
  Caremark Rx                                           102,249           5,839
  Celgene (B)*                                          113,390           6,523
  Cephalon*                                                 400              28
  Charles River Laboratories International*              28,900           1,250
  Cigna                                                  20,700           2,724
  Community Health Systems*                               1,700              62
  Cooper                                                    600              27
  Covance*                                                  350              21
  Coventry Health Care*                                   1,424              71
  Cytyc*                                                 30,100             852
  Dade Behring Holdings                                     600              24
  DaVita*                                                 2,325             132
  Dentsply International                                    900              27
  Dionex*                                                 4,400             250
  Eli Lilly                                              21,294           1,109
  Emdeon (B)*                                            10,300             128
  Express Scripts*                                       20,200           1,446
  Forest Laboratories*                                   45,400           2,297
  Genentech (B)*                                        381,151          30,923
  Genzyme*                                                4,350             268
  Gilead Sciences*                                       16,500           1,071
  Health Management Associates, Cl A                      7,000             148
  Health Net*                                             1,600              78
  Hospira*                                                4,710             158
  Humana*                                                 8,600             476
  ICOS*                                                   1,150              39
  Idexx Laboratories*                                       250              20
  ImClone Systems*                                          650              17
  IMS Health                                              3,944             108
  Intuitive Surgical*                                       350              34
  Invitrogen*                                             1,350              76
  Johnson & Johnson                                     148,230           9,786
  King Pharmaceuticals (B)*                             133,500           2,125
  Laboratory of America Holdings (B)*                    14,000           1,029

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  LifePoint Hospitals*                                      700   $          24
  Lincare Holdings*                                       1,750              70
  Manor Care                                              3,700             174
  McKesson                                               36,326           1,842
  Medco Health Solutions*                                42,696           2,282
  Medicis Pharmaceutical, Cl A                            1,000              35
  Medimmune (B)*                                        226,260           7,324
  Medtronic                                             186,429           9,976
  Merck                                                 371,935          16,216
  Millennium Pharmaceuticals*                             3,950              43
  Millipore*                                                700              47
  Mylan Laboratories                                     19,800             395
  Omnicare                                                1,272              49
  Patterson*                                              2,100              75
  PDL BioPharma*                                         44,700             900
  PerkinElmer                                            11,950             266
  Pfizer                                              1,474,233          38,183
  Pharmaceutical Product Development                      4,300             139
  Quest Diagnostics                                       2,400             127
  Schering-Plough                                        26,231             620
  Sepracor*                                               1,250              77
  St. Jude Medical*                                     268,290           9,809
  STERIS                                                  5,400             136
  Stryker                                               251,823          13,878
  Tenet Healthcare (B)*                                  90,050             628
  Thermo Fisher Scientific (B)*                         154,606           7,002
  Triad Hospitals*                                          800              33
  United Therapeutics*                                   12,200             663
  UnitedHealth Group                                    421,892          22,668
  Universal Health Services, Cl B                           800              44
  Valeant Pharmaceuticals International                   6,000             103
  Varian Medical Systems*                                 1,100              52
  Vertex Pharmaceuticals*                                   950              36
  Waters*                                                 5,800             284
  Watson Pharmaceuticals*                                 1,550              40
  WellCare Health Plans*                                    600              41
  WellPoint*                                             43,348           3,411
  Wyeth                                                 264,475          13,467
  Zimmer Holdings (B)*                                  278,041          21,793
                                                                  -------------
                                                                        295,605
                                                                  -------------
INDUSTRIALS -- 7.3%
  3M                                                     91,824           7,156
  ACCO Brands*                                              482              13
  AGCO (B)*                                               1,500              46
  Alliant Techsystems*                                   10,700             837
  Allied Waste Industries*                                6,854              84
  American Power Conversion                               3,700             113
  American Standard                                       3,600             165
  AMR*                                                    5,750             174
  Applied Industrial Technologies                         2,900              76
  Armor Holdings*                                           900              49
  Avery Dennison                                          1,200              82
  Avis Budget Group*                                      5,200             113
  Boeing                                                 42,203           3,749
  Brink's                                                 1,300              83
  Burlington Northern Santa Fe                           12,500             923
  C.H. Robinson Worldwide                                 3,200             131
  Caterpillar                                            86,000           5,274
  ChoicePoint*                                            1,300              51
  Columbus McKinnon*                                      3,800              80
  Continental Airlines, Cl B (B)*                         2,450             101
  Corporate Executive Board                               8,300             728
  Covanta Holding*                                        1,150              25
  Crane                                                   1,700              62
  CSX                                                   125,600           4,324
  Cummins                                                24,500           2,895

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Danaher                                                10,200   $         739
  Deere                                                  34,250           3,256
  Dover                                                   3,050             150
  DRS Technologies                                        1,500              79
  Dun & Bradstreet*                                         800              66
  Eaton                                                  47,000           3,532
  Emerson Electric                                      148,600           6,552
  EnPro Industries*                                       2,100              70
  Equifax                                                 7,000             284
  Expeditors International Washington                   303,400          12,288
  Fastenal (B)                                            2,800             100
  FedEx                                                  13,400           1,455
  Flowserve*                                              6,000             303
  Fluor                                                     750              61
  Gardner Denver*                                        22,200             828
  GATX                                                    1,600              69
  General Dynamics                                       17,300           1,286
  General Electric                                    1,169,067          43,501
  Goodrich                                                3,950             180
  Harsco                                                  2,300             175
  Herman Miller                                           7,600             276
  Honeywell International                               152,700           6,908
  HUB Group, Cl A*                                        5,700             157
  Hubbell, Cl B                                          14,550             658
  Hudson Highland Group*                                    750              13
  IKON Office Solutions                                   5,300              87
  Illinois Tool Works                                     8,900             411
  Ingersoll-Rand, Cl A                                   53,000           2,074
  ITT                                                     4,000             227
  Jacobs Engineering Group*                               1,040              85
  Joy Global                                              1,800              87
  Kansas City Southern (B)*                               1,000              29
  Kennametal                                             10,200             600
  Kirby*                                                  2,100              72
  L-3 Communications Holdings                               400              33
  Lockheed Martin                                        71,300           6,565
  Manitowoc                                                 650              39
  Manpower                                                2,200             165
  Masco                                                 128,650           3,843
  Monster Worldwide*                                      5,000             233
  MSC Industrial Direct, Cl A                            15,800             619
  Navistar International (B)*                            31,200           1,043
  NCI Building Systems*                                   9,200             476
  Norfolk Southern                                       70,600           3,550
  Northrop Grumman                                      141,534           9,582
  Paccar (B)                                             10,112             656
  Pall                                                    4,750             164
  Parker Hannifin                                        32,400           2,491
  Pentair                                                 2,400              75
  PHH*                                                      957              28
  Pitney Bowes                                            4,450             206
  Precision Castparts                                       800              63
  Quanta Services*                                        8,100             159
  Raytheon                                               65,900           3,480
  Republic Services                                       6,400             260
  Robert Half International                              31,000           1,151
  Rockwell Automation                                     6,000             366
  Rockwell Collins                                       18,300           1,158
  RR Donnelley & Sons                                    77,200           2,744
  Ryder System                                           19,800           1,011
  School Specialty*                                       2,000              75
  Shaw Group*                                             1,550              52
  Skywest                                                 4,400             112
  Southwest Airlines                                     18,950             290
  SPX                                                    13,850             847
  Steelcase, Cl A                                         4,450              81
  Swift Transportation*                                   2,100              55

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Terex*                                                    850   $          55
  Textron                                                 8,300             778
  Thomas & Betts*                                        12,900             610
  Timken                                                 27,500             802
  UAL*                                                      900              40
  Union Pacific                                          13,900           1,279
  United Parcel Service, Cl B                           244,500          18,333
  United Rentals (B)*                                    38,650             983
  United Stationers*                                      4,000             187
  United Technologies                                   132,512           8,285
  URS*                                                      900              39
  US Airways Group*                                       1,100              59
  USG (B)*                                                  500              27
  Viad                                                      850              35
  Waste Management                                       35,000           1,287
  WESCO International*                                    4,100             241
  WW Grainger                                             4,800             336
  YRC Worldwide*                                            700              26
                                                                  -------------
                                                                        189,066
                                                                  -------------
INFORMATION TECHNOLOGY -- 15.6%
  3Com*                                                   6,400              26
  Acxiom                                                  1,900              49
  ADC Telecommunications*                                 3,200              47
  Adobe Systems*                                         30,012           1,234
  Advanced Micro Devices*                                 7,950             162
  Advent Software*                                        1,400              49
  Affiliated Computer Services, Cl A*                     2,100             103
  Agilent Technologies*                                  51,900           1,809
  Akamai Technologies (B)*                               18,300             972
  Altera*                                                 6,400             126
  Amkor Technology (B)*                                  16,800             157
  Amphenol, Cl A                                          2,200             137
  Analog Devices                                         11,050             363
  Andrew*                                                18,500             189
  Apple*                                                123,300          10,461
  Applied Materials                                     121,916           2,249
  Arrow Electronics*                                     53,900           1,701
  Atmel*                                                  4,600              28
  Autodesk*                                               4,100             166
  Automatic Data Processing                              36,400           1,793
  Avaya*                                                  7,550             106
  Avnet*                                                 80,900           2,065
  AVX                                                     9,900             146
  BEA Systems*                                           19,700             248
  BearingPoint*                                           6,450              51
  BMC Software*                                           8,900             287
  Broadcom, Cl A*                                         6,450             208
  Brocade Communications Systems*                       161,800           1,328
  CA                                                     23,200             525
  Cadence Design Systems*                                14,800             265
  CDW                                                     3,590             252
  Ceridian*                                               1,482              41
  Checkfree*                                              1,600              64
  Ciena*                                                  1,500              42
  Cisco Systems*                                        575,633          15,732
  Citrix Systems*                                        14,250             385
  Cognizant Technology Solutions, Cl A*                   4,456             344
  Computer Sciences*                                     40,200           2,145
  Compuware*                                              3,762              31
  Comverse Technology*                                   10,550             223
  Convergys*                                             80,900           1,924
  Corning*                                               25,700             481
  CSG Systems International*                              8,100             217
  Cypress Semiconductor (B)*                              6,250             105
  Dell*                                                 152,213           3,819

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Diebold                                                27,000   $       1,258
  Dolby Laboratories, Cl A*                               4,600             143
  DST Systems*                                              850              53
  eBay*                                                 669,334          20,127
  Electronic Arts*                                      203,242          10,235
  Electronic Data Systems                                56,700           1,562
  EMC*                                                  458,670           6,054
  F5 Networks*                                            1,050              78
  Fair Isaac (B)                                         38,850           1,579
  Fairchild Semiconductor International*                  1,700              29
  Fidelity National Information Services                  5,129             206
  First Data                                            323,199           8,248
  Fiserv*                                                46,350           2,430
  Global Payments                                         4,000             185
  Google, Cl A*                                          80,455          37,048
  Harris                                                  6,000             275
  Hewlett-Packard                                       600,538          24,736
  Ingram Micro, Cl A*                                   132,300           2,700
  Integrated Device Technology*                           9,200             142
  Intel                                                 191,236           3,873
  International Business Machines                        83,897           8,151
  International Rectifier*                                1,900              73
  Intersil, Cl A                                          2,750              66
  Intuit*                                               493,700          15,063
  Iron Mountain*                                          3,150             130
  Itron*                                                 10,700             555
  Jabil Circuit*                                          2,650              65
  Juniper Networks*                                      12,850             243
  Kemet*                                                  6,000              44
  Kla-Tencor                                              3,050             152
  Kronos*                                                10,000             367
  Lam Research*                                           5,600             283
  Lexmark International, Cl A (B)*                       56,450           4,132
  Linear Technology (B)                                 188,631           5,719
  LSI Logic (B)*                                         99,606             896
  Mastercard, Cl A                                          600              59
  Maxim Integrated Products                               4,900             150
  McAfee*                                                 4,400             125
  MEMC Electronic Materials*                              1,600              63
  Mettler Toledo International*                           2,300             181
  Microchip Technology                                    3,650             119
  Micron Technology                                       6,400              89
  Microsoft                                             682,054          20,366
  MKS Instruments*                                        1,750              40
  Molex                                                     700              22
  MoneyGram International                                 3,400             107
  Motorola                                              210,200           4,322
  MTS Systems                                             5,600             216
  National Semiconductor                                 24,800             563
  NAVTEQ*                                                 2,150              75
  Network Appliance*                                     44,400           1,744
  Novell*                                                 3,500              22
  Novellus Systems (B)*                                  57,300           1,972
  Nvidia*                                                59,700           2,210
  Oracle*                                               249,783           4,281
  Paychex (B)                                           535,917          21,190
  Perot Systems, Cl A*                                    6,700             110
  PMC - Sierra (B)*                                       8,950              60
  Polycom*                                               11,200             346
  QLogic*                                                 4,300              94
  Qualcomm                                            1,065,532          40,266
  Rambus*                                                 1,600              30
  Red Hat*                                                3,800              87
  Research In Motion*                                   194,520          24,856
  Sabre Holdings, Cl A                                   44,750           1,427
  Salesforce.com*                                         1,500              55
  SanDisk*                                              313,150          13,475

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Sanmina-SCI*                                          157,000   $         542
  Seagate Technology (B)                                650,000          17,225
  Semtech*                                                5,750              75
  Silicon Laboratories*                                     800              28
  Solectron*                                            117,800             379
  Sun Microsystems*                                     106,000             575
  Sybase*                                                 2,400              59
  Symantec (B)*                                          38,727             807
  Symbol Technologies                                     3,800              57
  Symmetricom*                                            9,200              82
  Synopsys*                                               2,789              75
  Tech Data (B)*                                         15,593             591
  Tektronix                                               1,600              47
  Tellabs*                                                8,050              83
  Teradyne (B)*                                           9,400             141
  Texas Instruments                                      40,000           1,152
  Travelzoo*                                             14,700             440
  Tyler Technologies*                                     9,200             129
  Unisys (B)*                                             6,200              49
  Varian Semiconductor Equipment Associates*             12,600             574
  Verigy*                                                   863              15
  VeriSign*                                               7,450             179
  Vishay Intertechnology (B)*                           116,500           1,577
  Western Digital*                                       35,400             724
  Western Union*                                        717,031          16,076
  Xerox*                                                164,700           2,792
  Xilinx                                                 22,000             524
  Yahoo! (B)*                                           388,323           9,918
  Zebra Technologies, Cl A*                                 450              16
                                                                  -------------
                                                                        403,408
                                                                  -------------
MATERIALS -- 3.1%
  Air Products & Chemicals                                9,900             696
  Alcan                                                  10,900             531
  Alcoa                                                 177,300           5,321
  Allegheny Technologies                                  2,855             259
  Ashland (B)                                            30,600           2,117
  Ball                                                    4,400             192
  Bemis                                                  21,000             714
  Carpenter Technology                                      450              46
  Chemtura                                                4,350              42
  Crown Holdings*                                         3,000              63
  Dow Chemical                                          224,356           8,961
  E.I. Du Pont de Nemours                               110,200           5,368
  Eagle Materials                                        25,506           1,103
  Eastman Chemical                                       43,400           2,574
  Ecolab                                                 11,200             506
  Florida Rock Industries                                   900              39
  Freeport-McMoRan Copper & Gold, Cl B                    5,100             284
  Hercules                                               23,450             453
  Huntsman*                                               3,200              61
  International Flavors & Fragrances                      3,100             152
  International Paper                                    24,700             842
  Louisiana-Pacific                                      35,600             766
  Lubrizol                                               58,900           2,953
  Lyondell Chemical                                      27,600             706
  Martin Marietta Materials                                 550              57
  MeadWestvaco                                           60,300           1,813
  Methanex                                               58,300           1,596
  Monsanto                                               12,438             653
  Newmont Mining                                          8,800             397
  Nucor                                                  74,400           4,067
  OM Group (B)*                                          12,600             570
  Owens-Illinois*                                         2,750              51
  Pactiv (B)*                                            63,700           2,273

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Phelps Dodge                                            5,600   $         670
  PPG Industries                                         54,200           3,480
  Praxair                                               251,040          14,894
  Quanex (B)                                             30,750           1,064
  Reliance Steel & Aluminum                               1,200              47
  Rohm & Haas (B)                                        37,200           1,902
  RPM International                                       3,000              63
  Sealed Air                                             10,500             682
  Sigma-Aldrich                                           1,350             105
  Smurfit-Stone Container (B)*                           49,800             526
  Sonoco Products                                        14,800             563
  Steel Dynamics                                         58,900           1,911
  Temple-Inland                                           2,200             101
  Titanium Metals*                                        1,450              43
  Tronox, Cl B*                                             655              10
  United States Steel                                    31,500           2,304
  Valspar                                                52,300           1,445
  Vulcan Materials                                       14,300           1,285
  Westlake Chemical                                      17,900             562
  Weyerhaeuser                                           35,107           2,480
                                                                  -------------
                                                                         80,363
                                                                  -------------
TELECOMMUNICATION SERVICES -- 3.6%
  Alltel                                                 16,000             968
  American Tower, Cl A (B)*                             143,784           5,360
  AT&T (B)                                              606,588          21,685
  BellSouth                                             328,800          15,490
  CenturyTel                                             68,000           2,969
  Citizens Communications (B)                           109,850           1,578
  Crown Castle International (B)*                       192,012           6,202
  Embarq*                                                24,612           1,294
  Level 3 Communications (B)*                            14,400              81
  Qwest Communications International (B)*                52,061             436
  SBA Communications, Cl A*                               2,550              70
  Sprint Nextel                                         642,172          12,131
  Telephone & Data Systems                               10,900             592
  Telephone & Data Systems, Special Shares*               2,600             129
  US Cellular*                                            6,500             452
  Verizon Communications                                619,943          23,087
  Vodafone Group ADR                                     22,600             628
  Windstream                                              8,323             118
                                                                  -------------
                                                                         93,270
                                                                  -------------
UTILITIES -- 2.8%
  AES*                                                    6,050             133
  Allegheny Energy*                                      11,900             546
  Alliant Energy                                         70,000           2,644
  Ameren (B)                                             34,900           1,875
  American Electric Power                               170,600           7,264
  Aqua America                                            1,333              30
  Centerpoint Energy                                     38,600             640
  CMS Energy (B)*                                        50,000             835
  Consolidated Edison                                    19,400             933
  Constellation Energy Group                             37,300           2,569
  Dominion Resources                                     16,000           1,341
  DTE Energy                                             64,620           3,128
  Duke Energy                                            21,844             725
  Dynegy, Cl A*                                          10,652              77
  Edison International                                   40,300           1,833
  Energen                                                33,300           1,563
  Energy East                                             1,250              31
  Entergy                                                64,750           5,978
  Equitable Resources                                       900              38
  Exelon                                                 28,600           1,770

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  FirstEnergy                                            86,600   $       5,222
  FPL Group                                               6,900             376
  Great Plains Energy                                     3,550             113
  Idacorp                                                 2,900             112
  KeySpan                                                 1,000              41
  Nicor                                                   2,350             110
  NiSource                                                3,250              78
  Northeast Utilities                                    10,800             304
  NRG Energy*                                            26,800           1,501
  OGE Energy                                              6,100             244
  Pepco Holdings                                        126,200           3,283
  PG&E                                                   91,950           4,352
  Pinnacle West Capital (B)                              80,900           4,101
  PPL                                                    50,800           1,821
  Progress Energy (B)                                    18,550             910
  Public Service Enterprise Group                         5,100             339
  Questar                                                 4,200             349
  Reliant Energy*                                        64,262             913
  Sempra Energy                                          36,650           2,054
  Southern                                               13,800             509
  TECO Energy                                            92,100           1,587
  TXU                                                    54,600           2,960
  UGI                                                     9,400             256
  Wisconsin Energy                                       67,200           3,189
  Xcel Energy (B)                                       129,800           2,993
                                                                  -------------
                                                                         71,670
                                                                  -------------
Total Common Stock
  (Cost $1,904,193) ($ Thousands)                                     2,524,231
                                                                  -------------

                                                         Number
                                                    of Warrants
                                                    -----------
WARRANTS -- 0.0%
Lucent Technologies,
  Expires 12/10/07*                                      10,000               3
                                                                  -------------
Total Warrants
  (Cost $0) ($ Thousands)                                                     3
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 4.3%

FINANCIALS -- 4.3%
  Allstate Life Global Funding II
    MTN (E) (F)
    5.390%, 01/17/08                              $       1,756           1,756
  American General Finance (E) (F)
    5.400%, 01/17/08                                      5,536           5,535
  Bear Stearns EXL (E)
    5.390%, 01/17/08                                      6,795           6,795
  Countrywide Financial MTN (E)
    5.443%, 06/27/07                                      2,291           2,291
  Countrywide Financial MTN,
    Ser A (E)
    5.448%, 10/31/07                                      5,727           5,727
  Dekabank (E) (F)
    5.394%, 11/20/07                                      7,063           7,062
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    5.390%, 01/21/08                                      5,077           5,077
  Islandsbanki (E) (F)
    5.420%, 03/22/07                                      3,245           3,245
    5.400%, 04/06/07                                      5,727           5,727
  Jackson National Life
    Funding (E) (F)
    5.349%, 01/03/08                                      8,399           8,399
  Kaupthing Bank MTN (E) (F)
    5.430%, 03/20/07                                      9,544           9,544

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Landsbanki Islands (E) (F)
    5.430%, 03/16/07                              $       7,254   $       7,254
  Morgan Stanley EXL (E)
    5.380%, 01/04/08                                      1,336           1,336
  Morgan Stanley EXL, Ser S (E)
    5.370%, 01/07/08                                      1,909           1,909
  Natexis Banques (E) (F)
    5.360%, 01/17/08                                      3,722           3,722
  Nationwide Building Society (E) (F)
    5.423%, 10/26/07                                      2,100           2,100
    5.380%, 01/07/08                                      3,818           3,818
  Nordbank (E) (F)
    5.380%, 01/24/08                                      6,490           6,489
  Northern Rock (E) (F)
    5.390%, 01/03/08                                      3,932           3,932
  Pacific Life Global Funding (E) (F)
    5.400%, 01/14/08                                      2,863           2,863
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    5.410%, 01/17/08                                      5,345           5,345
  SLM EXL, Ser S (E) (F)
    5.350%, 01/17/08                                      4,199           4,199
  Skandinav Enskilda Bank (E) (F)
    5.350%, 01/18/08                                      4,199           4,199
  Stanfield Victoria LLC MTN (F)
    5.445%, 06/11/07                                      3,818           3,817
                                                                  -------------
Total Corporate Obligations
  (Cost $112,141) ($ Thousands)                                         112,141
                                                                  -------------

COMMERCIAL PAPER (C)(D) -- 0.6%

FINANCIALS -- 0.6%
  Elysian Funding LLC
    5.415%, 06/13/07                                      3,818           3,817
  KKR Pacific Funding Trust
    5.348%, 01/02/07                                      1,909           1,908
  Ocala Funding LLC
    5.388%, 01/26/07                                      1,909           1,901
  Rhineland Funding Capital
    5.393%, 02/13/07                                      1,890           1,877
    5.380%, 01/25/07                                      2,405           2,396
  Witherspoon CDO Funding
    5.360%, 03/15/07                                      3,295           3,295
                                                                  -------------
Total Commercial Paper
  (Cost $15,194) ($ Thousands)                                           15,194
                                                                  -------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    5.440%, 10/09/07                                      2,863           2,863
  Newcastle CDO, Ser 2005-6A,
    Cl IM1
    5.370%, 04/24/07                                        764             764
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6
    5.380%, 02/26/07                                        826             826
  Saturn Ventures II
    5.410%, 02/07/07                                      3,074           3,074

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM
    5.380%, 09/28/07                              $       2,839   $       2,839
                                                                  -------------
  Total Asset-Backed Securities
    (Cost $10,366) ($ Thousands)                                         10,366
                                                                  -------------

  CASH EQUIVALENTS -- 2.5%
    Merrill Lynch EBP Master, 5.220% **               5,070,148           5,070
    SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.340% **               58,888,066          58,888
                                                                  -------------
  Total Cash Equivalents
    (Cost $63,958) ($ Thousands)                                         63,958
                                                                  -------------

  MASTER NOTE (C) -- 0.4%
    Bank of America
      5.383%, 12/30/06                                    9,544           9,544
    Bear Stearns
      5.433%, 12/30/06                                    1,145           1,145
                                                                  -------------
  Total Master Note
    (Cost $10,689) ($ Thousands)                                         10,689
                                                                  -------------

  CERTIFICATES OF DEPOSIT (C) -- 0.2%
    Barclays Bank (E) (F)
      5.440%, 06/11/07                                    1,909           1,909
    CC USA MTN (F)
      5.520%, 06/18/07                                    3,818           3,818
    U.S. Trust of New York (E)
      5.390%, 03/13/07                                    1,527           1,527
                                                                  -------------
  Total Certificates of Deposit
    (Cost $7,254) ($ Thousands)                                           7,254
                                                                  -------------

  U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
    U.S. Treasury Bill
      4.922%, 02/22/07                                    1,620           1,609
                                                                  -------------
  Total U.S. Treasury Obligation
    (Cost $1,609) ($ Thousands)                                           1,609
                                                                  -------------

  REPURCHASE AGREEMENTS (C) (G) -- 1.3%
  Barclays
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $4,304,015 (collateralized by a
    U.S. Government Obligation, par
    value $4,393,916, 0.000%, 06/18/08;
    with total market value $4,387,545)                   4,301           4,301
  Deutsche Bank
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $1,852,337 (collateralized by
    various U.S. Government obligations,
    ranging in par value $20,806-
    $1,474,794, 4.625%-6.250%,
    02/01/11-04/03/25; with total market
    value $1,899,190)                                     1,851           1,851

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
Lehman Brothers
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $26,739,178 (collateralized by
  various U.S. Government obligations,
  ranging in par value $63,564-
  $1,098,527, 0.000%-7.350%,
  02/22/07-04/18/36; with total market
  value $27,258,058)                              $      26,724   $      26,724
                                                                  -------------

Total Repurchase Agreements
  (Cost $32,876) ($ Thousands)                                           32,876
                                                                  -------------

Total Investments -- 107.4%
  (Cost $2,158,280) ($ Thousands) ++                              $   2,778,321
                                                                  =============





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
-------------------------------------------------------------------------------
                                                                     Unrealized
                                                                   Appreciation
Type of                                 Number of   Expiration   (Depreciation)
Contract                                Contracts         Date    ($ Thousands)
-------------------------------------------------------------------------------
S&P 500 Composite Index                       118   March 2007   $          85
S&P 400 Index E-MINI                           74   March 2007             (80)
                                                                 -------------
                                                                 $           5
                                                                 =============

Percentages are based on Net Assets of $2,585,708 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $183,360 ($Thousands).
(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $188,520
($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) Tri-Party Repurchase Agreement

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
REIT -- Real Estate Investment Trust
Ser -- Series

++ At December 31, 2006, the tax basis cost of the Fund's investments was $2,158,280 ($ Thousands), and the unrealized appreciation and depreciation were $653,207 ($ Thousands) and $(33,166) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------

COMMON STOCK -- 98.7%++

CONSUMER DISCRETIONARY -- 9.3%
  AnnTaylor Stores*                                       5,400   $         177
  Autoliv                                               282,200          17,017
  Autonation*                                             6,700             143
  Barnes & Noble                                         94,200           3,741
  Big Lots*                                              97,900           2,244
  Borders Group                                          22,700             507
  BorgWarner                                            129,300           7,631
  Brinker International                                  60,750           1,832
  Cablevision Systems, Cl A                              69,100           1,968
  CBS, Cl B                                             472,000          14,717
  Circuit City Stores                                     5,500             104
  Clear Channel Communications                            2,200              78
  Comcast, Cl A (B)*                                    515,100          21,804
  DaimlerChrysler                                        28,100           1,726
  Darden Restaurants (B)                                136,300           5,475
  Dillard's, Cl A (B)                                   174,700           6,109
  DIRECTV Group*                                        240,400           5,996
  Dollar Tree Stores (B)*                                55,100           1,659
  Eastman Kodak (B)                                     167,400           4,319
  Family Dollar Stores                                   41,500           1,217
  Federated Department Stores                            18,800             717
  Foot Locker                                            83,500           1,831
  Ford Motor (B)                                        379,200           2,848
  Gannett                                               108,900           6,584
  Gap                                                   198,500           3,871
  General Motors                                        141,200           4,338
  Genuine Parts                                          17,700             840
  Goodyear Tire & Rubber (B)*                           142,800           2,997
  Harrah's Entertainment                                  3,700             306
  Hasbro                                                453,200          12,350
  Idearc (B)*                                            63,955           1,832
  Interpublic Group (B)*                                103,400           1,266
  J.C. Penney                                            73,800           5,709
  Jarden*                                                 4,100             143
  Johnson Controls                                       43,800           3,763
  Jones Apparel Group                                   208,200           6,960
  KB Home (B)                                            50,500           2,590
  Kohl's*                                                27,500           1,882
  Leggett & Platt                                        19,500             466
  Lennar, Cl A (B)                                       44,400           2,329
  Liberty Global, Cl A*                                  24,300             708
  Liberty Media Holding-Capital, Ser A*                  42,600           4,174
  Liberty Media Holding-Interactive, Cl A*               42,300             913
  Limited Brands                                         47,700           1,381
  Liz Claiborne                                           3,400             148
  Mattel                                                642,100          14,550
  McDonald's                                            558,400          24,754
  McGraw-Hill                                            72,900           4,959
  Newell Rubbermaid                                      63,900           1,850
  News, Cl A                                            417,400           8,966
  NTL                                                     7,600             192
  OfficeMax                                              48,000           2,383
  Pulte Homes                                           127,900           4,236
  Saks (B)                                              216,900           3,865
  Sally Beauty Holdings*                                  9,500              74
  Sears Holdings*                                         9,100           1,528
  Shaw Communications, Cl B                             221,200           7,014
  Sherwin-Williams                                       11,400             725
  Snap-On                                                25,800           1,229
  Stanley Works                                          39,397           1,981
  Starwood Hotels & Resorts Worldwide                    42,100           2,631
  Target                                                 39,900           2,276
  Tim Hortons                                            38,190           1,106

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Time Warner                                         2,562,300   $      55,807
  Tribune                                               121,900           3,752
  Univision Communications, Cl A (B)*                    47,300           1,675
  VF                                                    189,500          15,554
  Viacom, Cl B*                                         109,000           4,472
  Walt Disney                                           336,300          11,525
  Warner Music Group                                     27,900             640
  Wendy's International                                  69,500           2,300
  Whirlpool (B)                                          59,000           4,898
                                                                  -------------
                                                                        354,352
                                                                  -------------
CONSUMER STAPLES -- 7.8%
  Alberto-Culver                                         16,600             356
  Altria Group                                          609,100          52,273
  Anheuser-Busch                                         19,200             945
  Archer-Daniels-Midland                                474,100          15,152
  BJ's Wholesale Club*                                   54,900           1,708
  Bunge                                                  40,000           2,900
  Campbell Soup                                          67,700           2,633
  Clorox                                                 34,000           2,181
  Coca-Cola                                             278,300          13,428
  Coca-Cola Enterprises                                 315,400           6,441
  Colgate-Palmolive                                      89,600           5,846
  ConAgra Foods                                         436,600          11,788
  Constellation Brands, Cl A*                             7,000             203
  Corn Products International                            49,100           1,696
  Costco Wholesale                                       29,400           1,554
  CVS                                                    14,300             442
  Dean Foods*                                           156,200           6,604
  Del Monte Foods                                       441,300           4,868
  Energizer Holdings (B)*                                 7,400             525
  Estee Lauder, Cl A                                    164,200           6,703
  General Mills                                         125,400           7,223
  HJ Heinz                                               68,800           3,097
  Hormel Foods                                           42,100           1,572
  JM Smucker                                             12,500             606
  Kellogg                                                23,700           1,186
  Kimberly-Clark                                        194,300          13,203
  Kraft Foods, Cl A (B)                                 228,000           8,140
  Kroger                                                701,200          16,177
  Loews - Carolina                                       57,400           3,715
  McCormick                                              18,500             713
  Molson Coors Brewing, Cl B                             85,300           6,520
  Pepsi Bottling Group                                   44,000           1,360
  PepsiAmericas                                         170,100           3,569
  Procter & Gamble                                      833,000          53,537
  Reynolds American (B)                                 232,000          15,189
  Safeway                                               252,327           8,720
  Sara Lee                                              228,900           3,898
  Supervalu                                             112,445           4,020
  Tyson Foods, Cl A (B)                                 137,700           2,265
  UST                                                    45,100           2,625
  WM Wrigley Jr. (B)                                     49,600           2,565
                                                                  -------------
                                                                        298,146
                                                                  -------------
ENERGY -- 12.7%
  Anadarko Petroleum                                    158,000           6,876
  BJ Services                                            68,600           2,011
  Chevron                                             1,216,400          89,442
  ConocoPhillips                                        671,293          48,300
  Devon Energy (B)                                      216,100          14,496
  EnCana                                                 86,800           3,989
  Exxon Mobil                                         3,087,200         236,572
  Frontier Oil                                           29,300             842
  GlobalSantaFe                                          45,600           2,680
  Hess                                                  154,600           7,664

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Holly (B)                                              96,200   $       4,945
  Marathon Oil                                          430,600          39,831
  Nabors Industries (B)*                                 44,000           1,310
  Noble Energy                                          100,600           4,936
  Occidental Petroleum                                  117,900           5,757
  Overseas Shipholding Group                             11,600             653
  SEACOR Holdings*                                        4,600             456
  Sunoco                                                 55,800           3,480
  Unit*                                                  42,500           2,059
  Valero Energy                                         176,200           9,014
                                                                  -------------
                                                                        485,313
                                                                  -------------
FINANCIALS -- 35.6%
  A.G. Edwards                                          128,600           8,139
  ACE                                                    49,100           2,974
  Allied Capital (B)                                     53,100           1,735
  Allstate                                              482,300          31,403
  AMB Property+                                           9,300             545
  AMBAC Financial Group                                  80,300           7,152
  American Capital Strategies (B)                        16,900             782
  American Financial Group (B)                           52,500           1,885
  American International Group                          949,900          68,070
  Ameriprise Financial                                   15,500             845
  Annaly Capital Management+                            104,100           1,448
  AON (B)                                               232,800           8,227
  Apartment Investment & Management, Cl A+               31,000           1,737
  Archstone-Smith Trust+                                 33,300           1,938
  Assurant (B)                                          172,200           9,514
  Astoria Financial (B)                                 263,300           7,941
  AvalonBay Communities+                                 28,800           3,746
  Axis Capital Holdings                                 122,700           4,095
  Bancorpsouth                                            9,300             250
  Bank of America                                     2,424,850         129,463
  Bank of New York                                       41,900           1,650
  BB&T (B)                                              432,900          19,017
  Bear Stearns                                           38,600           6,283
  Boston Properties+                                     22,200           2,484
  Brandywine Realty Trust+                                3,700             123
  BRE Properties, Cl A+                                  33,000           2,146
  Brookfield Asset Management, Cl A                     166,800           8,036
  Camden Property Trust+                                 28,800           2,127
  Capital One Financial                                   7,953             611
  CapitalSource+ (B)                                     20,700             565
  Chicago Mercantile Exchange Holdings, Cl A              5,700           2,906
  Chubb                                                 248,700          13,159
  Cincinnati Financial                                   15,200             689
  CIT Group                                             223,000          12,437
  Citigroup                                           3,012,500         167,796
  Colonial BancGroup                                     27,700             713
  Colonial Properties Trust+                              1,200              56
  Comerica                                              326,400          19,153
  Commerce Bancorp                                       72,500           2,557
  Commerce Bancshares                                     1,370              66
  Compass Bancshares                                     27,300           1,629
  Conseco*                                               32,600             651
  Countrywide Financial                                 247,800          10,519
  Credicorp                                               6,600             270
  Cullen/Frost Bankers                                    4,200             235
  Developers Diversified Realty+                          8,600             541
  Douglas Emmett+*                                        5,000             133
  Duke Realty+                                           20,900             855
  Equity Office Properties Trust+ (B)                    92,200           4,441
  Equity Residential+                                    48,400           2,456
  Erie Indemnity, Cl A                                    3,500             203
  Essex Property Trust+                                   8,000           1,034

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Fannie Mae*                                           368,900   $      21,909
  Federal Realty Investment Trust+                        6,600             561
  Fidelity National Financial, Cl A                      14,004             334
  First American                                         88,300           3,592
  First Horizon National (B)                            156,200           6,526
  First Marblehead (B)                                   94,500           5,164
  Franklin Resources                                     24,700           2,721
  Freddie Mac                                           117,000           7,944
  Friedman Billings Ramsey Group, Cl A+ (B)             274,800           2,198
  Genworth Financial, Cl A                              215,900           7,386
  Goldman Sachs Group                                   109,800          21,889
  Hanover Insurance Group                                34,800           1,698
  Hartford Financial Services Group                     186,700          17,421
  HCC Insurance Holdings                                  8,800             282
  Health Care Property Investors+                        10,800             398
  Hospitality Properties Trust+                           8,000             380
  Host Hotels & Resorts+                                 82,260           2,020
  HRPT Properties Trust+                                 36,300             448
  Hudson City Bancorp                                    63,400             880
  Huntington Bancshares                                 136,000           3,230
  IndyMac Bancorp (B)                                   202,000           9,122
  iStar Financial+                                       18,500             885
  Janus Capital Group (B)                               173,600           3,748
  Jefferies Group                                        44,200           1,186
  Jones Lang LaSalle                                     47,700           4,397
  JPMorgan Chase                                      2,149,428         103,817
  Keycorp                                               598,700          22,769
  Kimco Realty+                                          23,215           1,044
  Lehman Brothers Holdings                              210,500          16,444
  Leucadia National                                      80,900           2,281
  Lincoln National                                      196,167          13,026
  Loews                                                 549,800          22,800
  M&T Bank                                               19,000           2,321
  Mack-Cali Realty+                                       8,400             428
  Markel*                                                 2,100           1,008
  Marsh & McLennan                                       30,500             935
  Marshall & Ilsley                                       1,900              91
  MBIA                                                  154,300          11,273
  Mellon Financial                                       13,200             556
  Mercantile Bankshares                                   3,000             140
  Merrill Lynch                                         560,800          52,211
  Metlife                                                93,500           5,518
  MGIC Investment                                        78,700           4,922
  Morgan Stanley                                        496,800          40,454
  National City (B)                                     751,000          27,457
  Nationwide Financial Services, Cl A                   126,500           6,856
  New Century Financial+ (B)                             18,900             597
  New York Community Bancorp                             47,900             771
  Northern Trust                                          1,000              61
  NYSE Group (B)*                                         3,300             321
  Old Republic International                            154,500           3,597
  Philadelphia Consolidated Holding*                      3,300             147
  PMI Group                                             183,300           8,646
  PNC Financial Services Group                          136,200          10,084
  Popular                                               111,000           1,993
  Principal Financial Group                             108,600           6,375
  Prologis+                                              20,900           1,270
  Protective Life                                         2,600             124
  Prudential Financial                                   87,900           7,547
  Public Storage+                                         2,700             263
  Radian Group                                          165,300           8,911
  Raymond James Financial                                34,050           1,032
  Realogy (B)*                                           48,825           1,480
  Reckson Associates Realty+                             43,000           1,961
  Regency Centers+                                        1,800             141
  Regions Financial                                     419,018          15,671

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Reinsurance Group of America                           18,100   $       1,008
  Safeco                                                126,400           7,906
  Sovereign Bancorp                                       4,900             124
  St. Paul Travelers                                    625,800          33,599
  Stancorp Financial Group                                4,800             216
  State Street                                            2,400             162
  SunTrust Banks (B)                                    311,100          26,272
  Taubman Centers+                                        8,900             453
  TD Banknorth                                              900              29
  Torchmark                                              17,600           1,122
  UnionBanCal                                           110,600           6,774
  UnumProvident (B)                                     214,100           4,449
  US Bancorp                                          1,317,900          47,695
  Valley National Bancorp                                69,980           1,855
  Ventas+                                                 9,300             394
  Vornado Realty Trust+ +                                17,700           2,151
  Wachovia                                              724,897          41,283
  Washington Mutual (B)                                 716,900          32,612
  Wells Fargo                                           729,800          25,952
  Westfield Financial                                    53,100           4,246
  Whitney Holding                                        47,400           1,546
  Wilmington Trust                                       26,800           1,130
  WR Berkley                                             32,450           1,120
  XL Capital, Cl A                                       28,700           2,067
  Zions Bancorporation                                   20,700           1,707
                                                                  -------------
                                                                      1,356,964
                                                                  -------------
HEALTH CARE -- 7.0%
  Abbott Laboratories                                    18,000             877
  Aetna                                                  96,200           4,154
  Alcon                                                  16,700           1,867
  AmerisourceBergen                                     253,100          11,379
  Applera - Applied Biosystems Group                     24,400             895
  Becton Dickinson                                       40,300           2,827
  Bristol-Myers Squibb                                   59,000           1,553
  Cardinal Health                                        73,200           4,716
  Caremark Rx                                            85,500           4,883
  Cigna                                                  30,100           3,960
  Eli Lilly                                              75,900           3,954
  Forest Laboratories*                                   89,200           4,514
  Genentech (B)*                                         29,000           2,353
  Gilead Sciences*                                       41,700           2,708
  Hillenbrand Industries                                 24,700           1,406
  IMS Health                                             20,600             566
  Johnson & Johnson                                     101,800           6,721
  King Pharmaceuticals (B)*                             249,000           3,964
  Laboratory of America Holdings*                        35,600           2,616
  McKesson                                              107,300           5,440
  Medco Health Solutions*                                17,200             919
  Medimmune (B)*                                         74,400           2,408
  Merck                                               1,133,100          49,403
  Pfizer                                              4,405,600         114,105
  Tenet Healthcare (B)*                                 396,700           2,765
  Thermo Fisher Scientific*                              77,500           3,510
  Universal Health Services, Cl B                        18,500           1,025
  WellPoint*                                             10,600             834
  Wyeth                                                 373,800          19,034
                                                                  -------------
                                                                        265,356
                                                                  -------------
INDUSTRIALS -- 7.4%
  AGCO (B)*                                              41,200           1,275
  Allied Waste Industries*                              117,200           1,440
  American Power Conversion                              17,000             520
  AMR*                                                   22,100             668
  Armor Holdings*                                         7,300             400
  Boeing                                                 29,600           2,630

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Brink's                                                 2,100   $         134
  Carlisle                                                2,800             220
  Caterpillar                                            51,900           3,183
  Corrections of America*                                13,200             597
  Crane                                                  22,900             839
  CSX                                                   338,500          11,655
  Cummins (B)                                            36,100           4,266
  Deere                                                 157,600          14,983
  Dover                                                   9,300             456
  Dun & Bradstreet*                                      63,600           5,266
  Eaton                                                 156,700          11,774
  Emerson Electric                                       67,700           2,985
  Flowserve*                                              3,600             182
  General Dynamics                                       33,100           2,461
  General Electric                                    2,474,300          92,069
  Honeywell International                               184,400           8,342
  Ingersoll-Rand, Cl A                                  182,400           7,137
  Kennametal                                                900              53
  Laidlaw International*                                 86,800           2,641
  Lockheed Martin                                       102,100           9,400
  Manpower                                                8,600             644
  Masco (B)                                             345,300          10,314
  Navistar International (B)*                           118,500           3,962
  Norfolk Southern                                       24,400           1,227
  Northrop Grumman                                      398,400          26,972
  Paccar (B)                                             88,950           5,773
  Parker Hannifin                                        14,500           1,115
  Raytheon                                              200,400          10,581
  Republic Services                                       4,700             191
  Rockwell Collins                                       47,000           2,975
  RR Donnelley & Sons                                   120,700           4,290
  Ryder System                                          125,400           6,403
  Southwest Airlines                                     16,000             245
  SPX                                                    67,900           4,153
  Swift Transportation*                                  62,100           1,631
  Terex (B)*                                             28,300           1,828
  Textron                                                 3,000             281
  UAL*                                                    8,100             356
  Union Pacific                                          51,400           4,730
  United Rentals (B)*                                    95,100           2,418
  United Technologies                                    73,000           4,564
  Waste Management                                       40,300           1,482
                                                                  -------------
                                                                        281,711
                                                                  -------------
INFORMATION TECHNOLOGY -- 3.8%
  Akamai Technologies*                                   48,000           2,550
  Apple*                                                 38,200           3,241
  Applied Materials                                     236,300           4,360
  Arrow Electronics*                                     92,100           2,906
  Avnet*                                                234,800           5,994
  Ciena*                                                  5,000             139
  Computer Sciences (B)*                                133,700           7,136
  Convergys*                                            188,000           4,471
  Diebold                                                 8,700             405
  Electronic Arts*                                       39,400           1,984
  Electronic Data Systems                               215,900           5,948
  Fair Isaac (B)                                         96,600           3,927
  Fidelity National Information Services                 11,385             456
  Google, Cl A*                                           6,000           2,763
  Hewlett-Packard                                       859,800          35,415
  Ingram Micro, Cl A*                                   195,900           3,998
  Integrated Device Technology (B)*                      63,700             986
  Intel                                                 264,400           5,354
  International Business Machines                        87,100           8,462
  Lexmark International, Cl A (B)*                      101,800           7,452
  LSI Logic (B)*                                        223,900           2,015
  Micron Technology                                      15,500             216

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Microsoft                                             163,200   $       4,873
  Motorola                                              237,600           4,885
  NCR*                                                   24,100           1,030
  Novellus Systems*                                       5,100             176
  Nvidia*                                                83,600           3,094
  Sabre Holdings, Cl A                                  215,900           6,885
  Sanmina-SCI*                                          634,300           2,188
  Solectron (B)*                                        596,600           1,921
  Symbol Technologies                                    16,700             249
  Synopsys*                                              16,300             436
  Tech Data (B)*                                         66,700           2,526
  Tektronix                                               1,400              41
  Vishay Intertechnology (B)*                           289,200           3,916
  Western Digital*                                      119,900           2,453
                                                                  -------------
                                                                        144,851
                                                                  -------------
MATERIALS -- 4.0%
  Air Products & Chemicals                                8,700             611
  Albemarle                                              21,900           1,572
  Alcan                                                  49,500           2,413
  Alcoa                                                 375,800          11,278
  Ashland (B)                                            54,600           3,777
  Bemis                                                 121,000           4,112
  Cabot                                                     700              31
  Cytec Industries                                       14,800             836
  Dow Chemical                                          534,800          21,360
  E.I. Du Pont de Nemours                               111,400           5,426
  Eastman Chemical                                       85,800           5,089
  FMC                                                     6,200             475
  Hercules                                              153,100           2,956
  International Flavors & Fragrances                     18,300             900
  International Paper                                    22,000             750
  Lubrizol                                              192,500           9,650
  MeadWestvaco                                          184,300           5,540
  Methanex                                              207,800           5,687
  Mosaic*                                                25,500             545
  Nucor                                                 253,200          13,840
  Pactiv*                                               175,200           6,253
  Phelps Dodge                                           22,800           2,730
  PPG Industries                                        157,300          10,100
  Rohm & Haas                                           116,400           5,950
  Sealed Air                                                700              45
  Sigma-Aldrich                                           8,700             676
  Smurfit-Stone Container (B)*                          237,700           2,510
  Sonoco Products                                       104,400           3,973
  Steel Dynamics                                        114,100           3,703
  United States Steel                                   118,000           8,631
  Valspar                                               180,500           4,989
  Weyerhaeuser                                          110,200           7,786
                                                                  -------------
                                                                        154,194
                                                                  -------------
TELECOMMUNICATION SERVICES -- 5.9%
  Alltel                                                  1,000              61
  AT&T (B)                                            2,189,200          78,264
  BellSouth                                           1,019,800          48,043
  CenturyTel                                            278,100          12,142
  Citizens Communications                                80,300           1,154
  Crown Castle International*                            12,300             397
  Embarq*                                                96,292           5,061
  Leap Wireless International*                           18,700           1,112
  Sprint Nextel                                         646,650          12,215
  Telephone & Data Systems                               31,000           1,684
  Verizon Communications                              1,678,900          62,522
  Vodafone Group ADR                                     91,400           2,539

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Windstream                                             35,426   $         504
                                                                  -------------
                                                                        225,698
                                                                  -------------
UTILITIES -- 5.2%
  AGL Resources                                           1,300              51
  Alliant Energy                                        350,400          13,235
  American Electric Power                               334,600          14,247
  Atmos Energy                                           18,200             581
  Centerpoint Energy                                     27,700             459
  CMS Energy (B)*                                       227,600           3,801
  Constellation Energy Group                             92,400           6,364
  Dominion Resources                                     48,800           4,091
  DPL                                                     8,100             225
  DTE Energy                                            116,700           5,649
  Duke Energy                                            13,448             447
  Edison International                                  137,200           6,240
  Energen                                               101,700           4,774
  Energy East (B)                                       181,900           4,511
  Entergy                                               179,900          16,608
  Exelon                                                124,700           7,718
  FirstEnergy                                           279,800          16,872
  FPL Group                                               7,800             424
  Great Plains Energy                                    16,100             512
  KeySpan                                                71,600           2,948
  MDU Resources Group                                    31,300             803
  Mirant (B)*                                            25,200             796
  National Fuel Gas                                      27,700           1,068
  NiSource                                               24,000             578
  Northeast Utilities (B)                               160,585           4,522
  NRG Energy*                                            33,200           1,860
  NSTAR                                                  26,400             907
  OGE Energy                                             57,800           2,312
  Oneok                                                  52,600           2,268
  Pepco Holdings                                        193,800           5,041
  PG&E                                                  272,800          12,912
  Pinnacle West Capital (B)                             294,300          14,918
  PPL                                                   110,300           3,953
  Progress Energy (B)                                   122,400           6,007
  Public Service Enterprise Group                        37,200           2,469
  Puget Energy                                           11,900             302
  Reliant Energy*                                       324,000           4,604
  SCANA                                                 121,800           4,947
  Sempra Energy                                          15,300             857
  Southern                                                  900              33
  TXU                                                    71,400           3,871
  UGI                                                    36,300             990
  Wisconsin Energy                                       87,600           4,157
  Xcel Energy (B)                                       324,700           7,488
                                                                  -------------
                                                                        197,420
                                                                  -------------
Total Common Stock
  (Cost $2,827,653) ($ Thousands)                                     3,764,005
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 5.2%

FINANCIALS -- 5.2%
  Allstate Life Global Funding II
     MTN (E) (F)
     5.390%, 01/17/08                             $       3,123           3,123
  American General Finance (E) (F)
     5.400%, 01/17/08                                     9,844           9,843
  Bear Stearns EXL (E)
     5.390%, 01/17/08                                    12,084          12,084

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Financial MTN (E)
    5.443%, 06/27/07                              $       4,073   $       4,073
  Countrywide Financial MTN,
     Ser A (E)
     5.448%, 10/31/07                                    10,183          10,183
  Dekabank (E) (F)
     5.394%, 11/20/07                                    12,560          12,559
  Irish Life & Permanent MTN,
     Ser X (E) (F)
     5.390%, 01/21/08                                     9,029           9,029
  Islandsbanki (E) (F)
     5.420%, 03/22/07                                     5,771           5,771
     5.400%, 04/06/07                                    10,183          10,183
  Jackson National Life
     Funding (E) (F)
     5.349%, 01/03/08                                    14,936          14,936
  Kaupthing Bank MTN (E) (F)
     5.430%, 03/20/07                                    16,972          16,972
  Landsbanki Islands (E) (F)
     5.430%, 03/16/07                                    12,899          12,899
  Morgan Stanley EXL (E)
     5.380%, 01/04/08                                     2,376           2,376
  Morgan Stanley EXL, Ser S (E)
     5.370%, 01/07/08                                     3,394           3,394
  Natexis Banques (E) (F)
     5.360%, 01/17/08                                     6,619           6,619
  Nationwide Building Society (E) (F)
     5.423%, 10/26/07                                     3,734           3,734
     5.380%, 01/07/08                                     6,789           6,789
  Nordbank (E) (F)
     5.380%, 01/24/08                                    11,541          11,540
  Northern Rock (E) (F)
     5.390%, 01/03/08                                     6,993           6,993
  Pacific Life Global Funding (E) (F)
     5.400%, 01/14/08                                     5,092           5,092
  Premium Asset Trust,
     Ser 2004-10 (E) (F)
     5.410%, 01/17/08                                     9,504           9,504
  SLM EXL, Ser S (E) (F)
     5.350%, 01/17/08                                     7,468           7,468
  Skandinav Enskilda Bank (E) (F)
     5.350%, 01/18/08                                     7,468           7,468
  Stanfield Victoria LLC MTN (F)
     5.445%, 06/11/07                                     6,789           6,788
                                                                  -------------
Total Corporate Obligations
  (Cost $199,420) ($ Thousands)                                         199,420
                                                                  -------------

COMMERCIAL PAPER (C)(D) -- 0.7%

FINANCIALS -- 0.7%
  Elysian Funding LLC
     5.415%, 06/13/07                                     6,789           6,788
  KKR Pacific Funding Trust
     5.348%, 01/02/07                                     3,394           3,393
  Ocala Funding LLC
     5.388%, 01/26/07                                     3,394           3,381
  Rhineland Funding Capital
     5.393%, 02/13/07                                     3,361           3,338
     5.380%, 01/25/07                                     4,277           4,261
  Witherspoon CDO Funding
     5.360%, 03/15/07                                     5,859           5,859
                                                                  -------------
Total Commercial Paper
  (Cost $27,020) ($ Thousands)                                           27,020
                                                                  -------------

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 0.5%

MORTGAGE RELATED SECURITIES -- 0.5%
  Duke Funding, Ser 2004-6B,
     Cl A1S1
     5.440%, 10/09/07                             $       5,092   $       5,092
  Newcastle CDO, Ser 2005-6A,
     Cl IM1
     5.370%, 04/24/07                                     1,358           1,358
  Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AM6
     5.380%, 02/26/07                                     1,468           1,468
  Saturn Ventures II
     5.410%, 02/07/07                                     5,467           5,467
  TIAA Real Estate CDO, Ser 2003
     1A, Cl A1MM
     5.380%, 09/28/07                                     5,048           5,048
                                                                  -------------
Total Asset-Backed Securities
  (Cost $18,433) ($ Thousands)                                           18,433
                                                                  -------------

CASH EQUIVALENT  -- 1.4%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.340% **                54,700,503          54,701
                                                                  -------------
Total Cash Equivalent
  (Cost $54,701) ($ Thousands)                                           54,701
                                                                  -------------

MASTER NOTES (C) -- 0.5%
  Bank of America
     5.383%, 12/30/06                                    16,972          16,972
  Bear Stearns
     5.433%, 12/30/06                                     2,037           2,037
                                                                  -------------
Total Master Notes
  (Cost $19,009) ($ Thousands)                                           19,009
                                                                  -------------

CERTIFICATES OF DEPOSIT (C) -- 0.4%
  Barclays Bank (E) (F)
     5.440%, 06/11/07                                     3,394           3,394
  CC USA MTN (F)
     5.520%, 06/18/07                                     6,789           6,789
  U.S. Trust of New York (E)
     5.390%, 03/13/07                                     2,716           2,716
                                                                  -------------
Total Certificates of Deposit
  (Cost $12,899) ($ Thousands)                                           12,899
                                                                  -------------

U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
  U.S. TREASURY BILL
     4.804%, 02/22/07                                     2,750           2,732
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $2,731) ($ Thousands)                                             2,732
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) (G) -- 1.5%
Barclays
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $7,653,848 (collateralized by a
  U.S. Government Obligation, par
  value $7,813,720, 0.000%, 06/18/08;
  with total market value $7,802,390)             $       7,649   $       7,649
Deutsche Bank
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $3,294,088 (collateralized by
  various U.S. Government obligations,
  ranging in par value $37,000-
  $2,622,632, 4.625%-6.250%,
  02/01/11-04/03/25; with total market
  value $3,359,554)                                       3,292           3,292
Lehman Brothers
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $47,550,396 (collateralized by
  various U.S. Government obligations,
  ranging in par value $113,036-
  $1,953,515, 0.000%-7.350%,
  02/22/07-04/18/36; with total market
  value $48,473,122)                                     47,523          47,523
                                                                  -------------
Total Repurchase Agreements
  (Cost $58,464) ($ Thousands)                                           58,464
                                                                  -------------
Total Investments -- 109.0%
  (Cost $3,220,330) ($ Thousands)#                                $   4,156,683
                                                                  =============

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows
-------------------------------------------------------------------------------
                                                                     Unrealized
Type of                        Number of         Expiration        Appreciation
Contract                       Contracts               Date       ($ Thousands)
-------------------------------------------------------------------------------
S&P 500 Composite Index              126         March 2007       $         106
                                                                  =============

Percentages are based on Net Assets of $3,814,198 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006.
++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $324,913 ($Thousands).
(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $335,245
($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) Tri-Party Repurchase Agreement

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

# At December 31, 2006, the tax basis cost of the Fund's investments was $3,220,330 ($ Thousands), and the unrealized appreciation and depreciation were $967,032 ($ Thousands) and $(30,679) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 97.6%++

CONSUMER DISCRETIONARY -- 13.6%
  Abercrombie & Fitch, Cl A (B)                          11,500   $         801
  Advance Auto Parts                                      2,373              84
  Aeropostale*                                           15,600             482
  American Eagle Outfitters                              95,838           2,991
  AnnTaylor Stores*                                      51,796           1,701
  Autozone*                                               4,169             482
  Best Buy                                               37,900           1,864
  Brinker International                                 166,737           5,029
  Brunswick                                               2,670              85
  Cablevision Systems, Cl A                              63,946           1,821
  Carmax*                                                28,300           1,518
  CBS, Cl B                                              14,663             457
  Chico's FAS*                                           40,800             844
  Circuit City Stores                                    89,400           1,697
  Claire's Stores                                        23,300             772
  Coach*                                                140,541           6,038
  Coldwater Creek*                                       17,000             417
  Comcast, Cl A (B)*                                    178,090           7,539
  Darden Restaurants (B)                                 79,821           3,206
  Dick's Sporting Goods*                                 15,900             779
  DIRECTV Group*                                        380,000           9,477
  Discovery Holding, Cl A*                               29,600             476
  Dollar Tree Stores (B)*                                20,589             620
  Dow Jones                                               5,600             213
  EchoStar Communications, Cl A*                         17,300             658
  Expedia*                                               23,600             495
  Family Dollar Stores                                  113,100           3,317
  Federated Department Stores                            77,200           2,944
  Foot Locker                                            12,700             278
  Fortune Brands (B)                                    163,530          13,964
  GameStop, Cl A*                                        15,000             827
  Gap                                                     9,300             181
  General Motors                                          8,700             267
  Group 1 Automotive                                      2,500             129
  Gymboree (B)*                                          22,500             859
  Harley-Davidson (B)                                    50,231           3,540
  Harman International Industries                         6,400             639
  Harrah's Entertainment                                 74,390           6,154
  Hilton Hotels                                          29,017           1,013
  Home Depot                                            266,877          10,718
  IAC/InterActive (B)*                                  139,767           5,194
  International Game Technology                         872,500          40,309
  Interpublic Group*                                     12,000             147
  ITT Educational Services (B)*                          52,180           3,463
  J.C. Penney                                            88,334           6,833
  Jarden*                                                 4,700             163
  Johnson Controls                                       36,300           3,119
  Kohl's*                                               204,510          13,995
  Lamar Advertising, Cl A (B)*                          145,374           9,506
  Las Vegas Sands*                                       16,300           1,458
  Laureate Education*                                       173               8
  Leggett & Platt                                        32,400             774
  Liberty Global, Cl A*                                  21,082             615
  Liberty Media
     Holding-Interactive, Cl A*                          52,600           1,135
  Limited Brands                                         55,400           1,603
  Lowe's                                                612,512          19,080
  Marriott International, Cl A                           22,384           1,068
  McDonald's                                            254,300          11,273
  McGraw-Hill                                           597,533          40,644
  Meredith                                               15,700             885
  MGM Mirage (B)                                        603,500          34,611
  Newell Rubbermaid                                      31,436             910
  News, Cl A                                            172,984           3,716

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Nike, Cl B                                              1,800   $         178
  Nordstrom                                               6,200             306
  Nutri/System (B)*                                      52,900           3,353
  O'Reilly Automotive*                                    5,422             174
  Office Depot*                                         101,000           3,855
  Omnicom Group                                          20,464           2,139
  PetSmart                                               46,000           1,328
  Polo Ralph Lauren                                       2,521             196
  Pool (B)                                               86,600           3,392
  Priceline.com (B)*                                     10,500             458
  Rent-A-Center*                                         12,729             376
  Ross Stores                                            78,100           2,288
  Sally Beauty Holdings*                                  9,300              72
  Scientific Games, Cl A*                                   200               6
  Sherwin-Williams                                       44,067           2,802
  Snap-On                                                 3,000             143
  Staples                                             1,506,995          40,237
  Starbucks (B)*                                        575,800          20,395
  Steven Madden                                           6,050             212
  Target                                                372,709          21,263
  Thor Industries                                        18,800             827
  Tim Hortons                                            30,603             886
  Time Warner                                            12,938             282
  TJX                                                    88,400           2,521
  Univision Communications, Cl A*                        66,900           2,370
  Viacom, Cl B*                                         325,011          13,335
  Walt Disney                                            98,583           3,378
  Warner Music Group                                     28,000             643
  Washington Post, Cl B                                     200             149
  Weight Watchers International (B)                     490,000          25,740
  Wendy's International                                  34,298           1,135
  Williams-Sonoma (B)                                   199,240           6,264
  Wynn Resorts*                                          20,800           1,952
  XM Satellite Radio Holdings, Cl A  (B)*               262,910           3,799
  Yum! Brands                                           107,854           6,342
                                                                  -------------
                                                                        468,681
                                                                  -------------
CONSUMER STAPLES -- 10.5%
  Alberto-Culver                                          9,300             200
  Altria Group                                          138,840          11,915
  Anheuser-Busch                                         87,652           4,312
  Archer-Daniels-Midland                                 25,900             828
  Avon Products                                          48,500           1,602
  Brown-Forman, Cl B                                     50,142           3,321
  Campbell Soup                                          75,801           2,948
  Chattem (B)*                                           21,000           1,052
  Chiquita Brands International (B)                      53,400             853
  Church & Dwight                                        11,300             482
  Coca-Cola                                             454,117          21,911
  Colgate-Palmolive                                     255,067          16,641
  ConAgra Foods                                          10,200             275
  Constellation Brands, Cl A*                             5,300             154
  Costco Wholesale                                      264,500          13,984
  CVS                                                    12,200             377
  Energizer Holdings (B)*                                38,842           2,757
  Estee Lauder, Cl A                                     18,100             739
  General Mills                                          24,000           1,382
  Hansen Natural*                                        32,900           1,108
  HJ Heinz                                               87,600           3,943
  Kellogg                                                13,881             695
  Kimberly-Clark                                         58,302           3,962
  Kroger                                                 49,200           1,135
  McCormick                                              41,500           1,600
  Peet's Coffee & Tea*                                    8,800             231
  Pepsi Bottling Group                                   95,053           2,938
  PepsiCo                                               852,994          53,355
  Prestige Brands Holdings*                              10,100             132

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Procter & Gamble                                    1,106,005   $      71,083
  Reynolds American                                      28,900           1,892
  Sysco                                                  33,300           1,224
  UST                                                    45,900           2,671
  Wal-Mart Stores                                     1,380,701          63,761
  Walgreen                                            1,241,853          56,989
  WM Wrigley Jr. (B)                                    197,765          10,228
                                                                  -------------
                                                                        362,680
                                                                  -------------
ENERGY -- 5.7%
  Baker Hughes                                          679,981          50,767
  BJ Services                                           150,837           4,423
  Cameron International*                                 30,452           1,615
  Chesapeake Energy (B)                                 126,700           3,681
  Chevron                                                28,422           2,090
  Diamond Offshore Drilling                               2,908             232
  El Paso                                                44,000             672
  Exxon Mobil                                            28,100           2,153
  FMC Technologies*                                      30,600           1,886
  Frontier Oil                                           20,500             589
  Grant Prideco*                                          4,900             195
  Halliburton                                           785,888          24,402
  Holly                                                  21,000           1,079
  Kinder Morgan                                          10,227           1,082
  Nabors Industries (B)*                                 46,800           1,394
  Occidental Petroleum                                  244,500          11,939
  Oceaneering International*                             21,300             846
  Patterson-UTI Energy                                   81,800           1,900
  Schlumberger (B)                                      758,572          47,911
  Suncor Energy                                         318,510          25,134
  Sunoco                                                 30,900           1,927
  Superior Energy Services*                              12,100             395
  Tetra Technologies*                                    32,600             834
  Tidewater                                              44,900           2,171
  Transocean*                                             6,200             502
  Valero Energy                                             186              10
  Weatherford International*                            133,020           5,559
  Williams                                               36,500             953
  XTO Energy                                             31,409           1,478
                                                                  -------------
                                                                        197,819
                                                                  -------------
FINANCIALS -- 10.9%
  Affiliated Managers Group*                             21,570           2,268
  Affordable Residential Communities+ (B)*               13,700             160
  Aflac                                                  22,534           1,037
  AMBAC Financial Group                                   4,600             410
  American Express                                      572,926          34,759
  American International Group                          352,403          25,253
  AmeriCredit (B)*                                       69,100           1,739
  Ameriprise Financial                                   31,741           1,730
  Arthur J. Gallagher                                     3,000              89
  Bank of America                                         3,600             192
  Bank of New York                                        8,100             319
  Bear Stearns                                            3,700             602
  BlackRock                                              15,005           2,279
  Brown & Brown                                          65,700           1,853
  Capital One Financial                                  26,354           2,025
  CapitalSource+                                         43,300           1,183
  CB Richard Ellis Group, Cl A*                         132,274           4,391
  Cbot Holdings, Cl A*                                    2,300             348
  Charles Schwab                                      1,012,289          19,578
  Chicago Mercantile Exchange Holdings, Cl A             84,177          42,909
  Commerce Bancorp                                       28,842           1,017
  Cullen/Frost Bankers                                    5,000             279

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Developers Diversified Realty+                          9,100   $         573
  E*Trade Financial*                                      5,900             132
  East West Bancorp                                      33,000           1,169
  Eaton Vance                                            10,700             353
  Essex Property Trust+                                   6,000             776
  Federal Realty Investment Trust+                        3,394             288
  Federated Investors, Cl B                              13,700             463
  First Cash Financial Services*                         49,300           1,275
  First Marblehead                                       33,750           1,844
  Forest City Enterprises, Cl A                          50,604           2,955
  Franklin Resources                                     31,812           3,505
  Freddie Mac                                           491,900          33,400
  Goldman Sachs Group                                    77,296          15,409
  HCC Insurance Holdings                                  8,608             276
  Hudson City Bancorp                                   181,700           2,522
  IndyMac Bancorp                                         3,400             154
  IntercontinentalExchange (B)*                         382,300          41,250
  Investment Technology Group*                            4,500             193
  Investors Financial Services                           15,800             674
  Janus Capital Group (B)                                95,500           2,062
  JER Investors Trust+                                    7,000             145
  Jones Lang LaSalle                                     34,200           3,152
  Keycorp                                                11,147             424
  Kilroy Realty+                                          5,900             460
  Legg Mason (B)                                        157,426          14,963
  Lehman Brothers Holdings                               65,900           5,148
  Markel*                                                 1,000             480
  Mellon Financial                                       19,400             818
  Merrill Lynch                                         185,400          17,261
  Moody's                                               600,808          41,492
  Morgan Stanley                                         77,572           6,317
  Newcastle Investment+                                   5,200             163
  Northern Trust                                         34,418           2,089
  Nuveen Investments, Cl A                               41,200           2,137
  NYSE Group*                                             1,700             165
  Peoples Bank                                           18,800             839
  Philadelphia Consolidated Holding*                     11,400             508
  Principal Financial Group                                 800              47
  Progressive                                            41,892           1,015
  Prudential Financial                                    9,800             841
  Public Storage+                                         3,653             356
  Radian Group                                           10,521             567
  SL Green Realty+                                       25,400           3,373
  SLM                                                    35,618           1,737
  State Street                                           41,150           2,775
  SunTrust Banks (B)                                     91,520           7,729
  T. Rowe Price Group                                    36,924           1,616
  Taubman Centers+                                        2,900             147
  TCF Financial                                           2,100              58
  United Dominion Realty Trust+                          37,300           1,186
  Ventas+                                                 5,500             233
  Wachovia                                                7,164             408
  Wells Fargo (B)                                        43,538           1,548
  WR Berkley                                             33,284           1,149
                                                                  -------------
                                                                        375,039
                                                                  -------------
HEALTH CARE -- 17.0%
  Abbott Laboratories                                   403,016          19,631
  Advanced Medical Optics (B)*                            6,600             232
  Aetna                                                  46,300           1,999
  Allergan                                              367,329          43,984
  AmerisourceBergen                                       1,200              54
  Amgen*                                                593,017          40,509
  Amylin Pharmaceuticals*                                12,300             444
  Applera - Applied Biosystems Group                     49,600           1,820
  Barr Pharmaceuticals*                                  50,781           2,545
  Baxter International                                   35,222           1,634

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Becton Dickinson                                      106,725   $       7,487
  Biogen Idec*                                           73,590           3,620
  Bristol-Myers Squibb                                   35,200             926
  C.R. Bard                                              13,500           1,120
  Cardinal Health                                        63,988           4,123
  Caremark Rx                                           248,644          14,200
  Celgene (B)*                                          278,260          16,008
  Cephalon*                                              27,900           1,964
  Cerner (B)*                                            41,400           1,884
  Charles River Laboratories International*              39,500           1,708
  Cigna                                                   8,707           1,146
  Community Health Systems*                               3,362             123
  Covance*                                               20,956           1,235
  Cytyc (B)*                                             79,600           2,253
  DaVita*                                                 5,651             321
  Dentsply International                                 24,300             725
  Edwards Lifesciences*                                   7,700             362
  Eli Lilly                                             153,490           7,997
  Emdeon*                                                60,200             746
  Endo Pharmaceuticals Holdings*                          6,877             190
  Express Scripts (B)*                                   95,240           6,819
  Forest Laboratories*                                   44,729           2,263
  Genentech*                                            859,348          69,719
  Gilead Sciences*                                       36,384           2,362
  Health Net*                                               636              31
  Henry Schein*                                          22,266           1,091
  Hillenbrand Industries                                 18,700           1,065
  Hospira*                                                3,515             118
  Humana*                                                29,972           1,658
  Idexx Laboratories (B)*                                47,794           3,790
  ImClone Systems (B)*                                   28,600             765
  IMS Health                                             31,600             868
  Johnson & Johnson                                     482,922          31,883
  Laboratory of America Holdings (B)*                    81,704           6,003
  LifePoint Hospitals (B)*                                2,900              98
  Lincare Holdings (B)*                                  55,800           2,223
  Manor Care                                             47,953           2,250
  McKesson                                               41,112           2,084
  Medco Health Solutions*                               140,991           7,535
  Medimmune (B)*                                        393,347          12,733
  Medtronic                                             501,590          26,840
  Mentor                                                 21,400           1,046
  Merck                                                 259,921          11,333
  Millipore*                                              5,077             338
  Mylan Laboratories                                     39,196             782
  PDL BioPharma*                                         82,600           1,664
  Pediatrix Medical Group*                                4,900             240
  Pfizer                                                  7,400             192
  Pharmaceutical Product Development                     41,504           1,337
  Quest Diagnostics                                      19,000           1,007
  Resmed*                                                21,290           1,048
  Schering-Plough                                        32,591             770
  Sierra Health Services*                                12,300             443
  St. Jude Medical*                                     515,380          18,842
  Stryker                                               518,990          28,602
  Thermo Fisher Scientific (B)*                         332,920          15,078
  Triad Hospitals*                                        4,000             167
  United Therapeutics (B)*                               14,700             799
  UnitedHealth Group                                  1,078,620          57,954
  Universal Health Services, Cl B                         7,600             421
  Varian Medical Systems*                                22,509           1,071
  VCA Antech*                                            70,628           2,274
  Vertex Pharmaceuticals*                                 4,800             180
  Waters*                                                25,249           1,236
  WellCare Health Plans*                                 24,200           1,667
  WellPoint*                                             77,733           6,117

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Wyeth                                                 317,408   $      16,162
  Zimmer Holdings*                                      647,850          50,778
                                                                  -------------
                                                                        584,736
                                                                  -------------
INDUSTRIALS -- 10.1%
  3M                                                    164,822          12,845
  Acuity Brands                                          23,600           1,228
  AGCO*                                                   4,200             130
  Alliant Techsystems (B)*                               10,786             843
  Allied Waste Industries*                               11,200             138
  American Power Conversion                              18,700             572
  American Standard                                       8,200             376
  AMR*                                                   48,847           1,477
  Applied Industrial Technologies                         2,250              59
  Aramark, Cl B                                          68,304           2,285
  Avery Dennison                                          2,000             136
  Baldor Electric                                         2,400              80
  Boeing                                                 81,316           7,224
  Brink's                                                21,000           1,342
  Burlington Northern Santa Fe                           72,600           5,359
  C.H. Robinson Worldwide                                87,866           3,593
  Carlisle                                               26,900           2,112
  Caterpillar                                           217,772          13,356
  Ceradyne (B)*                                          14,000             791
  ChoicePoint*                                           23,100             910
  Con-way                                                50,109           2,207
  Continental Airlines, Cl B*                            43,900           1,811
  Copart*                                                22,200             666
  Corporate Executive Board                              43,675           3,830
  Corrections of America*                                30,550           1,382
  Covanta Holding*                                       38,800             855
  CSX                                                    71,700           2,469
  Cummins                                                16,800           1,985
  Danaher                                                16,100           1,166
  Donaldson                                               9,700             337
  Dover                                                  98,800           4,843
  Dun & Bradstreet*                                       4,300             356
  Emerson Electric                                      482,808          21,287
  Equifax                                                 3,752             152
  Expeditors International Washington (B)               775,900          31,424
  Fastenal                                               32,400           1,162
  FedEx                                                  45,620           4,955
  Fluor                                                   1,600             131
  Gardner Denver (B)*                                    96,700           3,608
  General Electric                                    1,550,944          57,711
  Graco                                                  14,600             578
  Harsco                                                 12,900             982
  Herman Miller                                          71,471           2,599
  HNI                                                     6,000             266
  Honeywell International                                50,100           2,267
  Hubbell, Cl B                                           1,100              50
  Illinois Tool Works                                     8,308             384
  Ingersoll-Rand, Cl A                                   72,679           2,844
  Jacobs Engineering Group*                              11,770             960
  JB Hunt Transport Services (B)                          5,100             106
  John H. Harland                                         5,800             291
  Joy Global                                              2,969             144
  Kirby*                                                  1,200              41
  L-3 Communications Holdings                            22,100           1,807
  Landstar System                                         1,500              57
  Lincoln Electric Holdings                              13,500             816
  Lockheed Martin                                       111,015          10,221
  Manitowoc                                              33,800           2,009
  Manpower                                               36,800           2,757
  Monster Worldwide*                                        200               9
  MSC Industrial Direct, Cl A                            16,100             630

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Mueller Water Products, Cl B                            2,313   $          34
  Norfolk Southern                                       79,200           3,983
  Northrop Grumman                                       71,948           4,871
  Oshkosh Truck                                          37,700           1,825
  Paccar (B)                                             61,950           4,021
  Parker Hannifin                                        76,300           5,866
  Pitney Bowes                                           21,949           1,014
  Precision Castparts                                    13,621           1,066
  Raytheon                                               63,300           3,342
  Republic Services                                      17,400             708
  Robert Half International                              87,500           3,248
  Rockwell Automation                                    34,100           2,083
  Rockwell Collins (B)                                   19,247           1,218
  Roper Industries (B)                                   12,350             620
  Southwest Airlines                                    252,300           3,865
  Stericycle*                                            18,795           1,419
  Terex*                                                 11,700             756
  Textron                                                19,100           1,791
  Thomas & Betts*                                        88,372           4,178
  Toro                                                   18,900             881
  Trinity Industries (B)                                 55,700           1,961
  Union Pacific                                          31,200           2,871
  United Parcel Service, Cl B                           626,975          47,011
  United Technologies                                   258,610          16,168
  US Airways Group*                                       8,700             468
  Waste Management                                      148,300           5,453
  WESCO International*                                   15,000             882
                                                                  -------------
                                                                        348,614
                                                                  -------------
INFORMATION TECHNOLOGY -- 26.4%
  Activision*                                            10,400             179
  Acxiom                                                 24,400             626
  Adobe Systems*                                         43,826           1,802
  Agere Systems*                                         52,596           1,008
  Agilent Technologies*                                 189,505           6,604
  Akamai Technologies*                                   79,804           4,239
  Alliance Data Systems*                                 41,300           2,580
  Amphenol, Cl A                                         33,861           2,102
  Analog Devices                                         86,400           2,840
  Apple*                                                276,639          23,470
  Applied Materials (B)                                 394,305           7,275
  Ariba*                                                 15,900             123
  ATMI (B)*                                              42,200           1,288
  Automatic Data Processing                             115,450           5,686
  Avaya*                                                  5,100              71
  BEA Systems*                                          177,500           2,233
  BMC Software (B)*                                      91,932           2,960
  Broadcom, Cl A*                                         8,570             277
  Cadence Design Systems (B)*                           236,255           4,231
  CDW (B)                                                20,472           1,440
  Ceridian*                                              21,408             599
  Cisco Systems*                                      1,618,176          44,225
  Citrix Systems*                                        43,167           1,168
  Cognizant Technology Solutions, Cl A*                  26,601           2,053
  Corning*                                                4,825              90
  Dell (B)*                                             419,406          10,523
  Diebold                                                40,000           1,864
  DSP Group*                                              3,800              83
  DST Systems*                                           34,000           2,129
  eBay*                                               1,320,000          39,692
  Electronic Arts*                                      407,420          20,518
  Electronic Data Systems                                75,700           2,086
  EMC*                                                  721,860           9,529
  Factset Research Systems                               10,400             587
  Fair Isaac                                             23,100             939
  Fidelity National Information Services                 10,700             429

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  First Data                                            639,274   $      16,314
  Fiserv*                                                99,874           5,235
  Global Payments                                        41,340           1,914
  Google, Cl A*                                         190,541          87,740
  Harris                                                 43,827           2,010
  Hewlett-Packard                                       849,700          34,999
  Integrated Device Technology*                          72,300           1,119
  Intel                                                 628,787          12,733
  International Business Machines                       241,339          23,446
  International Rectifier*                                3,500             135
  Intuit*                                               996,124          30,392
  Iron Mountain*                                         15,208             629
  Itron (B)*                                             16,500             855
  Lam Research*                                          58,790           2,976
  Lexmark International, Cl A*                           52,407           3,836
  Linear Technology                                     364,620          11,055
  Mastercard, Cl A                                        7,100             699
  McAfee*                                                 5,600             159
  MEMC Electronic Materials*                            147,159           5,760
  Mettler Toledo International*                          12,500             986
  Micron Technology                                      75,200           1,050
  Microsoft                                           2,290,688          68,400
  MicroStrategy, Cl A (B)*                               17,120           1,952
  Molex                                                  91,700           2,901
  MoneyGram International                                35,000           1,098
  Motorola                                              310,451           6,383
  National Instruments                                   16,600             452
  National Semiconductor                                  4,319              98
  NCR*                                                   23,100             988
  Netratings*                                             1,600              28
  Network Appliance*                                    173,600           6,819
  Novellus Systems (B)*                                 101,600           3,497
  Nvidia*                                                47,818           1,770
  Oracle*                                               734,065          12,582
  Paychex                                             1,276,968          50,491
  QLogic (B)*                                           215,380           4,721
  Qualcomm                                            2,371,358          89,614
  Rambus*                                                14,800             280
  Red Hat*                                               32,603             750
  Research In Motion*                                   424,290          54,216
  Salesforce.com*                                         3,800             139
  SanDisk (B)*                                          753,924          32,441
  Seagate Technology (B)                              1,535,000          40,678
  Symantec*                                               7,500             156
  Symbol Technologies                                    61,300             916
  Synopsys*                                             119,436           3,193
  Tektronix                                              35,600           1,038
  Texas Instruments                                     334,015           9,620
  Travelzoo (B)*                                         12,100             362
  Trimble Navigation*                                    20,900           1,060
  Websense (B)*                                          29,400             671
  Western Digital*                                      150,456           3,078
  Western Union*                                      1,563,674          35,058
  Xerox*                                                 10,700             181
  Xilinx                                                126,500           3,012
  Yahoo! (B)*                                           723,100          18,468
                                                                  -------------
                                                                        908,701
                                                                  -------------
MATERIALS -- 1.8%
  Air Products & Chemicals                               13,000             914
  Alcoa                                                  98,100           2,944
  Allegheny Technologies                                 28,300           2,566
  Carpenter Technology                                    8,500             871
  E.I. Du Pont de Nemours                                30,800           1,500
  Eagle Materials                                        54,370           2,350
  Ecolab                                                 41,100           1,858

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Freeport-McMoRan Copper & Gold, Cl B                    3,200   $         178
  International Flavors & Fragrances                     32,000           1,573
  Martin Marietta Materials                                 347              36
  Monsanto                                               22,114           1,162
  Newmont Mining                                        103,200           4,660
  Packaging of America                                   12,400             274
  Pactiv*                                                75,000           2,677
  PPG Industries                                         14,500             931
  Praxair                                               563,183          33,414
  Rohm & Haas                                            13,900             711
  Sealed Air                                              1,250              81
  Sigma-Aldrich                                           5,700             443
  Titanium Metals*                                       37,800           1,115
  Vulcan Materials                                       39,000           3,505
                                                                  -------------
                                                                         63,763
                                                                  -------------
TELECOMMUNICATION SERVICES -- 1.2%
  American Tower, Cl A (B)*                             313,778          11,698
  Crown Castle International (B)*                       466,292          15,061
  Leap Wireless International*                           11,500             684
  NII Holdings*                                           5,370             346
  SBA Communications, Cl A*                               9,100             250
  Sprint Nextel                                         630,950          11,919
  Telephone & Data Systems                               11,000             597
                                                                  -------------
                                                                         40,555
                                                                  -------------
UTILITIES -- 0.4%
  AES*                                                   60,660           1,337
  Allegheny Energy*                                      37,300           1,713
  Constellation Energy Group                              2,400             165
  DPL                                                     4,800             134
  Exelon                                                 67,300           4,165
  NRG Energy*                                            54,300           3,041
  TXU                                                    85,428           4,631
                                                                  -------------
                                                                         15,186
                                                                  -------------
Total Common Stock
  (Cost $2,743,319) ($ Thousands)                                     3,365,774
                                                                  -------------

RIGHTS -- 0.0%
  Affordable Residential Communities,
     Expires 01/23/07*+                                  13,700              12
                                                                  -------------
Total Rights
  (Cost $0) ($ Thousands)                                                    12
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 4.3%

FINANCIALS -- 4.3%
  Allstate Life Global
    Funding II MTN (E) (F)
    5.390%, 01/17/08                              $       2,295           2,295
  American General
    Finance (E) (F)
    5.400%, 01/17/08                                      7,235           7,235
  Bear Stearns EXL (E)
    5.390%, 01/17/08                                      8,881           8,881
  Countrywide Financial MTN (E)
    5.443%, 06/27/07                                      2,994           2,994

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Financial MTN,
    Ser A (E)
    5.448%, 10/31/07                              $       7,484   $       7,484
  Dekabank (E) (F)
    5.394%, 11/20/07                                      9,231           9,230
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    5.390%, 01/21/08                                      6,636           6,636
  Islandsbanki (E) (F)
    5.420%, 03/22/07                                      4,241           4,241
    5.400%, 04/06/07                                      7,484           7,484
  Jackson National Life
    Funding (E) (F)
    5.349%, 01/03/08                                     10,977          10,977
  Kaupthing Bank MTN (E) (F)
    5.430%, 03/20/07                                     12,474          12,474
  Landsbanki Islands (E) (F)
    5.430%, 03/16/07                                      9,480           9,480
  Morgan Stanley EXL (E)
    5.380%, 01/04/08                                      1,746           1,746
  Morgan Stanley EXL, Ser S (E)
    5.370%, 01/07/08                                      2,495           2,495
  Natexis Banques (E) (F)
    5.360%, 01/17/08                                      4,865           4,864
  Nationwide Building
    Society (E) (F)
    5.423%, 10/26/07                                      2,744           2,744
    5.380%, 01/07/08                                      4,990           4,990
  Nordbank (E) (F)
    5.380%, 01/24/08                                      8,482           8,481
  Northern Rock (E) (F)
    5.390%, 01/03/08                                      5,139           5,139
  Pacific Life Global
    Funding (E) (F)
    5.400%, 01/14/08                                      3,742           3,742
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    5.410%, 01/17/08                                      6,985           6,985
  SLM EXL, Ser S (E) (F)
    5.350%, 01/17/08                                      5,489           5,489
  Skandinav Enskilda Bank (E) (F)
    5.350%, 01/18/08                                      5,488           5,488
  Stanfield Victoria LLC
    MTN (F)
    5.445%, 06/11/07                                      4,989           4,989
                                                                  -------------
Total Corporate Obligations
  (Cost $146,563) ($ Thousands)                                         146,563
                                                                  -------------

COMMERCIAL PAPER (C)(D) -- 0.6%

FINANCIALS -- 0.6%
  Elysian Funding LLC
    5.415%, 06/13/07                                      4,989           4,989
  KKR Pacific Funding Trust
    5.348%, 01/02/07                                      2,495           2,494
  Ocala Funding LLC
    5.388%, 01/26/07                                      2,495           2,485
  Rhineland Funding Capital
    5.393%, 02/13/07                                      2,470           2,453
    5.380%, 01/25/07                                      3,143           3,131

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Witherspoon CDO Funding
    5.360%, 03/15/07                              $       4,306   $       4,306
                                                                  -------------
Total Commercial Paper
  (Cost $19,858) ($ Thousands)                                           19,858
                                                                  -------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    5.440%, 10/09/07                                      3,742           3,742
  Newcastle CDO, Ser 2005-6A,
    Cl IM1
    5.370%, 04/24/07                                        998             998
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6
    5.380%, 02/26/07                                      1,079           1,079
  Saturn Ventures II
    5.410%, 02/07/07                                      4,018           4,018
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM
    5.380%, 09/28/07                                      3,710           3,710
                                                                  -------------
Total Asset-Backed Securities
  (Cost $13,547) ($ Thousands)                                           13,547
                                                                  -------------

CASH EQUIVALENTS -- 2.3%
  Merrill Lynch EBP Master, 5.220% **                 9,439,888           9,440
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.340% **                70,416,605          70,417
                                                                  -------------
Total Cash Equivalents
  (Cost $79,857) ($ Thousands)                                           79,857
                                                                  -------------

MASTER NOTE (C) -- 0.4%
  Bank of America
    5.383%, 12/30/06                                     12,473          12,473
  Bear Stearns
    5.433%, 12/30/06                                      1,497           1,497
                                                                  -------------
Total Master Note
  (Cost $13,970) ($ Thousands)                                           13,970
                                                                  -------------

CERTIFICATES OF DEPOSIT (C) -- 0.3%
  Barclays Bank (E) (F)
    5.440%, 06/11/07                                      2,495           2,495
  CC USA MTN (F)
    5.520%, 06/18/07                                      4,989           4,989
  U.S. Trust of New York (E)
    5.390%, 03/13/07                                      1,996           1,996
                                                                  -------------
Total Certificates of Deposit
  (Cost $9,480) ($ Thousands)                                             9,480
                                                                  -------------

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
  U.S. Treasury Bill
    4.199%, 02/22/07                              $       3,025   $       3,005
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $3,004) ($ Thousands)                                             3,005
                                                                  -------------

REPURCHASE AGREEMENTS (C) (G) -- 1.2%
Barclays
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $5,625,153 (collateralized by a
  U.S. Government Obligation, par
  value $5,742,651, 0.000%, 06/18/08;
  with total market value $5,734,324)                     5,622           5,622
Deutsche Bank
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $2,420,922 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $27,193-
  $1,927,489, 4.625%-6.250%,
  02/01/11-04/03/25; with total market
  value $2,469,086)                                       2,420           2,420
Lehman Brothers
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $34,946,902 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $83,075-
  $1,435,725, 0.000%-7.350%,
  02/22/07-04/18/36; with total market
  value $35,625,055)                                     34,926          34,926
                                                                  -------------
Total Repurchase Agreements
  (Cost $42,968) ($ Thousands)                                           42,968
                                                                  -------------

Total Investments -- 107.2%
  (Cost $3,072,566) ($ Thousands)#                                $   3,695,034
                                                                  =============

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
-------------------------------------------------------------------------------
                                                                     Unrealized
                                                                   Appreciation
Type of                     Number of          Expiration        (Depreciation)
Contract                    Contracts                Date         ($ Thousands)
-------------------------------------------------------------------------------
S&P 500 Composite Index           172          March 2007        $          263
S&P 500 Composite Index            59       December 2007               (15,001)
                                                                 --------------
                                                                 $      (14,738)
                                                                 ==============

Percentages are based on Net Assets of $3,447,996 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006.
++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $239,049 ($Thousands).
(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $246,386
($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) Tri-Party Repurchase Agreement

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

# At December 31, 2006, the tax basis cost of the Fund's investments was $3,072,566 ($ Thousands), and the unrealized appreciation and depreciation were $691,206 ($ Thousands) and $(68,738) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK  -- 92.1%

CONSUMER DISCRETIONARY -- 14.8%
  99 Cents Only Stores*                                   3,500   $          43
  Aaron Rents                                             1,200              35
  Abercrombie & Fitch, Cl A                                 600              42
  Advance Auto Parts                                     25,200             896
  Aeropostale*                                            1,000              31
  American Eagle Outfitters                               2,850              89
  American Greetings, Cl A (B)                           19,200             458
  AnnTaylor Stores*                                       3,000              99
  Applebee's International                                1,900              47
  Arbitron                                                  800              35
  ArvinMeritor (B)                                       37,400             682
  Autoliv                                                17,900           1,079
  Autonation*                                            10,115             216
  Bally Technologies (B)*                                 3,600              67
  Bandag (B)                                              6,900             348
  Barnes & Noble                                         23,000             913
  Beazer Homes USA (B)                                    6,900             324
  Bebe Stores                                             1,700              34
  Belo, Cl A                                             16,800             309
  Big Lots (B)*                                          10,800             248
  Blockbuster, Cl A (B)*                                  5,800              31
  Blyth                                                   2,700              56
  Bob Evans Farms                                           800              27
  Borders Group                                          33,900             758
  BorgWarner (B)                                         16,600             980
  Bright Horizons Family Solutions (B)*                     900              35
  Brookfield Homes                                          800              30
  Brunswick                                              19,400             619
  Build-A-Bear Workshop (B)*                              1,300              36
  Cabela's (B)*                                           2,400              58
  Callaway Golf                                           2,200              32
  Carmax (B)*                                            10,030             538
  Carter's (B)*                                           8,000             204
  Catalina Marketing                                      1,300              36
  Cato, Cl A (B)                                         30,950             709
  CBRL Group                                              8,400             376
  CEC Entertainment*                                        900              36
  Champion Enterprises*                                   4,000              37
  Charming Shoppes*                                       1,700              23
  Cherokee                                                  900              39
  Chipotle Mexican Grill, Cl A (B)*                      12,700             724
  Circuit City Stores                                    41,600             790
  Citadel Broadcasting                                    4,300              43
  CKX (B)*                                               18,300             215
  Claire's Stores (B)                                     2,600              86
  Coach*                                                 21,700             932
  Coinstar*                                               1,200              37
  Coldwater Creek*                                        1,350              33
  Columbia Sportswear*                                      600              33
  Corinthian Colleges (B)*                               28,100             383
  Cosi*                                                   5,500              28
  CROCS (B)*                                             39,985           1,727
  Dana                                                   89,500             124
  Dick's Sporting Goods (B)*                                800              39
  Dollar Tree Stores*                                     4,700             141
  Domino's Pizza (B)                                      5,600             157
  Dover Motorsports                                      15,700              83
  DSW, Cl A (B)*                                          1,600              62
  Entercom Communications                                 1,100              31
  Ethan Allen Interiors (B)                                 700              25
  Family Dollar Stores                                    1,000              29
  Finish Line, Cl A                                       2,400              34
  Fisher Communications*                                    600              27
  Focus Media Holding ADR*                                9,200             611

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Foot Locker                                               900   $          20
  Fossil*                                                 1,300              29
  Four Seasons Hotels                                       700              57
  GameStop, Cl A (B)*                                     1,103              61
  Gaylord Entertainment*                                  2,100             107
  Gemstar-TV Guide International*                         8,500              34
  Getty Images (B)*                                         700              30
  Goodyear Tire & Rubber (B)*                            38,100             800
  Great Wolf Resorts*                                     2,400              33
  GSI Commerce*                                           2,700              51
  Guess? (B)*                                             5,460             346
  Guitar Center*                                            700              32
  Gymboree*                                              21,615             825
  Handleman                                              13,300              90
  Harman International Industries                        10,300           1,029
  Hasbro                                                 21,472             585
  Haverty Furniture                                       2,000              30
  Hibbett Sporting Goods (B)*                            23,100             705
  Hooker Furniture                                        1,800              28
  HOT Topic*                                             19,900             265
  Hovnanian Enterprises, Cl A*                            1,000              34
  IHOP                                                    1,900             100
  Interactive Data*                                         900              22
  Interpublic Group*                                      3,400              42
  iRobot*                                                 1,700              31
  ITT Educational Services (B)*                           5,210             346
  Jakks Pacific*                                         16,800             367
  Jarden (B)*                                            16,900             588
  Jo-Ann Stores (B)*                                     10,600             261
  Jones Apparel Group                                    23,022             770
  K-Swiss, Cl A                                           1,100              34
  K2*                                                    29,000             382
  KB Home (B)                                               600              31
  Kellwood                                                1,000              33
  Kimball International, Cl B                             1,600              39
  Lamar Advertising, Cl A (B)*                            1,400              92
  Landry's Restaurants                                   11,782             355
  Laureate Education*                                     6,000             292
  Leapfrog Enterprises (B)*                              26,200             248
  Lee Enterprises                                         1,100              34
  Levitt, Cl A (B)                                        1,000              12
  Life Time Fitness*                                      9,000             437
  Live Nation*                                            1,300              29
  LKQ (B)*                                               12,375             284
  Lodgenet Entertainment*                                   800              20
  Lodgian*                                                2,300              31
  Martha Stewart Living Omnimedia, Cl A (B)*             29,300             642
  Mattel                                                 10,600             240
  Matthews International, Cl A                            3,400             134
  McClatchy, Cl A                                         1,900              82
  Media General, Cl A                                       700              26
  Melco PBL Entertainment Macau ADR (B)*                 20,600             438
  Meredith                                                1,700              96
  Mestek*                                                 2,100              28
  Modine Manufacturing                                    1,200              30
  Morningstar*                                            5,000             225
  NetFlix (B)*                                           12,980             336
  New York*                                               2,900              38
  Nutri/System (B)*                                      16,655           1,056
  NVR (B)*                                                1,000             645
  O'Reilly Automotive*                                    1,600              51
  Orient-Express Hotels, Cl A                            22,300           1,055
  OSI Restaurant Partners                                   800              31
  Oxford Industries                                         800              40
  Pacific Sunwear of California*                          1,600              31

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Panera Bread, Cl A (B)*                                 4,900   $         274
  Payless Shoesource*                                    15,800             519
  Penn National Gaming*                                  13,300             554
  PF Chang's China Bistro (B)*                            7,100             272
  Phillips-Van Heusen (B)                                10,320             518
  Pier 1 Imports (B)                                     53,900             321
  Pinnacle Entertainment*                                11,900             394
  Polaris Industries (B)                                    700              33
  Polo Ralph Lauren (B)                                   8,200             637
  Pool (B)                                                  500              20
  Pre-Paid Legal Services (B)                               800              31
  Priceline.com*                                          6,340             276
  ProQuest (B)*                                          13,300             139
  Quiksilver (B)*                                       142,000           2,236
  Radio One, Cl D*                                        4,500              30
  RadioShack (B)*                                        23,500             394
  Rare Hospitality International*                           700              23
  RC2*                                                    1,000              44
  Reader's Digest Association                             2,200              37
  Regal Entertainment Group, Cl A (B)                    24,500             522
  Rent-A-Center*                                          3,700             109
  Ross Stores                                               900              26
  Ruby Tuesday                                           16,000             439
  Ryland Group                                           10,500             573
  Saks                                                   34,640             617
  Salem Communications, Cl A*                             2,600              31
  Sauer-Danfoss                                             900              29
  Scholastic (B)*                                        13,300             477
  Scientific Games, Cl A*                                   700              21
  Select Comfort (B)*                                     1,350              23
  Service International                                   3,400              35
  Sharper Image (B)*                                      2,300              21
  Shuffle Master (B)*                                    13,900             364
  Six Flags (B)*                                          5,200              27
  Skyline                                                   600              24
  Snap-On                                                 5,700             272
  Sonic (B)*                                             33,915             812
  Sonic Automotive, Cl A                                 13,900             404
  Sotheby's Holdings                                     11,990             372
  Stage Stores                                            2,600              79
  Standard-Pacific (B)                                    1,200              32
  Station Casinos (B)                                     2,400             196
  Stein Mart                                              2,400              32
  Steven Madden                                           6,105             214
  Strayer Education                                       1,300             138
  Stride Rite (B)                                        38,900             587
  Sunterra*                                              24,383             294
  Talbots                                                 3,196              77
  Technical Olympic USA (B)                              14,550             148
  Tempur-Pedic International (B)*                         2,300              47
  Texas Roadhouse, Cl A (B)*                              2,400              32
  Thor Industries (B)                                       600              26
  Tiffany                                                 1,000              39
  Toll Brothers*                                          1,100              35
  Tractor Supply*                                           400              18
  Triarc, Cl A (B)                                        6,300             137
  Triarc, Cl B                                            1,200              24
  Tuesday Morning (B)                                     3,400              53
  Under Armour, Cl A (B)*                                29,825           1,505
  United Auto Group                                         600              14
  Universal Electronics*                                  1,400              29
  Urban Outfitters*                                      12,000             276
  Vail Resorts*                                           1,400              63
  VF                                                      2,300             189
  Visteon (B)*                                           32,800             278
  Volcom (B)*                                            16,100             476
  Weight Watchers International                           7,800             410

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Westwood One                                            4,700   $          33
  Wet Seal, Cl A (B)*                                    40,300             269
  Whirlpool (B)                                           8,500             706
  Williams-Sonoma (B)                                     1,500              47
  Winnebago Industries (B)                                  900              30
  WMS Industries*                                         1,500              52
  Wolverine World Wide                                    9,405             268
  World Wrestling Entertainment, CL A                     1,700              28
  Wynn Resorts (B)*                                       5,800             544
  Xerium Technologies                                     2,600              25
  XM Satellite Radio Holdings, Cl A*                      6,300              91
  Yankee Candle                                           1,100              38
  Zale*                                                   1,000              28
                                                                  -------------
                                                                         51,901
                                                                  -------------
CONSUMER STAPLES -- 2.7%
  American Italian Pasta, Cl A (B)*                       6,300              56
  BJ's Wholesale Club*                                   25,700             800
  Boston Beer, Cl A (B)*                                    800              29
  Casey's General Stores                                    900              21
  Chattem*                                                1,400              70
  Church & Dwight (B)                                     4,600             196
  Dean Foods*                                             1,400              59
  Delta & Pine Land                                       2,100              85
  Diamond Foods                                           1,900              36
  Gold Kist (B)*                                          4,200              88
  Hain Celestial Group (B)*                              36,590           1,142
  Lance                                                   1,600              32
  Molson Coors Brewing, Cl B                             15,900           1,215
  Nash Finch (B)                                         11,300             309
  NBTY*                                                   1,200              50
  Pathmark Stores*                                       23,300             260
  PepsiAmericas (B)                                      30,100             632
  Pilgrim's Pride                                        16,900             497
  Playtex Products*                                       3,500              50
  Prestige Brands Holdings*                               4,600              60
  Ralcorp Holdings*                                      11,700             595
  Rite Aid (B)*                                           6,700              37
  Supervalu (B)                                          51,900           1,855
  TreeHouse Foods*                                        1,400              44
  Tyson Foods, Cl A                                       2,400              40
  United Natural Foods (B)*                              15,165             545
  Universal                                               6,600             324
  Village Super Market, Cl A (B)                          1,700             145
  WD-40                                                     900              31
  Weis Markets                                              500              20
  Wild Oats Markets (B)*                                  1,800              26
                                                                  -------------
                                                                          9,349
                                                                  -------------
ENERGY -- 4.8%
  Arch Coal (B)                                           1,600              48
  ATP Oil & Gas (B)*                                        800              32
  Atwood Oceanics (B)*                                      600              29
  Berry Petroleum, Cl A                                   3,400             105
  Brigham Exploration*                                    3,800              28
  Bristow Group*                                          1,800              65
  Cal Dive International*                                34,800             437
  Cameron International (B)*                             13,300             706
  CARBO Ceramics                                            800              30
  Cheniere Energy (B)*                                    1,100              32
  Consol Energy                                           7,600             244
  Core Laboratories*                                      4,400             356
  Delek US Holdings*                                      1,800              29
  Delta Petroleum (B)*                                    2,000              46
  Denbury Resources*                                      1,000              28
  Dresser-Rand Group (B)*                                14,800             362

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Dril-Quip (B)*                                         13,920   $         545
  Energy Partners (B)*                                    2,400              59
  EOG Resources                                             800              50
  EXCO Resources*                                         4,400              74
  FMC Technologies (B)*                                  19,590           1,207
  Forest Oil*                                             1,700              56
  Foundation Coal Holdings (B)                            3,800             121
  General Maritime (B)                                      700              25
  Global Industries*                                     39,300             512
  Grant Prideco*                                         36,700           1,460
  Grey Wolf (B)*                                          2,400              16
  Gulf Island Fabrication (B)                             1,200              44
  Gulfmark Offshore*                                      1,000              37
  Hanover Compressor (B)*                                 1,700              32
  Harvest Natural Resources (B)*                          2,600              28
  Helix Energy Solutions Group (B)*                      38,900           1,220
  Helmerich & Payne                                       1,300              32
  Hercules Offshore*                                        900              26
  Hess                                                   25,800           1,279
  Holly                                                   6,730             346
  Hornbeck Offshore Services*                               700              25
  Houston Exploration*                                    6,000             311
  Hydril*                                                   600              45
  Input/Output (B)*                                      41,400             564
  Lone Star Technologies*                                   500              24
  Mariner Energy*                                         1,374              27
  National Oilwell Varco (B)*                             2,100             128
  Newfield Exploration*                                   7,200             331
  Occidental Petroleum                                    2,856             139
  Oceaneering International*                              1,000              40
  Oil States International*                                 700              23
  Parker Drilling*                                        2,500              20
  Patterson-UTI Energy (B)                                3,300              77
  Peabody Energy                                          2,400              97
  PetroHawk Energy*                                       3,700              43
  Petroleum Development*                                    800              34
  Plains Exploration & Production*                        1,600              76
  Range Resources                                        27,800             763
  RPC                                                     3,375              57
  Southwestern Energy*                                    8,500             298
  Stone Energy*                                          10,400             368
  Superior Energy Services*                               1,100              36
  Swift Energy*                                          18,000             807
  Tesoro                                                 16,300           1,072
  Tetra Technologies*                                    21,000             537
  Ultra Petroleum*                                          900              43
  Universal Compression Holdings*                           500              31
  US BioEnergy*                                          20,700             352
  VeraSun Energy (B)*                                     9,700             192
  W-H Energy Services*                                      900              44
  Whiting Petroleum*                                      1,000              47
  World Fuel Services                                     8,735             388
                                                                  -------------
                                                                         16,785
                                                                  -------------
FINANCIALS -- 17.0%
  1st Source                                                440              14
  A.G. Edwards                                            2,900             184
  Acadia Realty Trust+                                    1,200              30
  Accredited Home Lenders Holding (B)*                      300               8
  Advance America Cash Advance Centers                    2,000              29
  Affiliated Managers Group (B)*                         24,530           2,579
  Agree Realty+                                           1,700              58
  Alexander's+*                                             100              42
  Alexandria Real Estate Equities+                        6,000             602
  Alfa                                                    1,200              23

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Allied Capital (B)                                        800   $          26
  AMB Property+                                           3,900             229
  AmCOMP*                                                51,900             570
  Amcore Financial                                        1,600              52
  American Capital Strategies (B)                           700              32
  American Financial Group (B)                           33,300           1,196
  American Financial Realty Trust+                        2,600              30
  American Home Mortgage Investment+ (B)                    800              28
  American National Insurance                               500              57
  AmeriCredit*                                           26,500             667
  Amvescap ADR                                            7,000             173
  Annaly Capital Management+ (B)                          3,400              47
  Anthracite Capital+                                     2,300              29
  Apartment Investment & Management, Cl A+ +                300              17
  Arrow Financial                                           636              16
  Ashford Hospitality Trust+                             48,900             609
  Aspen Insurance Holdings                               15,500             409
  Astoria Financial (B)                                  24,300             733
  BancFirst                                                 700              38
  Bancorpsouth (B)                                       23,200             622
  Bank Mutual                                             1,700              21
  Bank of Hawaii                                          6,300             340
  Bear Stearns                                            1,000             163
  BioMed Realty Trust+                                    7,200             206
  Boston Private Financial Holdings                      15,300             432
  Brandywine Realty Trust+                                3,183             106
  BRE Properties, Cl A+                                     400              26
  Calamos Asset Management, Cl A                          3,200              86
  Capital Lease Funding+                                  2,500              29
  Capital One Financial                                   1,210              93
  Capital Trust, Cl A+                                      500              25
  CapitalSource+ (B)                                     17,462             477
  Capitol Federal Financial (B)                             300              12
  Cathay General Bancorp                                    500              17
  CB Richard Ellis Group, Cl A*                          23,010             764
  CentraCore Properties Trust+                            2,200              71
  Central Pacific Financial                               5,900             229
  Charter Financial (B)                                   1,100              57
  Chemical Financial (B)                                    900              30
  CIT Group                                               7,300             407
  City National                                          11,300             805
  Clifton Savings Bancorp (B)                             9,700             118
  Colonial BancGroup                                     34,200             880
  Colonial Properties Trust+ (B)                            400              19
  Columbia Equity Trust+                                  1,600              31
  Commerce Bancorp (B)                                      700              25
  Commerce Bancshares (B)                                 8,983             435
  Community Bank System                                  14,000             322
  Community Banks (B)                                       735              20
  Compass Bancshares                                     10,100             602
  CompuCredit (B)*                                        3,000             119
  Corporate Office Properties Trust+                      8,900             449
  Corus Bankshares (B)                                    1,300              30
  Cousins Properties+                                     4,100             145
  Crawford, Cl B                                         16,500             120
  Crescent Real Estate Equities+ (B)                      1,000              20
  Cullen/Frost Bankers                                    2,800             156
  Deerfield Triarc Capital +                              3,200              54
  Delphi Financial Group, Cl A                              600              24
  DiamondRock Hospitality+                                1,600              29
  Downey Financial                                          500              36
  Duke Realty+                                              900              37
  E*Trade Financial*                                     83,400           1,870
  East West Bancorp                                      16,900             599
  EastGroup Properties+                                     400              21

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Education Realty Trust+                                 2,400   $          35
  Endurance Specialty Holdings                           13,398             490
  Entertainment Properties Trust+                         4,800             280
  Equity Lifestyle Properties+                              700              38
  Extra Space Storage+ (B)                                3,600              66
  Federal Agricultural Mortgage, Cl C (B)                17,000             461
  Federal Realty Investment Trust+                          300              25
  Federated Investors, Cl B                               2,300              78
  Financial Federal                                       1,000              29
  Financial Institutions                                  2,200              51
  First American (B)                                     22,600             919
  First Bancorp Puerto Rico                               3,100              30
  First Busey (B)                                           900              21
  First Cash Financial Services*                         40,700           1,053
  First Charter (B)                                       3,100              76
  First Commonwealth Financial (B)                        4,800              64
  First Financial Bancorp (B)                             4,200              70
  First Financial Bankshares (B)                          1,500              63
  First Horizon National (B)                                700              29
  First Marblehead (B)                                    1,950             107
  First Mercury Financial*                               15,100             355
  First Midwest Bancorp                                   6,400             248
  First Niagara Financial Group                          61,700             917
  First Potomac Realty Trust+                               800              23
  FNB                                                     8,300             152
  FNB (Virginia)                                            400              17
  Franklin Street Properties + (B)                        2,400              50
  Fulton Financial                                        9,450             158
  Getty Realty+                                           4,400             136
  Glacier Bancorp                                         1,350              33
  Gladstone Capital (B)                                   1,200              29
  Glimcher Realty Trust+ (B)                              4,900             131
  Global Signal+                                            200              11
  GMH Communities Trust+                                  2,500              25
  Gramercy Capital+                                       1,000              31
  Greenhill (B)                                          13,100             967
  Hancock Holding                                           500              26
  Hanover Insurance Group (B)                            17,984             878
  Harleysville Group                                        400              14
  Health Care Property Investors+                           900              33
  Healthcare Realty Trust+                                  700              28
  Hersha Hospitality Trust+                               2,900              33
  Highland Hospitality+                                   3,100              44
  Highwoods Properties+                                     600              24
  Home Bancshares (B)                                    13,100             315
  HomeBanc+                                               7,500              32
  Horace Mann Educators                                   3,500              71
  Hospitality Properties Trust+ (B)                      14,200             675
  Host Hotels & Resorts+ (B)                             28,400             697
  Housevalues*                                            5,300              30
  HRPT Properties Trust+                                 42,900             530
  Hudson City Bancorp                                     5,600              78
  Huntington Bancshares                                  38,600             917
  IndyMac Bancorp (B)                                     2,600             117
  Inland Real Estate+ (B)                                 7,000             131
  Innkeepers USA Trust+                                  13,600             211
  International Bancshares                                4,100             127
  Investment Technology Group*                              700              30
  Investors Financial Services (B)                        4,300             183
  Irwin Financial (B)                                     3,600              81
  iStar Financial+                                          700              33
  Janus Capital Group                                     1,800              39
  Jefferies Group (B)                                    27,500             738
  JER Investors Trust+                                    1,800              37
  KBW (B)*                                               13,800             406
  Kilroy Realty+                                            400              31

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Knight Capital Group, Cl A*                             2,300   $          44
  Lakeland Bancorp (B)                                    1,212              18
  LandAmerica Financial Group (B)                        13,800             871
  LaSalle Hotel Properties+                                 700              32
  Lazard, Cl A (B)                                        2,500             118
  Leucadia National                                       1,000              28
  Lexington Realty Trust+ (B)                             3,800              85
  Luminent Mortgage Capital+                             56,500             549
  Macerich+                                               4,500             390
  Mack-Cali Realty+                                       7,500             382
  MAF Bancorp                                               600              27
  Maguire Properties+ (B)                                   600              24
  Markel*                                                   500             240
  MarketAxess Holdings (B)*                               2,700              37
  Marshall & Ilsley                                       2,145             103
  Max Re Capital                                          2,000              50
  MBT Financial                                           2,000              31
  Mercantile Bankshares                                     700              33
  MFA Mortgage Investments+                               4,000              31
  MGIC Investment (B)                                     5,700             356
  Mid-America Apartment Communities+ (B)                  1,300              74
  Mid-State Bancshares                                      900              33
  Mills+                                                  1,800              36
  Move*                                                 108,800             599
  Nara Bancorp                                              900              19
  NASDAQ Stock Market (B)*                                3,200              99
  National Health Investors+                              1,300              43
  National Health Realty+                                 1,600              38
  National Penn Bancshares (B)                            3,605              73
  National Retail Properties+ +                           1,200              28
  National Western Life Insurance, Cl A                     100              23
  Nationwide Financial Services, Cl A                    19,500           1,057
  Nationwide Health Properties+                             400              12
  Navigators Group*                                         800              39
  NBT Bancorp                                             3,100              79
  New Century Financial+ (B)                             13,300             420
  New Plan Excel Realty Trust+                           13,700             376
  Newcastle Investment+ (B)                               1,400              44
  NorthStar Realty Finance+*                             10,300             171
  Northwest Bancorp                                       1,100              30
  Nuveen Investments, Cl A (B)                           19,900           1,032
  OceanFirst Financial                                    1,700              39
  Old National Bancorp (B)                               14,200             269
  Old Republic International                             31,875             742
  One Liberty Properties+ (B)                             1,500              38
  OneBeacon Insurance Group*                              9,100             255
  optionsXpress Holdings (B)                              1,200              27
  Parkway Properties+                                       600              31
  PartnerRe                                                 700              50
  Philadelphia Consolidated Holding*                      6,710             299
  Piper Jaffray*                                         13,200             860
  Platinum Underwriters Holdings                         11,600             359
  PMI Group                                              10,500             495
  Popular (B)                                            23,100             415
  Portfolio Recovery Associates (B)*                     13,800             644
  Post Properties+                                          600              27
  ProAssurance (B)*                                       3,700             185
  PS Business Parks+                                      1,400              99
  Public Storage+                                           984              96
  R & G Financial, Cl B (B)                               4,000              31
  Radian Group                                           17,400             938
  RAIT Financial Trust+                                   1,100              38
  Ramco-Gershenson Properties+                            1,000              38
  Rayonier+ (B)                                           2,850             117
  Realty Income+                                          7,400             205
  Republic Bancorp                                       10,600             143

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  S&T Bancorp                                               900   $          31
  Safeco                                                 15,000             938
  Saul Centers+                                           1,300              72
  Seacoast Banking of Florida (B)                           900              22
  Senior Housing Properties Trust+                       21,600             529
  Signature Bank*                                         3,500             108
  SL Green Realty+                                          200              27
  South Financial Group                                     400              11
  Sovereign Bancorp (B)                                   3,345              85
  Sovran Self Storage+ (B)                                1,100              63
  Spirit Finance+                                         3,300              41
  St. Joe (B)                                               600              32
  Stancorp Financial Group                                8,800             396
  Sterling Bancshares                                     2,250              29
  Sterling Financial, Washington Shares                  13,502             456
  Stewart Information Services                            9,000             390
  Strategic Hotels & Resorts+                             1,000              22
  Sun Communities+ (B)                                    3,900             126
  Sunstone Hotel Investors+ (B)                           5,300             142
  SVB Financial Group (B)*                               13,800             643
  Tanger Factory Outlet Centers+                            900              35
  TCF Financial (B)                                      35,300             968
  TD Banknorth (B)                                        5,895             190
  Technology Investment Capital (B)                       4,500              73
  Tejon Ranch*                                            2,100             117
  Toronto-Dominion Bank                                   1,494              89
  TradeStation Group (B)*                                16,195             223
  Triad Guaranty*                                           600              33
  Trustmark                                                 700              23
  Trustreet Properties+                                   2,400              40
  U-Store-It Trust+ (B)                                   6,100             125
  Umpqua Holdings (B)                                     8,300             244
  UnionBanCal                                            14,300             876
  United Bankshares (B)                                  13,100             506
  United Community Banks                                    700              23
  United Dominion Realty Trust+                             700              22
  Universal American Financial*                          25,400             473
  Universal Health Realty Income Trust+                     300              12
  UnumProvident (B)                                      39,200             815
  Urstadt Biddle Properties, Cl A+                        1,600              31
  Valley National Bancorp                                 4,620             122
  Ventas+                                                 1,400              59
  Virginia Financial Group (B)                              750              21
  Waddell & Reed Financial, Cl A                          1,000              27
  Washington Federal                                      1,800              42
  Washington Mutual                                       2,762             126
  Washington Real Estate Investment Trust+                1,600              64
  Webster Financial (B)                                   9,083             442
  WesBanco                                                1,500              50
  Westfield Financial                                     9,600             768
  Westfield Financial (B)                                   800              28
  Whitney Holding                                         1,200              39
  Wilmington Trust                                        1,900              80
  Wilshire Bancorp                                          700              13
  Winston Hotels+                                        26,500             351
  Wintrust Financial                                      8,900             427
  Zions Bancorporation                                      250              21
                                                                  -------------
                                                                         59,538
                                                                  -------------
HEALTH CARE -- 10.6%
  Abaxis*                                                 2,200              42
  Accelrys (B)*                                          43,900             264
  Affymetrix (B)*                                        38,600             890
  Albany Molecular Research*                              3,100              33
  Alexion Pharmaceuticals (B)*                              800              32

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Align Technology (B)*                                   4,700   $          66
  Alkermes*                                              64,200             858
  Allscripts Healthcare Solutions (B)*                    1,700              46
  Alpharma, Cl A (B)                                     23,100             557
  American Medical Systems Holdings (B)*                  6,000             111
  AMN Healthcare Services*                               10,795             297
  Amylin Pharmaceuticals (B)*                             2,400              87
  Analogic                                                  500              28
  Applera - Applied Biosystems Group                      3,700             136
  Applera - Celera Group (B)*                            31,100             435
  Apria Healthcare Group (B)*                            30,990             826
  Arrow International                                       600              21
  Arthrocare*                                             6,735             269
  Axcan Pharma (B)*                                      31,508             449
  Barr Pharmaceuticals*                                   2,100             105
  Beckman Coulter                                           500              30
  BioMarin Pharmaceuticals*                              19,790             324
  Biosite (B)*                                              600              29
  Bruker BioSciences*                                     4,400              33
  Cambrex (B)                                            28,300             643
  Cardiome Pharma*                                       17,300             193
  Cephalon (B)*                                          32,000           2,253
  Cerner (B)*                                               400              18
  Chemed                                                  7,400             274
  Community Health Systems (B)*                          22,600             825
  Conmed*                                                 1,300              30
  Cooper (B)                                             18,600             828
  Covance*                                                  500              29
  Coventry Health Care*                                   5,600             280
  Cubist Pharmaceuticals (B)*                            65,400           1,184
  CV Therapeutics (B)*                                   33,700             470
  Cyberonics (B)*                                         1,200              25
  Cytyc*                                                  1,500              42
  Dade Behring Holdings                                  15,200             605
  DaVita*                                                 5,500             313
  Dendreon (B)*                                          24,000             100
  Depomed (B)*                                           44,000             152
  Digene*                                                 5,495             263
  Dionex*                                                   500              28
  Discovery Laboratories (B)*                            26,400              62
  Diversa (B)*                                           10,400             113
  DJO*                                                   15,900             681
  Edwards Lifesciences (B)*                               4,000             188
  Emageon*                                               30,200             464
  Emdeon (B)*                                             9,900             123
  Endo Pharmaceuticals Holdings*                          2,200              61
  Enzon Pharmaceuticals*                                  2,600              22
  eResearch Technology (B)*                              51,000             343
  ev3 (B)*                                                2,795              48
  Exelixis*                                               2,800              25
  Express Scripts (B)*                                   12,000             859
  Flamel Technologies ADR (B)*                            1,900              57
  Gen-Probe*                                                700              37
  Geron (B)*                                             16,200             142
  Health Net (B)*                                        11,300             550
  Healthspring (B)*                                      37,800             769
  Healthways (B)*                                         3,500             167
  Henry Schein*                                             300              15
  Hillenbrand Industries                                    600              34
  Hologic (B)*                                           28,161           1,331
  Human Genome Sciences*                                  2,500              31
  Humana*                                                   300              17
  ICOS (B)*                                               1,400              47
  ICU Medical*                                            2,000              81
  Idenix Pharmaceuticals (B)*                             3,200              28
  Idexx Laboratories (B)*                                 3,700             293

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Immucor (B)*                                           18,675   $         546
  Integra LifeSciences Holdings*                            600              26
  Intralase*                                              1,700              38
  Intuitive Surgical*                                       500              48
  Invacare                                                1,300              32
  inVentiv Health*                                        1,000              35
  Inverness Medical Innovations (B)*                      7,690             298
  Invitrogen (B)*                                         9,800             555
  Kendle International*                                   8,315             262
  King Pharmaceuticals*                                  22,600             360
  KV Pharmaceutical, Cl A (B)*                            1,900              45
  Lifecell (B)*                                           9,700             234
  LifePoint Hospitals*                                      800              27
  Ligand Pharmaceuticals, Cl B (B)*                       5,500              60
  Lincare Holdings*                                       6,100             243
  Magellan Health Services*                              14,000             605
  Manor Care (B)                                          4,400             206
  Medarex (B)*                                          118,100           1,747
  Medicines*                                              2,900              92
  Medicis Pharmaceutical, Cl A                            9,030             317
  Merit Medical Systems*                                  2,500              40
  Metabasis Therapeutics*                                 5,299              40
  MGI Pharma (B)*                                        24,700             455
  Micrus Endovascular*                                   44,600             851
  Millennium Pharmaceuticals*                             3,700              40
  Millipore (B)*                                            400              27
  Mylan Laboratories                                      1,100              22
  Myriad Genetics (B)*                                   22,500             704
  Nastech Pharmaceutical (B)*                            48,800             738
  Nektar Therapeutics (B)*                                1,600              24
  Neurocrine Biosciences (B)*                            10,900             114
  Nighthawk Radiology Holdings*                           9,300             237
  NPS Pharmaceuticals*                                    6,200              28
  NuVasive*                                               1,600              37
  Omnicare (B)                                            4,000             155
  OSI Pharmaceuticals (B)*                                1,318              46
  Owens & Minor                                             700              22
  Par Pharmaceutical*                                     2,100              47
  Parexel International (B)*                              4,400             127
  Patterson*                                              1,200              43
  PDL BioPharma (B)*                                     32,600             657
  Pediatrix Medical Group (B)*                            6,580             322
  PerkinElmer                                             2,800              62
  Perrigo                                                 1,300              22
  Pharmaceutical Product Development                      2,700              87
  Pharmacopeia Drug Discovery (B)*                       21,850              93
  Pharmion*                                               1,700              44
  PolyMedica                                              1,300              53
  PRA International*                                        600              15
  PSS World Medical (B)*                                 19,165             374
  Psychiatric Solutions (B)*                             20,930             785
  Regeneron Pharmaceuticals*                             14,830             298
  Renovis*                                               10,300              33
  Resmed*                                                   600              30
  Rigel Pharmaceuticals (B)*                             33,500             398
  Sciele Pharma (B)*                                     37,300             895
  Stereotaxis (B)*                                        1,900              20
  SurModics (B)*                                          1,100              34
  Tanox*                                                  1,400              28
  Telik (B)*                                             41,600             184
  Tenet Healthcare*                                       5,100              36
  Thermo Fisher Scientific (B)*                           3,600             163
  Thoratec*                                               2,000              35
  Trizetto Group*                                         2,800              51
  United Therapeutics (B)*                               15,700             854
  Universal Health Services, Cl B                         7,200             399
  Varian*                                                   700              31

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Varian Medical Systems (B)*                             1,000   $          48
  VCA Antech*                                               800              26
  Ventana Medical Systems*                                6,040             260
  Vertex Pharmaceuticals (B)*                             1,400              52
  Viasys Healthcare*                                      1,400              39
  Viropharma*                                             2,300              34
  Vital Signs                                             1,000              50
  Vnus Medical Technologies*                              4,400              39
  Watson Pharmaceuticals*                                 1,100              29
  Wright Medical Group*                                   2,900              68
  Zoll Medical*                                             900              52
                                                                  -------------
                                                                         37,384
                                                                  -------------
INDUSTRIALS -- 12.9%
  AAON                                                    1,000              26
  AAR*                                                   10,600             309
  ACCO Brands*                                            1,400              37
  Actuant, Cl A                                           1,500              71
  Adesa (B)                                              24,500             680
  Advisory Board*                                         3,200             171
  Airtran Holdings*                                       1,800              21
  Alaska Air Group*                                      18,300             723
  Albany International, Cl A (B)                         17,600             579
  Alliant Techsystems*                                      300              23
  Allied Waste Industries*                               16,800             206
  American Commercial Lines*                              5,020             329
  American Power Conversion                               1,000              31
  American Superconductor (B)*                            2,800              27
  American Woodmark (B)                                     800              33
  Ametek                                                    750              24
  AMR (B)*                                                1,800              54
  Angelica                                                1,400              36
  AO Smith                                               10,300             387
  Applied Industrial Technologies                         1,050              28
  Arkansas Best (B)                                       7,800             281
  Armor Holdings (B)*                                       400              22
  Baldor Electric                                         2,100              70
  Banta                                                  10,100             368
  BE Aerospace (B)*                                      25,905             665
  Beacon Roofing Supply*                                  1,400              26
  Briggs & Stratton                                       8,900             240
  Brink's (B)                                            20,800           1,330
  Central Parking (B)                                    18,200             328
  CNH Global (B)                                          7,360             201
  Compx International                                     7,200             145
  Continental Airlines, Cl B (B)*                         1,200              50
  Copart*                                                 9,400             282
  Corporate Executive Board                               9,400             824
  Corrections of America*                                 5,470             247
  Covenant Transport, Cl A*                               1,500              17
  Crane                                                   4,200             154
  Cubic (B)                                              13,800             299
  Cummins (B)                                            11,600           1,371
  Curtiss-Wright                                          1,100              41
  Danaos*                                                 6,900             166
  Deluxe (B)                                             23,100             582
  Dollar Thrifty Automotive Group*                        1,200              55
  Donaldson                                                 600              21
  Dun & Bradstreet*                                         500              41
  Dynamic Materials                                      29,600             832
  EGL*                                                      900              27
  Energy Conversion Devices (B)*                          8,400             285
  EnPro Industries*                                         800              27
  ESCO Technologies (B)*                                  1,800              82
  ExpressJet Holdings*                                    3,900              32
  Fastenal (B)                                            1,200              43
  Flowserve (B)*                                         10,500             530

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Forward Air                                               900   $          26
  Franklin Electric                                         700              36
  Gardner Denver (B)*                                    22,125             825
  GATX (B)                                                3,600             156
  Genlyte Group (B)*                                      4,125             322
  Global Cash Access*                                    46,700             758
  Goodrich                                               23,300           1,061
  Gorman-Rupp                                             1,000              37
  Graco                                                     500              20
  GrafTech International*                                 4,600              32
  Granite Construction                                    1,500              75
  Harsco                                                  1,800             137
  Heartland Express                                       1,800              27
  Herman Miller (B)                                      15,800             574
  Hertz Global Holdings*                                  7,800             136
  HUB Group, Cl A (B)*                                   13,250             365
  Hubbell, Cl B                                           8,900             402
  Huron Consulting Group*                                 3,100             141
  Infrasource Services*                                   1,600              35
  Insituform Technologies, Cl A*                          1,500              39
  Jacuzzi Brands*                                        13,700             170
  JB Hunt Transport Services                             20,900             434
  JetBlue Airways (B)*                                    2,600              37
  John H. Harland                                           700              35
  Joy Global                                             23,200           1,121
  Kansas City Southern*                                  19,100             554
  Kaydon                                                    700              28
  KBR (B)*                                               10,000             262
  Kennametal                                              4,700             277
  Kirby*                                                 13,100             447
  Knoll*                                                 42,100             926
  Laidlaw International*                                  8,700             265
  Landstar System                                           800              31
  Lennox International                                   12,300             377
  Lincoln Electric Holdings                                 500              30
  MAIR Holdings*                                          5,300              38
  Manitowoc                                               7,800             464
  Manpower                                                  700              52
  McDermott International*                                5,902             300
  Mesa Air Group (B)*                                     3,600              31
  Milacron (B)*                                          67,360              54
  Mine Safety Appliances (B)                                800              29
  Monster Worldwide*                                     13,700             639
  Moog, Cl A*                                             2,300              88
  MSC Industrial Direct, Cl A                            14,400             564
  MTC Technologies*                                       1,300              31
  Mueller Industries (B)                                 24,300             770
  Mueller Water Products, Cl B                            7,105             106
  Navistar International (B)*                            37,400           1,250
  Nordson                                                 1,000              50
  Old Dominion Freight Line*                              1,050              25
  Orbital Sciences*                                       7,700             142
  Oshkosh Truck (B)                                       2,300             111
  Pacer International*                                    1,100              33
  Pall (B)                                               29,500           1,019
  PAM Transportation Services (B)*                        1,500              33
  PHH*                                                    1,200              35
  Quanta Services (B)*                                   25,725             506
  RBC Bearings (B)*                                      11,715             336
  Regal-Beloit (B)                                       10,800             567
  Republic Airways Holdings*                              2,900              49
  Resources Connection (B)*                               1,900              61
  Robbins & Myers (B)                                     6,500             298
  Robert Half International                              17,600             653
  Roper Industries                                        5,900             296
  RR Donnelley & Sons                                     1,500              53
  Ryder System                                           28,600           1,460

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  School Specialty*                                         900   $          34
  Shaw Group*                                             1,100              37
  Skywest                                                 1,000              26
  Spirit Aerosystems Holdings, Cl A (B)*                  7,410             248
  SPX                                                     8,000             489
  Steelcase, Cl A                                        43,200             785
  Stericycle*                                               500              38
  Superior Essex*                                         6,615             220
  Taser International (B)*                                4,000              30
  Tecumseh Products, Cl A (B)*                           23,200             392
  Teledyne Technologies (B)*                             12,800             514
  TeleTech Holdings*                                      2,300              55
  Terex*                                                    500              32
  Tetra Tech*                                             1,300              24
  Thomas & Betts*                                         6,730             318
  Timken                                                  8,700             254
  Toro                                                    1,400              65
  TurboChef Technologies (B)*                             2,800              48
  UAL (B)*                                                1,100              48
  United Rentals*                                        25,500             648
  Universal Forest Products (B)                          12,700             592
  URS*                                                      700              30
  US Airways Group (B)*                                     600              32
  USG (B)*                                                7,200             395
  UTI Worldwide                                          23,200             694
  Viad                                                    1,200              49
  Wabtec                                                 40,055           1,217
  Walter Industries (B)                                   4,300             116
  Washington Group International (B)*                    15,100             903
  Waste Connections*                                      4,800             199
  Waste Industries USA                                    1,800              55
  Waste Services (B)*                                     2,900              29
  Watson Wyatt Worldwide, Cl A                           10,825             489
  Watts Water Technologies, Cl A                          1,000              41
  WESCO International (B)*                               10,700             629
  Williams Scotsman International*                       25,900             508
  Woodward Governor (B)                                  16,800             667
  YRC Worldwide*                                         17,300             653
                                                                  -------------
                                                                         45,423
                                                                  -------------
INFORMATION TECHNOLOGY -- 19.4%
  3Com*                                                  31,900             131
  Actel*                                                  1,900              35
  Activision (B)*                                        49,200             848
  Acxiom                                                  1,100              28
  Adaptec*                                                5,800              27
  ADC Telecommunications*                                 2,900              42
  Adobe Systems*                                            966              40
  Adtran (B)                                              2,700              61
  Advanced Analogic Technologies*                         5,800              31
  Advent Software*                                       10,200             360
  Aeroflex*                                               2,100              25
  Agere Systems*                                          7,500             144
  Akamai Technologies (B)*                               32,030           1,701
  Alliance Semiconductor (B)*                            29,600             130
  Altera (B)*                                            59,300           1,167
  Amdocs (B)*                                            27,400           1,062
  AMIS Holdings*                                          7,400              78
  Amkor Technology*                                       3,000              28
  Andrew*                                                 3,400              35
  Ansys*                                                  2,100              91
  aQuantive (B)*                                         45,700           1,127
  Ariba*                                                  2,900              22
  ARM Holdings ADR                                        9,100              66
  Arris Group (B)*                                       27,800             348
  Arrow Electronics*                                      1,000              32
  Atheros Communications (B)*                             2,200              47

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Atmel*                                                  6,800   $          41
  ATMI*                                                   1,000              31
  Autodesk*                                               1,000              40
  Avanex (B)*                                            72,200             136
  Avaya (B)*                                             70,800             990
  Avnet*                                                 13,200             337
  Avocent*                                                1,600              54
  AVX                                                     4,600              68
  Axcelis Technologies*                                   5,300              31
  BEA Systems*                                            3,400              43
  BearingPoint (B)*                                      27,200             214
  Bel Fuse, Cl B                                            600              21
  BISYS Group*                                            2,700              35
  Black Box                                               6,200             260
  Blackboard (B)*                                        12,100             364
  BMC Software*                                           4,800             155
  Brocade Communications Systems*                        96,400             791
  Brooks Automation (B)*                                 84,500           1,217
  Cabot Microelectronics (B)*                             3,100             105
  CACI International, Cl A*                               3,000             170
  Cadence Design Systems (B)*                             2,600              47
  Ceridian*                                               4,500             126
  Checkfree (B)*                                         24,300             976
  Ciena*                                                  1,600              44
  Citrix Systems*                                        12,800             346
  CNET Networks (B)*                                     81,100             737
  Cognizant Technology Solutions, Cl A*                   3,700             286
  Coherent*                                                 400              13
  CommScope (B)*                                         18,605             567
  Comtech Group (B)*                                     15,755             287
  Comtech Telecommunications*                             1,000              38
  Comverse Technology*                                    5,000             106
  Convergys*                                             19,000             452
  Cree (B)*                                              27,800             482
  CSG Systems International (B)*                          3,400              91
  Cymer (B)*                                             25,800           1,134
  Cypress Semiconductor*                                  3,500              59
  Diebold                                                   800              37
  Digimarc (B)*                                          15,700             138
  Digital Insight*                                        3,000             115
  Digital River*                                            800              45
  Digitas*                                                5,800              78
  Diodes*                                                 6,415             228
  Ditech Networks*                                        3,800              26
  DST Systems*                                              800              50
  Earthlink (B)*                                        107,100             760
  Echelon (B)*                                            2,600              21
  eFunds*                                                 1,400              39
  Electro Scientific Industries*                          1,000              20
  Electronics for Imaging*                               20,100             534
  Emulex*                                                13,500             263
  Entegris*                                               3,600              39
  Equinix (B)*                                              500              38
  Euronet Worldwide (B)*                                  1,100              33
  F5 Networks (B)*                                        7,900             586
  Factset Research Systems (B)                            8,700             491
  Fairchild Semiconductor International (B)*              6,600             111
  FEI*                                                   13,300             351
  Fidelity National Information
    Services (B)                                            900              36
  Flextronics International*                            115,900           1,331
  Flir Systems (B)*                                      10,900             347
  Formfactor (B)*                                         9,065             338
  Forrester Research*                                       900              24
  Foundry Networks*                                      65,700             984

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Gartner*                                                2,600   $          51
  Global Payments                                        14,100             653
  Greenfield Online (B)*                                  4,400              63
  Harris                                                    800              37
  Hewitt Associates, Cl A*                               13,600             350
  Hyperion Solutions*                                     1,950              70
  Ikanos Communications*                                 26,800             233
  Imation                                                 9,400             436
  Informatica (B)*                                       25,200             308
  Ingram Micro, Cl A*                                     1,200              25
  Integrated Device Technology*                          18,418             285
  Interdigital Communications*                            1,000              34
  International Rectifier*                                  800              31
  Intersil, Cl A (B)                                     20,200             483
  Intevac*                                               13,860             360
  IPG Photonics*                                          8,300             199
  Iron Mountain*                                            800              33
  Isilon Systems (B)*                                    14,700             406
  Itron (B)*                                                600              31
  Ixia*                                                   4,400              42
  j2 Global Communications*                               1,100              30
  Jack Henry & Associates                                14,200             304
  JDS Uniphase*                                           3,500              58
  Kanbay International*                                   4,800             138
  Keane*                                                  4,200              50
  Kemet*                                                  2,900              21
  Keynote Systems (B)*                                   31,700             336
  Kopin*                                                  8,800              31
  Kronos*                                                 1,000              37
  L-1 Identity Solutions (B)*                             7,823             118
  Lam Research (B)*                                       1,600              81
  Lattice Semiconductor (B)*                            196,900           1,276
  Lawson Software (B)*                                    3,400              25
  Lexmark International, Cl A*                            9,000             659
  Littelfuse*                                               800              26
  LSI Logic*                                             99,100             892
  Macrovision*                                            1,200              34
  Manhattan Associates*                                  18,605             560
  Mantech International, Cl A*                              900              33
  MEMC Electronic Materials*                              1,700              67
  Mentor Graphics*                                        2,900              52
  Mercury Computer Systems*                               7,600             102
  Methode Electronics                                    33,500             363
  Mettler Toledo International*                             400              32
  Micrel*                                                 2,700              29
  Microsemi (B)*                                         33,000             648
  MicroStrategy, Cl A*                                      300              34
  MKS Instruments*                                       17,800             402
  MoneyGram International                                10,015             314
  MPS Group*                                              1,700              24
  National Instruments                                    1,300              35
  NAVTEQ (B)*                                             1,700              59
  NCR*                                                   12,400             530
  Ness Technologies*                                      2,600              37
  Net 1 UEPS Technologies (B)*                            1,300              38
  Netgear*                                                1,300              34
  Newport*                                                1,300              27
  NIC*                                                    3,700              18
  Novell*                                                 4,200              26
  Novellus Systems (B)*                                   2,700              93
  ON Semiconductor (B)*                                   4,000              30
  Openwave Systems (B)*                                   3,600              33
  Opsware*                                                3,500              31
  Palm (B)*                                               1,200              17
  Pericom Semiconductor*                                  2,100              24
  Perot Systems, Cl A (B)*                               37,500             615
  Photronics*                                             2,800              46

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Pixelworks*                                            56,100   $         128
  Plantronics                                             1,600              34
  Plexus*                                                 1,200              29
  PMC - Sierra*                                           5,600              38
  Polycom (B)*                                           86,800           2,683
  PowerDsine (B)*                                        24,300             267
  Powerwave Technologies*                                 4,200              27
  Progress Software*                                      1,200              34
  QLogic*                                                 1,800              39
  Quantum (B)*                                          128,400             298
  Quest Software*                                         1,300              19
  Rackable Systems (B)*                                  21,100             653
  RADWARE*                                               10,200             162
  Rambus (B)*                                             2,500              47
  RealNetworks*                                           3,700              41
  Red Hat (B)*                                           95,000           2,185
  Redback Networks (B)*                                   4,900             122
  Renaissance Learning (B)                                2,000              35
  RF Micro Devices*                                     171,600           1,165
  Rofin-Sinar Technologies*                                 500              30
  Rogers*                                                 3,585             212
  S1*                                                     3,900              22
  Sabre Holdings, Cl A                                   15,700             501
  SafeNet*                                                1,500              36
  Salesforce.com*                                        14,800             539
  Sanmina-SCI*                                           12,900              45
  Sapient*                                                5,700              31
  Satyam Computer Services ADR (B)                       27,700             665
  Scansource (B)*                                         1,200              37
  Seachange International (B)*                           38,500             393
  Seagate Technology                                     21,659             574
  Semtech*                                                4,000              52
  Silicon Image*                                          3,800              48
  Silicon Laboratories*                                     700              24
  Sirf Technology Holdings (B)*                           1,200              31
  SkillSoft ADR*                                         36,495             227
  Skyworks Solutions (B)*                               214,300           1,517
  Smith Micro Software*                                  16,060             228
  Solectron*                                            402,800           1,297
  Sonic Solutions*                                       15,000             245
  Sonus Networks*                                         6,500              43
  Startek (B)                                             5,200              70
  Sunpower, Cl A (B)*                                    13,700             509
  Supertex (B)*                                           7,425             291
  Sybase (B)*                                            16,900             417
  Sycamore Networks*                                     11,300              43
  SYKES Enterprises*                                     11,665             206
  Symbol Technologies                                     2,500              37
  Synaptics*                                              1,300              39
  Synopsys*                                              39,300           1,051
  Syntel                                                  2,100              56
  Take-Two Interactive Software (B)*                      2,600              46
  Talx                                                    1,300              36
  Tech Data*                                              1,900              72
  Technitrol                                              1,200              29
  Tekelec (B)*                                           39,700             589
  Tektronix                                                 800              23
  Tellabs*                                               59,900             615
  Teradyne*                                               5,500              82
  Tessera Technologies*                                     900              36
  THQ (B)*                                               38,400           1,249
  TIBCO Software*                                       213,300           2,014
  Transaction Systems Architects*                           700              23
  Trident Microsystems (B)*                              21,100             384
  Trimble Navigation*                                     6,945             352
  Triquint Semiconductor*                                 5,800              26
  Ultratech (B)*                                         23,900             298

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Unisys (B)*                                            62,300   $         488
  United Online                                          29,300             389
  Utstarcom (B)*                                         40,700             356
  Valueclick*                                             1,400              33
  Varian Semiconductor Equipment Associates*              1,450              66
  Veeco Instruments*                                      1,600              30
  VeriFone Holdings (B)*                                 15,990             566
  Verint Systems*                                         8,300             285
  Viasat*                                                   900              27
  Vishay Intertechnology*                                55,500             751
  Wavecom ADR*                                           17,600             256
  WebEx Communications (B)*                               8,060             281
  Websense*                                               1,500              34
  Western Digital (B)*                                   53,100           1,086
  Wind River Systems (B)*                               111,100           1,139
  Wright Express*                                         9,445             294
  Zoran (B)*                                             30,000             437
                                                                  -------------
                                                                         68,176
                                                                  -------------
MATERIALS -- 5.0%
  Airgas                                                 22,100             895
  Albemarle                                               2,400             172
  Allegheny Technologies (B)                              9,900             898
  Aptargroup                                              2,200             130
  Balchem                                                19,400             498
  Ball                                                   16,900             737
  Cabot                                                   1,400              61
  Carpenter Technology                                    3,270             335
  Celanese, Ser A                                         9,700             251
  Chesapeake                                              2,500              43
  Coeur d'Alene Mines (B)*                                5,200              26
  Commercial Metals                                      19,985             516
  Compass Minerals International (B)                      1,100              35
  Constar International (B)*                             20,900             146
  Crown Holdings*                                        55,400           1,159
  Cytec Industries (B)                                   19,800           1,119
  Deltic Timber                                             700              39
  Eagle Materials                                           800              35
  Eastman Chemical (B)                                    8,500             504
  Florida Rock Industries                                   900              39
  FMC                                                    16,400           1,255
  Glatfelter                                              2,300              36
  Greif, Cl A                                             3,285             389
  H.B. Fuller                                             1,600              41
  Headwaters (B)*                                           600              14
  Hercules (B)                                           38,000             734
  International Flavors & Fragrances                        500              25
  Louisiana-Pacific                                      26,000             560
  Lubrizol                                               14,300             717
  MacDermid                                                 900              31
  MeadWestvaco (B)                                       14,800             445
  Metal Management                                          700              26
  Mosaic (B)*                                             6,500             139
  Neenah Paper                                              800              28
  NL Industries*                                          2,700              28
  NN                                                      2,200              27
  Owens-Illinois*                                        18,500             341
  Packaging of America                                      900              20
  PolyOne*                                               37,100             278
  Quanex (B)                                             19,125             662
  Rinker Group ADR (B)                                    1,200              85
  Rock-Tenn, Cl A (B)                                    31,200             846
  Royal Gold (B)                                            900              32
  Schnitzer Steel Industries, Cl A (B)                      300              12
  Schweitzer-Mauduit International                        1,500              39
  Sealed Air                                                600              39

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Sensient Technologies                                   2,500   $          62
  Sigma-Aldrich (B)                                       2,900             225
  Silgan Holdings                                           800              35
  Smurfit-Stone Container*                                2,800              30
  Steel Dynamics                                         13,800             448
  Stillwater Mining*                                      4,200              52
  Symyx Technologies*                                    37,100             801
  Terra Industries (B)*                                  11,800             141
  Texas Industries (B)                                    6,300             405
  United States Steel                                    12,500             914
  Valhi                                                   1,400              36
  Wausau Paper                                            4,400              66
                                                                  -------------
                                                                         17,702
                                                                  -------------
TELECOMMUNICATION SERVICES -- 1.0%
  Alaska Communications Systems Group                     2,300              35
  American Tower, Cl A*                                   5,315             198
  Broadwing*                                              4,200              66
  Cbeyond*                                                1,500              46
  CenturyTel                                             19,200             838
  Commonwealth Telephone Enterprises                      3,100             130
  Crown Castle International*                             2,700              87
  CT Communications                                       2,000              46
  Dobson Communications, Cl A*                           56,400             491
  Fairpoint Communications                                1,900              36
  General Communication, Cl A*                            1,800              28
  IDT, Cl B*                                              2,100              27
  Iowa Telecommunications Services                        1,600              31
  Leap Wireless International*                            4,655             277
  Level 3 Communications (B)*                            11,600              65
  NII Holdings*                                             800              52
  North Pittsburgh Systems                                1,200              29
  Orckit Communications (B)*                             22,500             218
  Price Communications*                                   3,800              80
  SBA Communications, Cl A (B)*                          26,075             717
  Telephone & Data Systems                                  600              33
  Windstream                                              2,200              31
                                                                  -------------
                                                                          3,561
                                                                  -------------
UTILITIES -- 3.9%
  AGL Resources                                          11,300             440
  Allegheny Energy (B)*                                   1,500              69
  Allete (B)                                              8,000             372
  Avista (B)                                             26,200             663
  Black Hills (B)                                         6,100             225
  Cascade Natural Gas                                     4,900             127
  Centerpoint Energy (B)                                 44,900             744
  CH Energy Group (B)                                     1,700              90
  Cleco                                                   1,200              30
  CMS Energy (B)*                                        48,600             812
  Constellation Energy Group                              7,700             530
  DPL                                                     2,300              64
  Duquesne Light Holdings                                 2,300              46
  Dynegy, Cl A*                                           4,200              30
  El Paso Electric                                        2,000              49
  Empire District Electric (B)                            1,100              27
  Energen (B)                                             4,800             225
  EnergySouth                                               800              32
  ITC Holdings*                                           1,000              40
  Laclede Group                                           1,500              53
  MDU Resources Group (B)                                62,075           1,592
  MGE Energy                                              2,200              80
  National Fuel Gas                                       2,400              93
  New Jersey Resources                                      900              44

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Nicor                                                   7,200   $         337
  Northeast Utilities (B)                                 4,000             113
  Northwest Natural Gas                                   1,300              55
  NorthWestern                                            4,600             163
  NRG Energy*                                             8,900             498
  Ormat Technologies (B)                                  7,100             261
  Otter Tail                                              2,200              69
  Peoples Energy (B)                                        600              27
  Pepco Holdings                                         22,000             572
  Pinnacle West Capital (B)                              12,700             644
  PNM Resources                                          19,300             600
  PPL                                                     2,600              93
  Puget Energy                                           16,000             406
  Reliant Energy*                                         8,300             118
  Sempra Energy (B)                                       9,100             510
  Southern Union (B)                                     29,700             830
  Southwest Gas                                           1,000              38
  TECO Energy (B)                                        31,100             536
  UGI                                                    34,500             941
  UIL Holdings                                              833              35
  Vectren                                                   700              20
  Wisconsin Energy                                        4,100             195
                                                                  -------------
                                                                         13,538
                                                                  -------------
Total Common Stock
  (Cost $261,318) ($ Thousands)                                         323,357
                                                                  -------------

                                                           Number
                                                      of Warrants
                                                      -----------
WARRANTS  -- 0.0%
  Washington Mutual (D)*                                116,700              17
                                                                  -------------
Total Warrants
  (Cost $28) ($ Thousands)                                                   17
                                                                  -------------

COMMERCIAL PAPER (C) (E) -- 13.1%
  ATLAS Capital Funding
    5.330%, 02/12/07                              $       4,000           4,000
  Bavaria TRR
    5.403%, 01/12/07                                      5,000           4,992
  Brahms Funding
    5.349%, 01/25/07                                      3,000           2,989
  Broadhollow Funding
    5.370%, 01/12/07                                      2,000           1,997
  Giro Balanced Funding
    5.324%, 01/11/07                                      6,000           5,991
  Mica Funding LLC
    5.333%, 01/09/07                                      5,000           4,994
  Morrigan TRR Funding LLC
    5.371%, 01/16/07                                      5,000           4,989
  Ocala Funding
    5.343%, 01/10/07                                      6,000           5,992
  Stratford Receivables
    5.338%, 01/05/07                                      5,000           4,997
  Von Karman Funding
    5.427%, 01/05/07                                      5,000           4,997
                                                                  -------------
Total Commercial Paper
  (Cost $45,938) ($ Thousands)                                           45,938
                                                                  -------------
CORPORATE OBLIGATIONS (C) (F) (G)-- 7.8%

FINANCIALS -- 7.8%
  Banco Santander
    5.350%, 08/22/11                                      2,000           2,000

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Beta Finance MTN
    5.357%, 05/10/07                              $       3,000   $       3,000
  Cheyne Finance LLC MTN
    5.362%, 04/16/07                                      4,000           3,999
  K2 LLC MTN
    5.315%, 04/18/07                                      1,000           1,000
  Liberty Lighthouse US Capital
    MTN
    5.329%, 03/01/07                                      5,000           5,000
  Links Finance LLC MTN
    5.357%, 05/21/07                                      3,000           3,000
  Premier Asset
    Collateralization LLC
    5.330%, 04/25/07                                      3,500           3,500
  Sigma Finance MTN
    5.310%, 04/18/07                                      4,000           4,000
  Wachovia Bank
    5.363%, 05/22/07                                      2,000           2,000
                                                                  -------------
Total Corporate Obligations
  (Cost $27,499) ($ Thousands)                                           27,499
                                                                  -------------
ASSET-BACKED SECURITIES (C) (F) (G) -- 0.5%

MORTGAGE RELATED SECURITIES -- 0.5%
  Lothian Mortgages Master Issue
    Trust, Ser 2006-1A, Cl A1
    5.320%, 01/24/28                                      1,630           1,630
                                                                  -------------
Total Asset-Backed Securities
  (Cost $1,630) ($ Thousands)                                             1,630
                                                                  -------------

CASH EQUIVALENTS  -- 8.1%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.340% **                 26,448,632          26,449
  The Reserve Funds, Primary
    Fund, Cl 8, 5.240% ** (C)                         1,981,139           1,981
                                                                  -------------
Total Cash Equivalents
  (Cost $28,430) ($ Thousands)                                           28,430
                                                                  -------------

U.S. TREASURY OBLIGATION (A) (E) -- 0.2%
  U.S. Treasury Bill
    4.931%, 02/22/07                                        876             870
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $870) ($ Thousands)                                                 870
                                                                  -------------

REPURCHASE AGREEMENTS (C) (H) -- 11.4%
Bank of America
  5.300%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $10,005,889 (collateralized by a
  U.S. Government Obligation, par
  value $12,646,897, 5.000%, 04/01/35;
  with total market value $10,200,000)                   10,000          10,000

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
Deutsche Bank
  5.300%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $10,005,889 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $51,000-
  $4,178,410, 4.500%-8.000%,
  04/01/15-06/01/36; with total market
  value $10,200,000)                              $      10,000   $      10,000
Lehman Brothers
  5.300%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $7,004,066 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $589,839-
  $4,111,097, 6.000%-6.500%,
  06/01/36-11/01/36; with total market
  value $7,140,158)                                       7,000           7,000
Merrill Lynch
  5.320%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $13,007,579 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $6,000-
  $1,545,000, 0.000%, 10/01/11-
  10/01/44; with total market value
  $13,263,578)                                           13,000          13,000
                                                                  -------------
Total Repurchase Agreements
  (Cost $40,000) ($ Thousands)                                           40,000
                                                                  -------------
Total Investments -- 133.2%
  (Cost $405,713) ($ Thousands) ++                                $     467,741
                                                                  =============

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
-------------------------------------------------------------------------------
                                                                     Unrealized
Type of                            Number of      Expiration       Depreciation
Contract                           Contracts            Date      ($ Thousands)
-------------------------------------------------------------------------------
Russell 2000 Index E-MINI                184      March 2007      $         (69)
S&P 400 Index E-MINI                     156      March 2007               (178)
                                                                  -------------

                                                                  $        (247)
                                                                  =============

Percentages are based on Net Assets of $351,155 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $110,127 ($ Thousands).
(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $117,048
($ Thousands).
(D) This warrant does not have a strike price or expiration date.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(H) Tri-Party Repurchase Agreement

ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

++ At December 31, 2006, the tax basis cost of the Fund's investments was $405,713 ($ Thousands), and the unrealized appreciation and depreciation were $71,813 ($ Thousands) and $(9,785) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------

COMMON STOCK  -- 97.1%++

CONSUMER DISCRETIONARY -- 14.1%
  1-800 Contacts (B)*                                    63,400   $       1,034
  1-800-FLOWERS.COM, Cl A*                               58,200             358
  Advance Auto Parts                                     40,300           1,433
  Aftermarket Technology*                               108,521           2,309
  America's Car-Mart (B)*                                17,700             210
  American Axle & Manufacturing Holdings                134,491           2,554
  American Greetings, Cl A                               79,455           1,897
  Applebee's International                               39,208             967
  Arctic Cat                                             43,600             767
  ArvinMeritor                                          251,400           4,583
  Asbury Automotive Group                                80,200           1,889
  Bally Technologies (B)*                                53,230             994
  Bandag (B)                                             10,900             550
  Belo, Cl A                                             62,839           1,154
  Big 5 Sporting Goods                                   43,200           1,055
  Blyth                                                  25,900             537
  Books-A-Million                                        11,469             260
  Borders Group                                          71,000           1,587
  Brinker International                                  31,207             941
  Brown Shoe                                             92,800           4,430
  Building Materials Holding (B)                         37,400             923
  Carrols Restaurant Group*                              57,400             814
  Cato, Cl A                                             66,400           1,521
  CBRL Group                                             68,400           3,062
  Cheesecake Factory*                                    14,300             352
  Citadel Broadcasting                                   29,200             291
  Claire's Stores                                        26,431             876
  Cooper Tire & Rubber (B)                               57,757             826
  Core-Mark Holding*                                      5,200             174
  Corinthian Colleges (B)*                              151,600           2,066
  Courier                                                22,965             895
  Cox Radio, Cl A*                                       24,500             399
  CSK Auto (B)*                                         106,888           1,833
  Cumulus Media, Cl A (B)*                               87,400             908
  Dana (B)                                              478,100             665
  Deckers Outdoor (B)*                                    3,100             186
  Directed Electronics*                                  83,907             961
  Ethan Allen Interiors (B)                             103,700           3,745
  Finish Line, Cl A                                      62,349             890
  FTD Group*                                             28,100             503
  Furniture Brands International (B)                    189,500           3,076
  Genesco (B)*                                           56,400           2,104
  Group 1 Automotive (B)                                 60,300           3,119
  Guitar Center (B)*                                     15,400             700
  Handleman (B)                                          49,600             336
  HOT Topic (B)*                                        118,827           1,585
  Interface, Cl A*                                       88,192           1,254
  Jack in the Box*                                       22,400           1,367
  Jackson Hewitt Tax Service                             46,600           1,583
  Jakks Pacific (B)*                                     50,900           1,112
  Jarden (B)*                                           105,150           3,658
  Jo-Ann Stores (B)*                                     57,800           1,422
  Journal Communications, Cl A                           76,500             965
  Journal Register                                       95,800             699
  K2 (B)*                                               107,600           1,419
  Kellwood (B)                                          106,600           3,467
  Keystone Automotive Industries*                         7,600             258
  La-Z-Boy (B)                                           62,900             747
  Lakeland Industries*                                   76,200           1,039
  Landry's Restaurants (B)                               50,903           1,532
  Leapfrog Enterprises (B)*                             151,100           1,432
  Libbey                                                 72,293             892
  Lifetime Brands                                        92,900           1,526

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Lithia Motors, Cl A                                    36,000   $       1,035
  Lodgian (B)*                                            4,000              54
  M/I Homes                                               2,200              84
  MarineMax*                                             57,600           1,494
  Marriott International, Cl A                           34,800           1,661
  Marvel Entertainment (B)*                              94,700           2,548
  MDC Partners, Cl A*                                   342,600           2,535
  Media General, Cl A                                    19,700             732
  Men's Wearhouse*                                       21,897             838
  Modine Manufacturing                                   20,500             513
  Morgans Hotel Group*                                   33,441             566
  Movie Gallery (B)                                      35,300             124
  Nautilus                                               28,400             398
  New Frontier Media*                                    55,830             537
  Noble International                                     7,900             158
  Orient-Express Hotels, Cl A                            92,600           4,382
  Outdoor Channel Holdings (B)*                          59,400             762
  Pacific Sunwear of California (B)*                     65,251           1,278
  Payless Shoesource*                                    56,400           1,851
  Perry Ellis International*                             11,700             480
  Phillips-Van Heusen                                    23,300           1,169
  Pier 1 Imports (B)                                    264,900           1,576
  Pinnacle Entertainment (B)*                            61,700           2,045
  Pre-Paid Legal Services                                10,200             399
  Princeton Review*                                     117,600             621
  ProQuest*                                              72,200             754
  Quiksilver (B)*                                       243,600           3,837
  RadioShack (B)*                                       117,500           1,972
  Red Robin Gourmet Burgers*                             10,800             387
  Regal Entertainment Group, Cl A (B)                    94,400           2,013
  Regis                                                  55,245           2,184
  Rent-A-Center*                                        101,500           2,995
  Ruby Tuesday                                           39,900           1,095
  Ryland Group (B)                                       19,000           1,038
  Saks                                                   96,200           1,714
  Scholastic*                                            63,300           2,269
  Shuffle Master (B)*                                    56,800           1,488
  Sinclair Broadcast Group, Cl A                         60,800             638
  Sonic Automotive, Cl A (B)                            125,700           3,650
  Starwood Hotels & Resorts Worldwide                   114,800           7,175
  Steinway Musical Instruments*                          11,200             348
  Sunterra*                                              33,993             410
  Superior Industries International (B)                  49,600             956
  Talbots                                                20,985             506
  Tempur-Pedic International (B)*                        46,600             953
  Tenneco (B)*                                           79,900           1,975
  Trans World Entertainment*                             56,100             369
  Tuesday Morning (B)                                    63,400             986
  Tupperware Brands                                       7,900             179
  Unifirst                                               56,314           2,163
  Vail Resorts (B)*                                      51,564           2,311
  Valassis Communications*                               41,300             599
  Vertrue*                                                7,100             273
  Visteon (B)*                                          177,100           1,502
  WCI Communities*                                       25,200             483
  Westwood One                                           69,100             488
  World Wrestling Entertainment, CL A                    55,100             898
  Xerium Technologies                                    20,300             199
  Zale*                                                 143,400           4,045
                                                                  -------------
                                                                        167,383
                                                                  -------------
CONSUMER STAPLES -- 3.4%
  Alliance One International*                            57,700             407
  BJ's Wholesale Club*                                  118,000           3,671
  Casey's General Stores                                 58,524           1,378
  Chattem*                                                6,400             321
  Chiquita Brands International (B)                      59,000             942

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Corn Products International                            38,657   $       1,335
  Del Monte Foods                                       101,200           1,116
  Gold Kist*                                             93,200           1,959
  Hain Celestial Group*                                 102,900           3,212
  JM Smucker                                             26,619           1,290
  Lancaster Colony                                       29,100           1,289
  Longs Drug Stores                                      10,000             424
  Molson Coors Brewing, Cl B                             51,900           3,967
  NBTY*                                                  70,900           2,947
  Nu Skin Enterprises, Cl A                              86,443           1,576
  Pathmark Stores*                                      111,000           1,238
  Performance Food Group (B)*                            36,585           1,011
  Pilgrim's Pride                                        38,800           1,142
  Ralcorp Holdings*                                      83,587           4,254
  Sanderson Farms (B)                                   108,100           3,274
  Spartan Stores                                         83,300           1,744
  Universal (B)                                          25,300           1,240
  Weis Markets                                           23,600             947
                                                                  -------------
                                                                         40,684
                                                                  -------------
ENERGY -- 6.4%
  Atlas America*                                         30,608           1,560
  Atwood Oceanics*                                       43,400           2,125
  Aurora Oil & Gas*                                     188,000             603
  Aventine Renewable Energy Holdings*                    72,300           1,703
  Berry Petroleum, Cl A                                  64,861           2,011
  Bois d'Arc Energy*                                     43,200             632
  Bronco Drilling*                                       30,700             528
  Cal Dive International*                                84,000           1,054
  Callon Petroleum (B)*                                  21,600             325
  CARBO Ceramics (B)                                     52,800           1,973
  Cimarex Energy (B)                                     99,500           3,632
  Comstock Resources (B)*                               111,500           3,463
  Dresser-Rand Group*                                    70,600           1,728
  Edge Petroleum*                                         3,800              69
  Endeavour International*                              123,600             283
  Energy Partners (B)*                                   45,500           1,111
  Forest Oil*                                            86,850           2,838
  GeoMet*                                                70,500             733
  Global Industries*                                    189,000           2,465
  Goodrich Petroleum (B)*                                40,601           1,469
  Grey Wolf (B)*                                        174,900           1,200
  Hercules Offshore*                                     42,801           1,237
  Holly                                                   8,600             442
  Hornbeck Offshore Services (B)*                        31,566           1,127
  Input/Output (B)*                                     232,500           3,169
  Lone Star Technologies*                                66,200           3,205
  Mariner Energy*                                       161,920           3,174
  Newpark Resources*                                    149,600           1,079
  Oceaneering International (B)*                         31,400           1,247
  OMI (B)                                                86,400           1,829
  Plains Exploration & Production*                       20,819             989
  Rosetta Resources (B)*                                159,700           2,982
  RPC                                                   209,500           3,536
  St. Mary Land & Exploration                           118,500           4,365
  Stone Energy*                                          71,600           2,531
  Superior Energy Services*                              40,200           1,314
  Swift Energy (B)*                                     126,238           5,657
  Tesoro                                                  8,500             559
  Universal Compression Holdings*                        19,800           1,230
  Uranium Resources*                                    233,800           1,356
  VeraSun Energy (B)*                                    65,900           1,301
  W-H Energy Services*                                   43,152           2,101
  Warren Resources*                                       6,820              80
                                                                  -------------
                                                                         76,015
                                                                  -------------

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
FINANCIALS -- 27.5%
  Acadia Realty Trust+                                   41,400    $      1,036
  Advanta, Cl B (B)                                      21,000             916
  Affirmative Insurance Holdings                         26,800             436
  AMB Property+                                          45,400           2,661
  AmCOMP*                                                83,400             917
  Amcore Financial                                       39,570           1,293
  American Equity Investment Life Holding                78,590           1,024
  American Home Mortgage Investment+ (B)                 54,000           1,896
  American Physicians Capital*                            9,300             372
  Ameris Bancorp                                          1,600              45
  Anchor Bancorp Wisconsin                               25,100             723
  Annaly Capital Management+                            208,300           2,897
  Anthracite Capital+                                   213,000           2,711
  Anworth Mortgage Asset+                                74,400             708
  Arbor Realty Trust+                                    89,472           2,692
  Archstone-Smith Trust+                                112,000           6,520
  Argonaut Group*                                        22,000             767
  Ashford Hospitality Trust+ (B)                          9,400             117
  Aspen Insurance Holdings                              104,700           2,760
  Assured Guaranty                                      125,000           3,325
  AvalonBay Communities+                                 29,000           3,771
  BancFirst                                              13,700             740
  Bancorpsouth                                          102,106           2,738
  Bank Mutual                                           227,624           2,757
  BankAtlantic Bancorp, Cl A                            141,427           1,953
  Bankunited Financial, Cl A (B)                         89,900           2,514
  Berkshire Hills Bancorp                                15,300             512
  BioMed Realty Trust+                                   52,800           1,510
  Boston Private Financial Holdings (B)                  80,100           2,260
  Boston Properties+                                     55,900           6,254
  British Land (United Kingdom) (I)                      19,143             642
  Capital Lease Funding+                                106,300           1,233
  Capital Southwest                                       1,900             240
  Capital Trust, Cl A+                                   34,500           1,723
  Capitol Bancorp                                         5,600             259
  Cardinal Financial                                     85,267             874
  Cash America International                             56,300           2,640
  Cathay General Bancorp (B)                             53,400           1,843
  CBRE Realty Finance+*                                  45,000             707
  Central Pacific Financial                              41,500           1,609
  Chemical Financial                                     29,200             972
  Citizens Banking (B)                                   71,900           1,905
  City Bank                                               2,850             102
  City Holding                                           13,300             544
  CNA Surety*                                            17,900             385
  Colonial Properties Trust+                              6,100             286
  Columbia Bancorp                                        5,800             153
  Columbia Banking System                                49,800           1,749
  Commerce Group                                         45,400           1,351
  Community Bancorp*                                      4,500             136
  Community Bank System                                  22,500             518
  Community Trust Bancorp                                 6,990             290
  Compass Diversified Trust*                             14,500             249
  CompuCredit (B)*                                       16,300             649
  Corporate Office Properties Trust+                     35,100           1,771
  Corus Bankshares (B)                                   95,400           2,201
  Cousins Properties+                                     9,200             324
  Crawford, Cl B                                         16,400             120
  Darwin Professional Underwriters*                      32,700             767
  Dawnay Day Treveria (United Kingdom) (I)*             471,407             771
  DCT Industrial Trust+*                                121,200           1,430
  Dearborn Bancorp*                                      35,900             682
  Delphi Financial Group, Cl A (B)                       51,700           2,092

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  DiamondRock Hospitality+                              117,700   $       2,120
  Direct General                                         22,600             466
  Douglas Emmett+*                                      145,900           3,879
  Eagle Hospitality Properties Trust+                    85,900             789
  Education Realty Trust+                               180,732           2,669
  Endurance Specialty Holdings                           67,336           2,463
  Entertainment Properties Trust+                        15,200             888
  Equity Inns+                                           41,800             667
  Equity Office Properties Trust+ (B)                    37,300           1,797
  Equity One+                                            81,995           2,186
  Equity Residential+                                   122,500           6,217
  Farmers Capital Bank                                    2,600              89
  FBL Financial Group, Cl A                              16,300             637
  Federal Agricultural Mortgage, Cl C                    38,900           1,055
  Federal Realty Investment Trust+                        6,100             519
  FelCor Lodging Trust+                                 123,900           2,706
  First American                                         83,200           3,385
  First Community Bancorp                                12,900             674
  First Financial Bancorp                               107,555           1,786
  First Financial Bankshares                              6,500             272
  First Financial Holdings                                4,600             180
  First Industrial Realty Trust+ (B)                     54,100           2,537
  First Merchants                                        19,300             525
  First Midwest Bancorp                                  66,400           2,568
  First Niagara Financial Group                         174,600           2,595
  First State Bancorporation                             59,210           1,465
  FirstFed Financial (B)*                                41,100           2,752
  FirstMerit                                             71,586           1,728
  Flagstar Bancorp                                       39,300             583
  Flushing Financial                                     29,400             502
  FNB (Virginia)                                          1,700              71
  Fpic Insurance Group (B)*                              19,600             764
  Frontier Financial (B)                                 13,950             408
  GAMCO Investors, Cl A                                  37,000           1,423
  General Growth Properties+                            153,870           8,037
  GFI Group*                                             17,000           1,058
  Gramercy Capital+                                      20,700             639
  Great Southern Bancorp                                  2,100              62
  Greater Bay Bancorp                                    82,900           2,183
  Greene County Bancshares                                6,400             254
  Hallmark Financial Services*                           71,760             710
  Hammerson (United Kingdom)+ (I)                        35,341           1,091
  Hancock Holding                                        29,100           1,538
  Hanmi Financial                                        66,000           1,487
  Hanover Insurance Group                                36,124           1,763
  Harleysville Group                                      6,600             230
  Heritage Commerce*                                      7,400             197
  Highland Hospitality+                                  90,200           1,285
  Hilb Rogal & Hobbs                                    113,400           4,776
  Hirco (United Kingdom) (I)*                            55,700             469
  Horace Mann Educators                                  75,392           1,523
  Host Hotels & Resorts+                                398,755           9,789
  Housevalues (B)*                                       16,000              90
  HRPT Properties Trust+                                 95,700           1,182
  Hub International                                      70,400           2,210
  IMPAC Mortgage Holdings+ (B)                           67,100             590
  Independent Bank                                        4,341             110
  Infinity Property & Casualty                           27,566           1,334
  Innkeepers USA Trust+                                 288,331           4,469
  Intervest Bancshares (B)*                              21,900             754
  IPC Holdings                                           24,200             761
  Irwin Financial                                        29,800             674
  ITLA Capital                                            7,200             417
  KBW (B)*                                               56,900           1,672
  Kimco Realty+                                         176,800           7,947
  KKR Financial+                                         54,200           1,452
  Lakeland Financial                                      4,700             120

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------

  Land Securities Group (United Kingdom) (I)             30,100   $       1,368
  LandAmerica Financial Group                            14,300             902
  LaSalle Hotel Properties+                               8,700             399
  Liberty Property Trust+                                32,100           1,577
  LTC Properties+                                        34,300             937
  Luminent Mortgage Capital+                            256,000           2,486
  MAF Bancorp                                            20,600             921
  Marlin Business Services*                              33,700             810
  Max Re Capital                                         59,100           1,467
  Mercantile Bank                                         5,065             191
  MetroCorp Bancshares                                    3,300              69
  MFA Mortgage Investments+                             150,200           1,155
  National Financial Partners                            15,644             688
  National Health Investors+                              3,000              99
  National Retail Properties+ + (B)                      42,700             980
  NBT Bancorp                                            41,600           1,061
  New Century Financial+                                  5,400             171
  New Westfield Financial*                                9,500             100
  NewAlliance Bancshares                                129,455           2,123
  Newcastle Investment+                                  21,100             661
  Novastar Financial+ (B)                                11,700             312
  Ocwen Financial*                                        3,600              57
  Odyssey Re Holdings                                    29,400           1,097
  Ohio Casualty                                          51,100           1,523
  Old National Bancorp                                   45,600             863
  Oriental Financial Group                               42,700             553
  Pacific Capital Bancorp                                37,566           1,261
  Pennsylvania Real Estate Investment Trust+             40,000           1,575
  PFF Bancorp                                             8,950             309
  Pico Holdings*                                         56,700           1,971
  Piper Jaffray*                                         59,600           3,883
  Platinum Underwriters Holdings                        154,094           4,768
  PMI Group                                              29,298           1,382
  Preferred Bank                                         15,800             949
  Premierwest Bancorp                                     4,900              78
  Presidential Life                                      31,600             694
  ProAssurance*                                          50,878           2,540
  Prosperity Bancshares                                  24,100             832
  Provident Bankshares                                   24,200             862
  PS Business Parks+                                     58,500           4,137
  Public Storage+                                        38,800           3,783
  Rainier Pacific Financial Group                        25,965             515
  RAIT Financial Trust+                                  29,400           1,014
  Regency Centers+                                       24,100           1,884
  RenaissanceRe Holdings                                 34,200           2,052
  Republic Bancorp (B)                                  106,700           1,436
  Safety Insurance Group                                  3,800             193
  Saul Centers+                                          20,300           1,120
  Seacoast Banking of Florida                             7,700             191
  Security Capital Assurance                             51,500           1,433
  Selective Insurance Group                              10,100             579
  Senior Housing Properties Trust+                       22,500             551
  Shore Bancshares                                        2,200              66
  Signature Bank*                                        59,683           1,849
  Simon Property Group+ (B)                              93,700           9,491
  South Financial Group                                  68,039           1,809
  Southwest Bancorp                                      14,700             410
  Spirit Finance+                                        15,400             192
  Sterling Financial, Pennsylvania Shares                11,825             280
  Sterling Financial, Washington Shares                 102,768           3,475
  Stewart Information Services                          141,600           6,140
  Superior Bancorp (B)*                                  32,913             373
  Susquehanna Bancshares                                 49,800           1,339
  Synergy Financial Group                                61,500           1,014

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Taylor Capital Group                                   39,100   $       1,431
  Technology Investment Capital                          41,900             676
  Thomas Properties Group                                54,900             877
  TierOne                                                14,500             458
  TradeStation Group (B)*                                41,400             569
  Trico Bancshares                                        6,500             177
  UMB Financial                                          69,834           2,550
  Umpqua Holdings                                        80,917           2,381
  Unibail (France)+ (I)                                  13,263           3,237
  United Bankshares                                      14,400             557
  Ventas+                                               103,800           4,393
  Virginia Financial Group                                4,750             133
  Vornado Realty Trust+ (B)                              56,800           6,901
  Washington Federal                                     28,270             665
  WesBanco                                               22,000             738
  West Coast Bancorp                                      8,200             284
  Westfield Financial                                     9,500              95
  Winston Hotels+                                        72,278             958
  Wintrust Financial                                     32,200           1,546
  World Acceptance (B)*                                  19,200             901
  WR Berkley                                             52,737           1,820
  WSFS Financial                                         30,489           2,041
  Zenith National Insurance                              26,600           1,248
                                                                  -------------
                                                                        327,916
                                                                  -------------
HEALTH CARE -- 6.0%
  Accelrys*                                             260,700           1,567
  Albany Molecular Research*                             36,200             382
  Alpharma, Cl A                                         47,300           1,140
  America Service Group*                                 56,100             896
  AMERIGROUP*                                            21,100             757
  AMN Healthcare Services*                               55,900           1,539
  Analogic                                               52,800           2,964
  Applera - Celera Group*                               136,000           1,903
  Apria Healthcare Group*                                48,900           1,303
  Axcan Pharma*                                         137,709           1,961
  Bio-Rad Laboratories, Cl A*                            10,800             891
  Bradley Pharmaceuticals (B)*                           57,600           1,185
  Cambrex                                               137,300           3,119
  Chemed (B)                                             28,700           1,061
  Community Health Systems*                              95,000           3,469
  Conmed (B)*                                           118,800           2,747
  Cooper (B)                                            101,000           4,495
  Cross Country Healthcare*                             180,100           3,930
  Datascope                                              47,800           1,742
  Discovery Laboratories (B)*                           133,900             316
  DJO*                                                  107,005           4,582
  Durect*                                                62,300             277
  Foxhollow Technologies*                                17,500             378
  Greatbatch (B)*                                        69,100           1,860
  Health Net*                                            32,900           1,601
  Healthspring*                                          49,000             997
  HealthTronics (B)*                                     83,200             554
  Hologic (B)*                                           33,885           1,602
  Hooper Holmes                                         109,100             361
  LifePoint Hospitals*                                   15,300             516
  Magellan Health Services*                              36,600           1,582
  Medical Staffing Network Holdings*                    153,600             902
  Molecular Devices*                                     22,700             478
  Myriad Genetics (B)*                                   88,800           2,779
  National Dentex*                                       42,800             749
  Neurocrine Biosciences (B)*                            59,400             619
  Orthofix International*                                20,792           1,040
  Owens & Minor                                          46,603           1,457
  Per-Se Technologies (B)*                               98,000           2,722
  Perrigo                                                35,600             616
  Pharmacopeia Drug Discovery*                          121,250             517

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  PharmaNet Development Group*                           18,000   $         397
  PolyMedica (B)                                         11,000             445
  Providence Service*                                    48,000           1,206
  Res-Care (B)*                                          66,275           1,203
  Sciele Pharma (B)*                                     54,500           1,308
  SonoSite*                                               6,100             189
  Triad Hospitals*                                       21,082             882
  Universal Health Services, Cl B                        10,196             565
  Viropharma (B)*                                        44,500             651
  Zoll Medical (B)*                                      28,100           1,637
                                                                  -------------
                                                                         72,039
                                                                  -------------
INDUSTRIALS -- 13.9%
  ACCO Brands*                                           54,900           1,453
  Accuride*                                              52,400             590
  Acuity Brands                                          10,800             562
  Adesa (B)                                             105,400           2,925
  AGCO (B)*                                              39,700           1,228
  Alaska Air Group*                                      23,700             936
  Albany International, Cl A (B)                        100,700           3,314
  Allegiant Travel*                                       1,200              34
  Altra Holdings*                                        24,200             340
  Amerco*                                                19,800           1,723
  AO Smith                                               35,900           1,348
  Apogee Enterprises                                     70,656           1,364
  Applied Industrial Technologies                        18,425             485
  Arkansas Best (B)                                      52,700           1,897
  Astec Industries*                                      42,200           1,481
  Avis Budget Group*                                     76,545           1,660
  Banta                                                  12,000             437
  BE Aerospace*                                          39,558           1,016
  Belden CDT                                             57,820           2,260
  Briggs & Stratton (B)                                  56,412           1,520
  Brink's                                                69,000           4,410
  Builders FirstSource*                                   3,600              64
  CDI                                                    22,400             558
  CIRCOR International                                   40,611           1,494
  Clean Harbors*                                         21,114           1,022
  Commercial Vehicle Group*                              72,300           1,576
  Consolidated Graphics*                                 24,400           1,441
  Copart*                                                56,400           1,692
  Crane                                                  22,400             821
  Cubic                                                  71,800           1,558
  Danaos (B)*                                            37,400             898
  Dayton Superior*                                       18,500             217
  Deluxe                                                120,700           3,042
  Diamond Management & Technology Consultants*          191,600           2,384
  EMCOR Group (B)*                                       20,700           1,177
  EnPro Industries*                                      52,300           1,737
  Federal Signal                                        117,366           1,883
  Flanders (B)*                                         220,148           2,179
  Flowserve (B)*                                         40,500           2,044
  FTI Consulting*                                        43,900           1,224
  Gardner Denver*                                        48,300           1,802
  GATX                                                   11,200             485
  General Cable*                                          3,900             170
  Goodman Global*                                        43,070             741
  GrafTech International*                                31,600             219
  Granite Construction                                   27,500           1,384
  Griffon (B)*                                           85,647           2,184
  H&E Equipment Services*                                35,600             882
  Hexcel*                                                20,300             353
  Hubbell, Cl B                                          44,800           2,025
  Hudson Highland Group*                                 94,900           1,583
  ICF International*                                     80,800           1,173
  IKON Office Solutions                                 108,400           1,775

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Insituform Technologies, Cl A (B)*                     47,363   $       1,225
  JetBlue Airways*                                       27,100             385
  John H. Harland                                        74,100           3,720
  K&F Industries Holdings (B)*                           44,400           1,008
  Kadant (B)*                                            64,912           1,583
  Kansas City Southern (B)*                             137,814           3,994
  Kaydon                                                124,359           4,942
  Kelly Services, Cl A                                    6,200             179
  Kirby*                                                 63,100           2,154
  Korn/Ferry International*                              70,300           1,614
  Lennox International                                   70,839           2,168
  Macquarie Infrastructure                               14,300             507
  Marten Transport*                                      40,900             750
  Mesa Air Group (B)*                                    56,600             485
  Milacron (B)*                                         364,435             292
  MSC Industrial Direct, Cl A                            23,200             908
  Mueller Industries                                      9,200             292
  Mueller Water Products, Cl B (B)                       24,291             362
  Navigant Consulting*                                   80,700           1,595
  Navistar International (B)*                           136,400           4,560
  Omega Navigation Enterprises, Cl A                     13,200             207
  Orbital Sciences*                                      95,700           1,765
  Pall                                                  124,300           4,295
  PAM Transportation Services*                           15,100             332
  Perini*                                                33,000           1,016
  Pike Electric*                                         12,500             204
  Power-One (B)*                                         98,500             717
  Regal-Beloit                                           26,900           1,413
  Republic Airways Holdings*                             20,400             342
  Robbins & Myers                                        53,842           2,472
  Ryder System                                           68,300           3,487
  Saia (B)*                                              26,100             606
  School Specialty (B)*                                  61,201           2,294
  Seaspan*                                               47,000           1,087
  Simpson Manufacturing (B)                              31,700           1,003
  Skywest                                                32,500             829
  Spherion*                                             147,100           1,093
  Standard Parking*                                       4,400             169
  TAL International Group*                               12,600             336
  Tecumseh Products, Cl A (B)*                          126,100           2,131
  Teledyne Technologies*                                 81,927           3,288
  Tetra Tech (B)*                                       264,899           4,792
  UAP Holding                                            30,700             773
  United Rentals (B)*                                    18,000             458
  United Stationers*                                     36,000           1,681
  Universal Forest Products (B)                          22,800           1,063
  US Xpress Enterprises, Cl A*                           39,600             652
  Volt Information Sciences*                                900              45
  Wabash National                                       142,700           2,155
  Walter Industries                                      14,700             398
  Washington Group International*                        40,000           2,392
  Waste Connections*                                     62,700           2,605
  Waste Industries USA                                    7,600             232
  Watson Wyatt Worldwide, Cl A                          218,123           9,848
  WESCO International*                                   17,224           1,013
  Woodward Governor                                      40,400           1,604
  World Air Holdings*                                    41,900             370
  YRC Worldwide (B)*                                     24,900             939
                                                                  -------------
                                                                        165,599
                                                                  -------------
INFORMATION TECHNOLOGY -- 15.1%
  Actel*                                                 60,200           1,093
  ADC Telecommunications*                                71,300           1,036
  Adtran                                                 22,500             511
  Advanced Energy Industries (B)*                       101,700           1,919
  Aeroflex*                                             229,092           2,685
  Agilysys                                               38,900             651

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Alliance Semiconductor*                               277,700   $       1,216
  Altiris*                                               46,100           1,170
  AMIS Holdings*                                         57,500             608
  Amkor Technology (B)*                                  60,900             569
  ARM Holdings ADR (B)                                   49,200             359
  Arris Group (B)*                                       96,900           1,212
  Aspen Technology (B)*                                  34,200             377
  Asyst Technologies*                                   102,300             748
  Avanex (B)*                                           400,400             757
  Avnet*                                                 90,949           2,322
  Avocent (B)*                                           51,752           1,752
  Axesstel*                                             394,600             769
  BearingPoint (B)*                                     219,200           1,725
  Bel Fuse, Cl B (B)                                      7,300             254
  BISYS Group (B)*                                       77,858           1,005
  Black Box                                              73,071           3,068
  Borland Software*                                      74,000             403
  Brocade Communications Systems (B)*                   586,900           4,818
  CACI International, Cl A*                              24,200           1,367
  Ciber*                                                253,800           1,721
  Coherent (B)*                                          66,384           2,096
  Comverse Technology*                                   14,700             310
  Conexant Systems*                                      92,500             189
  CPI International*                                     66,500             998
  CSG Systems International (B)*                        138,900           3,713
  CTS                                                    42,300             664
  Dycom Industries (B)*                                 129,100           2,727
  Eagle Test Systems*                                     8,400             122
  Earthlink (B)*                                        641,200           4,553
  Electronics for Imaging*                               93,400           2,483
  Emulex*                                                48,900             954
  Entegris*                                             182,300           1,972
  Flir Systems (B)*                                      52,900           1,684
  Foundry Networks*                                     183,300           2,746
  Gevity HR                                              61,500           1,457
  Global Imaging Systems*                                32,100             705
  Hyperion Solutions*                                    44,300           1,592
  Ikanos Communications (B)*                            145,500           1,264
  Imation                                                63,700           2,958
  Insight Enterprises*                                    3,100              59
  Keane (B)*                                            183,500           2,185
  Kemet*                                                 16,700             122
  Keynote Systems*                                      147,600           1,565
  Komag (B)*                                             64,500           2,443
  Lawson Software*                                      701,400           5,183
  LeCroy (B)*                                            38,900             448
  Littelfuse (B)*                                       100,146           3,193
  LoJack (B)*                                            53,379             912
  LTX (B)*                                              420,800           2,356
  Magma Design Automation*                              100,600             898
  Manhattan Associates*                                 110,200           3,315
  Mattson Technology*                                    13,100             122
  McData, Cl A*                                         122,800             682
  Measurement Specialties*                               18,400             398
  Mentor Graphics*                                      109,500           1,974
  Mercury Computer Systems*                              43,000             574
  Methode Electronics                                    94,500           1,023
  Mettler Toledo International*                          26,861           2,118
  MKS Instruments (B)*                                   77,200           1,743
  MoneyGram International                                24,500             768
  MTS Systems                                            22,300             861
  Neoware*                                              106,300           1,404
  ON Semiconductor (B)*                                  84,800             642
  Open Text*                                             25,500             518
  Orbotech*                                             156,700           3,986
  Palm (B)*                                              37,200             524

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Parametric Technology (B)*                            151,115   $       2,723
  Paxar*                                                 85,404           1,969
  Perot Systems, Cl A (B)*                              134,635           2,207
  Photronics*                                            64,300           1,051
  Plantronics                                            67,610           1,433
  PMC - Sierra (B)*                                     137,500             923
  Polycom*                                               82,600           2,553
  PowerDsine*                                           131,600           1,444
  Powerwave Technologies (B)*                           174,308           1,124
  Quantum (B)*                                        1,077,400           2,500
  RADWARE*                                               54,800             871
  RealNetworks (B)*                                      86,400             945
  RF Micro Devices (B)*                                 151,600           1,029
  Richardson Electronics (B)                             72,409             660
  SafeNet*                                               61,950           1,483
  Seachange International*                              207,100           2,117
  Seagate Technology                                     80,584           2,135
  Skyworks Solutions*                                   842,900           5,968
  Solectron*                                            750,500           2,417
  Standard Microsystems (B)*                             51,000           1,427
  Startek                                                 5,000              68
  Sybase (B)*                                           106,888           2,640
  SYNNEX*                                                40,400             886
  Synopsys*                                              73,450           1,963
  Technitrol                                             19,900             475
  Tekelec (B)*                                          214,100           3,175
  THQ (B)*                                               35,269           1,147
  TIBCO Software*                                       754,800           7,125
  TTM Technologies*                                       7,000              79
  Ultratech (B)*                                        162,700           2,031
  Unisys (B)*                                           338,100           2,651
  United Online (B)                                     251,500           3,340
  Utstarcom (B)*                                        201,600           1,764
  Varian Semiconductor Equipment Associates (B)*         32,700           1,489
  Verint Systems*                                        39,700           1,361
  Wavecom ADR*                                           88,400           1,285
  WidePoint*                                            332,800             739
  Zoran*                                                166,700           2,431
  Zygo*                                                  28,600             470
                                                                  -------------
                                                                        179,416
                                                                  -------------
MATERIALS -- 6.1%
  Aptargroup                                             58,850           3,475
  Arch Chemicals                                         42,736           1,424
  Bemis                                                  38,305           1,302
  Buckeye Technologies*                                  57,700             691
  Century Aluminum (B)*                                  36,338           1,622
  Constar International*                                118,800             832
  Crown Holdings*                                        73,200           1,531
  Cytec Industries                                       82,900           4,685
  Ferro                                                  41,495             859
  FMC                                                    25,701           1,967
  Greif, Cl A                                            24,700           2,924
  H.B. Fuller                                            32,500             839
  Headwaters*                                            82,400           1,974
  Hercules                                              311,900           6,023
  MacDermid (B)                                          70,800           2,414
  Metal Management                                       60,500           2,290
  Methanex                                               37,400           1,024
  Myers Industries                                       46,800             733
  Neenah Paper                                           54,446           1,923
  NewMarket*                                              9,500             561
  NN                                                      9,000             112
  Olin                                                  129,653           2,142
  OM Group (B)*                                          29,700           1,345
  Omnova Solutions*                                      77,300             354

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Pioneer*                                               20,300   $         582
  PolyOne*                                              154,000           1,155
  Quanex (B)                                            140,350           4,855
  Rock-Tenn, Cl A (B)                                   140,400           3,806
  Ryerson (B)                                            36,800             923
  Schnitzer Steel Industries, Cl A                       87,800           3,486
  Schweitzer-Mauduit International                       44,400           1,157
  Sensient Technologies                                  77,200           1,899
  Silgan Holdings                                        99,828           4,384
  Spartech                                               74,000           1,940
  Steel Dynamics                                         63,200           2,051
  Texas Industries (B)                                   52,600           3,378
  Wellman                                                65,600             209
                                                                  -------------
                                                                         72,871
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.6%
  Atlantic Tele-Network                                   4,700             138
  Commonwealth Telephone Enterprises                     10,115             423
  Golden Telecom                                         52,700           2,468
  IDT*                                                   52,300             708
  IDT, Cl B (B)*                                         53,200             696
  Orckit Communications*                                116,700           1,131
  Syniverse Holdings*                                    50,600             759
  USA Mobility                                           52,500           1,174
                                                                  -------------
                                                                          7,497
                                                                  -------------
UTILITIES -- 4.0%
  AGL Resources                                          51,092           1,988
  Allete                                                 31,600           1,471
  Atmos Energy                                           66,396           2,119
  Avista                                                 60,900           1,541
  Black Hills                                            51,800           1,913
  Cascade Natural Gas (B)                                16,395             425
  Centerpoint Energy                                    194,100           3,218
  Cleco                                                  29,700             749
  CMS Energy (B)*                                       183,200           3,059
  El Paso Electric                                       75,600           1,842
  Empire District Electric                               39,115             966
  Great Plains Energy                                    14,300             455
  Hawaiian Electric Industries                           14,300             388
  Idacorp                                                21,481             830
  ITC Holdings*                                          23,300             930
  Laclede Group                                          41,500           1,454
  New Jersey Resources                                   46,200           2,244
  Oneok                                                  16,300             703
  Ormat Technologies (B)                                 39,100           1,440
  PNM Resources                                         109,600           3,409
  Portland General Electric (B)                          77,900           2,123
  SEMCO Energy (B)*                                     158,500             967
  South Jersey Industries (B)                            25,797             862
  Southern Union                                        116,100           3,245
  Southwest Gas                                          39,000           1,496
  UGI                                                    18,400             502
  UIL Holdings                                           10,833             457
  Unisource Energy                                       22,300             815
  Vectren                                                15,300             433
  Westar Energy                                         100,032           2,597
  WGL Holdings (B)                                       38,313           1,248
  Wisconsin Energy                                       25,794           1,224
                                                                  -------------
                                                                         47,113
                                                                  -------------
Total Common Stock
  (Cost $930,217) ($ Thousands)                                       1,156,533
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS (B) -- 0.4%
  iShares Russell 2000 Index Fund                        51,720   $       4,037
  iShares S&P SmallCap 600 Value
    Index Fund                                            3,348             252
Total Exchange Traded Funds
  (Cost $3,453) ($ Thousands)                                             4,289
                                                                  -------------

                                                      Number of
                                                       Warrants
                                                      ---------

WARRANTS  -- 0.0%
  Washington Mutual (D)*                                364,542              53
                                                                  -------------
Total Warrants
  (Cost $52) ($ Thousands)                                                   53
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 11.4%

FINANCIALS -- 11.4%
  Allstate Life Global Funding  II
   MTN (F) (G)
   5.390%, 01/17/08                               $       2,124           2,124
  American General Finance (F)(G)
    5.400%, 01/17/08                                      6,694           6,694
  Bear Stearns EXL (F)
    5.390%, 01/17/08                                      8,218           8,218
  Countrywide Financial MTN (F)
    5.443%, 06/27/07                                      2,770           2,770
  Countrywide Financial MTN,
    Ser A (F)
    5.448%, 10/31/07                                      6,925           6,925
  Dekabank (F) (G)
    5.394%, 11/20/07                                      8,541           8,541
  Irish Life & Permanent MTN,
    Ser X (F) (G)
    5.390%, 01/21/08                                      6,140           6,140
  Islandsbanki (F) (G)
    5.420%, 03/22/07                                      3,924           3,924
    5.400%, 04/06/07                                      6,925           6,925
  Jackson National Life
    Funding (F) (G)
    5.349%, 01/03/08                                     10,157          10,157
  Kaupthing Bank MTN (F) (G)
    5.430%, 03/20/07                                     11,542          11,542
  Landsbanki Islands (F) (G)
    5.430%, 03/16/07                                      8,772           8,772
  Morgan Stanley EXL (F)
    5.380%, 01/04/08                                      1,616           1,616
  Morgan Stanley EXL, Ser S (F)
    5.370%, 01/07/08                                      2,308           2,308
  Natexis Banques (F) (G)
    5.360%, 01/17/08                                      4,501           4,501
  Nationwide Building Society (F) (G)
    5.423%, 10/26/07                                      2,539           2,539
    5.380%, 01/07/08                                      4,617           4,617
  Nordbank (F) (G)
    5.380%, 01/24/08                                      7,849           7,848
  Northern Rock (F) (G)
    5.390%, 01/03/08                                      4,755           4,755
  Pacific Life Global Funding (F) (G)
    5.400%, 01/14/08                                      3,463           3,463
  Premium Asset Trust,
    Ser 2004-10 (F) (G)
    5.410%, 01/17/08                                      6,464           6,464
  SLM EXL, Ser S (F) (G)
    5.350%, 01/17/08                                      5,078           5,078

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Skandinav Enskilda Bank (F) (G)
    5.350%, 01/18/08                              $       5,078   $       5,078
  Stanfield Victoria LLC MTN (G)
    5.445%, 06/11/07                                      4,617           4,617
                                                                  -------------
Total Corporate Obligations
  (Cost $135,616) ($ Thousands)                                         135,616
                                                                  -------------

COMMERCIAL PAPER (C)(E) -- 1.5%

FINANCIALS -- 1.5%
  Elysian Funding LLC
    5.415%, 06/13/07                                      4,617           4,617
  KKR Pacific Funding Trust
    5.348%, 01/02/07                                      2,308           2,307
  Ocala Funding LLC
    5.388%, 01/26/07                                      2,308           2,299
  Rhineland Funding Capital
    5.393%, 02/13/07                                      2,285           2,270
    5.380%, 01/25/07                                      2,909           2,897
  Witherspoon CDO Funding
    5.360%, 03/15/07                                      3,985           3,985
                                                                  -------------
Total Commercial Paper
  (Cost $18,375) ($ Thousands)                                           18,375
                                                                  -------------

ASSET-BACKED SECURITIES (C) (F) (G) -- 1.1%

MORTGAGE RELATED SECURITIES -- 1.1%
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    5.440%, 10/09/07                                      3,462           3,462
  Newcastle CDO, Ser 2005-6A,
    Cl IM1
    5.370%, 04/24/07                                        923             923
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AM6
    5.380%, 02/26/07                                        999             999
  Saturn Ventures II
    5.410%, 02/07/07                                      3,718           3,718
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM
    5.380%, 09/28/07                                      3,433           3,433
                                                                  -------------
Total Asset-Backed Securities
  (Cost $12,535) ($ Thousands)                                           12,535
                                                                  -------------

CASH EQUIVALENTS  -- 1.9%
  Merrill Lynch EBP Master, 5.220% **                 1,059,843           1,060
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.340% **                 21,494,298          21,494
                                                                  -------------
Total Cash Equivalents
  (Cost $22,554) ($ Thousands)                                           22,554
                                                                  -------------

MASTER NOTE (C) -- 1.1%
  Bank of America
    5.383%, 12/30/06                                     11,542          11,542
  Bear Stearns
    5.433%, 12/30/06                                      1,385           1,385
                                                                  -------------
Total Master Note
  (Cost $12,927) ($ Thousands)                                           12,927
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (C) -- 0.7%
  Barclays Bank (F) (G)
    5.440%, 06/11/07                              $       2,308   $       2,308
  CC USA MTN (G)
    5.520%, 06/18/07                                      4,617           4,617
  U.S. Trust of New York (F)
    5.390%, 03/13/07                                      1,847           1,847
                                                                  -------------
Total Certificates of Deposit
  (Cost $8,772) ($ Thousands)                                             8,772
                                                                  -------------

U.S. TREASURY OBLIGATION (A) (E) -- 0.0%
  U.S. Treasury Bill
    4.816%, 02/22/07                                        475             472
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $472) ($ Thousands)                                                 472
                                                                  -------------

REPURCHASE AGREEMENTS (C) (H) -- 3.3%
Barclays
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $5,204,996 (collateralized by a
    U.S. Government Obligation, par
    value $5,313,717, 0.000%, 06/18/08;
    with total market value $5,306,012)                   5,202           5,202
Deutsche Bank
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $2,240,097 (collateralized by
    various U.S. Government obligations,
    ranging in par value $25,162-$1,783,520,
    4.625%-6.250%, 02/01/11-04/03/25; with
    total market value $2,284,664)                        2,239           2,239
Lehman Brothers
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $32,336,627 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $76,870-$1,328,487,
    0.000%-7.350%,02/22/07-04/18/36; with total
    market value $32,964,126)                            32,318          32,318
                                                                  -------------
Total Repurchase Agreements
  (Cost $39,759) ($ Thousands)                                           39,759
                                                                  -------------
Total Investments -- 118.5%
  (Cost $1,184,732) ($ Thousands)#                                $   1,411,885
                                                                  =============




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
--------------------------------------------------------------------------------
                                                                     Unrealized
Type of                                  Number of   Expiration    Appreciation
Contract                                 Contracts         Date   ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                      166   March 2007            $144
                                                                  ==============

Percentages are based on Net Assets of $1,191,366 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006.
++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $218,647 ($Thousands).
(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $227,984
($ Thousands).
(D) This warrant does not have a strike price or expiration date.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(H) Tri-Party Repurchase Agreement
(I) This security is traded on a foreign stock exchange. The total value of such securities as of December 31, 2006 was $7,578 ($ Thousands) and represented 0.64% of Net Assets.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

# At December 31, 2006, the tax basis cost of the Fund's investments was $1,184,732 ($ Thousands), and the unrealized appreciation and depreciation were $257,750 ($ Thousands) and $(30,597) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------

COMMON STOCK -- 98.5%++

CONSUMER DISCRETIONARY -- 14.2%
  Aeropostale*                                           32,909   $       1,016
  Asbury Automotive Group                                34,593             815
  Bally Technologies (B)*                                 8,300             155
  BJ's Restaurants (B)*                                  83,600           1,690
  Blockbuster, Cl A*                                     44,256             234
  Blue Nile (B)*                                         42,900           1,583
  Blyth                                                  33,320             691
  Bob Evans Farms                                        24,293             831
  Books-A-Million                                         4,965             113
  Bright Horizons Family Solutions*                      33,783           1,306
  Brown Shoe                                             81,108           3,872
  Capella Education*                                      8,300             201
  Carter's (B)*                                          57,400           1,464
  Charlotte Russe Holding*                               58,713           1,805
  Charming Shoppes*                                     239,798           3,245
  Charter Communications*                               314,340             962
  Chipotle Mexican Grill, Cl A (B)*                      45,400           2,588
  Christopher & Banks                                    43,044             803
  Coach*                                                106,300           4,567
  Coinstar*                                              14,065             430
  CROCS (B)*                                            159,505           6,891
  CSK Auto (B)*                                         117,800           2,020
  Ctrip.com International ADR                            31,430           1,964
  Deckers Outdoor (B)*                                   22,617           1,356
  DeVry                                                   5,753             161
  Dick's Sporting Goods (B)*                             14,592             715
  Directed Electronics*                                   5,100              58
  Dover Downs Gaming & Entertainment                     58,150             777
  Dress Barn (B)*                                       163,539           3,815
  DSW, Cl A*                                              8,823             340
  Dufry South America (Brazil) (K)*                     166,200           2,180
  Eddie Bauer Holdings*                                 393,800           3,568
  Focus Media Holding ADR*                               20,281           1,346
  Gaiam, Cl A*                                          111,500           1,525
  GameStop, Cl A*                                        39,100           2,155
  Gildan Activewear*                                     36,100           1,683
  Gray Television                                       241,900           1,773
  GSI Commerce*                                          73,621           1,380
  Guess? (B)*                                            28,755           1,824
  Guitar Center (B)*                                     45,300           2,059
  Gymboree (B)*                                         116,492           4,445
  Hibbett Sporting Goods*                               119,533           3,649
  HOT Topic (B)*                                        148,850           1,986
  Interface, Cl A*                                       48,200             685
  Interstate Hotels & Resorts*                           19,028             142
  INVESTools*                                             8,400             116
  Jackson Hewitt Tax Service                             26,900             914
  K2*                                                    58,579             773
  Kellwood                                               27,638             899
  Laureate Education (B)*                                 7,856             382
  Life Time Fitness (B)*                                 46,800           2,270
  Lin TV, Cl A*                                         157,200           1,564
  LKQ (B)*                                               84,018           1,932
  Lodgenet Entertainment*                                78,448           1,964
  Maidenform Brands*                                     84,352           1,528
  Marvel Entertainment (B)*                             125,009           3,364
  McCormick & Schmick's Seafood Restaurants*             65,792           1,582
  Meritage Homes (B)*                                    20,100             959
  Monarch Casino & Resort*                               27,500             657
  Morningstar*                                           12,880             580
  NetFlix (B)*                                           53,500           1,384

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  New Oriental Education & Technology Group ADR*         10,757   $         361
  Noble International                                     1,800              36
  Nutri/System (B)*                                      70,585           4,474
  O'Charleys*                                            16,971             361
  Outdoor Channel Holdings (B)*                         118,400           1,519
  Payless Shoesource*                                    31,238           1,025
  Perry Ellis International*                             22,685             930
  PF Chang's China Bistro (B)*                            9,386             360
  Phillips-Van Heusen                                    41,920           2,103
  Pool (B)                                               25,690           1,006
  Priceline.com (B)*                                     58,865           2,567
  Quiksilver (B)*                                       405,600           6,388
  Regis                                                  41,300           1,633
  Retail Ventures*                                       52,717           1,004
  RRSat Global Communications Network*                   85,800           1,114
  Ruby Tuesday                                           31,100             853
  Sauer-Danfoss                                          30,620             988
  Scholastic*                                            24,681             885
  Select Comfort (B)*                                   109,828           1,910
  Shutterfly (B)*                                        73,400           1,057
  Sonic (B)*                                            130,450           3,124
  Sonic Automotive, Cl A (B)                             41,245           1,198
  Sotheby's Holdings                                     47,630           1,478
  Standard Motor Products                                54,524             817
  Standard-Pacific                                       50,600           1,356
  Steven Madden (B)                                      27,730             973
  Tempur-Pedic International (B)*                       153,645           3,144
  Tenneco*                                               35,100             868
  Timberland, Cl A*                                      67,100           2,119
  Town Sports International Holdings*                    43,700             720
  Tractor Supply (B)*                                    23,200           1,037
  Tupperware Brands                                      16,400             371
  Tween Brands (B)*                                      22,200             886
  Under Armour, Cl A (B)*                               126,902           6,402
  VistaPrint*                                            20,159             667
  Volcom*                                                58,300           1,724
  West Marine*                                           12,125             209
  WMS Industries (B)*                                    65,400           2,280
  Wolverine World Wide                                   42,635           1,216
  Zumiez (B)*                                            56,500           1,669
                                                                  -------------
                                                                        160,568
                                                                  -------------
CONSUMER STAPLES -- 1.7%
  Alliance One International*                           139,298             983
  Chattem (B)*                                            6,900             346
  Hain Celestial Group*                                  46,525           1,452
  Lance                                                 141,000           2,831
  Longs Drug Stores                                      31,300           1,326
  Mannatech (B)                                          75,300           1,109
  MGP Ingredients (B)                                    46,200           1,045
  NBTY*                                                  94,916           3,946
  Pantry*                                                34,300           1,607
  Physicians Formula Holdings*                           69,600           1,301
  Premium Standard Farms                                 22,631             420
  Reddy Ice Holdings                                     13,247             342
  Susser Holdings*                                       27,000             486
  United Natural Foods (B)*                              40,500           1,455
                                                                  -------------
                                                                         18,649
                                                                  -------------
ENERGY -- 7.5%
  Allis-Chalmers Energy*                                 35,500             818
  Arena Resources*                                       31,590           1,349
  Arlington Tankers                                      78,800           1,841
  Atwood Oceanics*                                       42,900           2,101

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  BA Energy (Canada) (I) (K)*                           145,000   $       1,184
  Basic Energy Services*                                179,400           4,422
  Bois d'Arc Energy*                                     56,800             831
  Bronco Drilling*                                      125,300           2,154
  Cabot Oil & Gas                                        38,500           2,335
  Cal Dive International*                               154,500           1,939
  CARBO Ceramics (B)                                     42,600           1,592
  Clayton Williams Energy*                               23,200             842
  Complete Production Services*                         175,700           3,725
  Compton Petroleum (Canada) (K)*                        63,300             579
  Comstock Resources*                                    91,400           2,839
  Core Laboratories*                                     19,430           1,574
  Delek US Holdings*                                    117,000           1,918
  Denbury Resources (B)*                                 25,126             698
  Dresser-Rand Group*                                    40,326             987
  Dril-Quip (B)*                                         55,370           2,168
  Encore Acquisition*                                    90,900           2,230
  Evergreen Energy*                                     143,600           1,420
  EXCO Resources*                                        54,323             919
  Foundation Coal Holdings                               38,600           1,226
  Hercules Offshore*                                    118,700           3,430
  Hydril*                                                10,900             819
  Infinity Bio-Energy (I)*                              484,123           2,580
  Input/Output (B)*                                     268,593           3,661
  Kodiak Oil & Gas*                                     119,900             470
  Lufkin Industries                                      13,400             778
  Matrix Service*                                        57,800             931
  Na Oil Sands (Canada) (D) (G) (I) (K)*                300,000           3,094
  Natural Gas Services Group (B)*                        93,500           1,300
  Oilsands Quest (B)*                                   350,500           1,759
  OPTI (Canada) (K)*                                    185,500           3,153
  Pacific Ethanol (B)*                                   34,000             523
  Rentech*                                              505,000           1,904
  Superior Energy Services*                              31,373           1,025
  Swift Energy*                                          10,240             459
  SXR Uranium One (Canada) (K)*                         214,549           2,950
  Synenco Energy (Canada) (D) (G) (H) (K)*               37,852             465
  Synenco Energy (Canada) (K)*                           31,600             389
  Synenco Energy, Cl A (Canada) (K)*                    141,260           1,737
  Tetra Technologies (B)*                                23,715             607
  Union Drilling*                                        72,000           1,014
  US BioEnergy*                                         108,000           1,836
  USEC                                                   71,380             908
  Vaalco Energy (B)*                                    185,400           1,251
  VeraSun Energy*                                        20,700             409
  Veritas DGC*                                           15,317           1,312
  W-H Energy Services*                                   34,400           1,675
  World Fuel Services                                    52,655           2,341
                                                                  -------------
                                                                         84,471
                                                                  -------------
FINANCIALS -- 10.3%
  Acadia Realty Trust+                                   72,600           1,816
  Advance America Cash Advance Centers                   30,000             439
  Affiliated Managers Group (B)*                         32,681           3,436
  American Equity Investment Life Holding                72,800             949
  American Home Mortgage Investment+                     64,300           2,258
  Amerisafe*                                            213,576           3,302
  Asta Funding (B)                                       31,400             956
  Bank of the Ozarks (B)                                 13,200             436
  Bankunited Financial, Cl A                             31,082             869
  Canaccord Capital (Canada) (K)                        162,400           2,596
  Cascade Bancorp (B)                                    40,913           1,269
  Cash America International                             47,569           2,231

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Center Financial                                       45,700   $       1,095
  CoBiz                                                  18,500             408
  Community Bancorp*                                      5,800             175
  CompuCredit (B)*                                       32,900           1,310
  Corus Bankshares                                       35,507             819
  Cowen Group*                                           40,096             848
  Delphi Financial Group, Cl A                           67,325           2,724
  Dollar Financial*                                      67,500           1,881
  Dundee (Canada)+ (K)                                   64,500           2,142
  Dundee Wealth Management (Canada) (K)                 158,991           1,880
  eHealth (B)*                                           13,200             265
  Entertainment Properties Trust+                         7,132             417
  Evercore Partners, Cl A*                               24,200             892
  Ezcorp, Cl A (B)*                                      98,700           1,604
  FelCor Lodging Trust+                                 123,100           2,688
  First Cash Financial Services (B)*                    151,100           3,909
  First Mercury Financial*                               51,200           1,204
  First Regional Bancorp*                                14,800             505
  First Republic Bank                                    47,300           1,848
  FirstFed Financial*                                    36,967           2,476
  Glacier Bancorp (B)                                    58,418           1,428
  Gluskin Sheff + Associates (Canada) (H) (K)            89,700           1,195
  Gluskin Sheff + Associates (Canada) (K)*               29,600             394
  GMP Capital Trust (Canada) (K)*                        59,600           1,116
  Greenhill (B)                                          47,700           3,520
  Grubb & Ellis Realty Advisors*                        354,400           2,180
  HCC Insurance Holdings                                 38,900           1,248
  Hercules Technology Growth Capital                     45,000             641
  Hersha Hospitality Trust+                             200,500           2,274
  Highbury Financial*                                    38,500             224
  Highbury Financial Units*                             115,400           1,039
  Intervest Bancshares (B)*                              13,600             468
  Investment Technology Group*                           32,000           1,372
  ITLA Capital                                            1,213              70
  Kansas City Life Insurance                             20,300           1,017
  KBW*                                                    6,900             203
  MFA Mortgage Investments+                             204,400           1,572
  Midwest Banc Holdings (B)                              70,700           1,679
  Move*                                                 402,500           2,218
  Nara Bancorp                                           52,000           1,088
  NASDAQ Stock Market*                                   70,300           2,165
  NewStar Financial*                                     72,000           1,328
  NNN Realty Advisors                                   241,000           2,410
  Ocwen Financial*                                       53,261             845
  optionsXpress Holdings                                 90,600           2,056
  Penson Worldwide*                                      16,000             439
  PFF Bancorp                                            48,260           1,665
  Platinum Underwriters Holdings                         55,660           1,722
  Portfolio Recovery Associates (B)*                     61,200           2,857
  Preferred Bank                                          9,300             559
  Premierwest Bancorp                                     5,895              94
  PrivateBancorp                                         30,100           1,253
  RAIT Financial Trust+                                  72,700           2,507
  Redwood Trust+                                          7,069             411
  Signature Bank (B)*                                    57,700           1,788
  Smithtown Bancorp (B)                                   7,900             214
  Sterling Financial, Washington Shares                  32,200           1,089
  Suffolk Bancorp                                         6,200             236
  SVB Financial Group (B)*                               56,000           2,611
  Thomas Weisel Partners Group (B)*                     125,300           2,644
  Tower Group (B)                                        46,500           1,445
  TradeStation Group (B)*                               191,805           2,637

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Triad Guaranty*                                        14,535   $         798
  UCBH Holdings                                          75,500           1,326
  United Fire & Casualty                                 48,400           1,706
  United Security Bancshares (B)                          3,500              84
  Virginia Commerce Bancorp (B)*                         20,100             400
  Wilshire Bancorp                                       44,300             840
  Winthrop Realty Trust+                                202,500           1,387
  World Acceptance (B)*                                  42,094           1,976
  WSB Financial Group*                                   24,600             472
                                                                  -------------
                                                                        116,557
                                                                  -------------
HEALTH CARE -- 16.9%
  Adams Respiratory Therapeutics*                         9,970             407
  Advanced Magnetics*                                    26,429           1,578
  Affymetrix (B)*                                       146,500           3,378
  Albany Molecular Research*                             11,838             125
  Align Technology (B)*                                  72,900           1,018
  Alkermes (B)*                                         295,500           3,951
  Alliance Imaging*                                     327,500           2,178
  Alnylam Pharmaceuticals (B)*                            4,900             105
  Alpharma, Cl A                                         37,622             907
  American Dental Partners*                              24,002             453
  AMERIGROUP*                                            62,150           2,231
  AMN Healthcare Services*                               56,380           1,553
  Amsurg*                                                78,500           1,805
  Anesiva*                                               71,300             499
  Applera - Celera Group*                               104,300           1,459
  Apria Healthcare Group*                                93,761           2,499
  Arena Pharmaceuticals*                                113,100           1,460
  Ariad Pharmaceuticals*                                285,400           1,467
  Array Biopharma*                                       81,500           1,053
  Arrow International                                    25,826             914
  Arthrocare*                                            36,585           1,460
  BioMarin Pharmaceuticals*                              81,945           1,343
  Biosite*                                               50,200           2,452
  Bradley Pharmaceuticals*                               38,967             802
  Candela*                                               69,100             855
  Cardiome Pharma*                                      102,822           1,146
  Cell Genesys (B)*                                     304,800           1,033
  Centene*                                               34,800             855
  Combinatorx (B)*                                       51,900             449
  Computer Programs & Systems                            17,017             578
  Conceptus (B)*                                         92,100           1,961
  Corvel*                                                22,647           1,077
  Cubist Pharmaceuticals (B)*                           266,100           4,819
  Cutera*                                                29,762             804
  CV Therapeutics (B)*                                  652,300           9,106
  Cynosure, Cl A*                                        79,612           1,260
  Cypress Bioscience*                                    94,396             732
  deCODE genetics (B)*                                   62,800             284
  Digene (B)*                                           101,970           4,886
  Diversa*                                               57,900             630
  DJO (B)*                                                9,200             394
  Emageon*                                              107,900           1,657
  Emisphere Technologies (B)*                            64,000             339
  Encysive Pharmaceuticals*                             344,800           1,452
  Enzon Pharmaceuticals*                                132,554           1,128
  Exelixis*                                             287,821           2,590
  Five Star Quality Care (B)*                           197,300           2,200
  Greatbatch (B)*                                        48,900           1,316
  Healthspring*                                          46,728             951
  Healthways*                                            25,147           1,200
  Hologic (B)*                                           27,250           1,288
  Home Diagnostics*                                     116,600           1,236
  Human Genome Sciences (B)*                            222,552           2,769
  Illumina (B)*                                          29,100           1,144
  Immucor*                                              103,133           3,015

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Incyte*                                               332,000   $       1,939
  InterMune (B)*                                         23,669             728
  Inverness Medical Innovations*                         30,210           1,169
  Isis Pharmaceuticals*                                  27,316             304
  Ista Pharmaceuticals (B)*                             204,600           1,451
  Kendle International*                                  33,250           1,046
  Keryx Biopharmaceuticals*                             112,000           1,490
  KV Pharmaceutical, Cl A (B)*                           20,100             478
  Kyphon*                                                14,200             574
  Landauer                                               16,040             842
  LeMaitre Vascular*                                     71,300             428
  Lexicon Genetics*                                      80,445             290
  Lifecell (B)*                                          30,700             741
  Luminex*                                               44,600             566
  Medarex (B)*                                          458,700           6,784
  Medcath*                                               35,160             962
  MEDecision (B)*                                        54,900             549
  Medicines*                                             70,544           2,238
  Medicis Pharmaceutical, Cl A                           46,163           1,622
  Mentor                                                 98,390           4,808
  Merge Technologies*                                    32,900             216
  Metabolix*                                            108,000           2,046
  MGI Pharma (B)*                                        99,500           1,832
  Micrus Endovascular*                                  148,000           2,824
  Molecular Devices*                                     46,500             980
  Molina Healthcare*                                     26,053             847
  Myriad Genetics (B)*                                   81,068           2,537
  Nastech Pharmaceutical (B)*                           175,800           2,660
  National Healthcare                                       406              22
  Nektar Therapeutics (B)*                               52,800             803
  Neurocrine Biosciences (B)*                             9,600             100
  New River Pharmaceuticals (B)*                         10,200             558
  Noven Pharmaceuticals*                                128,103           3,260
  Odyssey HealthCare*                                   162,200           2,151
  Option Care                                           115,700           1,649
  OraSure Technologies*                                  68,500             566
  OSI Pharmaceuticals (B)*                                6,200             217
  Pain Therapeutics (B)*                                148,783           1,324
  Palomar Medical Technologies (B)*                      16,800             851
  Par Pharmaceutical*                                    15,200             340
  PDL BioPharma (B)*                                    108,000           2,175
  Penwest Pharmaceuticals (B)*                           55,702             926
  PharmaNet Development Group*                           19,837             438
  Phase Forward*                                         44,771             671
  PolyMedica                                             62,400           2,522
  Pozen*                                                 34,700             590
  Profarma Distribuidora de Produtos
    Farmaceuticos (Brazil) (K)*                         121,400           1,672
  Progenics Pharmaceuticals*                             27,900             718
  PSS World Medical (B)*                                158,328           3,092
  Psychiatric Solutions*                                 71,190           2,671
  Quidel*                                                44,100             601
  Regeneron Pharmaceuticals*                            108,825           2,184
  Rigel Pharmaceuticals*                                122,600           1,455
  Salix Pharmaceuticals*                                  7,700              94
  Savient Pharmaceuticals*                               41,443             465
  Sciele Pharma (B)*                                    143,078           3,434
  Senomyx*                                               17,621             229
  Sirona Dental Systems*                                  8,500             327
  Somanetics*                                             8,300             189
  Spectranetics*                                         47,927             541
  Sun Healthcare Group*                                  61,600             778
  SuperGen*                                             232,770           1,182
  SurModics (B)*                                         68,400           2,129
  Symbion*                                               95,800           1,773
  Taro Pharmaceuticals Industries*                      118,400           1,184
  Telik (B)*                                            149,000             660

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Tercica (B)*                                          137,100   $         685
  Theravance*                                            29,857             922
  Trimeris (B)*                                          39,400             501
  United Surgical Partners International (B)*            13,800             391
  United Therapeutics (B)*                               75,300           4,094
  Ventana Medical Systems (B)*                           26,865           1,156
  ViaCell*                                               42,300             200
  Viropharma*                                            50,500             739
  West Pharmaceutical Services                           85,598           4,385
  Xenoport*                                               4,500             110
  Zoll Medical (B)*                                      31,796           1,852
                                                                  -------------
                                                                        190,778
                                                                  -------------
INDUSTRIALS -- 14.6%
  ABX Air (B)*                                          109,600             759
  Active Power*                                         180,000             472
  Acuity Brands                                          82,420           4,289
  Advisory Board*                                        55,947           2,995
  Airtran Holdings (B)*                                  44,769             526
  Amerco*                                                25,700           2,236
  American Commercial Lines (B)*                         52,905           3,466
  American Reprographics (B)*                            75,313           2,509
  American Science & Engineering (B)*                    23,300           1,387
  American Woodmark (B)                                  76,204           3,189
  Ameron International                                   10,868             830
  Apogee Enterprises                                     49,381             954
  Applied Industrial Technologies                        60,878           1,602
  Aries Maritime Transport                              104,500             958
  Armor Holdings*                                        32,500           1,783
  Atlas Air Worldwide Holdings*                           3,900             174
  Basin Water (B)*                                      193,500           1,310
  BE Aerospace (B)*                                     113,060           2,903
  Blount International*                                 100,500           1,353
  Builders FirstSource (B)*                              52,900             943
  Canadian Solar (B)*                                   133,600           1,400
  Ceradyne (B)*                                          61,350           3,466
  Chart Industries*                                      58,200             943
  Chicago Bridge & Iron                                  51,355           1,404
  Clean Harbors*                                         35,100           1,699
  Comfort Systems USA                                    33,200             420
  COMSYS IT Partners*                                    54,200           1,095
  Consolidated Graphics*                                 37,700           2,227
  Continental Airlines, Cl B*                             4,800             198
  Corrections of America*                                24,660           1,115
  CoStar Group*                                           7,932             425
  CRA International*                                     29,775           1,560
  Dynamic Materials (B)                                 120,900           3,397
  ESCO Technologies (B)*                                 40,400           1,836
  Evergreen Solar (B)*                                   69,200             524
  ExpressJet Holdings*                                  151,627           1,228
  First Solar*                                           41,800           1,246
  Flint Energy Services (Canada) (K)*                    71,500           1,828
  Force Protection*                                     201,900           3,164
  Freightcar America                                     58,664           3,253
  Gardner Denver*                                        93,140           3,475
  General Cable (B)*                                    131,574           5,751
  Genlyte Group*                                         17,825           1,392
  Geo Group*                                             23,450             880
  Goodman Global*                                       130,700           2,248
  GrafTech International*                               617,806           4,275
  Granite Construction                                   55,499           2,793
  Grupo Aeroportuario del Sureste ADR*                   49,500           2,102
  H&E Equipment Services*                                77,600           1,922
  Heico, Cl A                                            30,107             981

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Herman Miller                                          14,400   $         524
  Hexcel (B)*                                            63,000           1,097
  Horizon Lines, Cl A                                    41,919           1,130
  HUB Group, Cl A*                                      142,268           3,919
  ICT Group*                                             10,400             328
  IHS, Cl A*                                             37,958           1,499
  II-VI*                                                 22,500             629
  Infrasource Services*                                  38,925             847
  Innerworkings*                                         61,361             979
  Insteel Industries                                     42,000             747
  John H. Harland                                        40,372           2,027
  Kenexa (B)*                                            53,354           1,775
  Kennametal                                             15,031             885
  Kforce*                                                31,400             382
  Knight Transportation (B)                             106,425           1,814
  Knoll*                                                158,200           3,480
  Korn/Ferry International*                              26,770             615
  Labor Ready*                                           29,400             539
  Lamson & Sessions (B)*                                105,700           2,564
  Layne Christensen*                                     11,800             387
  Lincoln Electric Holdings                              58,000           3,504
  Mcgrath Rentcorp                                       16,300             499
  NACCO Industries, Cl A                                  5,536             756
  Navigant Consulting*                                   29,800             589
  NCI Building Systems (B)*                              84,400           4,368
  Nordson                                                14,200             708
  Orbital Sciences*                                      49,926             921
  PAM Transportation Services*                           16,600             365
  Perini*                                                 2,000              62
  PW Eagle (B)*                                           9,000             310
  Quanta Services*                                       70,985           1,396
  Railpower Technologies (Canada) (H) (K)*              161,700             210
  RBC Bearings*                                          51,525           1,477
  Regal-Beloit                                           57,600           3,025
  Robbins & Myers                                        19,957             916
  Saia*                                                  29,665             688
  Simpson Manufacturing                                  59,800           1,893
  Standard Parking*                                      11,500             442
  Sun Hydraulics                                          6,700             137
  Superior Essex*                                        36,415           1,211
  TAL International Group*                              118,200           3,155
  Taleo, Cl A*                                           61,233             837
  Tredegar                                               41,922             948
  United Industrial                                      35,400           1,797
  United Rentals*                                        63,800           1,622
  Universal Forest Products (B)                          46,600           2,172
  Universal Truckload Services*                          36,000             855
  Valley National Gases                                   2,300              61
  Valmont Industries                                     18,037           1,001
  Wabtec                                                104,384           3,171
  Waste Industries USA                                    5,000             153
  Watson Wyatt Worldwide, Cl A                           96,382           4,352
  Williams Scotsman International*                      102,300           2,007
                                                                  -------------
                                                                        164,660
                                                                  -------------
INFORMATION TECHNOLOGY -- 27.7%
  24/7 Real Media (B)*                                  306,800           2,777
  Actel*                                                 43,773             795
  Adaptec*                                              524,439           2,444
  Advanced Energy Industries*                           153,200           2,891
  Advent Software*                                       38,800           1,369
  Aeroflex*                                              37,300             437
  Akamai Technologies (B)*                               62,800           3,336
  Allot Communications*                                 117,073           1,371
  Amkor Technology (B)*                                 327,940           3,063
  Anadigics (B)*                                         96,275             853

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Ansoft*                                                54,180   $       1,506
  aQuantive (B)*                                        210,413           5,189
  Arris Group (B)*                                      214,936           2,689
  Art Technology Group (B)*                             291,796             680
  AsiaInfo Holdings*                                     59,739             459
  Asyst Technologies*                                   378,900           2,770
  ATMI*                                                  24,486             748
  Blackbaud                                              61,396           1,596
  Blackboard (B)*                                        43,129           1,296
  Brooks Automation (B)*                                308,600           4,444
  Captaris*                                             117,655             914
  CMGI*                                                 603,623             809
  CNET Networks (B)*                                    296,300           2,693
  Cogent*                                               121,800           1,341
  Color Kinetics*                                        36,000             769
  CommScope*                                             86,485           2,636
  Commvault Systems*                                    105,200           2,105
  Comtech Group (B)*                                     84,535           1,538
  Concur Technologies (B)*                               37,389             600
  Covansys*                                              34,752             798
  CPI International*                                     10,100             151
  Cray*                                                 171,954           2,043
  Credence Systems*                                     215,803           1,122
  Cree (B)*                                              93,500           1,619
  CSG Systems International (B)*                        144,455           3,861
  Cymer (B)*                                             45,221           1,987
  DealerTrack Holdings*                                 130,239           3,832
  Digimarc*                                             215,729           1,903
  Digital River (B)*                                     14,800             826
  Diodes (B)*                                            81,080           2,877
  Eagle Test Systems*                                    32,600             475
  EFJ*                                                  123,700             834
  Emergis (Canada) (K)*                                 367,400           1,667
  Emulex*                                               107,703           2,101
  EPIQ Systems*                                          61,600           1,045
  Euronet Worldwide (B)*                                130,280           3,868
  F5 Networks*                                            8,620             640
  Factset Research Systems                               47,075           2,659
  Finisar (B)*                                          460,600           1,488
  Flextronics International*                            163,095           1,872
  Formfactor*                                            36,425           1,357
  Forrester Research*                                    29,015             787
  Greenfield Online*                                     66,663             953
  Heartland Payment Systems (B)*                         38,800           1,096
  Hittite Microwave*                                     33,890           1,095
  Hutchinson Technology*                                108,800           2,564
  i2 Technologies (B)*                                  122,296           2,791
  i2 Technologies*                                        4,229              96
  Imation                                                50,200           2,331
  Immersion*                                            542,600           3,934
  Informatica (B)*                                       79,400             969
  infoUSA                                               125,900           1,499
  Integrated Silicon Solution*                          107,285             617
  Interdigital Communications (B)*                       98,700           3,311
  Internap Network Services (B)*                         50,213             998
  Interwoven*                                            64,001             939
  Intevac*                                               62,350           1,618
  IPG Photonics (B)*                                     11,800             283
  Itron (B)*                                             82,246           4,264
  j2 Global Communications (B)*                          88,665           2,416
  JDA Software Group*                                   188,300           2,593
  Jupitermedia*                                         258,800           2,050
  Knot*                                                  37,400             981
  Komag (B)*                                             79,400           3,008
  Kronos*                                                 2,900             107
  Lattice Semiconductor*                                851,600           5,518

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Lightbridge*                                          119,526   $       1,618
  Lionbridge Technologies*                              426,500           2,747
  Liquidity Services*                                    94,057           1,619
  Littelfuse*                                            86,431           2,755
  LoJack (B)*                                            51,600             881
  LoopNet (B)*                                           53,356             799
  LTX*                                                   42,200             236
  Macrovision*                                           53,300           1,506
  Magma Design Automation*                               66,546             594
  Manhattan Associates*                                  75,009           2,256
  Marchex, Cl B (B)*                                    373,400           4,996
  Mastec*                                               112,800           1,302
  Mattson Technology*                                    75,200             701
  MAXIMUS                                                61,000           1,878
  Mentor Graphics*                                       47,169             850
  Micros Systems (B)*                                    27,150           1,431
  Microsemi (B)*                                        231,503           4,549
  MicroStrategy, Cl A (B)*                               35,589           4,057
  MTS Systems                                             9,700             375
  Net 1 UEPS Technologies (B)*                           40,144           1,187
  Netlogic Microsystems*                                 29,413             638
  Novatel*                                               21,398             854
  Nuance Communications (B)*                            208,314           2,387
  Occam Networks*                                        28,500             470
  Omnivision Technologies (B)*                           91,700           1,252
  ON Semiconductor (B)*                                 415,500           3,145
  Online Resources*                                      99,200           1,013
  OSI Systems*                                          103,400           2,164
  Packeteer*                                             39,900             543
  Palm*                                                 127,400           1,795
  Parkervision*                                         205,800           2,295
  PC Connection*                                         68,900           1,022
  Pemstar*                                              196,927             758
  Perficient*                                            42,454             697
  Pixelworks*                                           432,050             989
  Planar Systems*                                        63,588             615
  PLX Technology (B)*                                   228,645           2,982
  PMC - Sierra*                                         217,700           1,461
  Polycom (B)*                                          380,985          11,776
  Power Integrations*                                    38,094             893
  Powerwave Technologies*                               298,900           1,928
  Presstek (B)*                                         113,422             721
  Quality Systems*                                       37,828           1,410
  Rackable Systems (B)*                                  75,300           2,332
  Radyne*                                                71,800             771
  RealNetworks (B)*                                     328,205           3,591
  Red Hat*                                              359,100           8,259
  RF Micro Devices (B)*                                 689,800           4,684
  Rogers*                                                16,280             963
  Rudolph Technologies*                                 138,500           2,205
  Seachange International*                              169,100           1,728
  Secure Computing*                                     127,400             836
  Sigma Designs (B)*                                     28,752             732
  Silicon Image*                                        106,041           1,349
  Silicon Storage Technology*                           188,308             849
  Sina (B)*                                               8,713             250
  Sirf Technology Holdings (B)*                         100,900           2,575
  Skyworks Solutions*                                   522,166           3,697
  Smith Micro Software (B)*                              73,125           1,038
  Solectron (B)*                                        769,200           2,477
  Sonus Networks (B)*                                   146,463             965
  Spatialight*                                           44,400              60
  Spatialight (D) (G)*                                  100,000             135
  Spatialight (I)*                                        8,667              11
  Spatialight (I)*                                      110,000             134
  Stratasys (B)*                                         17,544             551
  Sunpower, Cl A (B)*                                    13,781             512

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Supertex*                                              29,355   $       1,152
  Sybase (B)*                                            57,247           1,414
  SYKES Enterprises*                                    137,855           2,432
  Symmetricom (B)*                                      172,900           1,542
  Synaptics*                                              9,000             267
  SYNNEX*                                                30,299             665
  TAC Acquisition*                                      293,800           1,628
  Tessera Technologies (B)*                              48,500           1,956
  THQ (B)*                                              140,425           4,567
  TIBCO Software*                                       216,000           2,039
  Transaction Systems Architects*                        19,139             623
  Travelzoo*                                              7,012             210
  Trident Microsystems*                                 117,300           2,132
  Triquint Semiconductor (B)*                           718,600           3,234
  TTM Technologies*                                      58,700             665
  Ultra Clean Holdings*                                  31,200             385
  United Online (B)                                     144,300           1,916
  Universal Display (B)*                                 94,200           1,414
  VA Software (B)*                                      103,466             520
  Valueclick*                                            29,188             690
  Varian Semiconductor Equipment Associates*             85,325           3,884
  Vasco Data Security International*                     62,022             735
  Veeco Instruments*                                     31,400             588
  VeriFone Holdings (B)*                                153,150           5,421
  Vignette*                                              25,207             430
  WebEx Communications (B)*                              98,307           3,430
  Websense*                                              63,100           1,441
  Wind River Systems*                                   428,600           4,393
  Wright Express*                                       100,355           3,128
                                                                  -------------
                                                                        311,711
                                                                  -------------
MATERIALS -- 3.8%
  ADA-ES (B)*                                            29,800             485
  AK Steel Holding*                                     132,500           2,239
  Brush Engineered Materials (B)*                        46,605           1,574
  Buckeye Technologies*                                  72,015             863
  Carpenter Technology                                   17,500           1,794
  CF Industries Holdings                                 38,423             985
  Chaparral Steel                                        21,809             966
  Cleveland-Cliffs                                      106,000           5,135
  First Quantum Minerals (Canada) (K)                    61,400           3,311
  Grande Cache Coal (Canada) (K)*                       339,700             274
  Graphic Packaging*                                    184,854             800
  Greif, Cl A                                            15,505           1,836
  Headwaters*                                            57,800           1,385
  Hercules                                              160,500           3,099
  Innospec                                               20,624             960
  Metal Management                                       32,775           1,241
  Myers Industries                                        8,000             125
  Neenah Paper                                            9,324             329
  Oregon Steel Mills*                                    20,304           1,267
  Pioneer*                                               13,100             375
  Rock-Tenn, Cl A                                        32,821             890
  Schnitzer Steel Industries, Cl A                       61,800           2,454
  Schweitzer-Mauduit International                        6,652             173
  Sherritt International (Canada) (K)*                  212,500           2,263
  Spartech                                               27,776             728
  Steel Dynamics                                         55,200           1,791
  Symyx Technologies*                                   133,900           2,891
  Wheeling-Pittsburgh*                                  118,500           2,220
                                                                  -------------
                                                                         42,453
                                                                  -------------
TELECOMMUNICATION SERVICES -- 1.3%
  Atlantic Tele-Network                                   4,400             129
  Cbeyond (B)*                                           21,768             666

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Centennial Communications*                             85,000   $         611
  Cincinnati Bell*                                      181,087             828
  CT Communications                                      41,466             950
  Fairpoint Communications                              141,000           2,672
  NeuStar, Cl A (B)*                                     28,503             925
  NTELOS Holdings*                                       11,900             213
  SBA Communications, Cl A (B)*                         120,954           3,326
  Syniverse Holdings*                                    94,100           1,410
  Time Warner Telecom, Cl A (B)*                         67,118           1,338
  US LEC, Cl A*                                          95,489             889
  USA Mobility                                           32,860             735
                                                                  -------------
                                                                         14,692
                                                                  -------------
UTILITIES -- 0.5%
  Avista                                                 30,898             782
  Ormat Technologies                                    106,000           3,903
  Unisource Energy                                       23,062             842
                                                                  -------------
                                                                          5,527
                                                                  -------------
Total Common Stock
  (Cost $998,337) ($ Thousands)                                       1,110,066
                                                                  -------------

EXCHANGE TRADED FUND  -- 0.1%
  NASDAQ-100 Trust, Ser 1 (B)*                           18,340             792
                                                                  -------------
Total Exchange Traded Fund
  (Cost $790) ($ Thousands)                                                 792
                                                                  -------------

                                                         Number
                                                    of Warrants
                                                    -----------

WARRANTS  -- 0.1%
  Infinity Bio-Energy,
     Expires 05/23/10* (I)                              968,246             465
  Parkervision* (D) (G) (I)                              17,500              63
  TAC Acquisition, Expires 06/28/10*                    709,000               3
                                                                  -------------
Total Warrants
  (Cost $702) ($ Thousands)                                                 531
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 13.1%

FINANCIALS -- 13.1%
  Allstate Life Global Funding II MTN (F) (H)
    5.390%, 01/17/08                              $       2,309           2,309
  American General Finance (F) (H)
    5.400%, 01/17/08                                      7,279           7,278
  Bear Stearns EXL (F)
    5.390%, 01/17/08                                      8,935           8,935
  Countrywide Financial MTN (F)
    5.443%, 06/27/07                                      3,012           3,012
  Countrywide Financial MTN, Ser A (F)
    5.448%, 10/31/07                                      7,529           7,529
  Dekabank (F) (H)
    5.394%, 11/20/07                                      9,286           9,286
  Irish Life & Permanent MTN, Ser X (F) (H)
    5.390%, 01/21/08                                      6,676           6,676
  Islandsbanki (F) (H)
    5.420%, 03/22/07                                      4,267           4,267
    5.400%, 04/06/07                                      7,530           7,530
  Jackson National Life Funding (F) (H)
    5.349%, 01/03/08                                     11,043          11,043

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Kaupthing Bank MTN (F) (H)
    5.430%, 03/20/07                              $      12,549   $      12,549
  Landsbanki Islands (F) (H)
    5.430%, 03/16/07                                      9,537           9,537
  Morgan Stanley EXL (F)
    5.380%, 01/04/08                                      1,757           1,757
  Morgan Stanley EXL, Ser S (F)
    5.370%, 01/07/08                                      2,510           2,510
  Natexis Banques (F) (H)
    5.360%, 01/17/08                                      4,894           4,894
  Nationwide Building Society (F) (H)
    5.423%, 10/26/07                                      2,761           2,761
    5.380%, 01/07/08                                      5,020           5,020
  Nordbank (F) (H)
    5.380%, 01/24/08                                      8,534           8,533
  Northern Rock (F) (H)
    5.390%, 01/03/08                                      5,170           5,170
  Pacific Life Global Funding (F) (H)
    5.400%, 01/14/08                                      3,765           3,765
  Premium Asset Trust,
    Ser 2004-10 (F) (H)
    5.410%, 01/17/08                                      7,028           7,028
  SLM EXL, Ser S (F) (H)
    5.350%, 01/17/08                                      5,522           5,522
  Skandinav Enskilda Bank (F) (H)
    5.350%, 01/18/08                                      5,522           5,521
  Stanfield Victoria LLC MTN (H)
    5.445%, 06/11/07                                      5,020           5,019
                                                                  -------------
Total Corporate Obligations
  (Cost $147,451) ($ Thousands)                                         147,451
                                                                  -------------
COMMERCIAL PAPER (C)(E) -- 1.8%

FINANCIALS -- 1.8%
  Elysian Funding LLC
    5.415%, 06/13/07                                      5,020           5,020
  KKR Pacific Funding Trust
    5.348%, 01/02/07                                      2,510           2,509
  Ocala Funding LLC
    5.388%, 01/26/07                                      2,510           2,500
  Rhineland Funding Capital
    5.393%, 02/13/07                                      2,485           2,468
    5.380%, 01/25/07                                      3,162           3,150
  Witherspoon CDO Funding
    5.360%, 03/15/07                                      4,332           4,332
                                                                  -------------
Total Commercial Paper
  (Cost $19,979) ($ Thousands)                                           19,979
                                                                  -------------

ASSET-BACKED SECURITIES (C) (F) (H) -- 1.2%

MORTGAGE RELATED SECURITIES -- 1.2%
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    5.440%, 10/09/07                                      3,764           3,764
  Newcastle CDO, Ser 2005-6A,
    Cl IM1
    5.370%, 04/24/07                                      1,004           1,004
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6
    5.380%, 02/26/07                                      1,086           1,086
  Saturn Ventures II
    5.410%, 02/07/07                                      4,042           4,042

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM (C) (F) (H)
    5.380%, 09/28/07                              $       3,733   $       3,733
                                                                  -------------
Total Asset-Backed Securities
  (Cost $13,629) ($ Thousands)                                           13,629
                                                                  -------------
CASH EQUIVALENTS  -- 1.4%
  Merrill Lynch EBP Master, 5.220% **                 2,435,031           2,435
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.340% **                 13,360,611          13,361
                                                                  -------------
Total Cash Equivalents
  (Cost $15,796) ($ Thousands)                                           15,796
                                                                  -------------
MASTER NOTE (C) -- 1.3%
  Bank of America
    5.383%, 12/30/06                              $      12,549          12,549
  Bear Stearns
    5.433%, 12/30/06                                      1,506           1,506
                                                                  -------------
Total Master Note
  (Cost $14,055) ($ Thousands)                                           14,055
                                                                  -------------
CERTIFICATES OF DEPOSIT (C) -- 0.8%
  Barclays Bank (F) (H)
    5.440%, 06/11/07                                      2,510           2,510
  CC USA MTN (H)
    5.520%, 06/18/07                                      5,019           5,019
  U.S. Trust of New York (F)
    5.390%, 03/13/07                                      2,008           2,008
                                                                  -------------
Total Certificates of Deposit
  (Cost $9,538) ($ Thousands)                                             9,537
                                                                  -------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.2%
  U.S. Treasury Bill
    4.942%, 02/22/07                                      2,290           2,275
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $2,274) ($ Thousands)                                             2,275
                                                                  -------------
REPURCHASE AGREEMENTS (C) (J) -- 3.8%
Barclays
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $5,659,237 (collateralized by a
    U.S. Government Obligation, par
    value $5,777,446, 0.000%, 06/18/08;
    with total market value $5,769,069)                   5,656           5,656
Deutsche Bank
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $2,435,590 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $27,357-
    $1,939,168, 4.625%-6.250%,
    02/01/11-04/03/25; with total
    market value $2,484,047)                              2,434           2,434

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)    $ Thousands)
-------------------------------------------------------------------------------
Lehman Brothers
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $35,158,651 (collateralized by
  various U.S. Government obligations,
  ranging in par value $83,578-
  $1,444,424, 0.000%-7.350%,
  02/22/07-04/18/36; with total
  market value $35,840,913)                       $      35,138   $      35,138
                                                                  -------------
Total Repurchase Agreements
  (Cost $43,228) ($ Thousands)                                           43,228
                                                                  -------------
Total Investments -- 122.3%
  (Cost $1,265,779) ($ Thousands)#                                $   1,377,339
                                                                  =============

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006 is as follows:
--------------------------------------------------------------------------------
                                                                      Unrealized
Type of                                   Number of   Expiration    Appreciation
Contract                                  Contracts         Date   ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                       131   March 2007             $83
                                                                   =============

Restricted Securities -- At December 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at December 31, 2006, were as follows:

                            Number of   Acquisition       Right to            Cost    Market Value % of Net
                               Shares          Date   Acquire Date   ($ Thousands)   ($ Thousands)   Assets
------------------------------------------------------------------------------------------------------------
North American Oil Sands      300,000      05/30/06       05/30/06   $       3,277   $       3,094     0.27%
Parkervision Warrants          17,500      06/20/05       06/20/05              36              63     0.01
Synenco Energy                 38,852      08/19/05       08/19/05             438             465     0.04
Spartialight                  100,000      01/12/06       01/12/06             262             135     0.01
                                                                     -------------   -------------   ------
                                                                     $       4,013   $       3,757     0.33%
                                                                     =============   =============   ======

Percentages are based on Net Assets of $1,126,442 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006.
++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $236,943 ($ Thousands).
(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $247,879
($ Thousands).
(D) This security considered restricted. The total value of such securities as of December 31, 2006 was $3,757 ($ Thousands) and represented 0.33% of Net Assets.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(G) Securities considered illiquid. The total value of such securities as of December 31, 2006 was $3,757 ($ Thousands) and represented 0.33% of Net Assets.
(H) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2006 was $7,996 ($ Thousands) and represented 0.71% of Net Assets.
(J) Tri-Party Repurchase Agreement
(K) This security is traded on a foreign stock exchange. The total value of such securities as of December 31, 2006 was $36,279 ($ Thousands) and represented 3.22% of Net Assets.

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl -- Class

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2006

EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

# At December 31, 2006, the tax basis cost of the Fund's investments was $1,265,779 ($ Thousands), and the unrealized appreciation and depreciation were $175,809 ($ Thousands) and $(64,249) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK  -- 84.2%

CONSUMER DISCRETIONARY -- 12.6%
  Abercrombie & Fitch, Cl A                               2,700   $         188
  AnnTaylor Stores*                                      21,400             703
  Brinker International                                  39,000           1,176
  Darden Restaurants                                     19,900             799
  Dollar Tree Stores (B)*                                34,500           1,038
  EchoStar Communications, Cl A (B)*                     32,300           1,228
  Goodyear Tire & Rubber*                                14,300             300
  Harley-Davidson                                        21,300           1,501
  J.C. Penney                                            10,300             797
  MGM Mirage                                             27,300           1,566
  Nordstrom                                               4,500             222
  Office Depot*                                          33,600           1,283
  OfficeMax                                              23,300           1,157
  Regal Entertainment Group, Cl A                        48,300           1,030
  Whirlpool                                              13,900           1,154
                                                                  -------------
                                                                         14,142
                                                                  -------------
CONSUMER STAPLES -- 5.6%
  Estee Lauder, Cl A                                     11,000             449
  HJ Heinz                                               10,600             477
  Kroger                                                 63,800           1,472
  Loews - Carolina                                       19,100           1,236
  Molson Coors Brewing, Cl B                             11,900             910
  Pepsi Bottling Group                                   36,100           1,116
  Safeway                                                16,900             584
                                                                  -------------
                                                                          6,244
                                                                  -------------
ENERGY -- 3.9%
  Holly                                                   9,900             509
  Plains Exploration & Production*                       19,700             936
  SEACOR Holdings*                                       13,400           1,329
  St. Mary Land & Exploration                            26,900             991
  Tidewater                                              13,300             643
                                                                  -------------
                                                                          4,408
                                                                  -------------
FINANCIALS -- 16.1%
  Affiliated Managers Group*                             10,000           1,051
  American Financial Group                               42,750           1,535
  AmeriCredit*                                           10,500             264
  Ameriprise Financial                                    8,000             436
  Assurant                                                6,400             354
  Bank of Hawaii                                         18,500             998
  CapitalSource+                                         44,100           1,204
  CB Richard Ellis Group, Cl A*                          35,500           1,179
  CNA Financial*                                         18,700             754
  Comerica                                               18,600           1,091
  Cullen/Frost Bankers                                   14,100             787
  East West Bancorp                                       9,900             351
  First Marblehead                                        1,500              82
  Hospitality Properties Trust+                          30,600           1,454
  Investment Technology Group*                           20,400             875
  iStar Financial+                                       28,700           1,372
  Jones Lang LaSalle                                      1,800             166
  Nationwide Financial Services, Cl A                    28,800           1,561
  New Century Financial+ (B)                             17,500             553
  Philadelphia Consolidated Holding*                     11,200             499
  Prologis+                                              15,300             930
  WR Berkley                                             17,550             606
                                                                  -------------
                                                                         18,102
                                                                  -------------

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
HEALTH CARE -- 10.1%
  Advanced Medical Optics*                                4,700   $         165
  Applera - Applied Biosystems Group                      9,800             360
  Barr Pharmaceuticals*                                   3,500             175
  Celgene*                                               12,300             708
  Cephalon (B)*                                           5,300             373
  Cerner (B)*                                             6,200             282
  Cytyc*                                                 32,800             928
  Dade Behring Holdings                                  18,600             740
  Emdeon*                                                87,100           1,079
  Endo Pharmaceuticals Holdings*                         32,300             891
  Humana*                                                13,800             763
  Idexx Laboratories*                                     1,400             111
  ImClone Systems*                                        2,000              54
  Kinetic Concepts*                                      28,800           1,139
  King Pharmaceuticals*                                  50,200             799
  Lincare Holdings*                                       6,700             267
  Manor Care                                             21,900           1,028
  Mylan Laboratories                                     31,700             633
  PDL BioPharma (B)*                                     12,600             254
  Techne (B)*                                             5,400             299
  WellCare Health Plans*                                  3,600             248
                                                                  -------------
                                                                         11,296
                                                                  -------------
INDUSTRIALS -- 9.4%
  Allied Waste Industries*                               15,200             187
  American Standard                                      11,800             541
  Armor Holdings*                                         1,600              88
  Continental Airlines, Cl B*                            29,800           1,229
  CSX                                                    10,400             358
  Cummins                                                11,800           1,394
  Eaton                                                   8,600             646
  Gardner Denver*                                        11,400             425
  Parker Hannifin                                        14,600           1,122
  Republic Services                                      23,600             960
  Roper Industries                                        8,600             432
  RR Donnelley & Sons                                     5,100             181
  Ryder System                                           18,600             950
  Swift Transportation*                                  10,000             263
  Terex*                                                 10,400             672
  Thomas & Betts*                                        11,300             534
  Timken                                                 11,100             324
  Walter Industries                                       4,900             133
  WESCO International*                                    2,400             141
                                                                  -------------
                                                                         10,580
                                                                  -------------
INFORMATION TECHNOLOGY -- 14.9%
  Amphenol, Cl A                                          2,800             174
  BMC Software (B)*                                      49,700           1,600
  Cadence Design Systems (B)*                            25,900             464
  Computer Sciences*                                     12,400             662
  Convergys*                                             46,700           1,111
  Electronic Data Systems                                14,000             386
  Fair Isaac                                             24,300             988
  Harris                                                 21,500             986
  Integrated Device Technology*                          54,600             845
  Lam Research*                                          25,000           1,265
  Lexmark International, Cl A (B)*                       18,200           1,332
  LSI Logic*                                             71,200             641
  MEMC Electronic Materials*                             23,200             908
  Mettler Toledo International*                          17,100           1,348
  Micron Technology                                      48,300             674
  National Semiconductor                                  8,000             182
  Sabre Holdings, Cl A                                   37,800           1,205
  Western Digital*                                       38,800             794

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Xerox*                                                 67,500   $       1,144
                                                                  -------------
                                                                         16,709
                                                                  -------------
MATERIALS -- 5.7%
  Albemarle                                              13,500             969
  Celanese, Ser A                                        45,500           1,178
  Eagle Materials                                        13,700             592
  FMC                                                    20,800           1,592
  Lyondell Chemical                                      16,500             422
  Martin Marietta Materials                                 900              94
  Temple-Inland                                          22,500           1,036
  United States Steel                                     8,000             585
                                                                  -------------
                                                                          6,468
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.2%
  Leap Wireless International*                              600              36
  Qwest Communications
    International*                                       20,900             175
                                                                  -------------
                                                                            211
                                                                  -------------
UTILITIES -- 5.7%
  AES*                                                   60,700           1,338
  Alliant Energy                                         27,500           1,038
  OGE Energy                                              3,600             144
  Pepco Holdings                                         49,400           1,285
  PG&E                                                   23,600           1,117
  Pinnacle West Capital                                   8,900             451
  UGI                                                    37,200           1,015
                                                                  -------------
                                                                          6,388
                                                                  -------------
Total Common Stock
  (Cost $81,583) ($ Thousands)                                           94,548
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 2.0%

FINANCIALS -- 2.0%
  Allstate Life Global Funding II
    MTN (E) (F)
    5.390%, 01/17/08                              $          35              35
  American General Finance (E) (F)
    5.400%, 01/17/08                                        111             111
  Bear Stearns EXL (E)
    5.390%, 01/17/08                                        137             137
  Countrywide Financial MTN (E)
    5.443%, 06/27/07                                        46               46
  Countrywide Financial MTN,
    Ser A (E)
    5.448%, 10/31/07                                        115             115
  Dekabank (E) (F)
    5.394%, 11/20/07                                        142             142
  Irish Life & Permanent MTN,
    Ser X (E) (F)
    5.390%, 01/21/08                                        102             102
  Islandsbanki (E) (F)
    5.420%, 03/22/07                                         65              65
    5.400%, 04/06/07                                        115             115
  Jackson National Life
    Funding (E) (F)
    5.349%, 01/03/08                                        169             169
  Kaupthing Bank MTN (E) (F)
    5.430%, 03/20/07                                        192             192
  Landsbanki Islands (E) (F)
    5.430%, 03/16/07                                        146             146

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Morgan Stanley EXL (E)
    5.380%, 01/04/08                              $          27   $          27
  Morgan Stanley EXL, Ser S (E)
    5.370%, 01/07/08                                         38              38
  Natexis Banques (E) (F)
    5.360%, 01/17/08                                         75              75
  Nationwide Building Society (E) (F)
    5.423%, 10/26/07                                         42              42
    5.380%, 01/07/08                                         77              77
  Nordbank (E) (F)
    5.380%, 01/24/08                                        131             131
  Northern Rock (E) (F)
    5.390%, 01/03/08                                         79              79
  Pacific Life Global Funding (E) (F)
    5.400%, 01/14/08                                         58              58
  Premium Asset Trust,
    Ser 2004-10 (E) (F)
    5.410%, 01/17/08                                        108             108
  SLM EXL, Ser S (E) (F)
    5.350%, 01/17/08                                         85              85
  Skandinav Enskilda Bank (E) (F)
    5.350%, 01/18/08                                         85              85
  Stanfield Victoria LLC MTN (F)
    5.445%, 06/11/07                                         77              77
                                                                  -------------
Total Corporate Obligations
  (Cost $2,257) ($ Thousands)                                             2,257
                                                                  -------------

COMMERCIAL PAPER (C)(D) -- 0.3%

FINANCIALS -- 0.3%
  Elysian Funding LLC
    5.415%, 06/13/07                                         77              77
  KKR Pacific Funding Trust
    5.348%, 01/02/07                                         38              39
  Ocala Funding LLC
    5.388%, 01/26/07                                         38              38
  Rhineland Funding Capital
    5.393%, 02/13/07                                         38              38
    5.380%, 01/25/07                                         48              48
  Witherspoon CDO Funding
    5.360%, 03/15/07                                         66              66
                                                                  -------------
Total Commercial Paper
  (Cost $306) ($ Thousands)                                                 306
                                                                  -------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 0.2%

MORTGAGE RELATED SECURITIES -- 0.2%
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    5.440%, 10/09/07                                         58              58
  Newcastle CDO, Ser 2005-6A,
    Cl IM1
    5.370%, 04/24/07                                         15              15
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6
    5.380%, 02/26/07                                         17              17
  Saturn Ventures II
    5.410%, 02/07/07                                         62              62
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM (C) (E) (F)
    5.380%, 09/28/07                                         57              57
                                                                  -------------
Total Asset-Backed Securities
  (Cost $209) ($ Thousands)                                                 209
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2006

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
CASH EQUIVALENT  -- 1.5%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.340% **                 1,729,502   $       1,730
                                                                  -------------
Total Cash Equivalent
  (Cost $1,730) ($ Thousands)                                             1,730
                                                                  -------------

MASTER NOTE (C) -- 0.2%
  Bank of America
    5.383%, 12/30/06                              $         192             192
  Bear Stearns
    5.433%, 12/30/06                                         23              23
                                                                  -------------
Total Master Note
  (Cost $215) ($ Thousands)                                                 215
                                                                  -------------

CERTIFICATES OF DEPOSIT (C) -- 0.1%
  Barclays Bank (E) (F)
    5.440%, 06/11/07                                         38              38
  CC USA MTN (F)
    5.520%, 06/18/07                                         77              77
  U.S. Trust of New York (E)
    5.390%, 03/13/07                                         31              31
                                                                  -------------
Total Certificates of Deposit
  (Cost $146) ($ Thousands)                                                 146
                                                                  -------------

U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
  U.S. Treasury Bill
    4.912%, 03/15/07                                        150             148
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $148) ($ Thousands)                                                 148
                                                                  -------------

REPURCHASE AGREEMENTS (C) (G) -- 0.6%
Barclays
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $86,635
  (collateralized by a U.S.
  Government Obligation, par value
  $88,445, 0.000%, 06/18/08; with
  total market value $88,317)                                 87             87
Deutsche Bank
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $37,286
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $419-$29,686,
  4.625%-6.250%, 02/01/11-04/03/25;
  with total market value $38,027)                            37             37
Lehman Brothers
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $538,231
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $1,279-$22,112,
  0.000%-7.350%, 02/22/07-04/18/36;
  with total market value $548,675)                          538            538
                                                                  -------------
Total Repurchase Agreements
  (Cost $662) ($ Thousands)                                                 662
                                                                  -------------

-------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
-------------------------------------------------------------------------------
Total Investments -- 89.3%
  (Cost $87,256) ($ Thousands) ++                                 $     100,221
                                                                  =============





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
-------------------------------------------------------------------------------
                                                                     Unrealized
Type of                                 Number of    Expiration    Depreciation
Contract                                Contracts          Date   ($ Thousands)
-------------------------------------------------------------------------------
S&P 400 Index E-MINI                          23     March 2007   $         (33)
                                                                  =============

Percentages are based on Net Assets of $112,247 ($ Thousands).

*  Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $3,628 ($ Thousands).
(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $3,795 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(G) Tri-Party Repurchase Agreement

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

++ At December 31, 2006, the tax basis cost of the Fund's investments was $87,256 ($ Thousands), and the unrealized appreciation and depreciation were $14,304 ($ Thousands) and $(1,339) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 91.1%

CONSUMER DISCRETIONARY -- 7.9%
  Autoliv                                                22,000   $       1,327
  Belo, Cl A                                             16,100             296
  Choice Hotels International                            28,600           1,204
  Dillard's, Cl A                                        40,200           1,406
  DIRECTV Group*                                         63,400           1,581
  Eastman Kodak                                          51,700           1,334
  Gildan Activewear*                                     10,700             499
  Harte-Hanks                                            28,900             801
  Hearst-Argyle Television                                8,061             205
  ITT Educational Services*                              16,200           1,075
  J.C. Penney                                            16,300           1,261
  John Wiley & Sons, Cl A                                16,800             646
  Lamar Advertising, Cl A*                               21,600           1,412
  Pacific Sunwear of California*                         24,700             484
  Panera Bread, Cl A*                                     8,400             470
  Polaris Industries                                     13,300             623
  Shaw Communications, Cl B                              37,000           1,173
  TRW Automotive Holdings*                               49,200           1,273
  Valassis Communications*                               12,800             186
  VF                                                     47,842           3,927
  Washington Post, Cl B                                   5,277           3,934
  Weight Watchers International                          29,200           1,534
  Yum! Brands                                            12,300             723
                                                                  -------------
                                                                         27,374
                                                                  -------------
CONSUMER STAPLES -- 12.7%
  Anheuser-Busch                                         26,300           1,294
  Brown-Forman, Cl B                                     60,075           3,979
  Campbell Soup                                          54,304           2,112
  Church & Dwight                                        23,700           1,011
  Clorox                                                 53,124           3,408
  Coca-Cola Enterprises                                  38,779             792
  Dean Foods*                                            55,402           2,342
  General Mills                                          95,726           5,514
  Hershey                                                29,100           1,449
  HJ Heinz                                               14,100             635
  Hormel Foods                                          138,440           5,169
  JM Smucker                                             20,900           1,013
  Kellogg                                                27,200           1,362
  Kimberly-Clark                                         31,131           2,115
  Loews - Carolina                                       56,442           3,653
  McCormick                                              66,172           2,551
  Pepsi Bottling Group                                   28,824             891
  PepsiAmericas                                          89,362           1,875
  PepsiCo                                                26,037           1,629
  WM Wrigley Jr.                                         30,300           1,567
                                                                  -------------
                                                                         44,361
                                                                  -------------
ENERGY -- 4.7%
  Chevron                                                25,494           1,875
  Enbridge                                               37,300           1,283
  Exxon Mobil                                            25,700           1,969
  Holly                                                  28,300           1,455
  Imperial Oil                                           44,700           1,646
  Kinder Morgan                                          37,774           3,995
  Nexen                                                  27,400           1,507
  SEACOR Holdings*                                        4,778             474
  Teekay Shipping                                        23,900           1,042
  TransCanada                                            31,400           1,097
                                                                  -------------
                                                                         16,343
                                                                  -------------

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
FINANCIALS -- 18.8%
  Alleghany*                                              5,940   $       2,160
  American Financial Group                              111,118           3,990
  American National Insurance                             4,603             525
  AvalonBay Communities+                                    413              54
  Bancorpsouth                                           34,700             931
  BOK Financial                                          47,324           2,602
  Brookfield Asset Management, Cl A                      27,900           1,344
  Cincinnati Financial                                   83,896           3,801
  CNA Financial*                                         73,651           2,970
  Colonial Properties Trust+                             16,938             794
  Commerce Bancshares                                    67,715           3,278
  Credicorp                                              26,300           1,077
  East West Bancorp                                      32,400           1,147
  Erie Indemnity, Cl A                                   43,117           2,500
  Fannie Mae*                                            19,950           1,185
  Federated Investors, Cl B                              34,400           1,162
  First Citizens BancShares, Cl A                         6,991           1,417
  Freddie Mac                                             9,804             666
  Fulton Financial                                       69,400           1,159
  Hospitality Properties Trust+                          19,787             940
  Jones Lang LaSalle                                     11,200           1,032
  Liberty Property Trust+                                42,972           2,112
  Loews                                                  98,049           4,066
  Markel*                                                 6,664           3,199
  Mercury General                                        51,254           2,703
  PMI Group                                              28,700           1,354
  Reinsurance Group of America                           56,603           3,153
  RenaissanceRe Holdings                                 22,400           1,344
  Safeco                                                 63,394           3,965
  Stancorp Financial Group                               27,200           1,225
  Torchmark                                              17,472           1,114
  Transatlantic Holdings                                 12,754             792
  Unitrin                                                12,991             651
  Valley National Bancorp                                44,700           1,185
  Webster Financial                                      45,654           2,224
  Wesco Financial                                           939             432
  Whitney Holding                                        33,900           1,106
                                                                  -------------
                                                                         65,359
                                                                  -------------

HEALTH CARE -- 11.3%
  Alcon                                                  13,900           1,554
  AmerisourceBergen                                      49,820           2,240
  Cardinal Health                                        12,640             814
  Celgene*                                               18,200           1,047
  Charles River Laboratories International*              25,900           1,120
  Dentsply International                                 45,200           1,349
  Edwards Lifesciences*                                  22,700           1,068
  Endo Pharmaceuticals Holdings*                         43,500           1,200
  Genentech*                                              9,800             795
  Henry Schein*                                          79,050           3,872
  Hillenbrand Industries                                 86,946           4,950
  Idexx Laboratories*                                    24,100           1,911
  ImClone Systems*                                        9,000             241
  King Pharmaceuticals*                                  83,300           1,326
  Laboratory of America Holdings*                        17,000           1,249
  Manor Care                                             41,416           1,943
  McKesson                                               44,792           2,271
  Merck                                                   6,900             301
  Patterson*                                             39,700           1,410
  Quest Diagnostics                                       4,200             223
  Schering-Plough                                        61,500           1,454
  Techne*                                                13,100             726
  Triad Hospitals*                                       27,300           1,142
  VCA Antech*                                            29,900             962

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  WebMD Health, Cl A*                                    14,141   $         566
  WellPoint*                                             46,333           3,646
                                                                  -------------
                                                                         39,380
                                                                  -------------
INDUSTRIALS -- 8.5%
  Alexander & Baldwin                                     8,700             386
  Alliant Techsystems*                                   38,014           2,972
  Amerco*                                                 6,200             539
  C.H. Robinson Worldwide                                26,100           1,067
  Carlisle                                               28,091           2,205
  Dun & Bradstreet*                                      47,962           3,971
  GATX                                                   27,500           1,192
  Granite Construction                                   19,900           1,001
  JetBlue Airways*                                       88,700           1,260
  Landstar System                                        29,900           1,142
  Lincoln Electric Holdings                              16,700           1,009
  Northrop Grumman                                       58,745           3,977
  Pitney Bowes                                           78,477           3,625
  Republic Services                                      68,163           2,772
  Robert Half International                               3,600             134
  Union Pacific                                          15,900           1,463
  UTI Worldwide                                          18,900             565
  Waste Management                                       11,538             424
                                                                  -------------
                                                                         29,704
                                                                  -------------
INFORMATION TECHNOLOGY -- 6.1%
  Acxiom                                                 45,577           1,169
  Adtran                                                 20,900             474
  Affiliated Computer Services, Cl A*                    14,400             703
  Diebold                                                27,900           1,300
  Factset Research Systems                               20,100           1,135
  Fair Isaac                                             28,500           1,159
  Flir Systems*                                          36,600           1,165
  Harris                                                 32,000           1,468
  Hewitt Associates, Cl A*                                7,500             193
  Ingram Micro, Cl A*                                   125,093           2,553
  Lexmark International, Cl A*                           16,600           1,215
  MoneyGram International                                33,800           1,060
  Qualcomm                                               12,000             453
  Silicon Laboratories*                                  17,800             617
  Sybase*                                                44,700           1,104
  Tech Data*                                             73,906           2,799
  Tektronix                                              10,500             306
  Total System Services                                  49,100           1,296
  Zebra Technologies, Cl A*                              35,400           1,232
                                                                  -------------
                                                                         21,401
                                                                  -------------
MATERIALS -- 4.3%
  Agrium                                                 30,900             973
  Bemis                                                  34,100           1,159
  Cameco                                                 43,900           1,776
  Eagle Materials                                        19,400             839
  Greif, Cl A                                            12,400           1,468
  Martin Marietta Materials                              12,000           1,247
  Methanex                                               45,900           1,256
  Newmont Mining                                          3,300             149
  Nova Chemicals                                         32,800             915
  Packaging of America                                   42,500             939
  Pactiv*                                                37,400           1,335
  Steel Dynamics                                         37,900           1,230
  Valhi                                                   7,397             192
  Vulcan Materials                                       15,100           1,357
                                                                  -------------
                                                                         14,835
                                                                  -------------

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 5.2%
  BellSouth                                              36,900   $       1,738
  CenturyTel                                             32,500           1,419
  Citizens Communications                                65,500             941
  Embarq*                                                46,417           2,440
  Leap Wireless International*                            4,938             294
  Telephone & Data Systems                              102,299           5,558
  US Cellular*                                           57,959           4,033
  Verizon Communications                                 47,300           1,762
                                                                  -------------
                                                                         18,185
                                                                  -------------
UTILITIES -- 11.6%
  AGL Resources                                          29,600           1,152
  Alliant Energy                                         35,500           1,341
  Ameren                                                 73,573           3,953
  Consolidated Edison                                    22,500           1,082
  Constellation Energy Group                             13,700             943
  Dominion Resources                                     17,886           1,500
  DPL                                                    36,100           1,003
  DTE Energy                                             25,400           1,230
  Edison International                                   28,700           1,305
  Energen                                                23,400           1,098
  Energy East                                            52,400           1,299
  Great Plains Energy                                    32,100           1,021
  Hawaiian Electric Industries                           81,940           2,225
  MDU Resources Group                                    52,600           1,349
  NSTAR                                                  35,800           1,230
  OGE Energy                                             91,252           3,650
  Pepco Holdings                                         44,000           1,144
  PG&E                                                   23,500           1,112
  Puget Energy                                           44,500           1,129
  SCANA                                                  87,695           3,562
  TECO Energy                                            79,400           1,368
  TXU                                                    22,400           1,214
  Vectren                                                64,301           1,818
  Westar Energy                                          40,900           1,062
  Wisconsin Energy                                       55,760           2,646
                                                                  -------------
                                                                         40,436
                                                                  -------------
Total Common Stock
  (Cost $288,939) ($ Thousands)                                         317,378
                                                                  -------------

CASH EQUIVALENT -- 8.3%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.340% **                 29,089,414          29,089
                                                                  -------------
Total Cash Equivalent
  (Cost $29,089) ($ Thousands)                                           29,089
                                                                  -------------

U.S. TREASURY OBLIGATION (A) -- 0.5%
  U.S. Treasury Bill
    4.942%, 02/22/07                              $       1,601           1,591
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $1,590) ($ Thousands)                                             1,591
                                                                  -------------

Total Investments -- 99.9%
  (Cost $319,618) ($ Thousands) ++                                $     348,058
                                                                  =============

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
--------------------------------------------------------------------------------
                                                                    Unrealized
Type of                       Number of         Expiration         Appreciation
Contract                      Contracts               Date         ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI                317         March 2007         $          37
                                                                   =============

Percentages are based on Net Assets of $348,482 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

++ At December 31, 2006, the tax basis cost of the Fund's investments was $319,618 ($ Thousands), and the unrealized appreciation and depreciation were $32,820 ($ Thousands) and $(4,380) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 91.9%

AUSTRALIA -- 7.0%
  Australia & New Zealand
    Banking Group                                        12,223   $         272
  Centro Properties Group                                54,348             390
  CFS Retail Property Trust                             188,748             347
  Commonwealth Bank of Australia                          8,968             350
  DB RREEF Trust                                        475,509             665
  GPT Group                                             327,882           1,447
  Leighton Holdings                                       2,399              38
  Macquarie Goodman Group                                70,797             424
  Mirvac Group                                           42,912             189
  Multiplex Group                                       176,765             556
  National Australia Bank                                12,005             382
  Perilya                                                 3,584              16
  Promina Group                                          15,991              87
  QBE Insurance Group                                     8,780             200
  Rio Tinto                                              10,331             605
  Seek                                                    4,570              21
  Stockland                                              84,345             550
  Telstra                                               603,980           1,971
  Westfield Group                                        24,704             409
  Westpac Banking                                        10,627             203
  Woolworths                                             19,506             367
  Zinifex                                                22,540             334
                                                                  -------------
                                                                          9,823
                                                                  -------------
AUSTRIA -- 2.7%
  Immoeast*                                               4,489              63
  IMMOFINANZ*                                           115,210           1,641
  Meinl European Land*                                   66,429           1,704
  Raiffeisen International Bank Holding                     914             139
  Telekom Austria                                         9,964             267
  Wiener Staedtische Versicherung                           545              38
                                                                  -------------
                                                                          3,852
                                                                  -------------
BELGIUM -- 1.8%
  AGFA-Gevaert                                            5,494             140
  Belgacom                                                7,951             350
  Cofinimmo*                                              1,572             316
  Colruyt                                                 3,189             681
  D'ieteren                                                 271              96
  InBev                                                   4,607             303
  KBC Groep                                               1,976             242
  Mobistar                                                  726              62
  Solvay                                                  1,373             210
  Umicore*                                                  531              90
                                                                  -------------
                                                                          2,490
                                                                  -------------
BERMUDA -- 0.9%
  Arch Capital Group*                                     5,459             369
  Frontline*                                              2,950              95
  PartnerRe                                               3,128             222
  RenaissanceRe Holdings                                  6,127             368
  XL Capital, Cl A                                        2,331             168
                                                                  -------------
                                                                          1,222
                                                                  -------------
CANADA -- 3.6%
  Bank of Montreal                                        6,100             362
  BCE*                                                   14,800             400
  BCE                                                    46,300           1,249
  Cott*                                                  17,000             244

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  First Calgary Petroleums*                              22,300   $         134
  George Weston                                           7,400             481
  Jean Coutu Group, Cl A                                 34,200             404
  Methanex                                                5,500             151
  Onex                                                   39,100             952
  Precision Drilling Trust                                3,900              90
  Quebecor World                                         20,300             235
  Royal Bank of Canada                                    7,800             372
                                                                  -------------
                                                                          5,074
                                                                  -------------
CHINA -- 0.1%
  Foxconn International Holdings*                        50,000             164
                                                                  -------------
DENMARK -- 0.3%
  FLSmidth*                                               1,100              70
  Jyske Bank*                                             1,300              92
  Sydbank                                                 3,100             148
  Topdanmark*                                               675             112
                                                                  -------------
                                                                            422
                                                                  -------------
FINLAND -- 1.0%
  Fortum                                                 12,983             369
  Kesko, Cl B*                                            3,900             206
  Kone, Cl B*                                             1,135              64
  Orion, Cl B*                                            3,425              74
  Outokumpu                                              10,362             405
  Ramirent*                                                 971              57
  Rautaruukki*                                            2,500             100
  Uponor                                                  3,327             125
                                                                  -------------
                                                                          1,400
                                                                  -------------
FRANCE -- 0.5%
  CNP Assurances                                          1,911             213
  Fonciere Des Regions*                                     394              77
  Sanofi-Aventis                                          1,725             159
  Vinci                                                   2,530             323
                                                                  -------------
                                                                            772
                                                                  -------------
GERMANY -- 0.5%
  Beiersdorf*                                             3,973             257
  Deutsche Boerse                                         1,472             271
  H&R WASAG*                                                249              12
  Salzgitter                                              1,016             133
                                                                  -------------
                                                                            673
                                                                  -------------
GREECE -- 0.1%
  Technical Olympic*                                     29,549              99
                                                                  -------------
HONG KONG -- 2.2%
  CLP Holdings                                          239,500           1,771
  Esprit Holdings                                        23,000             257
  Hang Seng Bank                                         27,600             377
  Hong Kong & China Gas                                 123,000             277
  HongKong Electric Holdings                             29,500             144
  Jardine Matheson Holdings                               4,000              86
  Vtech Holdings                                         14,000              86
  Yue Yuen Industrial Holdings                           16,000              51
                                                                  -------------
                                                                          3,049
                                                                  -------------
ITALY -- 2.9%
  ASM*                                                    5,504              30
  Banca Carige*                                          77,165             367
  Banca CR Firenze                                       11,677              39

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Banca Lombarda e Piemontese*                           17,371   $         394
  Banca Popolare dell'Emilia Romagna*                    12,763             313
  Banche Popolari Unite                                  24,508             673
  Banco Popolare di Verona e Novara                       8,096             232
  Enel                                                   33,576             346
  ENI                                                    10,307             346
  Fiat                                                   55,135           1,053
  UniCredito Italiano                                    32,500             285
  Unipol*                                                17,917              64
                                                                  -------------
                                                                          4,142
                                                                  -------------
JAPAN -- 14.2%
  Brother Industries                                     18,000             243
  Canon                                                   6,400             360
  Central Japan Railway                                      48             495
  Chubu Electric Power                                   21,200             633
  Chugai Pharmaceutical*                                 21,100             435
  Daiichi Sankyo                                          7,300             228
  Daito Trust Construction                               12,000             550
  Diamond Lease                                             800              39
  East Japan Railway*                                        53             354
  Eisai                                                   4,500             247
  Glory                                                  11,600             204
  Gunma Bank                                              8,000              48
  Hokkaido Electric Power                                 7,700             196
  Hokuriku Electric Power                                 1,900              43
  IBJ Leasing                                               400              10
  Itochu Techno-Solutions                                 3,300             175
  Japan Prime Realty Investment+                             28             102
  Japan Tobacco                                              61             294
  Kansai Electric Power                                  17,900             482
  Katokichi                                             120,000             971
  KDDI                                                       32             217
  Kikkoman*                                              11,000             133
  Konica Minolta Holdings                                13,000             183
  Kyushu Electric Power                                   2,800              74
  Mabuchi Motor                                          15,700             933
  Meiji Dairies*                                        143,000           1,125
  Nichirei                                               33,000             185
  Nippon Meat Packers*                                   72,000             786
  Nippon Oil                                             66,000             441
  Nippon Suisan Kaisha                                   12,400              73
  Nippon Telegraph & Telephone                              130             639
  Nippon Yusen KK                                        60,000             438
  Nisshin Seifun Group                                   20,000             206
  Nissin Food Products                                   23,800             881
  NOK                                                     7,600             149
  NTT DoCoMo                                                 63              99
  Odakyu Electric Railway                                75,000             479
  Okumura*                                               29,000             143
  Rinnai                                                  8,300             248
  Seiko Epson                                             2,800              68
  Shizuoka Bank                                          26,000             258
  Suzuken                                                15,100             568
  Suzuki Motor                                            8,600             242
  Takeda Pharmaceutical                                   5,200             357
  TIS                                                    12,400             293
  Toda                                                  109,000             462
  Tokyo Electric Power                                   59,100           1,910
  Tokyo Style                                            22,000             238
  Toyo Suisan Kaisha*                                    10,000             160
  Toyota Boshoku                                          5,200             112
  Toyota Motor                                            6,000             401
  Uni-Charm                                              11,700             694
  Uniden                                                 26,000             177
  Wacoal Holdings*                                       11,000             149

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Yamaha                                                 16,700   $         353
                                                                  -------------
                                                                         19,983
                                                                  -------------
NETHERLANDS -- 1.2%
  Heineken                                                6,880             327
  Hunter Douglas*                                           321              25
  Koninklijke DSM                                         6,523             322
  Royal Dutch Shell, Cl A                                 9,163             323
  Royal KPN                                              26,680             379
  Unilever                                               14,283             390
                                                                  -------------
                                                                          1,766
                                                                  -------------
NEW ZEALAND -- 0.4%
  Contact Energy                                          2,803              16
  Fletcher Building                                      12,041              94
  Telecom of New Zealand                                101,717             349
  Warehouse Group                                        23,086             117
                                                                  -------------
                                                                            576
                                                                  -------------
NORWAY -- 0.3%
  Telenor                                                21,300             401
                                                                  -------------
PORTUGAL -- 1.0%
  Banco BPI*                                              3,192              25
  Banco Espirito Santo                                   40,199             722
  Cimpor Cimentos de Portugal                            36,463             303
  Portucel Empresa Produtora de Pasta e Papel*          120,794             382
                                                                  -------------
                                                                          1,432
                                                                  -------------
SINGAPORE -- 0.3%
  SembCorp Marine*                                       40,000              89
  Singapore Telecommunications                          191,500             409
                                                                  -------------
                                                                            498
                                                                  -------------
SPAIN -- 2.2%
  Abertis Infraestructuras                               12,888             382
  Acciona                                                 1,448             269
  Acerinox                                                3,486             106
  ACS Actividades Construcciones y Servicios              6,613             373
  Altadis                                                 4,309             225
  Banco Popular Espanol                                  19,081             346
  Banco Sabadell*                                         8,207             367
  Cementos Portland Valderrivas                             308              40
  Cia Espanola de Petroleos                                 463              36
  Fomento de Construcciones y Contratas                   1,922             196
  Gestevision Telecinco                                  12,936             368
  Inditex                                                 6,209             334
                                                                  -------------
                                                                          3,042
                                                                  -------------
SWEDEN -- 1.5%
  Sandvik*                                               20,200             294
  Skandinaviska Enskilda Banken, Cl A                     8,800             279
  Ssab Svenskt Stal, Ser A*                               7,400             176
  Svenska Handelsbanken, Cl A                             8,200             248
  Swedish Match                                          56,200           1,051
                                                                  -------------
                                                                          2,048
                                                                  -------------
SWITZERLAND -- 1.7%
  Alcon                                                   3,295             368

--------------------------------------------------------------------------------
    SEI Institutional Managed Trust Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Geberit                                                   114   $         175
  Nestle                                                    706             251
  Swisscom                                                4,223           1,596
                                                                  -------------
                                                                          2,390
                                                                  -------------
UNITED KINGDOM -- 5.3%
  Alliance Boots                                         94,726           1,553
  Antofagasta                                            31,078             310
  AstraZeneca                                             3,349             180
  Firstgroup                                             13,054             147
  Gallaher Group                                         11,304             254
  Imperial Tobacco Group                                  6,303             248
  Inchcape                                               10,425             103
  Intercontinental Hotels Group                           4,464             110
  Kelda Group                                            11,695             212
  London Stock Exchange Group                             7,541             193
  Man Group                                              26,772             274
  Marks & Spencer Group                                  22,022             309
  National Grid                                          26,182             378
  Next                                                    8,289             292
  Reckitt Benckiser                                       8,362             382
  Scottish & Newcastle                                   91,539           1,002
  Scottish & Southern Energy                             12,805             390
  Tate & Lyle                                            21,680             326
  Tesco                                                  32,889             260
  Willis Group Holdings                                   7,912             314
  WM Morrison Supermarkets                               37,196             185
                                                                  -------------
                                                                          7,422
                                                                  -------------
UNITED STATES -- 40.2%
  Abbott Laboratories                                    14,000             682
  Aetna                                                     700              30
  Aflac                                                   8,300             382
  Alliant Techsystems*                                    4,800             375
  Allstate                                                3,500             228
  AMERIGROUP*                                             9,500             341
  AmerisourceBergen                                       8,000             360
  Amgen*                                                  3,000             205
  Amylin Pharmaceuticals*                                 9,400             339
  Anheuser-Busch                                         19,100             940
  Annaly Capital Management+                             10,900             152
  Apache                                                  5,400             359
  Apollo Group, Cl A*                                    33,200           1,294
  Arkansas Best                                           2,300              83
  AvalonBay Communities+                                  2,800             364
  Ball                                                    3,900             170
  Bank of America                                        23,800           1,271
  Bankunited Financial, Cl A                              7,400             207
  BB&T                                                    3,900             171
  Beckman Coulter                                         7,000             419
  Big Lots*                                              15,800             362
  Biogen Idec*                                            7,100             349
  Biomet                                                  7,200             297
  BlackRock                                               2,600             395
  Books-A-Million                                         1,300              30
  Brandywine Realty Trust+                                4,000             133
  Brown & Brown                                           2,600              73
  CBS, Cl B                                               8,500             265
  Celadon Group*                                          3,200              54
  Chaparral Steel                                           500              22
  Chattem*                                                2,100             105
  Chubb                                                   2,900             153
  Cincinnati Financial                                   19,500             884
  Coca-Cola                                               6,200             299
  Colgate-Palmolive                                       5,600             365
  Colonial BancGroup                                     23,900             615

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Comcast, Cl A*                                         17,500   $         741
  Community Health Systems*                              31,600           1,154
  ConAgra Foods                                          37,700           1,018
  ConocoPhillips                                          5,100             367
  Consolidated Edison                                     4,200             202
  Coventry Health Care*                                  13,200             661
  Darden Restaurants                                      6,400             257
  Dean Foods*                                             6,100             258
  Dentsply International                                 12,100             361
  Devon Energy                                            4,700             315
  Dress Barn*                                            15,700             366
  East West Bancorp                                         700              25
  Enbridge Energy Partners LP                             1,100              54
  Energy Transfer Partners LP                               600              32
  Entergy                                                 2,600             240
  Essex Property Trust+                                     900             116
  Estee Lauder, Cl A                                      7,900             322
  Express Scripts*                                        4,400             315
  Exxon Mobil                                             4,500             345
  Fannie Mae*                                             6,200             368
  FedEx                                                   3,200             348
  Fifth Third Bancorp                                    46,900           1,920
  FirstEnergy                                            20,300           1,224
  Forest Laboratories*                                    1,900              96
  Frontier Oil                                            6,100             175
  FTI Consulting*                                         4,200             117
  Gannett                                                24,600           1,487
  General Mills                                          32,700           1,884
  General Motors                                          6,000             184
  Hancock Holding                                           900              48
  Harleysville Group                                        400              14
  Harris                                                  7,500             344
  Healthcare Services Group                               5,900             171
  Henry Schein*                                           1,300              64
  Hess                                                    3,800             188
  Hilb Rogal & Hobbs                                      1,500              63
  Hillenbrand Industries                                  3,500             199
  HJ Heinz                                                4,800             216
  Holly                                                   2,800             144
  Home Properties+                                        3,900             231
  Hormel Foods                                            1,300              49
  Hugoton Royalty Trust*                                  5,700             140
  Interstate Hotels & Resorts*                            1,800              13
  JetBlue Airways*                                        5,600              80
  John H. Harland                                         2,700             136
  Johnson & Johnson                                      26,900           1,776
  Kellogg                                                22,800           1,141
  Kohl's*                                                 1,800             123
  Kraft Foods, Cl A                                      20,000             714
  Laboratory Corp of America Holdings*                    8,100             595
  Lockheed Martin                                         4,200             387
  Magellan Health Services*                               8,500             367
  Marathon Oil                                            3,900             361
  Markel*                                                   800             384
  McClatchy, Cl A                                        30,000           1,299
  McCormick                                               3,500             135
  McGraw-Hill                                             4,800             327
  Medco Health Solutions                                  6,600             353
  Medtronic                                              17,800             952
  Merck                                                   8,500             371
  Mid-America Apartment Communities+                        800              46
  Moody's                                                 5,200             359
  Mylan Laboratories                                     18,100             361
  New Plan Excel Realty Trust+                            2,800              77
  New York Times, Cl A                                   13,700             334

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2006

-------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Northrop Grumman                                       21,000   $       1,422
  Occidental Petroleum                                    7,400             361
  OGE Energy                                              2,300              92
  Ohio Casualty                                           1,500              45
  Patterson*                                             31,400           1,115
  Pepco Holdings                                          8,700             226
  PepsiCo                                                 5,500             344
  Pfizer                                                 14,600             378
  Pioneer Natural Resources                               4,700             187
  Principal Financial Group                               6,400             376
  Procter & Gamble                                        5,800             373
  PS Business Parks+                                        300              21
  Regions Financial                                       8,600             322
  Reliv International                                     2,700              23
  Rent-A-Center*                                          2,600              77
  Rockwood Holdings*                                        600              15
  Ryder System                                            2,300             117
  Safeco                                                  7,400             463
  Schering-Plough                                        14,500             343
  Sierra Health Services*                                10,600             382
  SLM                                                     7,800             380
  Southern                                               13,400             494
  STERIS                                                 14,300             360
  SunTrust Banks                                         13,700           1,157
  Triad Hospitals*                                        4,500             188
  Tribune                                                46,100           1,419
  TXU                                                     3,900             211
  United Parcel Service, Cl B                             6,200             465
  UnitedHealth Group                                      6,600             355
  Universal Health Services, Cl B                         7,000             388
  W-H Energy Services*                                    6,200             302
  Wal-Mart Stores                                        22,500           1,039
  Walgreen                                                6,000             275
  Washington Post, Cl B                                     400             298
  WellPoint*                                              4,900             386
  Wells Fargo                                            10,400             370
  World Acceptance*                                       4,800             225
  WR Berkley                                              7,400             255
  XTO Energy                                              6,800             320
  Yum! Brands                                             5,900             347
  Zimmer Holdings*                                        4,900             384
                                                                  -------------
                                                                         56,587
                                                                  -------------
Total Common Stock
  (Cost $120,926) ($ Thousands)                                         129,327
                                                                  -------------
CASH EQUIVALENT -- 6.1%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.340% **                  8,570,858           8,571
                                                                  -------------
Total Cash Equivalent
  (Cost $8,571) ($ Thousands)                                             8,571
                                                                  -------------
U.S. TREASURY OBLIGATION (A) -- 0.4%
  U.S. Treasury Bill
    1.425%, 02/22/07                              $         540             536
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $538) ($ Thousands)                                                 536
                                                                  -------------

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
RIGHTS -- 0.0%

GERMANY -- 0.0%
  H&R WASAG, Expires 01/16/07*                               --   $           5
                                                                  -------------
Total Rights
  (Cost $3) ($ Thousands)                                                     5
                                                                  -------------
Total Investments -- 98.4%
  (Cost $130,038) ($ Thousands) ++                                $     138,439
                                                                  =============
--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
--------------------------------------------------------------------------------
                                                                      Unrealized
Type of                            Number of        Expiration      Appreciation
Contract                           Contracts              Date     ($ Thousands)
--------------------------------------------------------------------------------
Hang Seng Index                            1      January 2007              $ 4
DJ Euro Stoxx                             28        March 2007               19
FTSE 100 Index                             8        March 2007                3
S&P 500 Index                             12        March 2007                4
SPI 200 Index                              3        March 2007                4
Topix Index                                7        March 2007               13
                                                                            ---
                                                                            $47
                                                                            ===

Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at December 31, 2006:
---------------------------------------------------------------------------------------------------------
                                                                                              Unrealized
                                                    Currency                   Currency     Appreciation
Maturity                                          to Deliver                 To Receive   (Depreciation)
Date                                             (Thousands)                (Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------------------
01/30/07                          AUD                 12,954         USD         10,142             $(58)
01/30/07                          CAD                  6,039         USD          5,205               10
01/30/07                          EUR                 19,195         USD         25,230              113)
01/30/07                          GBP                  3,934         USD          7,691               (8)
01/30/07                          JPY              2,181,201         USD         23,400               97
01/30/07                          USD                     48         AUD             37               --
01/30/07                          USD                     15         CAD             13               --
01/30/07                          USD                    137         EUR            181               --
01/30/07                          USD                     10         GBP             20               --
01/30/07                          USD                 26,950         JPY            228               (1)
                                                                                                    ----
                                                                                                    $(73)
                                                                                                    ====

Percentages are based on Net Assets of $140,685 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

AUD -- Australian Dollar
CAD -- Canadian Dollar
Cl -- Class
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
LP  -- Limited Partnership
USD -- United States Dollar

Amounts designated as "--"are $0 or have been rounded to $0.
--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2006

++ At December 31, 2006, the tax basis cost of the Fund's investments was $130,038 ($ Thousands), and the unrealized appreciation and depreciation were $9,484 ($ Thousands) and $(1,083) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.





--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Real Estate Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------

COMMON STOCK  -- 95.5%

CONSUMER DISCRETIONARY -- 6.8%
  Marriott International, Cl A                           35,200   $       1,680
  Starwood Hotels & Resorts Worldwide                   223,600          13,975
                                                                  -------------
                                                                         15,655
                                                                  -------------
FINANCIALS -- 88.7%
  Acadia Realty Trust+                                   38,500             963
  AMB Property+                                         103,700           6,078
  Archstone-Smith Trust+                                209,050          12,169
  AvalonBay Communities+ (A)                             87,200          11,340
  Boston Properties+                                     56,500           6,321
  Brandywine Realty Trust+ (A)                          108,200           3,598
  BRE Properties, Cl A+                                  40,000           2,601
  British Land (United Kingdom) (F)                      23,295             781
  Camden Property Trust+                                 60,400           4,461
  Corporate Office Properties Trust+                    103,600           5,229
  Dawnay Day Treveria (United Kingdom) (F)*             420,095             687
  DCT Industrial Trust+*                                 20,400             241
  Douglas Emmett+*                                      321,800           8,557
  Equity Office Properties Trust+ (A)                   177,100           8,531
  Equity Residential+ (A)                               232,800          11,815
  Essex Property Trust+ (A)                              25,300           3,270
  Extra Space Storage+                                  163,000           2,976
  Federal Realty Investment Trust+ (A)                   51,100           4,343
  General Growth Properties+ (A)                        155,810           8,138
  Hammerson (United Kingdom)+ (F)                        37,985           1,172
  Health Care Property Investors+ (A)                   111,400           4,102
  Hirco (United Kingdom) (F)*                            56,400             475
  Host Hotels & Resorts+ (A)                            392,879           9,645
  Kimco Realty+                                         178,900           8,042
  Land Securities Group (United Kingdom) (F)             26,578           1,208
  Liberty Property Trust+ (A)                            32,500           1,597
  Macerich+                                              54,500           4,718
  Mack-Cali Realty+                                      76,700           3,912
  Post Properties+                                       89,350           4,083
  Prologis+                                              81,800           4,971
  PS Business Parks+                                     23,800           1,683
  Public Storage+                                       103,454          10,087
  Regency Centers+                                       24,400           1,907
  Saul Centers+ (A)                                      20,100           1,109
  Simon Property Group+ (A)                             162,950          16,505
  SL Green Realty+                                       36,300           4,820
  Strategic Hotels & Resorts+                           144,900           3,157
  Taubman Centers+                                       46,150           2,347
  Thomas Properties Group                                28,400             454
  Unibail (France)+ (F)                                  10,249           2,502
  Ventas+                                               123,400           5,222
  Vornado Realty Trust+ (A)                              57,500           6,986
  Weingarten Realty Investors+ (A)                       58,800           2,711
                                                                  -------------
                                                                        205,514
                                                                  -------------
Total Common Stock
  (Cost $167,888) ($ Thousands)                                         221,169
                                                                  -------------

EXCHANGE TRADED FUND  -- 0.3%
  iShares Cohen & Steers Realty Majors Index Fund         6,000             603
                                                                  -------------
Total Exchange Traded Fund
  (Cost $383) ($ Thousands)                                                 603
                                                                  -------------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (B) -- 11.7%

FINANCIALS -- 11.7%
  Allstate Life Global Funding II
    MTN (C) (D)
    5.390%, 01/17/08                              $         426   $         426
  American General Finance (C) (D)
    5.400%, 01/17/08                                      1,344           1,344
  Bear Stearns EXL (C)
    5.390%, 01/17/08                                      1,650           1,650
  Countrywide Financial MTN (C)
    5.443%, 06/27/07                                        556             556
  Countrywide Financial MTN,
    Ser A (C)
    5.448%, 10/31/07                                      1,390           1,390
  Dekabank (C) (D)
    5.394%, 11/20/07                                      1,714           1,714
  Irish Life & Permanent MTN,
    Ser X (C) (D)
    5.390%, 01/21/08                                      1,232           1,232
  Islandsbanki (C) (D)
    5.420%, 03/22/07                                        788             788
    5.400%, 04/06/07                                      1,390           1,390
  Jackson National Life
    Funding (C) (D)
    5.349%, 01/03/08                                      2,039           2,039
  Kaupthing Bank MTN (C) (D)
    5.430%, 03/20/07                                      2,317           2,317
  Landsbanki Islands (C) (D)
    5.430%, 03/16/07                                      1,761           1,761
  Morgan Stanley EXL (C)
    5.380%, 01/04/08                                        324             324
  Morgan Stanley EXL, Ser S (C)
    5.370%, 01/07/08                                        463             463
  Natexis Banques (C) (D)
    5.360%, 01/17/08                                        904             903
  Nationwide Building Society (C) (D)
    5.423%, 10/26/07                                        510             510
    5.380%, 01/07/08                                        927             927
  Nordbank (C) (D)
    5.380%, 01/24/08                                      1,575           1,575
  Northern Rock (C) (D)
    5.390%, 01/03/08                                        954             954
  Pacific Life Global Funding (C) (D)
    5.400%, 01/14/08                                        695             695
  Premium Asset Trust,
    Ser 2004-10 (C) (D)
    5.410%, 01/17/08                                      1,297           1,297
  SLM EXL, Ser S (C) (D)
    5.350%, 01/17/08                                      1,019           1,019
  Skandinav Enskilda Bank (C) (D)
    5.350%, 01/18/08                                      1,019           1,019
  Stanfield Victoria LLC MTN (D)
    5.445%, 06/11/07                                        927             927
                                                                  -------------
Total Corporate Obligations
  (Cost $27,220) ($ Thousands)                                           27,220
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Real Estate Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (B)  -- 1.1%

MORTGAGE RELATED SECURITIES -- 1.1%
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (C) (D)
    5.440%, 10/09/07                              $         695   $         695
  Newcastle CDO, Ser 2005-6A,
    Cl IM1 (C) (D)
    5.370%, 04/24/07                                        185             185
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AM6 (C) (D)
    5.380%, 02/26/07                                        201             201
  Saturn Ventures II (C) (D)
    5.410%, 02/07/07                                        746             746
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM (C) (D)
    5.380%, 09/28/07                                        689             689
                                                                  -------------
Total Asset-Backed Securities
  (Cost $2,516) ($ Thousands)                                             2,516
                                                                  -------------

COMMERCIAL PAPER (B)(E)  -- 1.6%

FINANCIALS -- 1.6%
  Elysian Funding LLC
    5.415%, 06/13/07                                        927             927
  KKR Pacific Funding Trust
    5.348%, 01/02/07                                        463             463
  Ocala Funding LLC
    5.388%, 01/26/07                                        463             461
  Rhineland Funding Capital
    5.393%, 02/13/07                                        459             456
    5.380%, 01/25/07                                        584             581
  Witherspoon CDO Funding
    5.360%, 03/15/07                                        800             800
                                                                  -------------
Total Commercial Paper
  (Cost $3,688) ($ Thousands)                                             3,688
                                                                  -------------
CASH EQUIVALENT  -- 3.7%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.340% **                  8,538,259           8,538
                                                                  -------------
Total Cash Equivalent
  (Cost $8,538) ($ Thousands)                                             8,538
                                                                  -------------

MASTER NOTES (B) -- 1.1%
  Bank of America
     5.383%, 12/30/06                                     2,317           2,317
  Bear Stearns
     5.433%, 12/30/06                                       278             278
                                                                  -------------
Total Master Notes
  (Cost $2,595) ($ Thousands)                                             2,595
                                                                  -------------

CERTIFICATES OF DEPOSIT (B) -- 0.8%
  Barclays Bank (C) (D)
     5.440%, 06/11/07                                       463             463
  CC USA MTN (D)
     5.520%, 06/18/07                                       927             927
  U.S. Trust of New York (C)
     5.390%, 03/13/07                                       371             371
                                                                  -------------
Total Certificates of Deposit
  (Cost $1,761) ($ Thousands)                                             1,761
                                                                  -------------

-------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (B) (G)  -- 3.4%
Barclays
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $1,044,729 (collateralized by a
  U.S. Government Obligation, par
  value $1,066,551, 0.000%, 06/18/08;
  with total market value $1,065,005)             $       1,044   $       1,044
Deutsche Bank
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $449,625 (collateralized by
  various U.S. Government obligations,
  ranging in par value $5,050-$357,982,
  4.625%-6.250%, 02/01/11-04/03/25;
  with total market value $458,570)                         449             449
Lehman Brothers
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $6,490,498 (collateralized by
  various U.S. Government obligations,
  ranging in par value $15,429-
  $266,649, 0.000%-7.350%, 02/22/07-
  04/18/36; with total market value
  $6,616,447)                                             6,487           6,487
                                                                  -------------
Total Repurchase Agreements
  (Cost $7,980) ($ Thousands)                                             7,980
                                                                  -------------
Total Investments -- 119.2%
  (Cost $222,569) ($ Thousands) ++                                $     276,070
                                                                  =============




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Real Estate Fund
December 31, 2006


Percentages are based on Net Assets of $231,687 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investment Trust

CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

(A) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $44,851 ($Thousands).
(B) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $45,760
($ Thousands).
(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(E) The rate reported is the effective yield at time of purchase.
(F) This security is traded on a foreign stock exchange. The total value of such securities as of December 31, 2006 was $6,825 ($ Thousands) and represented 2.95% of Net Assets.
(G) Tri-Party Repurchase Agreement.

++ At December 31, 2006, the tax basis cost of the Fund's investments was $222,569 ($ Thousands), and the unrealized appreciation and depreciation were $53,580 ($ Thousands) and $(79) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES  -- 39.2%

AUTOMOTIVE  -- 4.2%
  AESOP Funding II, Ser 2003-4A,
    Cl A2 (B)
    2.860%, 08/20/09                              $         500   $         483
  AmeriCredit Automobile Receivables Trust,
    Ser 2005-1, Cl B
    4.480%, 11/06/09                                        840             835
  Capital Auto Receivables Asset
    Trust, Ser 2006-SN1A, Cl A2A (B)
    5.400%, 01/20/09                                        800             800
  Capital One Auto Finance Trust,
    Ser 2005-C, Cl A3
    4.610%, 07/15/10                                      1,767           1,759
  Capital One Prime Auto
    Receivables, Ser 2004-3, Cl A3
    3.390%, 01/15/09                                        836             830
  Ford Credit Auto Owner Trust,
    Ser 2006-B, Cl A2A
    5.420%, 07/15/09                                        800             801
  Harley Davidson Motorcycle
    Trust, Ser 2006-2, Cl A2
    5.350%, 03/15/13                                      1,000           1,005
  Harley-Davidson Motorcycle
    Trust, Ser 2006-1, Cl B (B)
    5.240%, 11/15/13                                      1,550           1,549
  Harley-Davidson Motorcycle
    Trust, Ser 2006-3, Cl B
    5.430%, 11/15/14                                        890             892
  Hertz Vehicle Financing LLC,
    Ser 2005-2A, Cl A2
    4.930%, 02/25/10                                      1,125           1,118
  Honda Auto Receivables Owners
    Trust, Ser 2004-3, Cl A3
    2.910%, 10/20/08                                        316             313
  Hyundai Auto Receivables Trust,
    Ser 2006-B, Cl D
    5.410%, 05/15/13                                        680             680
  Nissan Auto Lease Trust,
    Ser 2005-A, Cl A2
    4.610%, 01/15/08                                        372             372
  Nissan Auto Receivables Owner
    Trust, Ser 2003-C, Cl A5
    3.210%, 03/16/09                                      1,075           1,062
  Onyx Acceptance Owner Trust,
    Ser 2004-C, Cl A4
    3.500%, 12/15/11                                        650             640
  USAA Auto Owner Trust,
    Ser 2006-4, Cl B
    5.260%, 06/17/13                                      1,250           1,247
  Whole Auto Loan Trust,
    Ser 2003-1, Cl A4
    2.580%, 03/15/10                                        925             924
                                                                  -------------
                                                                         15,310
                                                                  -------------

CREDIT CARDS -- 5.6%
  Advanta Business Card Master
    Trust, Ser 2004-C1, Cl C (C)
    6.400%, 01/20/07                                        485             491
  Advanta Business Card Master
    Trust, Ser 2005-C1, Cl C1 (C)
    5.860%, 01/20/07                                        400             402

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Advanta Business Card Master
    Trust, Ser 2006-B2, Cl B2 (C)
    5.600%, 01/20/07                              $       1,000   $       1,005
  Advanta Business Card Master
    Trust, Ser 2006-C1, Cl C1
    5.830%, 10/20/14                                      1,500           1,500
  American Express Credit Account
    Master Trust, Ser 2004-C, Cl C (B) (C)
    5.850%, 01/15/07                                      1,519           1,522
  Bank Of America Credit Card
    Trust, Ser 2006-B4, Cl B4,
    5.400%, 03/15/12                                        835             835
  Bank Of America Credit Card
    Trust, Ser 2006-C7, Cl C7 (C)
    5.580%, 01/15/07                                      1,000             999
  Bank One Issuance Trust,
    Ser 2004-B1, Cl B1 (C)
    5.670%, 01/01/07                                      1,250           1,260
  Cabela's Master Credit Card,
    Trust, Ser 2006-3A, Cl C
    5.750%, 10/15/14                                        520             520
  Capital One Multi-Asset
    Execution Trust, Ser 2004-C1,
    Cl C1
    3.400%, 11/16/09                                        800             799
  Carmax Auto Owner Trust,
    Ser 2004-2, Cl D
    3.670%, 09/15/11                                        552             543
  Citibank Credit Card Issuance
    Trust, Ser 2006-C4, Cl C4
    5.570%, 01/09/12                                      1,800           1,799
  Citibank Credit Card Master
    Trust, Ser 1999-2, Cl A
    5.875%, 03/10/11                                        675             686
  Discover Card Mater Trust I,
    Ser 2005-1, Cl B (C)
    5.500%, 01/18/07                                      1,500           1,503
  First USA Credit Card Master
    Trust, Ser 1998-2, Cl C
    6.800%, 02/18/11                                      2,125           2,165
  Household Affinity Credit Card
    Master Note Trust, Ser
    2003-1, Cl B (C)
    5.900%, 01/15/07                                      1,250           1,256
  Household Credit Card Master
    Note Trust I, Ser 2006-1,
    Cl B (C)
    5.490%, 06/15/12                                        455             455
  MBNA Credit Card Master Note
    Trust, Ser 2002-B1, Cl B1
    5.150%, 07/15/09                                        500             500
  MBNA Master Credit Card Trust,
    Ser 1999-J, Cl C
    7.850%, 02/15/12                                      1,500           1,604
  New Century Home Equity Loan
    Trust, Ser 2005-1, Cl A1MZ (C)
    5.640%, 01/25/07                                        511             512
                                                                  -------------
                                                                         20,356
                                                                  -------------

MORTGAGE RELATED SECURITIES -- 28.2%
  ACE Securities, Ser 2006-OP2,
    Cl A2B
    5.430%, 08/25/36                                      1,000           1,000
  Ace Securities, Ser 2006-HE1,
    Cl M2 (C)
    5.750%, 01/27/07                                        515             516

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Ace Securities, Ser 2006-NC1,
    Cl A2B (C)
    5.500%, 01/25/07                              $       1,148   $       1,149
  Adjustable Rate Mortgage Trust,
    Ser 2005-12, Cl 2A1 (C)
    5.729%, 03/25/36                                      1,284           1,288
  Aicco Premium Finance Master
    Trust, Ser 2004-1, Cl A (C)
    5.530%, 01/15/07                                        671             672
  Ameriquest Mortgage Securities,
    Ser 2004-R12, Cl A3 (C)
    5.630%, 01/08/07                                        829             829
  Arkle Master Issuer,
    Ser 2006-1A, Cl 3M (C)
    5.565%, 02/20/07                                      1,000           1,000
  Asset Backed Funding
    Certificates, Ser 2006-OPT2,
    Cl A3B (C)
    5.430%, 01/25/07                                      1,100           1,100
  Banc Of America Securities Auto
    Trust, Ser 2005-WF1, Cl A3
    3.990%, 08/18/09                                      1,600           1,586
  Banc Of America Securities Auto
    Trust, Ser 2006-G1 Cl A2
    5.300%, 03/18/09                                      1,500           1,500
  Banc of America Funding,
    Ser 2005-F, Cl 4A1 (C)
    5.379%, 01/01/07                                      1,161           1,156
  Banc of America Mortgage
    Securities, Ser 2005-I,
    Cl 2A1 (C)
    4.872%, 01/01/07                                        822             811
  Bank of America Mortgage
    Securities, Ser 2004-J,
    Cl 2A1 (C)
    4.779%, 01/01/07                                        448             442
  Bank of America Mortgage
    Securities, Ser 2005-C,
    Cl 2A2 (C)
    4.713%, 01/01/07                                      1,205           1,183
  Bayview Commercial Asset Trust,
    Ser 2006-4A, Cl A2
    5.590%, 12/25/36                                        647             647
  Bear Stearns ARM, 2006-1, Cl A1 (C)
    4.625%, 01/01/07                                      1,248           1,226
  Bear Stearns ARM, Ser 2005-9,
    Cl A1
    4.625%, 10/25/35                                      1,682           1,652
  Bear Stearns Asset-Backed
    Securities, Ser 2005-HE11,
    Cl A1 (C)
    5.470%, 01/25/07                                        389             389
  Bear Sterns Adjustable Rate
    Mortgage Trust, Ser 2005-12,
    Cl 11A1 (C)
    5.408%, 01/01/07                                      1,079           1,083
  C-Bass, Ser 16A, Cl A (C)
    5.603%, 03/06/07                                        546             545
  Capital One Master Trust,
    Ser 2002-1A,  Cl B
    5.950%, 11/15/11                                        525             529
  Capital One Multi-Asset Execution
    Trust, Ser 2003-B3, Cl B3
    4.500%, 06/15/11                                      1,500           1,483
  Capital One Multi-Asset Execution
    Trust, Ser 2005-B2, Cl B2 (C)
    5.500%, 01/15/07                                      1,000           1,001

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Capital Trust Re CDO Ltd.,
    Ser 2006-4A, Cl A1
    5.660%, 10/20/43                              $       1,196   $       1,196
  CapitalSource Commercial Loan
    Trust, Ser 2006-2A, Cl A1A (B) (C)
    5.560%, 01/20/07                                        730             730
  Capterpillar Financial Asset
    Trust, Ser 2005-A, Cl A3
    3.900%, 02/25/09                                        984             978
  Caterpillar Financial Asset
    Trust, Ser 2006-A, Cl A3
    5.570%, 05/25/10                                      1,250           1,258
  Citigroup Commercial Mortgage
    Trust, Ser 2006-FL2, Ser D
    5.540%, 11/15/36                                        400             400
  Citigroup Mortgage Loan Trust,
    Ser 2004-HYB3, Cl 1A (C)
    3.933%, 01/01/07                                        654             657
  Citigroup Mortgage Loan Trust,
    Ser 2006-WFH3, Cl M1 (C)
    5.640%, 01/27/07                                        805             805
  Commercial Mortgage
    Pass-Through Certificate,
    Ser 2006-FL12, Cl A2
    5.450%, 12/15/20                                      1,500           1,500
  Countrywide Asset-Backed
    Certificates, Ser 2005-13,
    Cl 3AV3 (C)
    5.600%, 01/25/07                                      1,310           1,313
  Countrywide Asset-Backed
    Certificates, Ser 2006-18,
    Cl M1 (C)
    5.620%, 07/25/36                                      1,000           1,000
  Countrywide Asset-Backed
    Certificates, Ser 2006-22,
    Cl M1
    5.550%, 12/25/36                                      1,500           1,500
  Countrywide Asset-Backed
    Certificates, Ser 2006-22,
    Cl M3
    5.630%, 12/25/36                                      1,000           1,000
  Countrywide Home Loans,
    Ser 2005-HY10, Cl 3A1A (C)
    5.407%, 01/01/07                                        628             628
  Countrywide Home Loans,
    Ser 2006-HYB1, Cl 1A1 (C)
    5.398%, 01/20/07                                      1,251           1,246
  Countrywide Homes Loans,
    Ser 2005-22, Cl 2A1
    5.303%, 11/25/35                                        944             938
  Credit Suisse First Boston Mortgage
    Securities, Ser 2004-TF2A,
    Cl A2 (B) (C)
    5.550%, 01/15/07                                        144             144
  Credit-Based Asset Servicing,
    Ser 2005-CB5, Cl AV1 (C)
    5.460%, 01/25/07                                        120             121
  Crusade Global Trust, Series 2004-2,
    ClA1
    5.505%, 11/19/37                                        343             343
  Crusade Global Trust, Series 2006-1,
    Cl A1
    5.434%, 07/20/38                                      1,802           1,802
  Diversified REIT Trust,
    Ser 1999-1A, Cl A2 (B)
    6.780%, 03/18/11                                      1,303           1,327

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  GE Business Loan Trust,
    Ser 2003-2A, Cl B (B) (C)
    6.350%, 11/15/31                              $         162   $         165
  GE Business Loan Trust,
    Ser 2004-2A, Cl A
    5.570%, 12/15/32                                        170             170
  GE Business Loan Trust,
    Ser 2004-2A, Cl B
    5.830%, 12/15/32                                        127             127
  GE Business Loan Trust,
    Ser 2006-2A, Cl D
    6.100%, 11/15/34                                        310             310
  GE Commercial Equipment
    Financing, Ser 2004-1, Cl B (C)
    5.550%, 01/20/07                                        591             593
  GE Commercial Loan Trust,
    Ser 2006-3, Cl C (B) (C)
    5.915%, 01/19/07                                        555             555
  GE Corporate Aircraft
    Financing, Ser 2006-1A, Cl A2 (B) (C)
    5.520%, 01/26/07                                        563             559
  GMAC Commercial Mortgage
    Securities, Ser 1998-C2,
    Cl A2
    6.420%, 05/15/35                                      1,139           1,153
  GMAC Commercial Mortgage
    Securities, Ser 1999-CTL1,
    Cl A (B)
    7.151%, 12/15/16                                        775             779
  GMAC Mortgage Loan Trust,
    Ser 2005-AR6, Cl 2A1 (C)
    5.226%, 01/01/07                                      1,269           1,267
  GMAC Mortgage Loan Trust,
    Ser 2006-HE4, Cl A2 (C) (D)
    5.490%, 01/25/07                                      1,150           1,150
  GS Motgage Securities,
    Ser 2003-C1, Cl A2A
    3.590%, 01/10/40                                      2,000           1,963
  GSR Mortgage Loan Trust,
    Ser 2005-AR2, Cl 1A2 (C)
    4.595%, 01/01/07                                        969             956
  GSR Mortgage Loan Trust,
    Ser 2006-AR1, Cl 3A1
    5.413%, 01/25/36                                        792             786
  Granite Master Issuer,
    Ser 2006-3, Cl M1 (C)
    5.591%, 01/22/07                                        570             570
  Greenwich Capital Commercial
    Funding, Ser 2006-FL4A, Cl C
    5.580%, 11/05/21                                        810             810
  IMPAC CMB Trust, Ser 2005-1,
    Cl 1A1 (C)
    5.610%, 01/25/07                                        751             751
  IMPAC CMB Trust, Ser 2005-4,
    Cl 1M1 (C)
    5.780%, 01/25/07                                      1,337           1,340
  IXIS Real Estate Capital Trust,
    Ser 2006-HE3, Cl A2 (C)
    5.420%, 01/25/07                                      1,250           1,250
  Indymac Indx Mortgage Loan
    Trust, Ser 2006-AR41, Cl A3 (C)
    5.530%, 01/25/07                                      1,800           1,800
  JP Morgan Mortgage Acquisition,
    Ser 2006-WMC3, Cl A4 (C)
    5.470%, 01/25/07                                      1,250           1,250

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  JP Morgan Mortgage Trust,
    Ser 2006-4, Cl 1A1 (C)
    5.848%, 01/01/07                              $       3,041   $       3,065
  JPMorgan Mortgage Acquisition,
    Ser 2006-CH1, Cl M1
    5.540%, 05/25/36                                        335             335
  JPMorgan Mortgage Acquisition,
    Ser 2006-CH2, Cl MV1
    5.560%, 10/25/36                                      1,125           1,125
  Katonah, Ltd., Ser 2006-7A,
    Cl B (B) (C)
    5.794%, 02/15/07                                        700             700
  Leek Finance PLC, Ser 18A,
    Cl A2B (C)
    5.541%, 03/27/07                                        500             500
  Lehman Brothers Commercial
    Mortgage Backed Securities
    0.412%, 03/01/07                                     10,000              15
  MLCC Mortgage Investors,
    Ser 2006-2, Cl 2A (C)
    5.506%, 01/01/07                                      2,214           2,219
  Master Adjustable Rate
    Mortgage, Ser 2004-12, Cl 5A1 (C)
    4.478%, 01/01/07                                        297             297
  Mellon Bank Premium Finance
    Loan Master Trust, Ser 2004-1,
    Cl A (C)
    5.520%, 03/15/07                                      1,250           1,250
  Merrill Lynch Mortgage Investors,
    Ser 2005-A1, Cl 1A (C)
    4.267%, 01/01/07                                      1,585           1,579
  Merrill Lynch Mortgage Investors,
    Ser 2005-A9, Cl 2A1E (C)
    5.162%, 12/25/35                                      2,729           2,709
  Metris Master Trust,
    Ser 2005-2, Cl B (C)
    5.630%, 01/20/07                                      2,000           2,001
  Morgan Stanley Dean Witter
    Capital, Ser 2000-LIFE, Cl A2
    7.570%, 11/15/36                                        945             994
  MortgageIt Trust, Ser 2005-5,
    Cl A1 (C)
    5.580%, 01/25/07                                      1,790           1,793
  Nationstar Home Equity Loan
    Trust, Ser 2006-B, Cl AV2 (C)
    5.750%, 09/25/36                                      1,000           1,000
  Option One Mortgage Loan Trust,
    Ser 2005-3, Cl M1 (C)
    5.820%, 01/25/07                                        428             430
  Permanent Financing PLC, Ser 4,
    Cl 2B
    5.533%, 06/10/42                                      1,750           1,750
  Permanent Master Issuer PLC,
    Ser 2006-1, Cl 2C (C)
    5.773%, 01/16/07                                        700             700
  Prima Ser 2006-1, Cl A1
    5.650%, 12/25/40                                      1,300           1,304
  Provdian Gateway Master Trust,
    Ser 2004-AA, Cl D
    7.200%, 03/15/11                                      1,050           1,053
  Prudential Commercial Mortgage
    Trust, Ser 2003-PWR1, Cl A1
    3.669%, 02/11/36                                      1,325           1,272
  Residential Funding Mortgage
    Securites I, Ser 2006-SA1,
    Cl 1A1
    5.675%, 02/25/36                                        778             782

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Sequoia Mortgage Trust,
    Ser 2004-10, Cl A2 (C)
    5.670%, 01/20/07                              $         498   $         500
  Sequoia Mortgage Trust,
    Ser 2004-11, Cl A1 (C)
    5.650%, 01/20/07                                        367             368
  Sequoia Mortgage Trust,
    Ser 2005-2, Cl A1 (C)
    5.570%, 01/20/07                                        220             220
  Triton Container Finance LLC,
    Ser 2006-1A, Cl N
    5.530%, 11/26/21                                        750             750
  VTB Capital, Ser 2006-1, Cl A1
    5.970%, 08/01/08                                        310             310
  WFS Financial Owner Trust,
    Ser 2005-3, Cl B
    4.500%, 05/17/13                                        700             691
  WFS Financial Owners Trust,
    Ser 2005-2, Cl A
    4.170%, 12/17/09                                      1,433           1,425
  Wadsworth CDO, Ser 2006-1A,
    Cl B (B) (C)
    5.876%, 11/05/46                                        315             314
  Washington Mutual Master Note
    Trust, Ser 2006-C2A, Cl C2 (B) (C)
    5.820%, 01/15/07                                        800             800
  Washington Mutual, Ser 2003-AR10,
    Cl A6 (C)
    4.063%, 01/01/07                                      1,500           1,471
  Washington Mutual, Ser 2006-AR10,
    Cl 1A1 (C)
    5.980%, 09/25/36                                         38              39
  Washington Mutual, Ser 2006-AR2,
    Cl 1A1 (C)
    5.329%, 01/01/07                                        875             873
  Washinton Mutual Master Note
    Trust, Ser 2006-C3A, C3A
    5.700%, 10/15/13                                      1,000           1,000
  Wells Fargo Mortgage Backed
    Securities, Ser 2006-AR10,
    Cl 2A1
    5.629%, 07/25/36                                      1,403           1,402
  Wells Fargo Mortgage-Backed
    Securities, Ser 2003-J,
    Cl 2A4 (C)
    4.450%, 10/25/33                                        551             541
  Wells Fargo Mortgage-Backed
    Securities, Ser 2004-BB,
    Cl A2 (C)
    4.556%, 01/01/07                                        921             905
  Wells Fargo Mortgage-Backed
    Securities, Ser 2004-Z,
    Cl 2A1 (C)
    4.578%, 01/01/07                                        806             798
  Wells Fargo Mortgage-Backed
    Securities, Ser 2005-AR2,
    Cl 2A2 (C)
    4.545%, 01/01/07                                      1,050           1,034
  Wells Fargo Mortgage-Backed
    Securities, Ser 2006-AR8,
    Cl 2A1 (C)
    5.240%, 01/01/07                                      1,377           1,368
                                                                  -------------
                                                                        101,659
                                                                  -------------

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
OTHER ASSET-BACKED SECURITIES  -- 1.2%
  BlackRock Senior Income Series,
    Ser 2006-4A, Cl C
    6.035%, 10/20/19                              $       1,930   $       1,930
  CIT Equipment Collateral,
    Ser 2006-VT2, Cl C
    5.290%, 04/20/14                                        203             203
  Interstar Millennium Trust,
    Ser 2002-1G, Cl A2
    5.548%, 07/07/34                                        230             230
  Marriott Vacation Club Owner
    Trust, 2006-2A, Cl A
    5.362%, 10/20/28                                        330             329
  Mayport CLO Ltd., Ser 2006-1A,
    Cl A2L
    6.023%, 02/22/20                                        270             270
  Mayport CLO Ltd., Ser 2006-1A,
    Cl A2l
    5.733%, 02/22/20                                      1,005           1,005
  Navistar Financial Dealer Note
    Master Trust, Ser 2004-1,
    Cl A (C)
    5.550%, 01/10/07                                        470             470
                                                                  -------------
                                                                          4,437
                                                                  -------------
Total Asset-Backed Securities
  (Cost $141,475) ($ Thousands)                                         141,762
                                                                  -------------

LOAN PARTICIPATIONS  -- 27.0%
  Acument Global Tech
    8.921%, 08/11/13                                      1,000           1,005
  Applied Systems
    8.100%, 09/26/13                                        500             502
  Barrington
    7.600%, 08/05/13                                      1,000           1,005
  Brand Services
    7.622%, 01/15/12                                      1,000           1,000
  Buffets Holding
    8.370%, 11/01/13                                        883             887
    8.370%, 11/01/13                                        117             117
  Burlington Coat Factory
    7.620%, 05/28/13                                      1,970           1,941
  CCS Medical
    8.620%, 09/30/12                                      1,500           1,460
  Cequel Communications
    7.739%, 11/05/13                                      2,000           2,000
  Chiquita
    8.375%, 06/28/12                                        997           1,004
  Chiquita Brands
    8.375%, 06/28/12                                        997             996
  Data Transmission Network
    8.517%, 03/10/13                                        997             986
  Dollar Financial Group
    0.000%, 10/30/12                                      1,000           1,002
  Eastman Kodak
    7.616%, 10/18/12                                      1,659           1,663
  Eddie Bauer
    9.570%, 06/21/11                                      1,995           1,988
  Education Management
    9.750%, 06/01/13                                      1,995           2,007
  FSB Holding
    7.875%, 09/29/13                                        500             501
  Ferro
    8.587%, 06/06/12                                      1,111           1,108
    0.000%, 06/06/12                                        889              --

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Ford Motor
    8.360%, 12/15/13                              $       1,000   $       1,002
  GTM Holding
    8.130%, 10/13/13                                      1,000           1,005
  Garden Fresh Restaurant
    8.622%, 06/22/11                                        994             995
  Generac Acquistuion
    7.820%, 11/15/13                                      2,000           2,004
  Georgia Gulf
    0.000%, 10/03/06                                      1,172           1,178
  Global Petroleum
    9.830%, 07/26/13                                      1,995           2,000
  Graham Packaging
    7.750%, 10/07/11                                      1,995           2,006
  HCA
    8.086%, 11/07/13                                      2,000           2,021
  Healthcare Partners LLC
    7.320%, 10/24/13                                        929             930
  Home Interiors & Gifts, Initial Term
    10.389%, 03/31/11                                     1,445           1,019
  Ipayment
    7.520%, 05/10/13                                      1,995           1,987
  JHT Holding
    0.000%, 12/21/12                                      2,000           2,000
  Jean Coutu Group
    7.938%, 07/30/11                                          6               6
  Keystone Automotive Operations
    7.882%, 10/30/09                                        919             918
  Kuilima Resort
    8.150%, 09/30/10                                      1,589           1,561
  Lake at Las Vegas Joint Venture
    8.120%, 02/01/10                                        997             955
  Land Investors
    8.249%, 05/09/11                                      2,000           1,990
  Lear
    7.885%, 04/25/12                                      2,000           1,995
  Longyear Global Holding
    12.360%, 10/07/13                                     1,000             991
    8.626%, 10/06/11                                         89              89
    8.570%, 10/06/12                                         82              83
    8.570%, 10/08/12                                        829             833
  Lyondell Chemical
    7.121%, 08/16/13                                      1,995           2,003
  MGM Holding II
    8.617%, 04/08/12                                      3,000           2,966
  Metro PCS Wireless
    7.875%, 11/03/13                                      2,500           2,502
  Movie Gallery
    10.620%, 04/27/11                                     1,796           1,760
  NE Energy
    9.750%, 11/01/13                                      1,789           1,806
    9.750%, 11/01/13                                        211             213
  National Money Mart
    8.050%, 10/30/12                                        424             425
    8.050%, 10/30/12                                        576             559
  Northwest Airlines
    7.850%, 08/21/08                                      1,000           1,005
  Open Solutions
    7.870%, 09/03/11                                      1,890           1,890
  Orthofix Holding
    7.120%, 09/22/13                                      1,500           1,500
  Oshkosh Truck
    7.350%, 12/06/13                                      1,500           1,502
  Paramount Resources
    9.880%, 08/25/12                                      1,000             985

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Plum Point Energy Associates  LLC
    0.000%, 03/14/14                              $         872   $         879
  Protection One Alarm Monitoring
    7.765%, 03/31/12                                      1,995           2,000
  Pure Fishing
    0.000%, 09/30/10                                      1,000             994
  Quintiles Transnational
    7.370%, 03/31/13                                      1,995           1,991
  Re Holding
    8.349%, 12/09/08                                      2,000           2,003
  Roofing Supply Group
    8.580%, 06/30/13                                      1,000             990
  Serena Software
    7.618%, 03/10/13                                      2,000           2,000
  Sirva Worldwide
    11.210%, 12/01/10                                     1,818           1,674
  Solo Cup
    0.000%, 02/27/11                                      1,000           1,005
  Sorenson Communications
    0.000%, 02/16/14                                        995             999
  Spansion LLC
    8.375%, 10/24/12                                      1,000           1,002
  Stratos Global
    8.070%, 02/13/12                                      2,000           1,999
  Sungard Data Systems
    7.875%, 02/11/13                                      1,995           2,011
  TDS Investor
    0.000%, 08/23/13                                      1,000           1,000
  US Airways Group
    8.867%, 03/31/11                                      2,000           2,012
  VML US Finance LLC
    8.120%, 05/25/13                                      1,000           1,006
  VNU
    8.190%, 08/01/13                                      1,000           1,007
  Vanguard Car Rental USA Holding
    8.346%, 06/14/13                                      1,870           1,881
  WM Bolthouse Farms
    0.000%, 12/17/12                                      1,000           1,004
  Wideopenwest Finance
    7.658%, 05/01/13                                      2,000           2,019
                                                                  -------------
Total Loan Participations
  (Cost $97,495) ($ Thousands)                                           97,335
                                                                  -------------

CORPORATE OBLIGATIONS -- 13.8%

CONSUMER DISCRETIONARY -- 2.8%
  Ameristar Casinos
    0.000%, 11/10/12                                      1,500           1,498
  CBS
    7.700%, 07/30/10                                      1,000           1,068
  COX Communications
    4.625%, 01/15/10                                      1,000             979
  Clear Channel Communications
    6.250%, 03/15/11                                      1,000             972
  Comcast Cable Communications
    6.200%, 11/15/08                                      1,000           1,016
  DaimlerChrysler
    7.200%, 09/01/09                                      1,000           1,037
  Federated Department Stores
    6.300%, 04/01/09                                      1,000           1,017
  Time Warner
    5.500%, 11/15/11                                        815             813
  Time Warner Entertainment
    7.250%, 09/01/08                                      1,000           1,028

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Univision Communications
    3.875%, 10/15/08                              $         825   $         787
                                                                  -------------
                                                                         10,215
                                                                  -------------
CONSUMER STAPLES -- 0.6%
  Altria Group
    7.000%, 11/04/13                                      1,000           1,087
  Miller Brewing (B)
    4.250%, 08/15/08                                      1,000             982
                                                                  -------------
                                                                          2,069
                                                                  -------------
FINANCIALS -- 7.3%
  American General Financial MTN,
    Ser I
    4.875%, 07/15/12                                      1,000             976
  Ameriprise Financial
    5.350%, 11/15/10                                      1,000           1,002
  BTM (Curacao) Holding (B) (C)
    4.760%, 07/21/15                                      1,000             978
  Banco Santander Chile (B) (C)
    5.703%, 03/09/07                                      1,750           1,757
  CIT Group
    3.375%, 04/01/09                                      1,000             960
  Capital One Financial MTN
    5.700%, 09/15/11                                        510             518
  Citigroup
    5.920%, 08/25/36                                      1,000           1,001
  EOP Operating
    4.650%, 10/01/10                                      1,000             993
  Everest Reinsurance Holdings
    8.750%, 03/15/10                                      1,545           1,684
  Goldman Sachs Group (C)
    5.663%, 03/28/07                                      1,000           1,006
  Hartford Financial Services Group
    7.900%, 06/15/10                                      1,000           1,078
  Huntington National Bank
    4.375%, 01/15/10                                        500             485
  ILFC E-Capital Trust I (B) (C)
    5.900%, 06/21/07                                      1,000           1,010
  Keyspan
    4.900%, 05/16/08                                        900             893
  Lehman Brothers Holdings, MTN,
    Ser G
    5.624%, 11/10/09                                      1,650           1,657
  Liberty Property +
    7.250%, 03/15/11                                      1,000           1,065
  Merrill Lynch (C)
    6.120%, 03/12/07                                        700             699
  Prudential Financial MTN
    5.100%, 12/14/11                                        310             307
  RSHB Capital (B)
    7.175%, 05/16/13                                        650             685
  Residential Capital LLC
    5.850%, 06/09/08                                        750             748
  St. Paul
    5.750%, 03/15/07                                        570             571
  Textron Financial MTN
    5.125%, 02/03/11                                      1,000             993
  Union Planters
    7.750%, 03/01/11                                      1,000           1,090
  Unitrin
    4.875%, 11/01/10                                      1,000             975
  VTB Capital
    6.140%, 09/21/07                                      1,000           1,003

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Western Union
    5.400%, 11/17/11                              $       1,175   $       1,159
  Willis North America
    5.125%, 07/15/15                                      1,000             975
                                                                  -------------
                                                                         26,268
                                                                  -------------
HEALTH CARE -- 0.6%
  Quest Diagnostic
    5.125%, 11/01/10                                      1,000             985
  Wyeth
    6.950%, 03/15/11                                      1,000           1,062
                                                                  -------------
                                                                          2,047
                                                                  -------------
INDUSTRIALS -- 0.9%
  American Airlines, Ser 2002-1 (C)
    5.986%, 03/23/07                                        892             892
  Continental Airlines, Ser 1998-3
    6.320%, 11/01/08                                      1,270           1,286
  Harrahs Operating
    5.500%, 07/01/10                                      1,000             980
                                                                  -------------
                                                                          3,158
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.5%
  Corning
    6.050%, 06/15/15                                      1,000             999
  Telecom Italia Capital (C)
    5.984%, 01/18/07                                      1,000             998
                                                                  -------------
                                                                          1,997
                                                                  -------------
UTILITIES -- 1.1%
  Dominion Resources, Ser D (C)
    5.663%, 03/28/07                                      1,675           1,676
  Nisource Finance (C)
    5.940%, 02/23/07                                      1,500           1,500
  PSEG Power
    3.750%, 04/01/09                                      1,000             966
                                                                  -------------
                                                                          4,142
                                                                  -------------
Total Corporate Obligations
  (Cost $49,638) ($ Thousands)                                           49,896
                                                                  -------------
FOREIGN BONDS  -- 0.3%
  Sberbank UBS Luxembourg
    6.230%, 02/11/15                                        500             509
  Trinidad & Tobago
    9.875%, 10/01/09                                        500             556
                                                                  -------------
Total Foreign Bonds
  (Cost $1,064) ($ Thousands)                                             1,065
                                                                  -------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS  -- 6.6%
  FNMA
    6.500%, 09/01/26                                        893             912
    6.000%, 04/01/08 to 11/01/26                         22,603          22,882
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $23,797) ($ Thousands)                                           23,794
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 1.1%
  FHLMC
    5.160%, 03/20/07                                         75              74

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  FHLMC (A) (C)
    6.000%, 09/01/26                              $       1,495   $       1,519
  FHLMC (C)
    5.196%, 01/23/07                                        250             249
  FNMA, Ser 2003-8, Cl BN
    4.500%, 03/25/16                                      2,075           2,045
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $3,877) ($ Thousands)                                             3,887
                                                                  -------------

CASH EQUIVALENT  -- 7.6%
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A, 5.340% *                    27,550,716          27,551
                                                                  -------------
Total Cash Equivalent
  (Cost $27,551) ($ Thousands)                                           27,551
                                                                  -------------

TIME DEPOSITS  -- 6.7%
  Lloyds TSB London
    5.280%, 02/15/07                                      2,500           2,500
  Royal Bank Of Scotland
    5.280%, 03/19/07                                      6,334           6,334
  Royal Bank Scotland
    5.270%, 02/15/07                                      3,000           3,000
  UBS London
    5.280%, 01/31/07                                     12,366          12,366
                                                                  -------------
Total Time Deposits
  (Cost $24,200) ($ Thousands)                                           24,200
                                                                  -------------

CERTIFICATES OF DEPOSIT  -- 0.1%
  Sovereign Bank
    4.000%, 02/01/08                                        400             394
                                                                  -------------
Total Certificates of Deposit
  (Cost $393) ($ Thousands)                                                 394
                                                                  -------------

REPURCHASE AGREEMENT (E) -- 3.4%
Morgan Stanley
  5.300%, dated 12/29/06, to be
  repurchased on 01/02/07, repurchase
  price $12,307,243 (collateralized by
  U.S. Government Obligations, ranging
  in par value $2,161,311-$8,778,917,
  5.000%-6.000%, 02/01/19-08/01/36; with
  total market value $12,599,903)                        12,300   $      12,300
                                                                  -------------
Total Repurchase Agreement
  (Cost $12,300) ($ Thousands)                                           12,300
                                                                  -------------
Total Investments -- 105.8%
  (Cost $381,790) ($ Thousands)++                                 $     382,184
                                                                  =============




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

--------------------------------------------------------------------------------
Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
-------------------------------------------------------------------------------

                                                                   Unrealized
                                                                  Appreciation
Type of                              Number of     Expiration    (Depreciation)
Contract                             Contracts        Date        ($ Thousands)
--------------------------------------------------------------------------------
90-Day Eurodollar                       119      December 2007   $           (6)
U.S. 2-Year Note                        (70)       March 2007                47
U.S. 5-Year Note                       (180)       March 2007               156
U.S. 10-Year Note                      (184)       March 2007               237
                                                                 --------------

                                                                 $          434
                                                                 ==============

-----------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at December 31, 2006:
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                             Unrealized
                                                Currency                              Currency              Appreciation
Maturity                                       to Deliver                            To Receive            (Depreciation)
Date                                          (Thousands)                           (Thousands)             ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------
01/11/07 - 06/12/07            CHF                 31,100            GBP                 13,356            $          480
01/11/07 - 06/12/07            CHF                 24,900            USD                 20,306                      (201)
01/11/07                       EUR                  1,487            CHF                  2,368                       (21)
01/11/07 - 05/11/07            GBP                  8,882            CHF                 20,600                      (398)
01/11/07 - 05/11/07            GBP                  5,905            JPY              1,285,000                      (667)
01/11/07                       GBP                  1,456            USD                  2,867                        18
01/11/07 - 06/12/07            JPY              2,092,000            GBP                  9,607                     1,042
01/11/07 - 06/12/07            JPY              1,421,000            NZD                 18,938                     1,222
01/11/07 - 06/12/07            JPY              2,925,000            USD                 25,289                       509
01/11/07 - 04/13/07            NZD                  8,086            JPY                614,000                      (497)
01/11/07 - 05/11/07            USD                 18,780            CHF                 23,000                       147
01/11/07                       USD                  4,157            GBP                  2,120                        (8)
01/11/07 - 05/11/07            USD                 15,892            JPY              1,831,000                      (401)
                                                                                                           --------------
                                                                                                           $        1,225
                                                                                                           ==============

-------------------------------------------------------------------------------------------------------
Swaps -- The following Credit Default Swap agreements were outstanding at December 31, 2006:
-------------------------------------------------------------------------------------------------------

                                                                                               Net
                                                                            Notional        Unrealized
                                                             Expiration      Amount        Depreciation
Description                                                     Date      ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------------------
Fund receives a quarterly payment of 0.135% (0.540% per
  annum) times notional amount of the ABX.HE.A 06-1 Index.
  Upon a defined credit event the Fund pays notional
  amount and takes receipt of the defined deliverable
  obligation. (Counter Party: Bank of America)                 07/25/45         $10,500             $33

Fund receives a quarterly payment of 0.0475% (0.190% per
  annum) times notional amount of Republic of Italy,
  6.875%, 09/27/2023. Upon a defined credit event the Fund
  pays notional amount and takes receipt of the defined
  deliverable obligation. (Counter Party: Goldman Sachs)       12/20/16           1,700               1
                                                                                                    ---

                                                                                                    $34
                                                                                                    ===

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2006

-------------------------------------------------------------------------------------------------------
Swaps -- The following Total Return Swap agreement was outstanding at December 31, 2006:
-------------------------------------------------------------------------------------------------------

                                                                                               Net
                                                                             Notional       Unrealized
                                                             Expiration       Amount       Depreciation
Description                                                     Date      ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------------------
Fund receives a quarterly payment of 0.0475% (0.190% per
  annum) times notional amount of Republic of Italy,
  6.875%, 09/27/2023. Upon a defined credit event the Fund
  pays notional amount and takes receipt of the defined
  deliverable obligation. (Counter Party: Goldman Sachs)       03/01/07         $10,000             $15
                                                                                                    ===

Percentages are based on Net Assets of $361,211 ($ Thousands).

*     Rate shown is the 7-day effective yield as of December 31, 2006.
+     Real Estate Investments Trust

(A) Security of a portion thereof, has been pledged as collateral on open futures contracts.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006. The date reported on the Schedule of Investments is the next reset date.
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2006 was $1,150 ($ Thousands) and represented 0.32% of Net Assets.
(E) Tri-Party Repurchase Agreement

CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CLO -- Collateralized Loan Obligarion
CMB -- Commercial Mortgage Obligation
EUR -- Euro Dollar
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pounds
JPY -- Japanese Yen
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
NZD -- New Zealand Dollar
REIT -- Real Estate Investment Trust
Ser -- Series
USD -- United States Dollar

++ At December 31, 2006, the tax basis cost of the Fund's investments was $381,790 ($ Thousands), and the unrealized appreciation and depreciation were $895 ($ Thousands) and $(501) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 38.3%
  FHLMC
    7.500%, 11/01/29 to 09/01/32                  $       2,703   $       2,805
    7.000%, 01/01/08 to 01/01/32                          3,030           3,080
    6.500%, 12/01/13 to 09/01/36                         22,726          23,185
    6.000%, 03/01/20 to 12/01/33                         10,542          10,675
    5.500%, 12/01/13 to 04/01/34                         15,382          15,379
    5.000%, 10/01/18 to 07/01/35                         45,406          44,236
    4.500%, 02/01/19 to 11/01/35                         41,507          39,775
    4.000%, 03/01/19 to 10/01/33                          6,494           6,019
  FHLMC ARM
    5.815%, 02/01/36                                      4,119           4,158
    5.601%, 05/01/36                                      6,731           6,760
    5.150%, 01/01/36                                      8,373           8,326
    5.095%, 02/01/36                                      3,948           3,898
    4.992%, 05/01/35                                        292             288
  FHLMC TBA
    6.000%, 01/01/19                                     31,557          31,971
    5.500%, 01/17/19 to 01/01/33                         97,300          96,161
    5.000%, 01/15/18 to 01/01/34                         25,044          24,357
  FNMA
    8.000%, 10/01/15                                         29              30
    7.000%, 09/01/26 to 04/01/32                          4,868           5,012
    6.500%, 05/01/17 to 11/01/31                          4,887           4,998
    6.000%, 03/01/33 to 07/01/36                         21,170          21,341
    5.500%, 06/01/14 to 02/01/35                        180,802         179,484
    5.000%, 01/01/20 to 01/01/36                         72,076          70,358
    4.700%, 10/01/12                                        702             686
    4.500%, 04/01/09 to 08/01/35                         16,925          15,947
    4.330%, 11/01/11                                        844             813
    4.000%, 09/01/18 to 12/01/20                         21,341          20,115
  FNMA ARM
    6.810%, 01/01/07                                      2,767           2,860
    6.444%, 07/01/36                                      2,577           2,630
    6.288%, 11/01/35                                      2,912           3,011
    6.286%, 10/01/35                                     13,368          13,819
    6.283%, 10/01/35                                      8,306           8,585
    6.279%, 11/01/35                                      5,637           5,827
    5.928%, 09/01/36                                      4,364           4,413
    5.835%, 07/01/46                                         22              22
    5.662%, 06/01/36                                      1,203           1,209
    5.635%, 02/01/36                                        879             882
    5.504%, 06/01/36                                        492             496
    5.298%, 04/01/36                                      1,451           1,454
    5.070%, 07/01/35                                      1,642           1,633
    4.868%, 09/01/35                                        849             840
  FNMA ARM
    6.815%, 01/01/07                                      2,831           2,927
    6.811%, 01/01/07                                      5,646           5,837
  FNMA TBA
    6.500%, 01/01/37                                    147,410         150,174
    6.000%, 01/01/20 to 01/01/37                         29,244          29,480
    5.500%, 01/01/19 to 01/01/37                        230,376         227,785
    5.060%, 03/01/25                                        152             150
    5.000%, 01/01/19 to 01/01/37                        333,976         322,779
    4.500%, 11/15/35                                      3,500           3,279
  GNMA
    8.000%, 11/15/29 to 11/15/30                            204             215
    7.500%, 03/15/29 to 01/15/32                            563             588
    7.000%, 08/15/13                                        171             177
    6.500%, 04/15/24 to 08/20/36                         19,196          19,720
    6.000%, 03/15/14 to 11/15/35                         71,724          72,773

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
    5.500%, 10/20/34                              $       4,377   $       4,348
    5.000%, 05/15/33 to 10/15/35                          7,045           6,853
  GNMA ARM
    5.625%, 02/20/34                                      2,872           2,874
    4.500%, 08/20/34 to 05/20/36                         13,055          13,014
    4.000%, 02/20/34 to 03/20/36                          6,393           6,351
    3.750%, 12/20/33                                     19,331          19,203
  GNMA ARM (F)
    3.750%, 01/01/07                                      5,775           5,676
  GNMA TBA
    6.500%, 01/22/33 to 01/01/34                         42,473          43,400
    6.000%, 01/01/34                                      5,900           5,981
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $1,639,908) ($ Thousands)                                     1,631,122
                                                                  -------------

CORPORATE OBLIGATIONS  -- 33.1%

CONSUMER DISCRETIONARY -- 1.7%
  American Achievement
    8.250%, 04/01/12                                        900             921
  Beazer Homes
    8.625%, 05/15/11                                        500             515
  Boyd Gaming
    7.125%, 02/01/16                                        350             348
    6.750%, 04/15/14                                        570             569
  COX Communications
    7.875%, 08/15/09                                        750             794
    4.625%, 06/01/13                                        805             757
  CSC Holdings
    7.625%, 07/15/18                                         80              78
  Caesars Entertainment
    8.125%, 05/15/11                                        540             565
  Clear Channel Communications
    4.250%, 05/15/09                                        990             959
  Clear Channel Communications (J)
    6.250%, 03/15/11                                      2,230           2,167
  Comcast
    9.000%, 09/01/08                                      1,150           1,216
    6.500%, 01/15/15                                        985           1,026
    6.500%, 01/15/17                                        490             511
    5.850%, 11/15/15                                        465             466
    5.650%, 06/15/35                                        315             286
    5.300%, 01/15/14                                      2,340           2,292
  Comcast (J)
    5.900%, 03/15/16                                      1,420           1,424
    5.450%, 11/15/10                                        525             527
  Comcast Cable Communications
    8.375%, 03/15/13                                      2,115           2,409
    6.750%, 01/30/11                                      7,430           7,785
  DaimlerChrysler
    8.500%, 01/18/31                                        710             845
    7.300%, 01/15/12                                      1,400           1,486
    6.500%, 11/15/13                                      1,860           1,910
  DaimlerChrysler MTN
    5.750%, 09/08/11                                      1,130           1,127
  DirectTV Holdings
    8.375%, 03/15/13                                        350             364
  Echostar DBS
    7.125%, 02/01/16                                      1,970           1,970
  Ford Motor
    9.980%, 02/15/47                                      3,800           3,325
    9.215%, 09/15/21                                      1,000             878
    7.500%, 08/01/26                                      1,900           1,439
  Ford Motor (J)
    7.450%, 07/16/31                                      2,940           2,308

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  General Motors
    8.250%, 07/15/23                              $       3,100   $       2,883
  Hertz (C)
    8.875%, 01/01/14                                        725             759
  Idearc (C)
    8.000%, 11/15/16                                        340             345
  Inn of the Mountain Gods (J)
    12.000%, 11/15/10                                     1,010           1,091
  Jacuzzi Brands
    9.625%, 07/01/10                                        870             924
  Kabel Deutschland
    10.625%, 07/01/14                                       545             604
  Lamar Media, Ser B
    6.625%, 08/15/15                                        720             714
  MGM Mirage
    8.500%, 09/15/10                                        160             171
    7.625%, 01/15/17                                        450             451
  Mandalay Resort Group
    9.500%, 08/01/08                                        440             462
  News America
    6.400%, 12/15/35                                      1,255           1,247
    6.200%, 12/15/34                                        395             381
  Omnicon Group
    5.900%, 04/15/16                                      2,165           2,188
  Quebecor Media
    7.750%, 03/15/16                                        470             480
  Reader's Digest Association
    6.500%, 03/01/11                                        390             401
  River Rock Entertainment
    9.750%, 11/01/11                                        930             986
  Rogers Cable
    7.875%, 05/01/12                                        550             595
    6.750%, 03/15/15                                      1,015           1,046
  Station Casinos
    7.750%, 08/15/16                                      1,495           1,506
  Time Warner
    7.700%, 05/01/32                                      3,645           4,113
    6.875%, 05/01/12                                      2,455           2,594
  Time Warner Entertainment
    8.375%, 07/15/33                                      1,100           1,329
  Viacom
    6.875%, 04/30/36                                        500             494
    5.750%, 04/30/11                                      2,975           2,977
  Visteon
    8.250%, 08/01/10                                        530             517
                                                                  -------------
                                                                         70,525
                                                                  -------------
CONSUMER STAPLES -- 0.6%
  Altria Group
    7.750%, 01/15/27                                      3,860           4,682
    7.000%, 11/04/13                                        795             864
  Anheuser-Busch
    5.050%, 10/15/16                                        940             904
  CVS (C)
    9.350%, 01/10/23                                      8,600          10,624
  Diageo Capital
    5.500%, 09/30/16                                        925             913
  General Mills
    6.000%, 02/15/12                                        750             768
  Kellogg, Ser B
    6.600%, 04/01/11                                        890             933
  Kraft Foods
    5.625%, 11/01/11                                        950             960
    5.250%, 10/01/13                                      1,015           1,002
  Philip Morris Capital
    7.500%, 07/16/09                                      1,750           1,826

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Wal-Mart Stores
    5.250%, 09/01/35                              $         700   $         643
                                                                  -------------
                                                                         24,119
                                                                  -------------
ENERGY -- 2.7%
  Amerigas
    7.125%, 05/20/16                                      1,105           1,105
  Anadarko Finance, Ser B
    7.500%, 05/01/31                                      3,170           3,597
    6.750%, 05/01/11                                         20              21
  Anadarko Petroleum
    6.450%, 09/15/36                                      6,240           6,306
  Anadarko Petroleum (F)
    5.760%, 03/15/07                                      4,000           4,016
  Andarko Petroleum
    5.950%, 09/15/16                                        400             401
  Apache
    6.250%, 04/15/12                                          5               5
  Canadian  Natural Resources
    6.500%, 02/15/37                                        920             923
    5.850%, 02/01/35                                        800             737
  Chesapeake Energy
    6.375%, 06/15/15                                        500             495
  Conoco Funding
    7.250%, 10/15/31                                        530             625
    6.950%, 04/15/29                                      4,060           4,612
  Conoco Funding (J)
    6.350%, 10/15/11                                        920             962
  ConocoPhillips
    4.750%, 10/15/12                                      3,990           3,891
  ConocoPhillips (J)
    5.900%, 10/15/32                                      1,710           1,737
  Devon Energy
    7.950%, 04/15/32                                      2,030           2,471
  Devon Financing
    6.875%, 09/30/11                                      1,260           1,332
  Duke Capital LLC
    8.000%, 10/01/19                                        365             424
    7.500%, 10/01/09                                      1,125           1,184
    5.500%, 03/01/14                                        600             593
  El Paso (C)
    7.750%, 07/15/11                                      5,470           5,785
  El Paso (J)
    6.950%, 06/01/28                                      6,750           6,716
  El Paso MTN (J)
    7.800%, 08/01/31                                      2,280           2,491
    7.750%, 01/15/32                                      5,075           5,557
  Enbridge Energy Partners
    5.875%, 12/15/16                                        650             644
  Encana
    6.500%, 08/15/34                                        554             571
  Energy Transfer Partners
    5.650%, 08/01/12                                        945             941
  Gazprom Capital
    6.212%, 11/22/16                                      4,740           4,785
  Hess
    7.300%, 08/15/31                                      5,450           6,082
  Kansas Gas & Electric
    5.647%, 03/29/21                                      1,445           1,403
  Kerr-Mcgee
    6.950%, 07/01/24                                        200             213
  Kerr-Mcgee (J)
    7.875%, 09/15/31                                        910           1,086

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Kinder Morgan Energy Partners
    7.125%, 03/15/12                              $          90   $          96
    6.750%, 03/15/11                                        580             603
    6.300%, 02/01/09                                        570             578
    5.000%, 12/15/13                                      2,735           2,599
  Nevada Power, Ser M
    5.950%, 03/15/16                                      1,295           1,292
  OPTI Canada (C)
    8.250%, 12/15/14                                        400             411
  Peabody Energy, Ser B
    6.875%, 03/15/13                                        300             308
  Pemex Project Funding Master Trust
    7.375%, 12/15/14                                        525             578
    6.625%, 06/15/35                                      1,775           1,816
  Petrobras International Finance
    6.125%, 10/06/16                                      3,240           3,272
  Plains All American Pipeline (C)
    6.650%, 01/15/37                                        585             594
    6.125%, 01/15/17                                      1,170           1,176
  Pogo Producing
    6.875%, 10/01/17                                      1,000             955
  Ras Laffan (C)
    6.332%, 09/30/27                                      1,170           1,185
  Semgroup (C)
    8.750%, 11/15/15                                        200             201
  Sonat
    7.625%, 07/15/11                                      2,850           3,021
  Suburban Propane Partners
    6.875%, 12/15/13                                        735             720
  Tosco
    8.125%, 02/15/30                                        400             511
  Vastar Resources
    6.500%, 04/01/09                                      3,490           3,580
  Vintage Petroleum
    8.250%, 05/01/12                                        480             504
  Western Oil Sands
    8.375%, 05/01/12                                      1,195           1,326
  Williams
    8.750%, 03/15/32                                      7,050           7,967
    7.750%, 06/15/31                                      1,880           1,974
  Williams, Ser A (J)
    7.500%, 01/15/31                                      1,490           1,546
  XTO Energy
    7.500%, 04/15/12                                        850             923
  YPF Sociedad Anonima MTN, Ser A
    7.750%, 08/27/07                                      5,000           5,050
                                                                  -------------
                                                                        114,497
                                                                  -------------
FINANCIALS -- 21.0%
  ABX Financing (C)
    6.350%, 10/15/36                                      4,250           4,229
  ACE (J)
    6.700%, 05/15/36                                      1,015           1,092
  ASIF Global Financing XIX (C)
    4.900%, 01/17/13                                        390             380
  Aiful (C) (J)
    5.000%, 08/10/10                                      1,420           1,378
  Allied Capital
    6.625%, 07/15/11                                      2,410           2,451
  Allied World Assurance
    7.500%, 08/01/16                                      2,500           2,683
  Allstate Life Global Funding II
    MTN (C) (F) (K)
    5.390%, 01/17/08                                      6,560           6,560

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  American Express Travel
    5.250%, 11/21/11                              $       2,725   $       2,723
  American General Finance (C) (F) (K)
    5.400%, 01/17/08                                     20,678          20,677
  American International Group
    5.600%, 10/18/16                                        590             596
    4.700%, 10/01/10                                      1,475           1,449
  BAC Capital Trust XI
    6.625%, 05/23/36                                      1,200           1,295
  Bank Of America (C)
    5.420%, 03/15/17                                      4,900           4,832
  Bank One
    7.875%, 08/01/10                                      3,525           3,824
  Bank of America
    7.400%, 01/15/11                                      1,325           1,427
    5.375%, 06/15/14                                      3,055           3,054
    4.250%, 10/01/10                                        780             755
  Banponce Trust I, Ser A
    8.327%, 02/01/27                                      2,590           2,701
  Bear Stearns
    4.500%, 10/28/10                                      4,030           3,929
  Bear Stearns EXL (F) (K)
    5.390%, 01/17/08                                     25,384          25,384
  Boeing Capital
    5.800%, 01/15/13                                        425             436
  Boeing Capital (J)
    6.500%, 02/15/12                                        465             490
  Bunge Finance
    4.375%, 12/15/08                                        425             416
  CIT Group
    5.000%, 02/01/15                                      2,015           1,937
    4.250%, 02/01/10                                      1,595           1,545
  Capital One Bank
    4.875%, 05/15/08                                      1,480           1,471
  Capital One Financial
    8.750%, 02/01/07                                      2,095           2,100
    6.150%, 09/01/16                                        925             957
  China Development Bank
    5.000%, 10/15/15                                        500             487
  Cigna
    6.150%, 11/15/36                                        850             840
  Citigroup
    5.875%, 02/22/33                                      2,680           2,689
    5.100%, 09/29/11                                      1,205           1,200
    5.000%, 09/15/14                                      3,175           3,100
    3.625%, 02/09/09                                      3,060           2,970
  Citigroup (J)
    5.850%, 08/02/16                                      1,265           1,308
  Countrywide Financial MTN (F) (K)
    5.448%, 10/31/07                                     21,391          21,391
    5.443%, 06/27/07                                      8,556           8,556
  Countrywide Home Loans MTN, Ser L
    2.875%, 02/15/07                                      3,320           3,311
  Credit Suisse First Boston
    London (C) (F) (L)
    1.924%, 03/24/07                                      2,387           2,148
    0.000%, 03/24/07                                      8,663           7,796
  Credit Suisse First Boston USA
    4.875%, 08/15/10                                      2,210           2,186
  Credit Suisse USA (J)
    5.500%, 08/16/11                                      2,100           2,123
  Dekabank (C) (F) (K)
    5.394%, 11/20/07                                     26,382          26,380

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Deutsche Bank Capital Funding
    Trust (C) (F) (J)
    5.628%, 01/19/49                              $       7,870   $       7,734
  Developers Divers Realty MTN +
    7.000%, 03/19/07                                      1,300           1,304
  Developers Divers Realty +
    5.375%, 10/15/12                                      1,020           1,010
  Di Finance, Ser B
    9.500%, 02/15/13                                         90              95
  Dow Jones CDX HY, Ser 5-T1 (C)
    8.750%, 12/29/10                                        200             211
  Dryden Investor Trust (C) (H)
    7.157%, 07/23/08                                      3,383           3,426
  EOP Operating
    4.750%, 03/15/14                                        865             857
  Equity One +
    3.875%, 04/15/09                                      7,480           7,196
  Farmers Exchange Capital (C)
    7.200%, 07/15/48                                      1,465           1,500
    7.050%, 07/15/28                                      4,434           4,627
  Farmers Insurance Exchange (C)
    8.625%, 05/01/24                                      3,717           4,458
  First Industrial (F)
    7.600%, 07/15/28                                      3,675           4,100
  First Industrial MTN
    7.500%, 12/01/17                                      1,800           2,004
  Ford Motor Credit
    7.875%, 06/15/10                                      7,405           7,467
    7.375%, 10/28/09                                     20,540          20,584
    7.250%, 10/25/11                                        336             329
    7.000%, 10/01/13                                      8,000           7,640
    6.625%, 06/16/08                                      1,500           1,499
  Ford Motor Credit (C) (F)
    6.625%, 06/15/11                                      3,863           4,123
  Forest City Enterprises
    7.625%, 06/01/15                                        500             510
    6.500%, 02/01/17                                        270             265
  GE Capital Franchise MTN +
    6.860%, 06/15/07                                      1,850           1,861
  GE Global Insurance
    7.500%, 06/15/10                                        105             112
    7.000%, 02/15/26                                        710             789
  General Electric Capital MTN
    5.375%, 10/20/16                                        835             836
  General Electric Capital MTN,
    Ser A
    6.750%, 03/15/32                                      2,285           2,617
    6.000%, 06/15/12                                      3,655           3,784
    3.750%, 12/15/09                                      1,961           1,888
  General Motors Acceptance
    8.000%, 11/01/31                                      4,150           4,764
    7.250%, 03/02/11                                      3,520           3,661
    6.875%, 09/15/11                                        520             533
    6.125%, 08/28/07                                        460             460
    5.850%, 01/14/09                                      1,680           1,674
    5.625%, 05/15/09                                     14,680          14,564
  General Motors Acceptance (F)
    7.569%, 01/25/07                                      9,668          10,111
    6.324%, 01/18/07                                      3,460           3,463
  General Motors Acceptance (J)
    7.750%, 01/19/10                                      2,430           2,543
    5.125%, 05/09/08                                      1,480           1,464
  General Motors Acceptance MTN
    4.375%, 12/10/07                                        690             680
  Genworth Financial
    4.950%, 10/01/15                                      1,595           1,537
  Glitnir Bank (C)
    6.330%, 07/28/11                                      1,980           2,033

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Glitnir Bank (C) (F)
    6.693%, 06/15/16                              $       3,960   $       4,088
  Goldman Sachs Group
    6.450%, 05/01/36                                      1,440           1,498
    6.345%, 02/15/34                                      1,690           1,711
    5.950%, 01/15/27                                      1,175           1,161
    5.350%, 01/15/16                                        925             913
    5.250%, 10/15/13                                      3,565           3,539
    5.125%, 01/15/15                                      2,200           2,150
  Goldman Sachs Group (J)
    6.875%, 01/15/11                                      3,775           3,996
  HBOS Treasury Services
    5.000%, 11/21/11                                      3,300           3,282
  HSBC Finance
    8.000%, 07/15/10                                      3,475           3,775
    7.000%, 05/15/12                                      1,505           1,623
    6.375%, 11/27/12                                        585             616
    4.625%, 09/15/10                                        650             636
  HSBC Finance (J)
    4.750%, 04/15/10                                      3,905           3,853
    4.125%, 12/15/08                                      1,000             980
  Hartford Financial Services Group
    5.500%, 10/15/16                                      1,450           1,449
  Highwoods Realty +
    7.500%, 04/15/18                                      3,800           4,222
    7.125%, 02/01/08                                      3,000           3,045
  Host Marriott, Ser Q +
    6.750%, 06/01/16                                        455             456
  Household Finance
    4.125%, 11/16/09                                      2,155           2,095
  ILFC E-Capital Trust II (C) (F)
    6.250%, 12/21/65                                        900             914
  International Lease Finance
    4.750%, 01/13/12                                      1,176           1,143
  International Lease Finance MTN
    5.450%, 03/24/11                                      1,910           1,916
    5.400%, 02/15/12                                      1,445           1,446
  International Lease Finance MTN (F)
    5.590%, 02/24/07                                        955             958
    Irish Life & Permanent MTN, Ser X
    (C) (F) (K)
    5.390%, 01/21/08                                     18,967          18,965
  Islandsbanki (C) (F) (K)
    5.420%, 03/22/07                                     12,122          12,122
    5.400%, 04/06/07                                     21,391          21,391
  JPMorgan Capital Trust II
    7.950%, 02/01/27                                        580             604
  JPMorgan Chase
    5.750%, 01/02/13                                      6,435           6,549
    5.600%, 06/01/11                                      2,200           2,228
    5.125%, 09/15/14                                        765             752
  JPMorgan Chase Capital XV
    5.875%, 03/15/35                                      1,645           1,607
  JPMorgan Chase Capital XVIII, Ser R
    6.950%, 08/17/36                                      1,765           1,909
  JPMorgan, Ser CD (F)
    8.750%, 02/28/07                                      2,152           2,091
  Jackson National Life Funding (C) (F) (K)
    5.349%, 01/03/08                                     31,374          31,374
  Kaupthing Bank (C)
    7.125%, 05/19/16                                      1,350           1,432
    5.750%, 10/04/11                                        960             959

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Kaupthing Bank (C) (F)
    5.372%, 01/12/07                              $       6,070   $       6,112
  Kaupthing Bank MTN (C) (F) (K)
    5.430%, 03/20/07                                     35,652          35,652
  Korea Development Bank
    4.625%, 09/16/10                                      1,000             978
    4.250%, 11/13/07                                        755             747
  Landsbanki Islands (C)
    6.100%, 08/25/11                                      5,570           5,663
  Landsbanki Islands (C) (F) (K)
    5.430%, 03/16/07                                     27,095          27,095
  Lazard Group
    7.125%, 05/15/15                                      1,645           1,704
  Lehman Brothers
    6.500%, 04/15/08                                        695             703
  Lehman Brothers Holdings
    7.000%, 02/01/08                                      3,395           3,452
    5.750%, 01/03/17                                      1,980           2,005
  Lehman Brothers Holdings MTN
    11.000%, 11/07/16                                     4,283           4,258
    5.750%, 07/18/11                                      2,650           2,702
    5.750%, 05/17/13                                      1,800           1,828
  Lehman Brothers Holdings MTN (F)
    0.000%, 06/20/07                                      4,235           4,296
  Lehman Brothers Holdings MTN (J)
    5.500%, 04/04/16                                        785             785
  Lehman Brothers Holdings MTN,
    Ser H (F) (M)
    0.000%, 05/30/07                                      3,570           3,217
   Liberty Mutual Group (C)
    6.500%, 03/15/35                                      1,525           1,486
  Liberty Mutual Group (C) (J)
    7.500%, 08/15/36                                      1,015           1,110
  MUFG Capital Finance 1 Ltd. (F)
    6.346%, 07/25/49                                      1,670           1,695
  Merrill Lynch
    7.430%, 09/01/22                                          4               4
    6.220%, 09/15/26                                        755             778
    6.050%, 05/16/16                                      4,880           5,051
  Merrill Lynch MTN, Ser B
    3.375%, 09/14/07                                      2,100           2,072
  Merrill Lynch MTN, Ser C
    4.250%, 02/08/10                                      1,125           1,093
  Merrill Lynch Mortgage Investors
    Trust, Ser 2005-SL3, Cl A1 (F)
    5.580%, 01/10/07                                      3,978           3,979
  Met Life
    6.400%, 12/15/36                                      1,405           1,411
  Met Life Global Funding (C)
    4.750%, 06/20/07                                      1,100           1,097
  Monumental Global Funding (C)
    5.200%, 01/30/07                                        625             625
  Morgan Stanley
    5.375%, 10/15/15                                      1,605           1,591
    4.750%, 04/01/14                                      1,220           1,166
  Morgan Stanley Capital I, Ser 2006-T23,
    Cl A4
    5.983%, 08/12/41                                      2,887           3,005
  Morgan Stanley EXL (F) (K)
    5.380%, 01/04/08                                      4,991           4,991
  Morgan Stanley EXL, Ser S (F) (K)
    5.370%, 01/07/08                                      7,130           7,130
  Morgan Stanley MTN
    5.824%, 10/18/16                                      1,200           1,206
    5.625%, 01/09/12                                      1,555           1,581

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  NB Capital Trust IV
    8.250%, 04/15/27                              $       4,500   $       4,697
  Natexis Banques (C) (F) (K)
    5.360%, 01/17/08                                     13,904          13,903
  National Capital Trust II (C) (F)
    5.486%, 06/17/07                                      2,231           2,157
  Nationwide Building Society (C) (F) (K)
    5.423%, 10/26/07                                      7,843           7,844
    5.380%, 01/07/08                                     14,261          14,261
  Nationwide Mutual Insurance (C)
    8.250%, 12/01/31                                      3,575           4,383
    6.600%, 04/15/34                                      3,590           3,514
  Nordbank (C) (F) (K)
    5.380%, 01/24/08                                     24,243          24,241
  North Front Pass-Through Trust (C) (F)
    5.810%, 06/15/07                                      1,975           1,944
  Northern Rock (C) (F) (K)
    5.390%, 01/03/08                                     14,689          14,689
  PNC Funding
    5.250%, 11/15/15                                      1,450           1,426
  Pacific Life Global Funding (C) (F) (K)
    5.400%, 01/14/08                                     10,696          10,696
  Power Receivables Financial
    6.290%, 01/01/12                                      3,984           4,005
  Power Receivables Financial (C)
    6.290%, 01/01/12                                        327             329
  Premium Asset Trust, Ser 2004-10 (C) (F) (K)
    5.410%, 01/17/08                                     19,965          19,965
  Prime Property Funding (C)
    5.600%, 06/15/11                                      1,780           1,782
  Prologis +
    5.500%, 04/01/12                                      1,245           1,243
    5.250%, 11/15/10                                        460             457
  Prudential Financial MTN
    5.700%, 12/14/36                                      1,180           1,149
  Rabobank Capital Fund Trust II (C) (F)
    5.260%, 12/29/49                                        200             196
  Rabobank Capital Fund Trust III (C) (F)
    5.254%, 06/30/07                                        420             405
  Residential Capital
    6.875%, 06/30/15                                        225             233
    6.500%, 04/17/13                                      5,665           5,741
    6.125%, 11/21/08                                      3,425           3,442
    6.000%, 02/22/11                                        600             599
  Residential Capital (F)
    6.739%, 03/29/07                                        945             950
  Resona Bank Ltd. (C)
    5.850%, 09/29/49                                      1,355           1,323
  Resona Preferred Global Securities (C) (F)
    7.191%, 07/30/49                                        580             605
  Royal Bank of Scotland Group
    5.000%, 10/01/14                                      1,240           1,203
  SLM EXL, Ser S (C) (F) (K)
    5.350%, 01/17/08                                     15,687          15,687
  SLM MTN, Ser A
    5.000%, 10/01/13                                      1,595           1,555
  SLM, Ser CPI (F)
    4.940%, 01/01/07                                      5,580           5,426
  Shinsei Finance Cayman (C) (F)
    6.418%, 01/29/49                                      4,880           4,874

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Simon Property Group +
    5.750%, 05/01/12                              $       2,185   $       2,207
    5.750%, 12/01/15                                        910             923
  Simon Property Group + (J)
    5.600%, 09/01/11                                      2,255           2,273
  Skandinav Enskilda Bank (C) (F) (K)
    5.350%, 01/18/08                                     15,687          15,686
  St. Paul
    5.750%, 03/15/07                                        525             526
  Stanfield Victoria LLC MTN (C) (F) (K)
    5.445%, 06/11/07                                     14,261          14,260
  Stingray Pass-Through Trust (C)
    5.902%, 01/12/15                                      4,500           4,141
  Sumitomo Mitsui Banking (C) (F)
    5.625%, 10/15/15                                      2,620           2,561
  TNK-BP Finance
    7.500%, 07/18/16                                      3,320           3,532
  Toyota Motor Credit
    5.500%, 12/15/08                                        120             120
  US Bancorp MTN, Ser N
    3.125%, 03/15/08                                      2,215           2,158
  Ventas Realty +
    9.000%, 05/01/12                                        180             203
    6.750%, 04/01/17                                        940             971
    6.500%, 06/01/16                                        495             507
  Wachovia
    5.500%, 08/01/35                                      1,405           1,339
    5.300%, 10/15/11                                      4,485           4,483
    5.250%, 08/01/14                                      4,390           4,337
    4.875%, 02/15/14                                      2,080           2,005
  Wachovia Capital Trust III (F) (J)
    5.800%, 03/15/11                                      2,230           2,248
  Washington Mutual
    4.625%, 04/01/14                                      4,175           3,908
    4.000%, 01/15/09                                        746             727
  Washington Mutual Bank
    5.650%, 08/15/14                                      1,210           1,212
  Washington Mutual Preferred Funding (C) (F)
    6.534%, 03/15/49                                      1,600           1,582
  Washington +
    5.350%, 05/01/15                                        687             673
  Wells Fargo
    5.375%, 02/07/35                                      2,085           1,987
  Wells Fargo Capital
    5.950%, 12/15/36                                        760             745
  Westfield Capital (C)
    4.375%, 11/15/10                                      3,303           3,186
  Westfield Group (C)
    5.700%, 10/01/16                                      1,260           1,265
  Westfield Group (C) (J)
    5.400%, 10/01/12                                      3,295           3,282
  Woodbourne Pass-Through Trust (C) (F)
    6.450%, 01/08/07                                      2,500           2,520
  ZFS Finance USA Trust II (C) (F)
    6.450%, 12/15/65                                      2,000           2,040
  Zions Bancorp (J)
    5.500%, 11/16/15                                        945             930
  Zurich Capital Trust I (C)
    8.376%, 06/01/37                                      7,362           7,717
  istar Financial, Ser 1 +
    5.875%, 03/15/16                                        795             788
                                                                  -------------
                                                                        895,251
                                                                  -------------

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
HEALTH CARE -- 0.7%
  Aetna
    6.000%, 06/15/16                              $       1,570   $       1,617
  Bristol-Myers Squibb
    5.875%, 11/15/36                                      1,185           1,166
  Davita
    7.250%, 03/15/15                                      1,145           1,168
  HCA
    6.300%, 10/01/12                                        119             109
  HCA (C)
    9.625%, 11/15/16                                      1,130           1,215
    9.250%, 11/15/16                                      1,750           1,875
    9.125%, 11/15/14                                        230             246
  HCA (J)
    7.500%, 11/06/33                                      3,380           2,755
    6.500%, 02/15/16                                      2,130           1,794
    5.750%, 03/15/14                                      3,090           2,565
  Omnicare
    6.875%, 12/15/15                                        100              99
  Tenet Healthcare
    7.375%, 02/01/13                                        336             309
  Tenet Healthcare (J)
    9.875%, 07/01/14                                      8,000           8,140
  Teva Pharmaceutical Finance LLC
    6.150%, 02/01/36                                      1,440           1,399
    5.550%, 02/01/16                                        475             464
  Wellpoint
    6.800%, 08/01/12                                      1,000           1,060
    5.850%, 01/15/36                                        985             957
    5.250%, 01/15/16                                        465             456
  Wyeth
    5.500%, 02/15/16                                      1,730           1,732
                                                                  -------------
                                                                         29,126
                                                                  -------------
INDUSTRIALS -- 2.0%
  Air 2 US (C)
    8.027%, 10/01/19                                      2,177           2,199
  America West Airlines, Ser 1999-1
    7.930%, 01/02/19                                      8,761           9,462
  American Airlines, Ser 1999-1
    7.024%, 10/15/09                                      3,630           3,780
  Burlington North Santa Fe
    6.750%, 07/15/11                                      1,610           1,700
  Canadian National Railway
    6.200%, 06/01/36                                        995           1,054
  Cedar Brakes I LLC (C)
    8.500%, 02/15/14                                      1,588           1,715
  Cedar Brakes II LLC (C)
    9.875%, 09/01/13                                      3,020           3,345
  Codelco (C)
    6.150%, 10/24/36                                        985           1,009
  Continental Airlines, Ser 1999-2
    7.256%, 03/15/20                                      1,036           1,090
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                                      2,756           2,866
  Continental Airlines, Ser 974A (J)
    6.900%, 01/02/18                                      7,732           7,978
  Corning
    5.250%, 08/15/36                                        680             729
  DRS Technologies
    6.625%, 02/01/16                                        505             509
  Eastman Kodak (J)
    7.250%, 11/15/13                                      2,740           2,724
  Electronic Data Systems
    7.125%, 10/15/09                                      3,680           3,836

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Enterprise Products Operations, Ser B
    5.600%, 10/15/14                              $         595   $         584
  Federal Express, Ser A3
    8.400%, 03/23/10                                        600             609
  General Electric
    5.000%, 02/01/13                                      1,160           1,147
  Horizon Lines LLC
    9.000%, 11/01/12                                      1,130           1,187
  L-3 Communications, Cl B
    6.375%, 10/15/15                                        520             515
  Lafarge
    6.150%, 07/15/11                                        770             788
  Norfolk Southern
    7.050%, 05/01/37                                      1,005           1,157
  Northwest Airlines, Cl 1A-1 (I)
    7.041%, 04/01/22                                      1,420           1,430
  OMI
    7.625%, 12/01/13                                        600             614
  Service
    7.625%, 10/01/18                                        340             360
  Systems 2001 Asset Trust (C)
    6.664%, 09/15/13                                      1,496           1,567
  Teekay Shipping
    8.875%, 07/15/11                                      1,785           1,917
  Tyco International Group
    7.000%, 06/15/28                                        230             264
    6.750%, 02/15/11                                      2,190           2,309
    6.375%, 10/15/11                                      8,085           8,461
    6.000%, 11/15/13                                        915             947
  Tyco International Group (J)
    6.875%, 01/15/29                                      7,335           8,338
  United Airlines, Ser A-3 (H) (I)
    8.390%, 01/21/11                                        886              80
  United Technologies
    6.500%, 06/01/09                                      2,365           2,435
  Waste Management
    7.125%, 12/15/17                                      5,305           5,837
    7.100%, 08/01/26                                      1,710           1,859
  Xerox
    6.750%, 02/01/17                                        330             345
    6.400%, 03/15/16                                        690             705
                                                                  -------------
                                                                         87,451
                                                                  -------------
INFORMATION TECHNOLOGY -- 0.0%
  Compagnie Generale de Geophysique
    7.500%, 05/15/15                                        550             553
  NXP Funding LLC (C)
    7.875%, 10/15/14                                        110             113
  Sungard Data Systems
    10.250%, 08/15/15                                       725             774
                                                                  -------------
                                                                          1,440
                                                                  -------------
MATERIALS -- 0.2%
  Codelco (C)
    4.750%, 10/15/14                                        960             913
  Georgia Gulf (C)
    9.500%, 10/15/14                                        200             195
  International Paper
    5.850%, 10/30/12                                        463             473

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Lyondell Chemical
    8.250%, 09/15/16                              $         125   $         131
    8.000%, 09/15/14                                        220             228
  Potash of Saskatchewan
    4.875%, 03/01/13                                      1,220           1,177
  Vale Overseas Limited
    8.250%, 01/17/34                                        925           1,096
    6.875%, 11/21/36                                      3,630           3,723
    6.250%, 01/23/17                                        295             296
  Westlake Chemicals
    6.625%, 01/15/16                                        610             590
  Weyerhaeuser
    6.750%, 03/15/12                                        370             388
                                                                  -------------
                                                                          9,210
                                                                  -------------
SOVEREIGN -- 1.2%
  Federal Republic of Brazil
    11.000%, 08/17/40                                     4,746           6,288
  Province of Ontario
    5.000%, 10/18/11                                      2,050           2,047
  Province of Quebec
    7.500%, 09/15/29                                        620             787
  Republic of Colombia
    7.375%, 09/18/37                                      1,618           1,737
  Republic of Panama
    9.375%, 04/01/29                                        135             180
  Republic of Panama (J)
    6.700%, 01/26/36                                      1,457           1,515
  Russian Federation Registered (G)
    5.000%, 03/31/30                                     14,560          16,437
  State of Israel
    5.500%, 11/09/16                                      1,465           1,450
  United Mexican States
    5.625%, 01/15/17                                      7,719           7,727
  United Mexican States MTN
    8.300%, 08/15/31                                      2,000           2,557
  United Mexican States MTN, Ser A
    7.500%, 04/08/33                                      7,340           8,661
    5.875%, 01/15/14                                        775             795
  United Mexican States MTN, Ser A (J)
    6.750%, 09/27/34                                        660             713
                                                                  -------------
                                                                         50,894
                                                                  -------------
TELECOMMUNICATION SERVICES -- 1.2%
  AT&T
    6.800%, 05/15/36                                        635             675
    6.450%, 06/15/34                                        625             634
    6.150%, 09/15/34                                        815             802
    5.100%, 09/15/14                                      5,100           4,952
  AT&T (G)
    7.300%, 01/15/07                                        730             790
  AT&T (J)
    4.125%, 09/15/09                                        795             772
  America Movil
    6.375%, 03/01/35                                        605             590
  BellSouth
    6.000%, 11/15/34                                      1,370           1,315
    4.750%, 11/15/12                                        170             164
  British Telecommunications PLC
    8.875%, 12/15/30                                        530             725
    8.375%, 12/15/10                                      1,250           1,395
  Cincinnati Bell
    7.000%, 02/15/15                                        500             501

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Cingular Wireless
    6.500%, 12/15/11                              $       1,455   $       1,525
  Deutsche Telekom International
    Finance
    8.250%, 06/15/30                                        310             381
    8.000%, 06/15/10                                        925           1,002
    5.750%, 03/23/16                                      3,125           3,079
  Embarq
    7.082%, 06/01/16                                        480             489
  Intelsat (J)
    6.500%, 11/01/13                                        160             136
  Intelsat Bermuda (C)
    9.250%, 06/15/16                                        325             349
  Koninklije
    8.000%, 10/01/10                                        650             701
  New Cingular Wireless Services
    8.125%, 05/01/12                                      2,635           2,965
  New Jersey Bell Telephone
    7.850%, 11/15/29                                      1,135           1,270
  Qwest
    5.625%, 11/15/08                                        430             431
  Qwest Communications
    International (F)
    8.874%, 02/11/07                                      1,635           1,655
  Sprint Capital
    8.750%, 03/15/32                                      1,680           2,022
    8.375%, 03/15/12                                      4,880           5,424
    6.125%, 11/15/08                                      1,440           1,457
  Sprint Nextel
    6.000%, 12/01/16                                      3,745           3,650
  Telecom Italia Capital
    6.000%, 09/30/34                                        375             340
    5.250%, 11/15/13                                        790             753
    5.250%, 10/01/15                                         90              84
    4.950%, 09/30/14                                      1,250           1,158
  Telefonica Emisiones Sau
    5.984%, 06/20/11                                      2,775           2,825
  Telefonica Europe
    7.750%, 09/15/10                                      1,925           2,068
  Telefonos de Mexico
    5.500%, 01/27/15                                        100              97
    4.750%, 01/27/10                                        600             587
  Verizon Communications
    5.550%, 02/15/16                                      1,155           1,151
    5.350%, 02/15/11                                        985             987
  Verizon New Jersey, Ser A
    5.875%, 01/17/12                                      2,175           2,203
  Verizon New York, Ser A
    6.875%, 04/01/12                                        660             684
  Windstream (C)
    8.625%, 08/01/16                                        190             208
                                                                  -------------
                                                                         52,996
                                                                  -------------
UTILITIES -- 1.8%
  Allegheny Energy Supply (C)
    8.250%, 04/15/12                                        890             977
  Arizona Public Services
    8.000%, 12/30/15                                      3,484           3,859
  Cleveland Electric Illumination
    5.650%, 12/15/13                                        500             498
  Cogentrix Energy (C)
    8.750%, 10/15/08                                      5,908           6,288
  Commonwealth Edison
    5.900%, 03/15/36                                        970             944
  DPL
    6.875%, 09/01/11                                      2,175           2,284

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Detroit Edison, Ser A
    6.625%, 06/01/36                              $         990   $       1,080
  Dominion Resources
    5.700%, 09/17/12                                      3,270           3,307
    4.750%, 12/15/10                                      1,895           1,851
    4.125%, 02/15/08                                        810             798
  Duke Energy
    5.625%, 11/30/12                                      4,910           4,999
  Duke Energy (J)
    6.250%, 01/15/12                                      2,105           2,192
  Exelon (J)
    5.625%, 06/15/35                                      4,750           4,474
  Exelon Generation LLC (C)
    6.950%, 06/15/11                                      2,405           2,534
  FPL Energy American Wind (C)
    6.639%, 06/20/23                                      6,278           6,463
  FirstEnergy, Ser B (J)
    6.450%, 11/15/11                                      1,410           1,470
  FirstEnergy, Ser C
    7.375%, 11/15/31                                      6,955           7,921
  Indiana Michigan Power
    6.050%, 03/15/37                                        795             780
  NRG Energy
    7.250%, 02/01/14                                      1,610           1,622
  Oncor Electric Delivery
    6.375%, 01/15/15                                        765             789
  PSEG Power
    7.750%, 04/15/11                                      1,075           1,161
    5.000%, 04/01/14                                      1,025             978
  Pacific Gas & Electric
    6.050%, 03/01/34                                      2,610           2,632
  Progress Energy
    6.850%, 04/15/12                                      2,495           2,653
  Public Service
    7.875%, 10/01/12                                      1,270           1,425
  Southern California Edison
    6.000%, 01/15/34                                      1,505           1,534
  Swepco Capital Trust I (F)
    5.250%, 10/01/43                                      4,255           4,214
  TXU Energy
    7.000%, 03/15/13                                        780             816
  TXU, Ser P
    5.550%, 11/15/14                                        530             503
  TXU, Ser R
    6.550%, 11/15/34                                      4,510           4,218
                                                                  -------------
                                                                         75,264
                                                                  -------------
Total Corporate Obligations
  (Cost $1,382,779) ($ Thousands)                                     1,410,773
                                                                  -------------

ASSET-BACKED SECURITIES -- 27.2%

AUTOMOTIVE  -- 0.8%
  AmeriCredit Automobile
    Receivables Trust, Ser 2003-DM, Cl A4
    2.840%, 08/06/10                                      1,655           1,638
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                                         60              59
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A2
    3.350%, 02/15/08                                        356             355
  Capital Auto Receivables Asset
    Trust, Ser 2006-1, Cl A3
    5.030%, 10/15/09                                      1,313           1,309

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Capital Auto Receivables Asset
    Trust, Ser 2006-2, Cl A3A (F)
    4.980%, 01/15/07                              $       1,704   $       1,698
  Capital Auto Receivables Asset
    Trust, Ser 2006-2, Cl B
    5.070%, 12/15/11                                      2,620           2,607
  Capital One Prime Auto
    Receivables Trust, Ser
    2006-1, Cl A3
    4.990%, 09/15/10                                      1,642           1,638
  Carmax Auto Owner Trust,
    Ser 2006-2, Cl A3
    5.150%, 02/15/11                                      2,476           2,475
  Daimler Chrysler Auto Trust,
    Ser 2006-D, Cl A4
    4.940%, 02/08/12                                      1,190           1,184
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A3
    3.480%, 11/15/08                                      1,539           1,530
  Ford Credit Auto Owner Trust,
    Ser 2005-B, Cl A3
    4.170%, 01/15/09                                      1,046           1,040
  Ford Credit Auto Owner Trust,
    Ser 2005-B, Cl A4
    4.380%, 01/15/10                                        854             844
  Franklin Auto Trust,
    Ser 2005-1, Cl A2
    4.840%, 09/22/08                                        126             126
  Honda Auto Receivables Owner
    Trust, Ser 2004-2, Cl A3
    3.300%, 06/16/08                                      1,321           1,314
  Hyundai Auto Receivables Trust,
    Ser 2005-A, Cl A4
    4.180%, 02/15/12                                      1,298           1,269
  Nissan Auto Lease Trust,
    Ser 2005-A, Cl A2
    4.610%, 01/15/08                                         84              84
  Nissan Auto Lease Trust,
    Ser 2006-A, Cl A3
    5.110%, 03/15/10                                      2,038           2,035
  Nissan Auto Receivables Owner
    Trust, Ser 2006-B, Cl A3
    5.160%, 02/15/10                                        705             704
  Triad Auto Receivables Owner
    Trust, Ser 2006-B, Cl A4 (F)
    5.520%, 01/12/07                                        563             568
  Triad Automobile Receivables
    Owner Trust, Ser 2003-B, Cl A4
    3.200%, 12/13/10                                        454             446
  USAA Auto Owner Trust,
    Ser 2004-3, Cl A3
    3.160%, 02/17/09                                        428             425
  USAA Auto Owner Trust,
    Ser 2005-1, Cl A3
    3.900%, 07/15/09                                        269             267
  USAA Auto Owner Trust,
    Ser 2005-3, Cl A2
    4.520%, 06/16/08                                        407             407
  USAA Auto Owner Trust,
    Ser 2006-3, Cl A4
    5.360%, 06/15/12                                      1,046           1,054
  Volkswagen Auto Lease Trust,
    Ser 2006-A, Cl A2
    5.550%, 11/20/08                                      1,301           1,304

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  WFS Financial Owner Trust,
    Ser 2003-1, Cl A4
    2.740%, 09/20/10                              $         159   $         159
  WFS Financial Owner Trust,
    Ser 2003-3, Cl A4
    3.250%, 05/20/11                                        713             706
  WFS Financial Owner Trust,
    Ser 2003-4, Cl A4
    3.150%, 05/20/11                                        276             272
  WFS Financial Owner Trust,
    Ser 2004-1, Cl A4
    2.810%, 08/22/11                                        500             492
  WFS Financial Owner Trust,
    Ser 2005-3, Cl A3A
    4.250%, 06/17/10                                        415             413
  Wachovia Auto Loan Owner Trust,
    Ser 2006-2A, Cl A3
    5.230%, 08/22/11                                      2,856           2,859
  Wachovia Auto Owner Trust,
    Ser 2004-A, Cl A4 (F)
    3.660%, 01/29/07                                      2,436           2,410
  Wachovia Auto Owner Trust,
    Ser 2005-B, Cl A2
    4.820%, 02/20/09                                      1,015           1,014
  Wachovia Auto Owner Trust,
    Ser 2006-1, Cl A3
    5.100%, 07/20/11                                      1,315           1,313
                                                                  -------------
                                                                         36,018
                                                                  -------------

CREDIT CARDS -- 0.2%
  Chase Issuance Trust, Ser 2004-A9,
    Cl A9
    3.220%, 06/15/10                                      1,884           1,855
  Citibank Credit Card Issuance
    Trust, Ser 2000-A3, Cl A3
    6.875%, 11/16/09                                        795             806
  Citibank Credit Card Issuance
    Trust, Ser 2004-A4, Cl A4
    3.200%, 08/24/09                                      2,209           2,179
  Household Credit Card Master
    Trust, Ser 2006-1, Cl A
    5.100%, 06/15/12                                      1,618           1,619
                                                                  -------------
                                                                          6,459
                                                                  -------------

MORTGAGE RELATED SECURITIES -- 26.0%
  ABFS Mortgage Loan Trust,
    Ser 2002-1, Cl A5 (G)
    6.510%, 12/15/32                                      1,925           1,937
  ABS Home Equity Loan Trust,
    Ser 2001-HE3, Cl A1 (F)
    5.890%, 01/15/07                                        750             750
  AFC Home Equity Loan Trust,
    Ser 1998-1, Cl 1A2 (F)
    5.620%, 01/01/07                                        150             151
  AFC Home Equity Loan Trust,
    Ser 2000-1, Cl 2A (F)
    5.590%, 01/25/07                                      5,962           5,974
  Aames Mortgage Investment Trust,
    Ser 2005-4, Cl B2 (F)
    8.100%, 01/12/07                                        780             700
  Ace Securities, Ser 2003-OP1,
    Cl M1 (F)
    6.050%, 01/26/07                                      1,000           1,004

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Ace Securities, Ser 2005-HE4,
    Cl A2A (F)
    5.460%, 01/25/07                              $         160   $         160
  Ace Securities, Ser 2005-HE7,
    Cl A1B2 (F)
    5.650%, 01/27/07                                      1,612           1,613
  Adjustable Rate Mortgage NIM
    Trust, Ser 2005-4, Cl A (C)
    5.500%, 12/27/35                                        539             536
  Adjustable Rate Mortgage Trust,
    Ser 2005-8, Cl 4A11 (F)
    5.442%, 01/01/07                                     12,215          12,063
  Aegis Asset-Backed Securities
    Trust, Ser 2003-3, Cl M1 (F)
    6.050%, 01/25/07                                        193             194
  American Home Mortgage
    Investment Trust, Ser 2004-1,
    Cl 4A (F)
    3.280%, 01/25/07                                        688             668
  American Home Mortgage
    Investment Trust, Ser 2004-4,
    Cl 4A (F)
    4.390%, 01/01/07                                      2,962           2,912
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (F)
    5.294%, 01/25/07                                      8,539           8,520
  American Home Mortgage
    Investment Trust, Ser 2005-4,
    Cl 5A (F)
    5.350%, 01/25/07                                      6,706           6,711
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (F)
    6.250%, 01/25/07                                      1,424           1,426
  Argent Securities, Ser 2003-W5,
    Cl M1 (F)
    6.050%, 01/25/07                                        600             605
  Argent Securities, Ser 2003-W9,
    Cl M1 (F)
    6.040%, 01/26/07                                      1,287           1,293
  Asset Securitization, Ser 1996-D2,
    Cl A1
    6.920%, 02/14/29                                        369             370
  Asset-Backed Funding
    Certificates, Ser 2003-WF1,
    Cl A2 (F)
    6.070%, 01/25/07                                      2,506           2,523
  Asset-Backed Funding
    Certificates, Ser 2005-AQ1,
    Cl A2 (G)
    4.300%, 06/25/35                                      3,120           3,082
  Asset-Backed Securities Home
    Equity Loan Trust, Ser
    2003-HE4, Cl M2 (F)
    7.350%, 01/15/07                                        996           1,001
  Asset-Backed Securities Home
    Equity Loan Trust, Ser 2003-HE5,
    Cl M1 (F)
    6.100%, 01/15/07                                      1,733           1,740
  Asset-Backed Securities Home
    Equity Loan Trust, Ser 2003-HE5,
    Cl M2 (F)
    7.250%, 01/15/07                                        982             990
  Banc of America Commercial
    Mortgage Securities, Ser 2002-PB2,
    Cl B
    6.309%, 06/11/35                                        659             689

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Banc of America Commercial
    Mortgage Securities, Ser 2003-1,
    Cl 2A4
    5.000%, 02/25/18                              $       6,248   $       6,103
  Banc of America Commercial
    Mortgage Securities, Ser 2004-1,
    Cl A4
    4.760%, 11/10/39                                        794             768
  Banc of America Commercial
    Mortgage Securities, Ser 2005-3,
    Cl A4
    4.668%, 07/10/43                                     11,300          10,807
  Banc of America Commercial
    Mortgage, Ser 2003-1, Cl A2 (F)
    4.648%, 01/01/07                                        723             701
  Banc of America Commercial
    Mortgage, Ser 2006-2, Cl A1 (F)
    5.611%, 01/01/07                                      2,803           2,827
  Banc of America Commercial
    Mortgage, Ser 2006-6, Cl AM
    5.390%, 10/10/45                                      2,946           2,946
  Banc of America Funding, Ser 2003-1,
    Cl A1
    6.000%, 05/20/33                                          5               5
  Banc of America Funding, Ser 2005-B,
    Cl 2A1 (F)
    5.112%, 01/01/07                                      6,876           6,834
  Bear Stearns Asset-Backed
    Securities, Ser 2000-2, Cl M2 (G)
    8.280%, 08/25/30                                      8,000           8,139
  Bear Stearns Asset-Backed
    Securities, Ser 2003-1, Cl A1 (F)
    5.850%, 01/25/07                                      4,926           4,938
  Bear Stearns Asset-Backed
    Securities, Ser 2005-AQ2N, Cl A1 (C)
    5.500%, 09/25/35                                         54              54
  Bear Stearns Asset-Backed
    Securities, Ser 2006-HE1, Cl 2A1 (F)
    5.440%, 01/27/07                                      4,745           4,746
  Bear Stearns Commercial Mortgage
    Securities, Ser 2003-T10, Cl A2 (F)
    4.740%, 01/01/07                                        493             479
  Bear Stearns Commercial Mortgage
    Securities, Ser 2004-ESA, Cl C (C)
    4.937%, 05/14/16                                      1,656           1,645
  Bear Stearns Commercial Mortgage
    Securities, Ser 2005-T18, Cl A4 (F)
    4.930%, 01/01/07                                      1,318           1,284
  Bear Stearns Commercial Mortgage
    Securities, Ser 2006-PW11, Cl A4 (F)
    5.458%, 01/01/07                                      1,515           1,538
  Bear Stearns Commercial Mortgage
    Securities, Ser 2006-PW14,  Cl A4
    5.201%, 12/01/38                                      1,762           1,738
  Bear Stearns Commercial Mortgage
    Securities, Ser 2006-T24, Cl A2
    5.478%, 10/12/41                                      2,980           3,007

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Bear Stearns Commercial Mortgage
    Securities, Ser 2006-T24, Cl A4
    5.537%, 10/12/41                              $         894   $         907
  Capital One Multi-Asset Execution
    Trust, Ser 2003-C4, Cl C4
    6.000%, 08/15/13                                      1,037           1,060
  Chase Commercial Mortgage
    Securities, Ser 2000-3, Cl A2
    7.319%, 10/15/32                                      2,575           2,726
  Chase Funding Mortgage Loan,
    Ser 2002-1, Cl 2A2 (F)
    5.850%, 01/25/07                                      3,022           3,023
  Chase Funding Mortgage Loan,
    Ser 2003-6, Cl 1A3
    3.340%, 05/25/26                                      2,329           2,291
  Chase Manhattan Commercial
    Mortgage Trust, Ser 99-C2, Cl A2 (F)
    7.546%, 11/17/32                                      5,730           5,984
  Chase Mortgage Finance, Ser 2005-A1,
    Cl 2A3 (F)
    5.250%, 01/01/07                                     12,400          12,251
  Citicorp Residential Mortgage
    Securities, Ser 2006-1, Cl A2 (G)
    5.682%, 07/25/36                                      1,236           1,237
  Citigroup Commericial Mortgage
    Trust, Ser 2006-C5, Cl A4
    5.431%, 10/15/49                                      1,523           1,530
  Citigroup Mortgage Loan Trust,
    Ser 2005-HE4, Cl A2C (F)
    5.620%, 01/27/07                                      4,800           4,807
  Citigroup Mortgage Loan Trust,
    Ser 2006-FX1, Cl A1 (F)
    5.480%, 01/31/07                                      2,409           2,410
  Citigroup/Deutsche Bank
    Commercial Mortgage,
    Ser 2006-CD3, Cl  AAB
    5.608%, 10/15/48                                      1,013           1,028
  Commercial Mortgage
    Pass-Through Certificate,
    Ser 1999-1, Cl E (F)
    7.224%, 01/01/07                                      2,125           2,186
  Commercial Mortgage
    Pass-Through Certificate,
    Ser 2000-C1, Cl C
    7.706%, 08/15/33                                        391             420
  Commercial Mortgage
    Pass-Through Certificate,
    Ser 2004-LB3A, Cl B (F)
    5.281%, 01/01/07                                        696             694
  Commercial Mortgage
    Pass-Through Certificate,
    Ser 2005-C6, Cl A3 (F)
    5.144%, 01/10/07                                     12,000          11,897
  Commericial Mortgage
    Pass-Through Certificate,
    Ser 2006-C8, Cl A4
    5.306%, 12/10/46                                      3,413           3,412
  Conseco Finance Home Loan
    Trust, Ser 2000-E, Cl M1
    8.130%, 08/15/31                                      2,102           2,149
  Conseco Finance Securitization,
    Ser 2000-4, Cl A6
    8.310%, 05/01/32                                      1,500           1,254

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Conseco Finance, Ser 2001-D,
    Cl A5 (G)
    6.190%, 11/15/32                              $       2,946   $       2,981
  Contimortgage Home Equity Loan
    Trust, Ser 1997-1, Cl A9
    7.050%, 03/15/28                                        110             110
  Contimortgage Home Equity Loan
    Trust, Ser 1997-2, Cl A9
    7.090%, 04/15/28                                        150             149
  Countrywide Alternative Loan
    Trust, Ser 2004-J1, Cl 1A1
    6.000%, 02/25/34                                      1,388           1,381
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 3A2 (F)
    5.760%, 01/01/07                                      1,465           1,469
  Countrywide Alternative Loan
    Trust, Ser 2005-56, Cl 4A1 (F)
    5.630%, 01/25/07                                     12,470          12,506
  Countrywide Alternative Loan
    Trust, Ser 2005-59, Cl 1A1 (F)
    5.650%, 01/20/07                                     15,027          15,077
  Countrywide Alternative Loan
    Trust, Ser 2005-59, Cl 2X, IO (E)
    1.601%, 01/01/07                                     31,757           1,224
  Countrywide Alternative Loan
    Trust, Ser 2006-OA2, Cl X1P (H)
    1.030%, 05/20/46                                     49,870           2,409
  Countrywide Asset-Backed
    Certificates, Ser 2003-2,
    Cl M2 (F)
    7.000%, 01/26/07                                        308             312
  Countrywide Asset-Backed
    Certificates, Ser 2003-BC2,
    Cl 2A1 (F)
    5.650%, 01/25/07                                         38              38
  Countrywide Asset-Backed
    Certificates, Ser 2004-11,
    Cl A2 (F)
    5.730%, 01/25/07                                      1,143           1,145
  Countrywide Asset-Backed
    Certificates, Ser 2004-14,
    Cl A4 (F)
    5.630%, 01/25/07                                      1,858           1,862
  Countrywide Asset-Backed
    Certificates, Ser 2005-15,
    Cl 1AF1 (F)
    5.490%, 01/25/07                                      9,803           9,805
  Countrywide Asset-Backed
    Certificates, Ser 2005-16,
    Cl 2AF2 (F)
    5.382%, 01/01/07                                      1,362           1,357
  Countrywide Asset-Backed
    Certificates, Ser 2005-BC4,
    Cl 2A1 (F)
    5.440%, 01/27/07                                        200             201
  Countrywide Asset-Backed
    Certificates, Ser 2006-IM1,
    Cl A1 (F)
    5.440%, 01/27/07                                      3,567           3,567
  Countrywide Asset-Backed
    Certificates, Ser 2006-S1,
    Cl A2
    5.549%, 08/25/21                                      2,572           2,564
  Countrywide Home Equity Loan
    Trust, Ser 2004-K, Cl A2 (F)
    5.650%, 01/15/07                                      2,819           2,824

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Home Equity Loan
    Trust, Ser 2005-F, Cl 2A (F)
    5.590%, 01/15/07                              $       9,294   $       9,299
  Countrywide Home Equity Loan
    Trust, Ser 2005-H, Cl 2A (F)
    5.590%, 01/15/07                                      8,301           8,313
  Countrywide Home Loans,
    Ser 2005-HY10, Cl 1A1 (F)
    5.283%, 01/01/07                                      2,885           2,901
  Countrywide Home Loans,
    Ser 2005-HYB9, Cl 1A1 (F)
    5.150%, 01/01/07                                      1,756           1,753
  Countrywide Home Loans,
    Ser 2005-HYB9, Cl 1A2 (F)
    5.150%, 01/01/07                                        382             381
  Countrywide Home Loans,
    Ser 2005-R3, Cl AF (C) (F)
    5.720%, 01/25/07                                      8,348           8,394
  Countrywide Home Loans,
    Ser 2006-HYB1, Cl 1A1 (F)
    5.398%, 01/20/07                                      6,869           6,844
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 1998-C2, Cl A2
    6.300%, 11/15/30                                     10,925          11,074
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2001-MH29, Cl A (G)
    5.600%, 09/25/31                                      1,500           1,474
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2002-CKN2, Cl A3
    6.133%, 04/15/37                                      2,425           2,516
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2002-CKP1, Cl A3
    6.439%, 12/15/35                                      1,304           1,372
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2002-CKS4, Cl A2
    5.183%, 11/15/36                                     16,786          16,703
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2003-AR24, Cl 2A4 (F)
    4.028%, 01/01/07                                     12,000          11,766
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2003-C4, Cl A4 (F)
    5.137%, 08/15/36                                      1,339           1,327
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2004-C5, Cl A4 (F)
    4.829%, 01/15/07                                      1,238           1,198
  Criimi Mae Commercial Mortgage,
    Ser 1998-C1, Cl A2 (C)
    7.000%, 06/02/33                                      7,342           7,393
  DLJ Commercial Mortgage,
    Ser 1999-CG1, Cl A1B
    6.460%, 03/10/32                                      5,030           5,127
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl A2B (F)
    5.750%, 01/19/07                                      6,958           6,989
  DSLA Mortgage Loan Trust,
    Ser 2004-AR3, Cl B2 (F)
    6.450%, 01/20/07                                        928             938
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (C) (F) (K)
    5.440%, 10/09/07                                     10,695          10,695
  EMC Mortgage Loan Trust,
    Ser 2002-AA, Cl A1 (C) (F)
    5.820%, 01/25/07                                      2,380           2,391

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  EQCC Trust, Ser 2002-1, Cl 2A (F)
    5.650%, 01/25/07                              $         289   $         289
  Equivantage Home Equity Loan
    Trust, Ser 1997-2, Cl A3 (G)
    7.775%, 01/01/07                                        296             295
  FFCA Secured Lending,
    Ser 1999-1A, IO (C) (F) (H)
    1.468%, 01/01/07                                      9,792             441
  First Franklin Mortgage Loan
    Asset, Ser 2005-FFH4, Cl N1 (C)
    5.682%, 12/25/35                                         97              96
  First Franklin Mortgage Loan
    Asset-Backed Securities,
    Ser 2004-FF10, Cl A2 (F)
    5.750%, 01/26/07                                        802             804
  First Franklin Mortgage Loan
    Asset-Backed Securities,
    Ser 2004-FF11, Cl 1A2 (F)
    5.700%, 01/25/07                                        865             866
  First Franklin Mortgage Loan
    Asset-Backed Securities,
    Ser 2004-FFH3, Cl 2A1 (F)
    5.480%, 01/26/07                                        457             457
  First Franklin Mortgage Loan
    Asset-Backed Securities,
    Ser 2005-FF10, Cl A4 (F)
    5.670%, 01/25/07                                      8,400           8,421
  First Franklin Mortgage Loan
    Asset-Backed Securities,
    Ser 2005-FF3, Cl A1 (F)
    5.430%, 01/27/07                                        924             924
  First Franklin Mortgage Loan
    Asset-Backed Securities,
    Ser 2005-FF9, Cl A3 (F)
    5.630%, 01/25/07                                      9,500           9,522
  First Franklin Mortgage Loan,
    Ser 2006-FFA, Cl A3 (F)
    5.470%, 01/25/07                                      8,700           8,700
  First Horizon, Ser 2004-HE2,
    Cl A (F)
    5.570%, 01/25/07                                      2,942           2,944
  First Union National Bank,
    Ser 2001-C4, Cl B
    6.417%, 12/12/33                                        809             849
  Fleet Home Equity Trust,
    Ser 2001-1, Cl A (F)
    5.530%, 01/01/07                                        257             258
  Fund America Investors,
    Ser 1993-A, Cl A2 (F)
    6.168%, 01/01/07                                        395             393
  GE Capital Commercial Mortgage,
    Ser 2002-1A, Cl A3
    6.269%, 12/10/35                                      5,610           5,861
  GE Capital Commercial Mortgage,
    Ser 2002-3A, Cl A2
    4.996%, 12/10/37                                     12,500          12,372
  GE Capital Commercial Mortgage,
    Ser 2003-C2, Cl A4
    5.145%, 07/10/37                                      2,514           2,497
  GE Capital Commercial Mortgage,
    Ser 2004-C3, Cl A4 (F)
    5.190%, 01/01/07                                      2,067           2,051
  GE Capital Commercial Mortgage,
    Ser 2005-C4, Cl A3A (F)
    5.511%, 01/01/07                                     12,650          12,733

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  GE Capital Commercial Mortgage,
    Ser 2006-C1, Cl A3 (F)
    5.519%, 01/01/07                              $       2,455   $       2,461
  GE Capital Mortgage Services,
    Ser 1997-HE3, Cl A6
    6.720%, 10/25/27                                        238             237
  GMAC Commercial Mortgage
    Securities, Ser 1998-C1, Cl A2
    6.700%, 05/15/30                                      8,297           8,388
  GMAC Commercial Mortgage
    Securities, Ser 1999-C2, Cl A2
    6.945%, 09/15/33                                         99             102
  GMAC Commercial Mortgage
    Securities, Ser 2003-C2, Cl B (F)
    5.473%, 01/01/07                                      1,355           1,371
  GMAC Commercial Mortgage
    Securities, Ser 2004-C1, Cl A1
    3.118%, 03/10/38                                        585             571
  GMAC Commercial Mortgage
    Securities, Ser 2004-C2, Cl A1
    3.896%, 08/10/38                                        196             192
  GMAC Commercial Mortgage
    Securities, Ser 2003-C3, Cl A4
    5.023%, 04/10/40                                      3,624           3,568
  GMAC Mortgage Loan Trust,
    Ser 2004-HE2, Cl A2 (F)
    2.880%, 01/25/07                                        793             785
  GMAC Mortgage Loan Trust,
    Ser 2004-HE4, Cl A1 (F)
    5.630%, 01/25/07                                      7,423           7,429
  GS Mortgage Securities,
    Ser 1998-1, Cl A (C)
    8.000%, 09/19/27                                        105             111
  GS Mortgage Securities,
    Ser 1998-GLII, Cl A2
    6.562%, 04/13/31                                      4,363           4,410
  GS Mortgage Securities,
    Ser 2005-GG4, Cl A4A
    4.751%, 07/10/39                                      6,500           6,261
  GS Mortgage Securities,
    Ser 2005-GG4, Cl AABA
    4.680%, 07/10/39                                        350             340
  GS Mortgage Securities,
    Ser 2006-C1, Cl B
    6.970%, 10/18/30                                      1,189           1,216
  GS Mortgage Securities,
    Ser 2006-GG6, Cl AM (F)
    5.622%, 04/10/38                                      4,300           4,374
  GSAA Home Equity Trust,
    Ser 2006-2, Cl 2A1 (F)
    5.450%, 01/27/07                                     10,612          10,612
  GSAMP Trust, Ser 2003-SEA,
    Cl A1 (F)
    5.750%, 01/25/07                                      4,803           4,830
  GSR Mortgage Loan Trust,
    Ser 2003-13, Cl 1A1 (F)
    4.503%, 01/01/07                                      7,960           7,642
  Great America Leasing
    Receivables, Ser 2006-1,
    Cl A3
    5.340%, 01/15/10                                      1,203           1,204
  Green Tree Financial,
    Ser 1993-4, Cl A5
    7.050%, 01/15/19                                        555             564
  Green Tree Financial,
    Ser 1996-5, Cl A6
    7.750%, 07/15/27                                      1,561           1,628

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Greenwich Capital Commercial
    Funding, Ser 2005-GG3, Cl AAB (F)
    4.619%, 08/10/42                              $       6,305   $       6,099
  HSI Asset Securitization Trust,
    Ser 2005-I1, Cl 2A3 (F)
    5.640%, 01/27/07                                      8,000           8,019
  HSI Asset Securitization Trust,
    Ser 2005-NC1, Cl 2A4 (F)
    5.670%, 01/25/07                                      1,696           1,697
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (E)
    1.263%, 01/01/07                                     33,091             724
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (F) (H)
    1.117%, 01/01/07                                     38,385             984
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (F) (H)
    0.849%, 01/01/07                                     32,440             867
  Heller Financial Commercial
    Mortgage, Ser 1999-PH1, Cl C (F)
    7.054%, 01/15/07                                        250             258
  Home Equity Asset Trust, Ser 2003-4,
    Cl M2 (F)
    7.250%, 01/25/07                                      1,275           1,280
  Home Equity Asset Trust, Ser 2005-5N,
    Cl A (C)
    5.500%, 12/27/35                                        585             556
  IMPAC CMB Trust, Ser 2003-12,
    Cl A1 (F)
    6.110%, 01/25/07                                      2,106           2,107
  Impac Secured Assets, Ser 2006-3,
    Cl A4 (F)
    5.410%, 01/27/07                                      9,807           9,807
  Indymac INDA Mortgage Loan Trust,
    Ser 2005-AR2, Cl 1A1 (F)
    4.909%, 01/01/07                                        712             717
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR12, Cl AX2, IO (E) (H)
    0.930%, 01/01/07                                     30,977             668
  Indymac Seconds Asset-Backed
    Trust, Ser 2006-6A, Cl A (F)
    5.480%, 01/25/07                                      4,754           4,755
  JPMorgan Chase Commercial
    Mortgage, Ser 2001-CIB2, Cl A3
    6.429%, 04/15/35                                      5,170           5,400
  JPMorgan Chase Commercial
    Mortgage, Ser 2002-C2, Cl A2 (F)
    5.050%, 12/12/34                                      3,078           3,042
  JPMorgan Chase Commercial
    Mortgage, Ser 2002-CIB5, Cl A2
    5.161%, 10/12/37                                        590             586
  JPMorgan Chase Commercial
    Mortgage, Ser 2003-CB7, Cl A4 (F)
    4.879%, 01/12/07                                      2,257           2,203
  JPMorgan Chase Commercial
    Mortgage, Ser 2005-CB11, Cl A4 (F)
    5.335%, 01/11/07                                      1,903           1,902
  JPMorgan Chase Commercial
    Mortgage, Ser 2005-CB12, Cl A4
    4.895%, 09/12/37                                        680             660

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  JPMorgan Chase Commercial
    Mortgage, Ser 2005-LDP4,
    Cl A4 (F)
    4.918%, 01/01/07                              $       3,700   $       3,592
  JPMorgan Mortgage Trust,
    Ser 2005-A3, Cl 11A2 (F)
    4.511%, 01/25/07                                     12,385          11,700
  JPMorgan Mortgage Trust,
    Ser 2006-A2, Cl 2A2 (F)
    5.773%, 01/01/07                                     12,600          12,684
  JPMorgan Mortgage Trust,
    Ser 2006-A3, Cl 3A4 (F)
    5.768%, 01/01/07                                     13,560          13,654
  LB Commercial Conduit Mortgage
    Trust, Ser 1999-C2, Cl A1
    7.105%, 10/15/32                                         78              78
  LB Commercial Conduit Mortgage
    Trust, Ser 1999-C2, Cl B
    7.425%, 10/15/32                                        378             398
  LB-UBS Commercial Mortgage
    Trust, Ser 2002-C2, Cl A4
    5.594%, 06/15/31                                      5,000           5,082
  LB-UBS Commercial Mortgage
    Trust, Ser 2003-C8, Cl A4
    5.124%, 11/15/32                                        893             886
  LB-UBS Commercial Mortgage
    Trust, Ser 2006-C7, Cl  D
    5.496%, 11/15/38                                        307             307
  LB-UBS Commercial Mortgage
    Turst, Ser 2009-C7, Cl  A3
    5.347%, 11/15/38                                      1,771           1,771
  Lehman Brothers Commercial
    Mortgage, Ser 1998-C2, Cl A2
    6.560%, 11/18/35                                      2,764           2,793
  Lehman XS Trust, Ser 2005-5N,
    Cl 1A1 (F)
    5.650%, 01/01/07                                     10,140          10,168
  Lehman XS Trust, Ser 2005-5N,
    Cl M4 (F)
    7.100%, 01/31/07                                      1,800           1,734
  Lehman XS Trust, Ser 2005-5N,
    Class 3A3A (F)
    5.540%, 01/25/07                                      1,240           1,241
  Lehman XS Trust, Ser 2006-7,
    Cl 2A1 (F)
    5.420%, 01/25/07                                      4,599           4,598
  Long Beach Asset Holdings,
    Ser 2005-WL1, Cl N1 (C)
    5.193%, 06/25/45                                        462             460
  Long Beach Mortgage Loan Trust,
    Ser 2006-WL1, Cl 1A3 (F)
    5.680%, 01/27/07                                      1,865           1,870
  MLCC Mortgage Investors,
    Ser 2004-B, Cl A3 (F)
    6.537%, 01/01/07                                      2,130           2,163
  Master Asset-Backed Securities
    Trust, Ser 2002-OPT1, Cl M1 (F)
    6.500%, 01/27/07                                        219             219
  Master Asset-Backed Securities
    Trust, Ser 2004-OPT2, Cl A2 (F)
    5.700%, 01/26/07                                        106             106
  Master Asset-Backed Securities
    Trust, Ser 2005-AB1, Cl A1B (G)
    5.143%, 01/01/07                                        743             739

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Master Asset-Backed Securities
    Trust, Ser 2006-AB1, Cl A1 (F)
    5.490%, 01/27/07                              $      13,907   $      13,909
  Master Reperforming Loan Trust,
    Ser 2005-1, Cl 1A1 (C)
    6.000%, 08/25/34                                      5,466           5,465
  Master Seasoned Securities
    Trust, Ser 2004-2, Cl A2
    6.500%, 08/25/32                                      5,812           5,875
  Merrill Lynch Mortgage Investors,
    Ser 2003-OPT1, Cl A3 (F)
    5.710%, 07/25/34                                      1,227           1,231
  Merrill Lynch Mortgage Investors,
    Ser 2004-A1, Cl 4A (F)
    5.347%, 01/01/07                                      8,352           8,263
  Merrill Lynch Mortgage Investors,
    Ser 2005-HE2, Cl A2A (F)
    5.460%, 01/27/07                                      1,424           1,424
  Merrill Lynch Mortgage Investors,
    Ser 2005-SD1, Cl A1 (F)
    5.530%, 01/25/07                                        192             192
  Merrill Lynch Mortgage Investors,
    Ser 2006-WMC2, Cl A2D (G)
    5.895%, 01/25/07                                      5,200           5,250
  Merrill Lynch Mortgage Trust,
    Ser 2004-KEY2, Cl A4 (F)
    4.864%, 08/12/39                                      1,859           1,807
  Merrill Lynch Mortgage Trust,
    Ser 2005-MCP1, Cl A4 (F)
    4.747%, 06/12/43                                      3,780           3,633
  Merrill Lynch/Countrywide
    Commercial Mortgage,
    Ser 2006-4, Cl ASB
    5.133%, 12/12/49                                      1,474           1,458
  Mid-State Trust, Ser 11, Cl A1
    4.864%, 07/15/38                                      5,652           5,436
  Morgan Stanley Capital I,
    Ser 2003-IQ6, Cl A (F)
    4.970%, 01/01/07                                      1,161           1,137
  Morgan Stanley Capital I,
    Ser 2003-NC10, Cl M2 (F)
    7.150%, 01/26/07                                      1,007           1,012
  Morgan Stanley Capital I,
    Ser 2003-NC8, Cl M1 (F)
    6.050%, 01/27/07                                      2,200           2,205
  Morgan Stanley Capital I,
    Ser 2003-NC8, Cl M3 (F)
    7.450%, 01/25/07                                        157             158
  Morgan Stanley Capital I,
    Ser 2004-HQ4, Cl A2
    3.920%, 04/14/40                                        804             790
  Morgan Stanley Capital I,
    Ser 2005-HQ5, Cl AAB
    5.037%, 01/14/42                                        777             768
  Morgan Stanley Capital I,
    Ser 2005-HQ6, Cl A4A
    4.989%, 08/13/42                                      5,600           5,471
  Morgan Stanley Capital I,
    Ser 2006-HQ10, Cl A2
    5.283%, 11/12/41                                      1,471           1,473
  Morgan Stanley Capital,
    Ser 2003-IQ5  Cl A4
    5.010%, 01/01/07                                      2,161           2,130
  Morgan Stanley Dean Witter
    Capital I, Ser 2003-NC4,
    Cl M2 (F)
    7.350%, 01/25/07                                        561             562

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Morgan Stanley Dean Witter
    Capital, Ser 2000-LIFE, Cl A2
    7.570%, 11/15/36                              $       3,309   $       3,480
  Mortgage Capital Funding,
    Ser 1998-MC2, Cl A2
    6.423%, 06/18/30                                      4,701           4,737
  New Century Home Equity Loan
    Trust, Ser 2003-B, Cl M1 (F)
    6.000%, 01/27/07                                      1,917           1,927
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (F)
    4.450%, 01/01/07                                      3,149           3,129
  New Century Home Equity Loan
    Trust, Ser 2005-A, Cl A2 (F)
    4.461%, 01/25/07                                      8,027           7,958
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A (F)
    5.470%, 01/25/07                                      2,475           2,475
  Newcastle CDO, Ser 2005-6A,
    Cl IM1 (C) (F) (K)
    5.370%, 04/24/07                                      2,852           2,852
  Northstar Education Finance,
    Ser 2005-1, Cl A5
    4.740%, 10/30/45                                      1,375           1,360
  Oncor Electric Delivery Transition Bond,
    Ser 2003-1, Cl A2
    4.030%, 02/15/12                                      5,000           4,822
  Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A (F)
    5.950%, 01/25/07                                        760             760
  Option One Mortgage Loan Trust,
    Ser 2003-5, Cl M1 (F)
    6.000%, 01/23/07                                      1,425           1,430
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (C) (F)
    7.850%, 01/27/07                                        130             114
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (C) (F)
    7.850%, 01/27/07                                        280             265
  Option One Mortgage Securities,
    Ser 2005-3A, Cl N1 (C)
    5.438%, 08/26/35                                        587             584
  Orchid Structured Finance CDO,
    Ser 2003-1A, Cl A1MM (C) (F)
    5.525%, 02/18/07                                      9,665           9,665
  Ownit Mortgage Loan
    Asset-Backed Securities
    Trust, Ser 2006-1, Cl AF1 (G)
    5.424%, 12/25/36                                     10,078          10,025
  Ownit Mortgage Loan NIM Trust,
    Ser 2005-5A, Cl N1 (C)
    5.500%, 10/25/36                                        115             114
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl MM1
    (C) (F) (K)
    5.380%, 02/26/07                                      3,085           3,085
  Public Service New Hampshire
    Funding, Ser 2001-1, Cl A3
    6.480%, 05/01/15                                        966           1,020
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (F)
    5.750%, 01/27/07                                      1,226           1,234
  Residential Asset Mortgage
    Products, Ser 2003-RS11,
    Cl MII1 (F)
    6.080%, 01/25/07                                        188             189

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Residential Asset Mortgage
    Products, Ser 2003-RS2,
    Cl AII (F)
    5.690%, 01/25/07                              $         150   $         150
  Residential Asset Mortgage
    Products, Ser 2003-RS3,
    Cl AII (F)
    5.710%, 01/25/07                                        222             222
  Residential Asset Mortgage
    Products, Ser 2004-SL1, Cl A8
    6.500%, 11/25/31                                      3,592           3,609
  Residential Asset Securities,
    Ser 2002-KS7, Cl A2 (F)
    5.720%, 01/25/07                                      2,764           2,764
  Residential Asset Securities,
    Ser 2006-EMX2, Cl A1 (F)
    5.400%, 01/27/07                                      5,528           5,529
  Residential Asset Securitization Trust,
    Ser 2004-IP2, Cl 2A1 (F)
    5.242%, 01/01/07                                      4,679           4,676
  Residential Funding Mortgage
    Securities, Ser 2000-HI1,
    Cl AI7 (F)
    8.290%, 02/25/25                                      4,011           4,029
  Residential Funding Mortgage
    Securities, Ser 2005-HS1,
    Cl AI1 (F)
    5.470%, 01/25/07                                      7,744           7,722
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2A (C) (F)
    5.450%, 01/25/07                                      4,901           4,900
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl 2N1 (C)
    5.000%, 06/25/35                                      1,053           1,046
  SB Finance NIM Trust,
    Ser 2005-HE3, Cl N1 (C)
    4.750%, 09/25/35                                      1,516           1,497
  SLC Student Loan Trust,
    Ser 2006-2, Cl B (F)
    5.590%, 03/19/07                                      5,250           5,245
  SLM Student Loan Trust,
    Ser 2006-9,  Cl B (F)
    5.598%, 01/12/07                                      4,000           4,003
  SLM Student Loan Trust,
    Ser 2006-C, Cl C (F)
    5.754%, 03/28/07                                      4,000           3,956
  Saco I Trust, Ser 2005-9, Cl A1 (F)
    5.600%, 01/27/07                                      1,409           1,409
  Saco I Trust, Ser 2005-WM3, Cl A1 (F)
    5.610%, 01/27/07                                      3,445           3,446
  Saco I Trust, Ser 2006-6, Cl A (F)
    5.480%, 01/25/07                                      6,213           6,213
  Sail NIM Notes, Ser 2005-11A,
    Cl A (C)
    7.500%, 01/27/36                                        363             236
  Salomon Brothers Mortgage
    Securities VII, Ser 2001-C2,
    Cl A3
    6.499%, 10/13/11                                      5,750           6,029
  Sasco NIM Trust, Ser 2005-WF3A,
    Cl A (C)
    4.750%, 07/27/35                                         65              65
  Saturn Ventures II (C) (F) (K)
    5.410%, 02/07/07                                     11,484          11,484

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Securitized Asset-Backed
    Receivables LLC,
    Ser 2005-FR4, Cl A3 (F)
    5.550%, 01/25/07                              $       3,244   $       3,246
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE5N, Cl A1 (C)
    5.800%, 08/25/35                                        554             509
  Sharps SP I LLC NIM Trust,
    Ser 2005-WF1N, Cl NA (C)
    6.150%, 05/25/35                                        461             451
  Soundview Home Equity Loan
    Trust, Ser 2005-OPT4, Cl M8 (F)
    7.850%, 01/25/07                                        500             452
  Start, Ser 2003-1, Cl X (E)
    4.130%, 01/21/07                                      6,072           6,042
  Start, Ser 2003-2, Cl X (E)
    4.600%, 01/21/07                                      7,231           7,229
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-19XS,
    Cl 1A1 (F)
    5.670%, 01/26/07                                      3,889           3,904
  Structured Asset Investment
    Loan Trust, Ser 2005-8, Cl A2 (F)
    5.480%, 01/25/07                                      1,443           1,443
  Structured Asset Investment
    Loan, Ser 2003-BC4, Cl M2 (F)
    8.350%, 01/25/07                                        300             301
  Structured Asset Securities,
    Ser 2004-19XS, Cl A2 (G)
    4.370%, 01/01/07                                      1,823           1,804
  Structured Asset Securities,
    Ser 2005-17, Cl 5A1 (F)
    5.500%, 01/01/07                                      3,989           3,917
  Structured Asset Securities,
    Ser 2006-GEL4, Cl A1 (F)
    5.440%, 01/27/07                                      7,728           7,728
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM (C) (F) (K)
    5.380%, 09/28/07                                     10,605          10,605
  TMS SBA Loan Trust, Ser 1999-1,
    Cl A (F)
    6.050%, 01/15/07                                        438             435
  Terwin Mortgage Trust, Ser 2005-9HGS,
    Cl A1 (C) (F)
    4.000%, 01/01/07                                      4,144           4,098
  Terwin Mortgage Trust, Ser 2006-2HGS,
    Cl A1 (C) (F)
    4.500%, 03/25/37                                     10,932          10,823
  Terwin Mortgage Trust, Ser 2006-2HGS,
    Cl AX (C) (F)
    20.000%, 03/25/37                                     1,946             133
  Terwin Mortgage Trust, Ser 2006-4SL,
    Cl A1 (C) (F)
    4.500%, 05/25/37                                     10,595          10,502
  Terwin Mortgage Trust, Ser 2006-4SL,
    Cl AX (C) (F)
    20.000%, 05/25/37                                     2,912             197
  Terwin Mortgage Trust, Ser 2006-6,
    Cl A1
    4.500%, 07/25/37                                      7,581           7,501
  Terwin Mortgage Trust, Ser 2006-HF1,
    Cl A1A (C) (F)
    4.500%, 02/25/37                                      4,758           4,729
  Thornburg Mortgage Securities
    Trust, Ser 2005-3, Cl 2A1 (F)
    5.560%, 01/25/07                                     14,205          14,205

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Thornburg Mortgage Securities
    Trust, Ser 2006-1, Cl A3 (F)
    5.520%, 01/01/07                              $      23,830   $      23,797
  Thornburg Mortgage Securities
    Trust, Ser 2006-3, Cl A2 (F)
    5.425%, 01/25/07                                     15,766          15,738
  Thornburg Mortgage Securities
    Trust, Ser 2006-3, Cl A3 (F)
    5.430%, 01/25/07                                     15,826          15,792
  Triad Auto Receivables Owner
    Trust, Ser 2006-C, Cl A3
    5.260%, 11/14/11                                      1,039           1,040
  Vendee Mortgage Trust, Ser 1994-1,
    Cl 2ZB (F)
    6.500%, 01/01/07                                      2,932           3,024
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2002-C1A,
    Cl A4
    6.287%, 04/15/34                                      1,543           1,614
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2002-C2,
    Cl A4
    4.980%, 11/15/34                                      1,187           1,171
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C6,
    Cl A3
    4.957%, 08/15/35                                        737             729
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C6,
    Cl A4
    5.125%, 08/15/35                                      1,247           1,235
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C8,
    Cl A3
    4.445%, 11/15/35                                        839             817
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C9,
    Cl A4
    5.012%, 12/15/35                                        566             556
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2003-C9,
    Cl B (F)
    5.109%, 01/01/07                                        334             330
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2004-C10,
    Cl A4
    4.748%, 02/15/41                                      2,200           2,125
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2004-C11,
    Cl B (F)
    5.306%, 01/01/07                                        889             883
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2004-C15,
    Cl A4
    4.803%, 10/15/41                                      1,606           1,551
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005
    C-22, Cl A4 (F)
    5.441%, 01/01/07                                      1,492           1,491
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2006-C26,
    Cl APB
    5.997%, 06/15/45                                      2,047           2,125

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2006-C29,
    Cl A4
    5.315%, 11/15/48                              $       4,413   $       4,389
  Wachovia Bank Commericial
    Mortgage Trust, Ser 2006-C28,
    Cl A4
    5.572%, 10/15/48                                      1,529           1,551
  Washington Mutual Mortgage
    Securities, Ser 2003-MS1, Cl 1A
    5.000%, 02/25/18                                      2,511           2,448
  Washington Mutual Mortgage
    Securities, Ser 2003-MS2, Cl 3A1
    5.000%, 03/25/18                                      7,368           7,193
  Washington Mutual, Ser 2005-AR13,
    Cl A1A1 (F)
    5.620%, 01/25/07                                      8,660           8,672
  Washington Mutual, Ser 2005-AR15,
    Cl A1A2 (F)
    5.610%, 01/25/07                                     12,081          12,128
  Washington Mutual, Ser 2005-AR16,
    Cl 1A4A (F)
    5.121%, 01/25/07                                     12,955          12,824
  Washington Mutual, Ser 2005-AR19,
    Cl A1A2 (F)
    5.620%, 01/25/07                                     12,990          13,028
  Wells Farge Mortgage Backed
    Securities Trust, Ser 2004-I,
    Cl B1 (F)
    3.365%, 01/01/07                                        768             768
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (F)
    3.450%, 06/25/19                                      3,446           3,432
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl M8B (C) (F)
    5.000%, 01/01/07                                        590             552
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-17,
    Cl 1A1 (F)
    5.500%, 01/01/07                                     11,355          11,117
  Wells Fargo, Ser 2004-H, Cl A-1 (F)
    4.527%, 01/01/07                                      8,620           8,381
  Zuni Mortgage Loan Trust,
    Ser 2006-0A1, Cl A1 (F)
    5.460%, 01/25/07                                     13,723          13,705
                                                                  -------------
                                                                      1,108,473
                                                                  -------------

OTHER ASSET-BACKED SECURITIES -- 0.2%

  Connecticut RB Special Purpose
    Trust, Ser 2001-1, Cl A5
    6.210%, 12/30/11                                        721             743
  Embarcadero Aircraft, Ser 2000-A,
    Cl A1 (C) (F)
    5.830%, 01/15/07                                      4,300           3,612
  MSDWCC Heloc Trust, Ser 2005-1,
    Cl A (F)
    5.540%, 01/25/07                                        968             969
  SMFG Preferred Capital (C)
    6.078%, 01/25/17                                      2,875           2,852
                                                                  -------------
                                                                          8,176
                                                                  -------------
Total Asset-Backed Securities
  (Cost $1,169,081) ($ Thousands)                                     1,159,126
                                                                  -------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.8%
  U.S. Treasury Bills (A) (B)
    5.018%, 01/18/07                              $         634   $         633
  U.S. Treasury Bonds
    5.250%, 02/15/29                                      2,670           2,800
  U.S. Treasury Bonds (D)
    3.875%, 04/15/29                                      4,458           5,614
  U.S. Treasury Bonds (D) (J)
    3.625%, 04/15/28                                     12,571          15,178
    2.375%, 04/15/11-01/15/25                            69,226          68,938
    2.000%, 01/15/26                                        651             612
  U.S. Treasury Bonds (J)
    10.375%, 11/15/12                                     7,950           8,303
    8.875%, 02/15/19                                      4,397           6,012
    8.125%, 08/15/19                                        879           1,148
    7.500%, 11/15/16                                      6,546           7,954
    6.250%, 08/15/23 to 05/15/30                         25,940          30,107
    5.375%, 02/15/31                                      9,580          10,262
    4.500%, 02/15/36                                     73,154          69,565
  U.S. Treasury Notes
    5.125%, 06/30/08                                        195             196
    5.000%, 07/31/08                                        600             601
    3.875%, 09/15/10                                      2,420           2,352
    3.500%, 11/15/09                                     24,934          24,117
  U.S. Treasury Notes (D)
    3.375%, 01/15/12                                        352             368
  U.S. Treasury Notes (D) (J)
    2.500%, 07/15/16                                     17,136          17,266
    2.000%, 07/15/14                                     14,825          14,389
    1.875%, 07/15/15                                     17,148          16,434
  U.S. Treasury Notes (J)
    5.125%, 05/15/16                                     15,783          16,257
    4.875%, 10/31/08 to 08/15/16                        199,102         200,704
    4.750%, 09/30/08                                      9,020           8,987
    4.625%, 11/30/08 to 11/15/16                         22,739          22,616
    4.500%, 11/15/10 to 11/15/15                         45,080          44,660
    4.375%, 12/15/10                                     11,550          11,417
    4.250%, 08/15/13 to 08/15/15                         12,953          12,574
    4.000%, 04/15/10                                     14,750          14,433
    3.875%, 02/15/13                                      2,200           2,106
    3.750%, 05/15/08                                      1,070           1,054
    3.500%, 02/15/10                                      3,310           3,194
    3.375%, 10/15/09                                      6,760           6,522
  U.S. Treasury STRIPS (A) (J)
    5.431%, 11/15/21                                     43,310          20,839
    3.431%, 08/15/09                                      4,514           3,992
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $663,476) ($ Thousands)                                         672,204
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
  FHLB
    5.400%, 01/02/09                                      3,480           3,475
    4.050%, 01/21/09                                      2,000           1,961
    3.625%, 11/14/08                                         40              39
  FHLB (J)
    4.875%, 11/18/11                                      6,100           6,076
    3.310%, 01/23/09                                      2,000           1,934
  FHLB CMO, Ser 2015, Cl A
    5.460%, 11/27/15                                      9,176           9,176
  FHLMC
    5.000%, 02/01/20 to 11/01/36                          9,146           8,922
    4.500%, 03/01/19                                      5,347           5,164

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  FHLMC (J)
    6.875%, 09/15/10                              $       5,560   $       5,923
    5.625%, 03/15/11 to 11/23/35                         10,190          10,152
    4.750%, 11/03/09                                      3,900           3,879
    4.625%, 05/28/13                                      3,750           3,621
  FHLMC CMO STRIPS, Ser 232, Cl IO, IO
    5.000%, 08/01/35                                      4,000             957
  FHLMC CMO STRIPS, Ser 233, Cl 12, IO
    5.000%, 09/15/35                                      3,749             966
  FHLMC CMO STRIPS, Ser 233, Cl 6, IO
    4.500%, 08/15/35                                        548             139
  FHLMC CMO, Ser 1, Cl Z
    9.300%, 04/15/19                                        235             247
  FHLMC CMO, Ser 1611, Cl Z
    6.500%, 11/15/23                                     13,428          13,866
  FHLMC CMO, Ser 1983, Cl Z
    6.500%, 12/15/23                                      2,152           2,223
  FHLMC CMO, Ser 2043, Cl CJ
    6.500%, 04/15/28                                      4,305           4,385
  FHLMC CMO, Ser 2277, Cl B
    7.500%, 01/15/31                                        859             874
  FHLMC CMO, Ser 2389, Cl CD
    6.000%, 03/15/16                                      5,067           5,089
  FHLMC CMO, Ser 2399, Cl XG
    6.500%, 01/15/32                                      8,581           8,774
  FHLMC CMO, Ser 2544, Cl IW, IO
    5.500%, 03/15/26                                      3,387             150
  FHLMC CMO, Ser 2579, Cl DA (F)
    4.000%, 01/01/07                                      3,446           3,243
  FHLMC CMO, Ser 2579, Cl PI, IO
    5.500%, 03/15/27                                      1,118              30
  FHLMC CMO, Ser 2631, Cl MT
    3.500%, 01/15/22                                      1,116           1,103
  FHLMC CMO, Ser 2645, Cl MK
    3.500%, 07/15/22                                      1,442           1,422
  FHLMC CMO, Ser 2733, Cl ME
    5.000%, 01/15/34                                      5,995           5,621
  FHLMC CMO, Ser 2809, Cl HX, IO
    6.000%, 10/15/24                                      3,146             154
  FHLMC CMO, Ser 2890, Cl AP
    3.750%, 12/15/11                                      2,657           2,591
  FHLMC CMO, Ser 2945, Cl SA (F)
    2.664%, 01/15/07                                      6,935           6,493
  FHLMC CMO, Ser 2975, Cl  EA (F)
    5.000%, 01/01/07                                      1,165           1,156
  FHLMC CMO, Ser 3014, Cl NA
    4.500%, 11/15/25                                      4,340           4,284
  FHLMC CMO, Ser 3017, Cl TA
    4.500%, 08/15/35                                      2,111           2,045
  FHLMC CMO, Ser 3020, Cl MA
    5.500%, 04/15/27                                      2,596           2,607
  FHLMC CMO, Ser 3026, Cl GJ
    4.500%, 02/15/29                                      1,425           1,400
  FHLMC CMO, Ser 3035, Cl DM
    5.500%, 11/15/25                                      2,979           2,988
  FHLMC CMO, Ser 3086, Cl PA
    5.500%, 05/15/26                                      3,699           3,711
  FHLMC CMO, Ser 3135, Cl JA
    6.000%, 09/15/27                                      3,528           3,558
  FHLMC CMO, Ser 3151, Cl LA
    6.000%, 11/15/27                                      3,667           3,699
  FHLMC CMO, Ser 3152, Cl LM (F)
    6.000%, 01/01/07                                      1,888           1,910

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  FHLMC CMO, Ser 3164, Cl NA (F)
    6.000%, 01/01/07                              $       6,885   $       6,954
  FHLMC CMO, Ser 3176,  Cl HA
    6.000%, 02/15/28                                      3,819           3,859
  FHLMC CMO, Ser 3178, Cl MA
    6.000%, 10/15/26                                      9,206           9,295
  FHLMC CMO, Ser 3183,  Cl PB (F)
    6.000%, 01/01/07                                      1,107           1,122
  FHLMC CMO, Ser 3184, Cl LA
    6.000%, 03/15/28                                      6,046           6,103
  FHLMC CMO, Ser 3192, Cl GA
    6.000%, 03/15/27                                      2,976           3,005
  FHLMC CMO, Ser 3203, Cl VA (F)
    5.000%, 01/01/07                                      1,424           1,403
  FHLMC CMO, Ser 3220, Cl PA (F)
    0.000%, 01/01/07                                      4,242           4,277
  FHLMC DN (E)
    5.388%, 01/16/07                                        375             374
    5.231%, 01/23/07                                      6,650           6,629
  FHLMC MTN
    5.550%, 12/11/08                                      2,300           2,299
  FHLMC TBA
    4.500%, 01/17/37                                      2,078           1,946
  FHLMC, Ser 1663, Cl ZB (F)
    6.750%, 01/01/07                                        976           1,000
  FHLMC, Ser 2623, Cl AJ (F)
    4.500%, 01/01/07                                      1,309           1,269
  FHLMC, Ser 2825, Cl QN
    5.500%, 09/15/32                                      5,742           5,661
  FHLMC, Ser 2841, Cl BD (F)
    4.000%, 01/01/07                                      1,455           1,408
  FHLMC, Ser 3159, Cl PA (F)
    6.000%, 01/01/07                                      4,151           4,191
  FHLMC, Ser 3172, Cl PA (F)
    6.000%, 01/01/07                                      4,341           4,378
  FHLMC, Ser 3174, Cl CA (F)
    5.500%, 01/01/07                                      2,134           2,141
  FHLMC, Ser 3174, Cl PX (F)
    5.000%, 01/01/07                                      1,415           1,395
  FHLMC, Ser 3192, Cl GB (F)
    6.000%, 01/01/07                                      4,461           4,514
  FHLMC, Ser 3203, Cl VC (F)
    5.000%, 01/01/07                                      2,186           2,148
  FHLMC, Ser 3215, Cl QA
    6.000%, 06/15/27                                      2,781           2,810
  FHLMC, Ser 3221, Cl VA (F)
    5.000%, 01/01/07                                      1,373           1,352
  FNMA
    5.570%, 12/01/16                                        312             320
    5.510%, 12/01/16                                        264             269
    5.400%, 04/13/09                                        810             810
    4.500%, 03/01/19 to 04/01/19                          3,757           3,629
    4.000%, 09/01/20                                      4,252           3,993
  FNMA (J)
    7.250%, 01/15/10                                      5,800           6,171
    7.125%, 06/15/10                                      6,400           6,842
    6.250%, 02/01/11                                      8,000           8,337
    6.000%, 05/15/11                                      6,100           6,352
  FNMA CMO STRIPS, Ser 365, Cl 2
    5.000%, 02/01/36                                      1,394             338
  FNMA CMO STRIPS, Ser 359, Cl 6, IO
    5.000%, 11/01/35                                      1,458             340
  FNMA CMO STRIPS, Ser 360, Cl 2, IO
    5.000%, 08/01/35                                     39,076           9,374

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  FNMA CMO STRIPS, Ser 365, Cl 4, IO
    5.000%, 04/01/36                              $       1,512   $         356
  FNMA CMO STRIPS, Ser 369, Cl 1, IO
    5.000%, 10/01/36                                      1,185             289
  FNMA CMO, Ser 1999-11, Cl Z
    5.500%, 03/25/29                                      7,477           7,398
  FNMA CMO, Ser 2001-T2, Cl B
    6.022%, 11/25/10                                      4,500           4,647
  FNMA CMO, Ser 2002-94, Cl BJ, IO
    5.500%, 04/25/16                                        855              55
  FNMA CMO, Ser 2002-T11, Cl A
    4.768%, 04/25/12                                        224             222
  FNMA CMO, Ser 2003-113, Cl PN
    3.500%, 02/25/13                                      1,505           1,478
  FNMA CMO, Ser 2003-76, Cl DE
    4.000%, 09/25/31                                      5,742           5,431
  FNMA CMO, Ser 2003-84, Cl GD (F)
    4.500%, 01/01/07                                      1,788           1,728
  FNMA CMO, Ser 2003-T1, Cl A
    3.807%, 11/25/12                                        691             665
  FNMA CMO, Ser 2005-38, Cl CD
    5.000%, 06/25/19                                      1,649           1,631
  FNMA CMO, Ser 2005-57, Cl EG (F)
    5.650%, 01/25/07                                      4,053           4,055
  FNMA CMO, Ser 2005-63, Cl HA
    5.000%, 04/25/23                                      2,169           2,139
  FNMA CMO, Ser 2005-69, Cl JM
    4.500%, 08/25/25                                      2,499           2,307
  FNMA CMO, Ser 2005-77, Cl BX
    4.500%, 07/25/28                                        761             750
  FNMA CMO, Ser 2005-92, Cl NM
    3.500%, 04/25/13                                      1,806           1,774
  FNMA CMO, Ser 2006-10, Cl FD (F)
    5.700%, 01/25/07                                      6,857           6,876
  FNMA CMO, Ser 2006-18, Cl PA
    5.500%, 01/25/26                                      2,122           2,128
  FNMA CMO, Ser 2006-29, Cl PA
    5.500%, 08/25/26                                      3,624           3,632
  FNMA CMO, Ser 2006-31, Cl FA (F)
    5.550%, 01/25/07                                        668             667
  FNMA CMO, Ser 2006-31, Cl PA
    5.500%, 11/25/26                                      2,089           2,093
  FNMA CMO, Ser 2006-41, Cl MA
    5.500%, 04/25/24                                        798             799
  FNMA CMO, Ser 2006-55, Cl  PA
    6.000%, 05/25/26                                      2,136           2,149
  FNMA CMO, Ser 2006-80, Cl PD (F)
    6.000%, 01/01/07                                      1,273           1,289
  FNMA CMO, Ser 34, Cl QJ
    4.500%, 01/25/16                                      3,403           3,346
  FNMA DN
    4.680%, 06/01/99                                        100              98
  FNMA DN (E)
    5.232%, 07/02/07                                         50              49
    5.204%, 02/07/07                                         25              25
    5.197%, 06/25/07                                      3,890           3,795
    5.145%, 03/30/07                                        900             889
  FNMA TBA
    6.500%, 02/25/36                                        943             960
    4.500%, 01/01/19                                     10,000           9,644
  FNMA, Ser 2001-T11, Cl B (F)
    5.503%, 01/01/07                                        620             633

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  FNMA, Ser 2003-15, Cl CH (F)
    4.000%, 01/01/07                              $       1,004   $         974
  FNMA, Ser 2003-16, Cl PN (F)
    4.500%, 01/01/07                                      1,137           1,116
  FNMA, Ser 2003-33, Cl CH (F)
    4.000%, 01/01/07                                      1,213           1,172
  FNMA, Ser 2005-30, Cl GE (F)
    5.500%, 01/01/07                                      2,315           2,283
  FNMA, Ser 2006-52, Cl PM (F)
    5.500%, 01/01/07                                      5,966           5,934
  FNMA, Ser 2006-53, Cl BW (F)
    6.000%, 01/01/07                                      1,357           1,373
  FNMA, Ser 2006-53, Cl PA
    5.500%, 12/25/26                                        619             620
  FNMA, Ser 2006-80,  Cl PB (F)
    6.000%, 01/01/07                                      4,110           4,149
  FNMA, Ser G93-39,  Cl ZQ (F)
    6.500%, 01/01/07                                      1,026           1,053
  FNMA, Ser G93-41, Cl Z (F)
    7.000%, 01/01/07                                      1,389           1,446
  GNMA
    4.500%, 12/01/21                                     38,695          37,405
  GNMA CMO, Ser 2001-18, Cl WH (F)
    7.700%, 01/20/07                                        457             484
  GNMA CMO, Ser 2002-51, Cl SG (F)
    9.316%, 01/20/07                                        403             443
  GNMA CMO, Ser 2003-58, Cl LG, IO
    5.500%, 05/17/29                                      4,036             374
  GNMA CMO, Ser 2003-86, Cl LC, IO
    5.500%, 10/20/27                                      4,298             151
  GNMA CMO, Ser 2004-80, Cl IP, IO
    5.500%, 07/20/34                                      8,350             738
  GNMA CMO, Ser 2006-3, Cl A
    4.212%, 01/16/28                                        598             584
  GNMA CMO, Ser 8, Cl A
    3.942%, 08/16/25                                        882             860
  GNMA, Ser 2003-86, Cl ZK
    5.000%, 10/20/33                                      8,747           7,550
  Small Business Administration,
    Ser 2003-P10A, Cl 1
    4.524%, 02/10/13                                      4,438           4,299
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $416,367) ($ Thousands)                                         419,320
                                                                  -------------

COMMERCIAL PAPER (A) -- 3.8%

FINANCIALS -- 3.8%
  American General Finance
    5.275%, 01/10/07                                     15,000          14,980
  Bank of America
    5.259%, 01/02/07                                     28,000          27,996
  Chariot Funding
    5.307%, 01/12/07                                      4,525           4,518
  Ciesco LLC
    5.289%, 01/04/07                                      6,085           6,082
  DaimlerChrysler
    5.420%, 01/19/07                                      7,425           7,405
  Elysian Funding LLC (K)
    5.415%, 06/13/07                                     14,261          14,260
  Goldman Sachs Group
    5.273%, 01/12/07                                     14,000          13,977

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Intesa Funding LLC
    5.293%, 01/02/07                             $       12,900   $      12,898
  KKR Pacific Funding Trust (K)
    5.348%, 01/02/07                                      7,130           7,127
  Morgan Stanley
    5.270%, 01/08/07                                     15,000          14,985
  Ocala Funding LLC (K)
    5.388%, 01/26/07                                      7,130           7,102
  Rhineland Funding Capital (K)
    5.393%, 02/13/07                                      7,059           7,012
    5.380%, 01/25/07                                      8,984           8,950
  UBS Finance
    5.283%, 01/02/07                                        598             598
  Witherspoon Funding (K)
    5.360%, 03/15/07                                     12,307          12,307
                                                                  -------------
Total Commercial Paper
  (Cost $160,197) ($ Thousands)                                         160,197
                                                                  -------------

FOREIGN BONDS -- 0.3%
  Canadian Government
    4.000%, 12/01/31                                        775             967
  Deutsche Bundesrepublik
    3.750%, 01/04/15                                      6,320           8,217
  Quebec Province
    5.125%, 11/14/16                                      1,780           1,769
  Republic of Chile
    7.125%, 01/11/12                                        595             641
  Xstrata Finance Canada (C)
    5.500%, 11/16/11                                      1,980           1,979
                                                                  -------------
Total Foreign Bonds
  (Cost $13,287) ($ Thousands)                                           13,573
                                                                  -------------

CASH EQUIVALENTS ** -- 0.9%
  Evergreen Select Money Market
  Fund, Institutional Class, 5.230%                     294,522             295
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A, 5.340%                      38,206,407          38,206
                                                                  -------------
Total Cash Equivalents
  (Cost $38,501) ($ Thousands)                                           38,501
                                                                  -------------

MASTER NOTE (K) -- 0.9%
  Bank of America
    5.383%, 12/30/06                                     35,652          35,652
  Bear Stearns
    5.433%, 12/30/06                                      4,278           4,278
                                                                  -------------
Total Master Note
  (Cost $39,930) ($ Thousands)                                           39,930
                                                                  -------------

CERTIFICATES OF DEPOSIT (K) -- 0.6%
  Barclays Bank (C) (F)
    5.440%, 06/11/07                                      7,130           7,130
  CC USA MTN (C) (F)
    5.520%, 06/18/07                                     14,261          14,261
  U.S. Trust of New York (F)
    5.390%, 03/13/07                                      5,704           5,704
                                                                  -------------
Total Certificates of Deposit
  (Cost $27,095) ($ Thousands)                                           27,095
                                                                  -------------

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                             ($ Thousands)/Contracts    ($ Thousands)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS(N)  -- 9.1%
Barclays
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $16,077,508
  (collateralized by a U.S.
  Government Obligation, par value
  $16,413,332, 0.000%, 06/18/08;
  with total market value
  $16,389,533)(K)                                $       16,068   $      16,068
Deutsche Bank
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $6,919,347
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $77,721-$5,509,044,
  4.625%-6.250%, 02/01/11-04/03/25,
  total market value $7,057,008)(K)                       6,915           6,915
Lehman Brothers
  5.20% dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $265,414,963
  (collateralized by a U.S. Government
  Obligation, par value $259,285,000,
  6.270%, 07/18/16 with total
  market value $270,758,667)                            265,300         265,300
Lehman Brothers
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $99,883,340
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $237,440-$4,103,511,
  0.000%-7.350%, 02/22/07-04/18/36;
  with total market value
  $101,821,599) (K)                                      99,825          99,825
                                                                  -------------
Total Repurchase Agreements
  (Cost $388,108) ($ Thousands)                                         388,108
                                                                  -------------
Total Investments -- 139.9%
  (Cost $5,938,729) ($ Thousands)++                               $   5,959,949
                                                                  =============

WRITTEN OPTIONS  -- 0.0%
  March 2007 U.S. Ten Year Treasury
    Note Call, Expires 03/23/07,
    Strike Price: $110*                                    (571)            (45)
  February 2007 U.S. 30-Year Treasury
    Bond Put, Expires: 02/23/07
    Strike Price: $109*                                    (151)            (41)
  February 2007 U.S. 30-Year Treasury
    Bond Put, Expires: 02/23/07,
    Strike Price: $112*                                     (83)           (115)
  June 2007 U.S. Ten Year Treasury
    Call, Expires  05/25/07,
    Strike Price: $110*                                    (102)            (35)
  June 2007 U.S. Ten Year Treasury
    Put, Expires: 05/25/07,
    Strike Price: $106*                                    (102)            (57)
                                                                  -------------
Total Written Options
  (Premium received $(514)) ($ Thousands)                                  (293)
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares    ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK SOLD SHORT  -- 0.0%
    United Air Lines                              $        (340)  $         (15)
                                                                  -------------
Total Common Stock Sold Short
  (Proceeds $12) ($ Thousands)                                              (15)
                                                                  -------------





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Unrealized
                                                                                                               Appreciation
Type of                                            Number of                      Expiration                  (Depreciation)
Contract                                           Contracts                         Date                     ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------
90-Day Eurodollar                                     388                         March 2007                     $   277
90-Day Eurodollar                                     (88)                        March 2008                         (82)
90-Day Eurodollar                                      50                         March 2009                          53
90-Day Eurodollar                                      45                         March 2010                          47
90-Day Eurodollar                                      (5)                        March 2011                          (4)
90-Day Eurodollar                                      70                          June 2007                         (41)
90-Day Eurodollar                                      50                          June 2008                          43
90-Day Eurodollar                                      50                          June 2009                          52
90-Day Eurodollar                                      25                          June 2010                          25
90-Day Eurodollar                                      (5)                         June 2011                          (4)
90-Day Eurodollar                                   1,875                       September 2007                      (625)
90-Day Eurodollar                                      50                       September 2008                        47
90-Day Eurodollar                                      50                       September 2009                        52
90-Day Eurodollar                                       3                       September 2010                         1
90-Day Eurodollar                                      11                        December 2010                         2
90-Day Eurodollar                                     345                        December 2007                        40
90-Day Eurodollar                                    (254)                       December 2008                       (93)
90-Day Eurodollar                                      50                        December 2009                        52
Euro-Bund                                             163                         March 2007                        (160)
10-Year Swap                                           (2)                        March 2007                           3
U.S. 2-Year Note                                      483                         March 2007                        (281)
U.S. 5-Year Note                                    1,289                         March 2007                        (267)
U.S. 5-Year Note                                       (8)                       December 2006                         4
U.S. 10-Year Note                                    (605)                        March 2007                       1,108
U.S. Long Treasury Bond                                44                         March 2007                          (3)
                                                                                                              --------------

                                                                                                                 $   246
                                                                                                              ==============

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at December 31, 2006:
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                          Unrealized
                               Currency                             Currency                             Appreciation
Settlement                     to Deliver                           To Receive                          (Depreciation)
Date                          (Thousands)                          (Thousands)                           ($ Thousands)
----------------------------------------------------------------------------------------------------------------------
02/07/07                  CAD           5,776                  USD            5,130                         $ 159
02/07/07                  EUR           6,375                  USD            8,036                          (385)
02/07/07                  USD          17,068                  EUR           13,270                           461
02/07/07                  USD          16,804                  JPY        1,981,542                           (86)
                                                                                                        --------------
                                                                                                            $ 149
                                                                                                        ==============

---------------------------------------------------------------------------------------------------------------------------------
Swaps -- The following Credit Default Swap agreements were outstanding at December 31, 2006:
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Net Unrealized
                                                                                                     Notional       Appreciation
                                                                                     Expiration       Amount       (Depreciation)
Description                                                                             Date      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.27% (1.08% per annum) times notional amount of
  Southwest Airlines Co., 6.500%,  03/01/2012. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Merrill Lynch)                                                               12/20/11       $ 2,125            $  6
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Lubrizol Corp., 7.250%,  06/15/2035. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/11         2,125              (4)
Fund pays a quarterly payment of 0.690% (2.760% per annum) times notional amount of Donnelley (R.R.) & Sons, 4.950%,  04/01/2014. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
  (Counter Party: Merrill Lynch)                                                      12/20/11         2,250             (17)
Fund pays a quarterly payment of 0.200% (0.800% per annum) times notional amount of PPG Industries Inc, 7.050%,  08/15/2009. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/11         2,250               5
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Lubrizol Corp., 7.250%,  06/15/2025. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Merrill Lynch)                                                               12/20/11         2,125               2
Fund pays a quarterly payment of 0.110% (0.440% per annum) times notional amount of Autozone Inc., 5.875%,  10/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         2,125              (7)
Fund pays a quarterly payment of 0.475% (1.900% per annum) times notional amount of Meadwestavaco Corp., 6.850%,  04/01/2012. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/11         2,250              (2)
Fund pays a quarterly payment of 0.460% (1.840% per annum) times notional amount of Autozone Inc., 5.875%,  10/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/13         2,125              (8)
Fund pays a quarterly payment of 1.180% (4.720% per annum) times notional amount of Gap Inc., 8.800%,  12/15/2008. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter Party: J.P.
  Morgan)                                                                             12/20/11         2,250              (2)
Fund pays a quarterly payment of 0.425% (1.700% per annum) times notional amount of Eastman Chemical Inc., 7.600%,  02/01/2027. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/11         2,250              (3)

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

---------------------------------------------------------------------------------------------------------------------------------
Swaps -- The following Credit Default Swap agreements were outstanding at December 31, 2006 (continued):
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Net Unrealized
                                                                                                     Notional       Appreciation
                                                                                     Expiration       Amount       (Depreciation)
Description                                                                             Date      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.550% (2.200% per annum) times notional amount of Black & Decker Corp., 7.125%,  06/01/2011. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/11       $ 2,125            $ (2)
Fund pays a quarterly payment of 0.190% (0.760% per annum) times notional amount of TJX Companies, 7.450%, 12/15/2009. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/11         2,250              (3)
Fund pays a quarterly payment of 0.220% (0.880% per annum) times notional amount of Nucor Corp., 4.875%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/11         2,125              (4)
Fund pays a quarterly payment of 0.130% (0.520% per annum) times notional amount of Lowes Companies Inc., 8.250%,  06/01/2010. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Merrill Lynch)                                                               12/20.11         2,250               2
Fund pays a quarterly payment of 1.180% (4.720% per annum) times notional amount of Gap Inc., 8.800%, 12/15/2008. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter Party: Bank
  of America)                                                                         12/20/11         2,125              (2)
Fund pays a quarterly payment of 0.770% (3.080% per annum) times notional amount of Jones Apparel Group,5.125%,  11/15/2014. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/11         2,250              (5)
Fund pays a quarterly payment of 0.035% (0.140% per annum) times notional amount of Pitney Bowes Inc. 4.625%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         4,500               2
Fund pays a quarterly payment of 0.445% (1.780% per annum) times notional amount of Darden Restaurants Inc., 7.125%,  02/01/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation.
  (Counter Party: Bank of America)                                                    12/20/11         2,250              17
Fund pays a quarterly payment of 0.475% (1.900% per annum) times notional amount of The Limited Inc., 6.125%, 12/01/20012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/11         2,250              (4)
Fund pays a quarterly payment of 0.550% (2.200% per annum) times notional amount of Black & Decker Corp., 7.125%, 06/01/2011. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/11         2,125              (2)
Fund pays a quarterly payment of 0.900% (3.600% per annum) times notional amount of MDC Holdings Inc., 5.500%, 05/15/2013. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Merrill Lynch)                                                               12/20/11         2,250             (20)
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Hasbro Inc., 2.750%, 12/01/2021. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/11         2,250               7
Fund pays a quarterly payment of 0.340% (1.360% per annum) times notional amount of Agrium Inc., 8.250%,  02/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/11         2,250              (2)
Fund pays a quarterly payment of 0.338% (1.352% per annum) times notional amount of Whirlpool Corp., 7.750%,  07/15/2016.  Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Merrill Lynch)                                                               12/20/11         2,250               6
Fund pays a quarterly payment of 0.450% (1.800% per annum) times notional amount of Weyerhaeuser Company, 6.750%, 03/15/2012. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/11         2,125              (4)

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

---------------------------------------------------------------------------------------------------------------------------------
Swaps -- The following Credit Default Swap agreements were outstanding at December 31, 2006 (continued):
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Net Unrealized
                                                                                                     Notional       Appreciation
                                                                                     Expiration       Amount       (Depreciation)
Description                                                                             Date      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.220% (0.880% per annum) times notional amount of Nucor Corp., 4.875%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/11       $ 2,125            $ (4)
Fund pays a quarterly payment of 0.270% (1.080% per annum) times notional amount of Southwest Airlines Co., 6.500%, 03/01/2012. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/11         2,250               6
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Radian Group Inc., 7.750%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/13         2,250              (1)
Fund pays a quarterly payment of 0.390% (1.560% per annum) times notional amount of Darden Restaurants Inc., 7.125%, 02/01/2016. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         2,125               3
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of MGIC Investment Corp., 6.000%, 09/15/2016. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         2,125              (1)
Fund pays a quarterly payment of 0.350% (1.700% per annum) times notional amount of PMI Group Inc., 6.000%, 09/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/13         2,125              (2)
Fund pays a quarterly payment of 0.0975% (0.390% per annum) times notional amount of Johnson Controls Inc., 7.125%, 07/15/2017. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         2,125              --
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of Alcan Inc., 4.875%, 09/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         2,125              (2)
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of Radian Group Inc., 7.750%, 06/01/2011. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         2,125              11
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of PMI Group Inc., 6.000%,  09/15/2016. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         2,125              (2)
Fund pays a quarterly payment of 0.350% (1.400% per annum) times notional amount of MGIC Investment Corp., 6.000%, 03/15/2007. Upon a defined credit event the
  Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/13         2,125              (1)
Fund pays a quarterly payment of 0.280% (1.120% per annum) times notional amount of Nordstrom Inc., 6.950%, 03/15/2028. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/13         2,125              (1)
Fund pays a quarterly payment of 0.0625% (0.250% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Merrill Lynch)                                                               12/20/13         2,125              (5)
Fund pays a quarterly payment of 0.730% (2.920% per annum) times notional amount of Masco Corp., 5.875%, 07/15/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: Bank of America)                                                             12/20/13         2,250              (6)
Fund pays a quarterly payment of 0.260% (1.040% per annum) times notional amount of Dow Chemical Inc., 6.000%, 10/01/2012. Upon a defined credit event the Fund receives the notional amount and delivers the defined obligation. (Counter
  Party: J.P. Morgan)                                                                 12/20/13         2,125              (6)

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
Swaps -- The following Credit Default Swap agreements were outstanding at December 31, 2006 (continued):
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Net Unrealized
                                                                                                     Notional       Appreciation
                                                                                     Expiration       Amount       (Depreciation)
Description                                                                             Date      ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.280% (1.120% per annum) times notional amount of Nordstrom Inc., 6.950%, 03/15/2028. Upon a defined credit event the Fund receives notional amount and delivers the defined obligation. (Counter Party:
  Merrill Lynch)                                                                      12/20/13       $ 2,125            $ (1)
Fund receives a quarterly payment of 0.100% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
  Bank of America)                                                                    12/20/11        40,100             166
Fund receives a quarterly payment of 0.100% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
  Merrill Lynch)                                                                      12/20/11        10,875              45
Fund receives a quarterly payment of 0.100% (0.400% per annum) times notional amount of CDX.NA.IG Index. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counter Party:
  Merrill Lynch)                                                                      12/20/11        40,100             166
                                                                                                                   --------------

                                                                                                                        $321
                                                                                                                   ==============

------------------------------------------------------------------------------------------------------------------------------------
Swaps -- The following Total Return Swap agreements were outstanding at December 31, 2006:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Net Unrealized
                                                                                                     Notional       Appreciation
                                                                                     Expiration       Amount       (Depreciation)
Description                                                                             Date      ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset spread from Bank of America -
  CMBS AAA 10 YR Index plus 7.5 basis points times the notional amount. The
  Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
  payment period. (Counter Party: J.P. Morgan)                                      03/31/2007       $10,000            $ 21
The Fund receives payment on the monthly reset spread from Bank of America -
  CMBSA 10 YR Index plus 25 basis points times the notional amount. The
  Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
  payment period. (Counter Party: Bank of America)                                  01/31/2007        21,000              (7)
The Fund receives payment on the monthly reset spread from Bank of America -
  CMBS AAA 10 YR Index plus 22.5 basis points times the notional amount. The
  Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
  payment period. (Counter Party: Bank of America)                                  02/01/2007        20,000              41
The Fund receives payment on the monthly reset spread from Lehman Brothers -
  CMBS AAA 8.5+ Index plus 10 basis points times the notional amount. The
  Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
  payment period. (Counter Party: Wachovia)                                         05/01/2007        20,000              31
The Fund receives payment on the monthly reset spread from Lehman Brothers -
  CMBS AAA 8.5+ Index plus 12.5 basis points times the notional amount. The
  Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
  payment period. (Counter Party: Wachovia)                                         06/01/2007        30,000              46
                                                                                                                   --------------

                                                                                                                        $132
                                                                                                                   ==============

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2006


Percentages are based on Net Assets of $4,259,319 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investments Trust

(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Treasury Inflation Index Notes
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of December 31, 2006.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2006. The coupon on a step bond changes on a specified date.
(H) Securities considered illiquid. The total value of such securities as of December 31, 2006 was $8,875 ($ Thousands) and represented 0.21% of Net Assets.
(I) Security in default on interest payments.
(J) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $676,266 ($Thousands).
(K) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $704,210
($ Thousands).
(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.
(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.
(N) Tri-Party Repurchase Agreement

ARM -- Adjustable Rate Mortgage
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
EUR -- Euro Dollar
EXL -- Extendable Maturity
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal
Securities
TBA -- To Be Announced
USD -- U.S. Dollar
Amounts designated as "--"are $0 or have been rounded to $0.

++ At December 31, 2006, the tax basis cost of the Fund's investments was $5,938,729 ($ Thousands), and the unrealized appreciation and depreciation were $59,515 ($ Thousands) and $(38,295) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 83.5%

CONSUMER DISCRETIONARY -- 21.1%
  AEP Industries
    7.875%, 03/15/13                              $       1,770   $       1,788
  AMF Bowling Worldwide
    10.000%, 03/01/10                                       830             860
  Acco Brands
    7.625%, 08/15/15                                      3,355           3,300
  Adelphia Communications, Ser B (C)
    7.750%, 01/15/09                                        450             413
  Adesa
    7.625%, 06/15/12                                        525             542
  American Casino & Entertainment
    7.850%, 02/01/12                                        200             204
  American Greetings
    7.375%, 06/01/16                                        725             745
  American Tower
    7.500%, 05/01/12                                        125             129
  Amscan Holdings
    8.750%, 05/01/14                                      1,260           1,227
  Arvinmeritor
    8.750%, 03/01/12                                        780             801
  Asbury Automotive
    9.000%, 06/15/12                                      2,217           2,317
  Autonation (D)
    7.374%, 01/15/07                                        930             935
  Avis Budget Car Rental (A)
    7.750%, 05/15/16                                      1,275           1,230
  Avis Budget Car Rental (A) (D)
    7.874%, 02/15/07                                      1,420           1,370
  Aztar (G)
    7.875%, 06/15/14                                      2,588           2,811
  Barrington Broadcasting (A)
    10.500%, 08/15/14                                       350             355
  Boyd Gaming
    7.125%, 02/01/16                                      2,350           2,338
    6.750%, 04/15/14                                      1,050           1,047
  Broder Brothers, Ser B
    11.250%, 10/15/10                                     1,260           1,222
  Brookstone
    12.000%, 10/15/12                                       730             714
  Brown Shoe
    8.750%, 05/01/12                                      1,125           1,187
  Burlington (A) (G)
    11.125%, 04/15/14                                     1,075           1,048
  CBD Media Holdings
    8.625%, 06/01/11                                        275             282
  CBD Media Holdings (G)
    9.250%, 07/15/12                                        500             521
  CCH I Holdings LLC
    11.000%, 10/01/15                                    10,156          10,423
  CCH I Holdings LLC (B) (G)
    13.500%, 01/15/14                                       375             368
  CCH II LLC
    10.250%, 09/15/10                                     2,055           2,150
  CCH II LLC, Ser B
    10.250%, 09/15/10                                       550             574
  CCH II LLC, Ser B (A)
    10.250%, 10/01/13                                       380             405
  CCM Merger (A) (G)
    8.000%, 08/01/13                                      2,300           2,248
  CCO  Holdings LLC
    8.750%, 11/15/13                                      1,800           1,870

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  CCO Holdings LLC
    8.750%, 11/15/13                              $       2,200   $       2,285
  CSC Holdings
    7.875%, 12/15/07                                        200             203
    7.250%, 07/15/08                                        250             252
  CSC Holdings, Ser B
    8.125%, 08/15/09                                        275             285
  Cablevision Systems, Ser B
    8.000%, 04/15/12                                      1,620           1,592
  Cablevision Systems, Ser B (D)
    9.870%, 04/03/07                                      1,760           1,857
  Caesars Entertainment
    8.875%, 09/15/08                                        440             459
    8.125%, 05/15/11                                        225             235
    7.875%, 03/15/10                                        650             678
  Canwest Media (G)
    8.000%, 09/15/12                                        600             626
  Cinemark (B)
    10.046%, 03/15/14                                       450             386
  Collins & Aikman Floorcovering,
    Ser B
    9.750%, 02/15/10                                        375             383
  Cornell
    10.750%, 07/01/12                                       500             544
  Couche-Tard US
    7.500%, 12/15/13                                        125             128
  Del Laboratories
    8.000%, 02/01/12                                      1,555           1,458
  Del Laboratories (D)
    10.371%, 01/28/07                                       480             498
  Denny's (G)
    10.000%, 10/01/12                                       600             633
  Dex Media
    8.000%, 11/15/13                                        775             798
  Dex Media (B)
    7.863%, 11/15/13                                      2,900           2,588
  Dex Media East LLC
    12.125%, 11/15/12                                     1,620           1,784
    9.875%, 11/15/09                                        629             659
  DirectTV Holdings
    8.375%, 03/15/13                                      1,700           1,768
    6.375%, 06/15/15                                      3,140           3,010
  Easton-Bell Sports
    8.375%, 10/01/12                                      1,485           1,452
  Echostar DBS
    7.125%, 02/01/16                                      3,620           3,620
    6.625%, 10/01/14                                        200             195
    6.375%, 10/01/11                                        325             323
  Echostart DBS
    7.000%, 10/01/13                                      1,080           1,079
  El Dorado Casino Shreveport PIK (G)
    10.000%, 08/01/12                                     1,065           1,011
  Elizabeth Arden (G)
    7.750%, 01/15/14                                      1,025           1,033
  Eye Care Centers of America
    10.750%, 02/15/15                                       350             384
  Federal-Mogul
    7.500%, 07/01/04                                        325             240
  Federal-Mogul (C)
    8.370%, 11/15/01                                        325             239
    7.750%, 07/01/06                                         50              37
    7.375%, 01/15/06                                        100              74
  Federal-Mogul (G)
    7.500%, 01/15/09                                        450             333
  Festival Fun Park LLC
    10.875%, 04/15/14                                     2,456           2,462

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Ford Motor
    9.500%, 09/15/11                              $         100   $          99
    9.215%, 09/15/21                                        350             307
    8.900%, 01/15/32                                        500             449
    8.875%, 01/15/22                                         50              44
    6.500%, 08/01/18                                        445             336
  Ford Motor (G)
    7.450%, 07/16/31                                      2,641           2,073
  French Lick Resorts (A)
    10.750%, 04/15/14                                     3,958           3,701
  Gamestop (G)
    8.000%, 10/01/12                                        966           1,009
  General Motors
    8.250%, 07/15/23                                        648             603
    7.700%, 04/15/16                                        562             530
  General Motors (G)
    8.375%, 07/15/33                                      1,511           1,398
  Goodyear Tire & Rubber
    8.625%, 12/01/11                                        715             738
  Goodyear Tire & Rubber (G)
    7.857%, 08/15/11                                      1,575           1,583
  Gregg Appliances
    9.000%, 02/01/13                                      2,662           2,542
  Group 1 Automotive
    8.250%, 08/15/13                                        525             538
  Hanesbrand (G)
    8.735%, 06/15/07                                      1,145           1,165
  Harrahs Operating
    8.000%, 02/01/11                                        675             692
  Herbst Gaming
    8.125%, 06/01/12                                      2,036           2,077
    7.000%, 11/15/14                                        725             692
  Hertz (A)
    10.500%, 01/01/16                                     1,976           2,174
    8.875%, 01/01/14                                      4,044           4,236
  Hydrochem Industrial (A)
    9.250%, 02/15/13                                        625             628
  Idearc (A)
    8.000%, 11/15/16                                      3,750           3,806
  Inn of the Mountain Gods (G)
    12.000%, 11/15/10                                       575             621
  Isle of Capri Casinos
    9.000%, 03/15/12                                        622             650
    7.000%, 03/01/14                                      1,525           1,517
  Jacuzzi Brands
    9.625%, 07/01/10                                      1,350           1,434
  Jo-Ann Stores (G)
    7.500%, 03/01/12                                        325             294
  Kabel Deutschland
    10.625%, 07/01/14                                     2,697           2,990
  LBI Media (B)
    7.853%, 10/15/13                                        675             581
  Lamar Media
    7.250%, 01/01/13                                        350             357
    6.625%, 08/15/15                                         75              74
  Lamar Media (A)
    6.625%, 08/15/15                                        550             545
  Leslie's Poolmart
    7.750%, 02/01/13                                        150             149
  Levi Strauss (D)
    10.122%, 01/01/07                                     1,100           1,129
  Lin Televison, Ser B
    6.500%, 05/15/13                                        975             929
  Lodgenet Entertainment
    9.500%, 06/15/13                                        690             743
  MGM Mirage
    8.375%, 02/01/11                                      2,250           2,334

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
    6.875%, 04/01/16                              $         900   $         864
    6.750%, 09/01/12                                        620             611
    6.750%, 04/01/13                                      1,660           1,623
    5.875%, 02/27/14                                      2,420           2,238
  Majestic Holdings LLC (A) (B)
    8.075%, 10/15/11                                        175             117
  Majestic Star Casino LLC
    9.500%, 10/15/10                                      1,250           1,312
  Majestic Star II
    9.750%, 01/15/11                                      1,400           1,386
  Mandalay Resort Group
    9.375%, 02/15/10                                        575             615
    7.625%, 07/15/13                                        520             508
  Mediacom Broadband LLC (A)
    8.500%, 10/15/15                                        325             329
  Mediacom LLC (G)
    9.500%, 01/15/13                                      3,276           3,374
  Metaldyne (G)
    10.000%, 11/01/13                                       927             992
  Mohegan Tribal Gaming
    7.125%, 08/15/14                                        100             101
    6.875%, 02/15/15                                      1,150           1,153
  Momentive Performance (A)
    11.500%, 12/01/16                                     2,550           2,499
    9.750%, 12/01/14                                      1,150           1,150
  NPC International (A)
    9.500%, 05/01/14                                        300             308
  Neiman Marcus Group
    9.000%, 10/15/15                                        250             273
  Neiman Marcus Group (G)
    10.375%, 10/15/15                                     1,089           1,212
  Nexstar Finance
    7.000%, 01/15/14                                        275             259
  Nexstar Holdings LLC (B)
    6.889%, 04/01/13                                      1,450           1,300
  O'Charley's
    9.000%, 11/01/13                                        731             768
  Pantry
    7.750%, 02/15/14                                      1,050           1,057
  Penhall International (A)
    12.000%, 08/01/14                                     1,390           1,501
  Penn National Gaming
    6.750%, 03/01/15                                      1,170           1,147
  Perry Ellis International, Ser B
    8.875%, 09/15/13                                      1,556           1,556
  Petro Stopping Centers
    9.000%, 02/15/12                                        250             259
  Phillips Van-Heusen
    8.125%, 05/01/13                                        375             394
    7.250%, 02/15/11                                         75              77
  Pinnacle Entertainment
    8.250%, 03/15/12                                      1,566           1,582
  Pokagon Gaming Authority (A)
    10.375%, 06/15/14                                       600             657
  Polypore International (B) (G)
    12.337%, 10/01/12                                       775             616
  Primedia (G)
    8.875%, 05/15/11                                        725             740
  Quebecor Media
    7.750%, 03/15/16                                      1,075           1,098
  RH Donnelley
    10.875%, 12/15/12                                       800             872
    6.875%, 01/15/13                                         75              72
  RH Donnelley, Ser A-1
    6.875%, 01/15/13                                      1,825           1,750
  RH Donnelley, Ser A-2
    6.875%, 01/15/13                                      2,190           2,100

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  RH Donnelley, Ser A-3
    8.875%, 01/15/16                              $       1,450   $       1,522
  RJ Tower (C) (G)
    12.000%, 06/01/13                                       650              91
  Rental Service (A) (G)
    9.500%, 12/01/14                                      3,595           3,712
  Rite Aid
    7.125%, 01/15/07                                        650             650
  SGS International
    12.000%, 12/15/13                                     1,475           1,534
  Sally Holdings LLC (A)
    9.250%, 11/15/14                                      2,320           2,363
  Sally Holdings LLC (A) (G)
    10.500%, 11/15/16                                     1,145           1,168
  Sealy Mattress
    8.250%, 06/15/14                                      2,656           2,776
  Seneca Gaming
    7.250%, 05/01/12                                        250             254
  Service
    6.750%, 04/01/16                                        800             796
    6.500%, 03/15/08                                      1,467           1,474
  Simmons (B)
    13.429%, 12/15/14                                     2,205           1,731
  Sinclair Broadcast Group (A) (B)
    4.875%, 07/15/18                                        450             411
  Sonic Automotive, Ser B
    8.625%, 08/15/13                                      2,145           2,209
  Spectrum Brands
    7.375%, 02/01/15                                      3,168           2,740
  Stanadyne Holdings (B)
    8.270%, 02/15/15                                      1,575           1,071
  Stanadyne, Ser 1
    10.000%, 08/15/14                                       450             462
  Starwood Hotels & Resorts
    7.375%, 05/01/07                                        725             728
  Station Casinos
    6.875%, 03/01/16                                      3,075           2,760
    6.625%, 03/15/18                                      1,975           1,694
  Steinway Musical Instruments (A)
    7.000%, 03/01/14                                      3,585           3,504
  Stewart Enterprises
    6.250%, 02/15/13                                      1,265           1,218
  Sun Media
    7.625%, 02/15/13                                      1,510           1,531
  Superior Essex Com & Essex Group
    9.000%, 04/15/12                                        654             680
  Tenneco Automotive (G)
    8.625%, 11/15/14                                      4,191           4,275
  Titan International (A)
    8.000%, 01/15/12                                      2,450           2,465
  Town Sports International (B)
    4.506%, 02/01/14                                      2,017           1,757
  Travelport (A)
    9.875%, 09/01/14                                      1,884           1,893
  Travelport (A) (D)
    9.994%, 03/01/07                                      1,771           1,727
  Travelport (A) (G)
    11.875%, 09/01/16                                     3,735           3,828
  Turning Stone Casino Entertainment (A)
    9.125%, 12/15/10                                      1,100           1,128
  Turning Stone Resort Casinos (A)
    9.125%, 09/15/14                                        350             358
  United Auto Group (A)
    7.750%, 12/15/16                                      1,725           1,734
  United Components
    9.375%, 06/15/13                                        825             854

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  United Rentals North America
    6.500%, 02/15/12                              $       3,900   $       3,851
  United Rentals North America (G)
    7.000%, 02/15/14                                        775             760
  Universal City Florida (D)
    10.121%, 02/01/07                                     4,897           5,056
  Vail Resorts
    6.750%, 02/15/14                                      1,270           1,270
  Vertis
    9.750%, 04/01/09                                        225             232
  Vicorp Restaurants
    10.500%, 04/15/11                                       450             432
  Videotron
    6.875%, 01/15/14                                      2,930           2,948
    6.375%, 12/15/15                                         25              24
  Visant Holding (B)
    8.498%, 12/01/13                                      3,896           3,438
  Visteon (G)
    7.000%, 03/10/14                                        150             131
  Warner Music Group
    7.375%, 04/15/14                                        785             777
  Wynn Las Vegas LLC
    6.625%, 12/01/14                                      2,316           2,302
                                                                  -------------
                                                                        243,571
                                                                  -------------
CONSUMER STAPLES -- 2.0%
  B&G Foods Holding
    8.000%, 10/01/11                                        525             530
  Carrols
    9.000%, 01/15/13                                      1,470           1,503
  Constellation Brands
    7.250%, 09/01/16                                      2,525           2,594
  Dean Foods
    7.000%, 06/01/16                                      1,100           1,111
  Del Monte
    6.750%, 02/15/15                                        456             451
  Dole Foods (G)
    8.875%, 03/15/11                                      1,875           1,847
  Fleming (C)
    10.125%, 04/01/08                                     1,125             163
    9.250%, 06/15/10                                        200              29
  Jean Coutu Group
    7.625%, 08/01/12                                        400             421
  Jean Coutu Group (G)
    8.500%, 08/01/14                                        325             327
  NBTY
    7.125%, 10/01/15                                      3,026           2,965
  Natural Beef Pack
    10.500%, 08/01/11                                     1,652           1,743
  Playtex Products
    9.375%, 06/01/11                                      1,825           1,903
  Rite Aid
    6.875%, 12/15/28                                        375             293
  Rite Aid (G)
    9.250%, 06/01/13                                      1,350           1,357
    7.700%, 02/15/27                                        150             124
    6.875%, 08/15/13                                        100              89
  Stater Brothers Holdings
    8.125%, 06/15/12                                      1,543           1,566
  Stater Brothers Holdings (D)
    8.860%, 03/15/07                                      1,336           1,353
  UNIFI (A)
    11.500%, 05/15/14                                       350             322
  Visant Holding
    8.750%, 12/01/13                                      1,465           1,509

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Winn-Dixie Pass-Thru Trust (A)
    (C) (G)
    8.181%, 09/01/24                              $         567   $         459
    7.803%, 09/01/17                                        358             290
                                                                  -------------
                                                                         22,949
                                                                  -------------
ENERGY -- 7.0%
  Allis-Chalmers Energy (A)
    9.000%, 01/15/14                                      4,242           4,263
  Atlas Pipeline Partners
    8.125%, 12/15/15                                        375             385
  Baytex Energy
    9.625%, 07/15/10                                        550             573
  Brigham Exploration
    9.625%, 05/01/14                                        175             175
  Chaparral Energy
    8.500%, 12/01/15                                      1,812           1,803
  Chesapeake Energy
    7.750%, 01/15/15                                      2,459           2,560
    7.500%, 09/15/13                                        600             625
    7.500%, 06/15/14                                        806             837
    7.000%, 08/15/14                                        324             329
    6.875%, 01/15/16                                        462             466
    6.500%, 08/15/17                                      4,150           4,057
    6.375%, 06/15/15                                         50              50
  Clayton William Energy
    7.750%, 08/01/13                                        659             608
  Colorado Interstate Gas
    6.800%, 11/15/15                                        125             130
    5.950%, 03/15/15                                        275             271
  Complete Product Services (A)
    8.000%, 12/15/16                                      1,240           1,277
  Compton Pet Finance
    7.625%, 12/01/13                                        375             362
  Comstock Resources
    6.875%, 03/01/12                                         75              73
  Denbury Resources
    7.500%, 04/01/13                                      1,445           1,467
  Denbury Resources (G)
    7.500%, 12/15/15                                      1,225           1,249
  El Paso
    7.625%, 08/16/07                                        220             223
    7.420%, 02/15/37                                        775             808
    6.750%, 05/15/09                                        325             332
  El Paso (A)
    7.750%, 07/15/11                                        725             767
  El Paso (G)
    7.625%, 09/01/08                                         84              87
    7.000%, 05/15/11                                        625             648
  El Paso MTN
    8.050%, 10/15/30                                        400             444
    7.800%, 08/01/31                                        550             601
    7.375%, 12/15/12                                        425             447
  El Paso Natural Gas
    8.375%, 06/15/32                                        325             394
  El Paso Production Holdings
    7.750%, 06/01/13                                      2,535           2,652
  Encore Acquisition
    7.250%, 12/01/17                                        450             435
    6.000%, 07/15/15                                        275             251
  Forest Oil
    8.000%, 12/15/11                                        785             816
  Giant Industries
    8.000%, 05/15/14                                        575             622
  Grant Prideco, Ser B
    6.125%, 08/15/15                                        300             293

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Hanover Compressor
    9.000%, 06/01/14                              $       1,305   $       1,409
    7.500%, 04/15/13                                        815             823
  Hanover Equipment Trust, Ser 2001 B
    8.750%, 09/01/11                                      3,260           3,399
  Hilcorp Energy (A)
    10.500%, 09/01/10                                     3,685           3,943
  Hilcrop Energy (A) (G)
    9.000%, 06/01/16                                      1,350           1,428
  Holly Energy Partners
    6.250%, 03/01/15                                        625             594
  Inergy Finance
    6.875%, 12/15/14                                        525             516
  Markwest Energy (A)
    8.500%, 07/15/16                                        775             806
  Markwest Energy, Ser B
    6.875%, 11/01/14                                      1,500           1,447
  Newfield Exploration
    6.625%, 04/15/16                                        835             831
  Northwest Pipeline
    7.000%, 06/15/16                                        225             235
  OPTI Canada (A)
    8.250%, 12/15/14                                      2,335           2,399
  Pacific Energy
    6.250%, 09/15/15                                        100              98
  Parker Drilling
    9.625%, 10/01/13                                        236             259
  Parker Drilling (D)
    10.119%, 03/01/07                                     2,778           2,841
  Peabody Energy
    7.375%, 11/01/16                                      1,575           1,677
  Peabody Energy, Ser B
    6.875%, 03/15/13                                        100             103
  Petrohawk Energy
    9.125%, 07/15/13                                      1,165           1,223
  Pogo Producing
    7.875%, 05/01/13                                        750             761
    6.875%, 10/01/17                                        175             167
  Pogo Producing, Ser B
    8.250%, 04/15/11                                        773             792
  Pride International
    7.375%, 07/15/14                                        859             887
  Quicksilver Resources
    7.125%, 04/01/16                                      1,450           1,417
  Range Resources
    7.500%, 05/15/16                                        525             538
    6.375%, 03/15/15                                        350             341
  Regency Energy Partners (A)
    8.375%, 12/15/13                                      1,850           1,855
  SESI LLC (A)
    6.875%, 06/01/14                                      1,000             995
  Sabine Pass LNG LP
    7.500%, 11/30/16                                      1,825           1,818
    7.250%, 11/30/13                                        952             946
  Semgroup
    8.750%, 11/15/15                                        720             724
  Sierra Pacific Resources
    8.625%, 03/15/14                                        550             591
  Sonat
    7.625%, 07/15/11                                      3,335           3,535
  Stone Energy
    8.250%, 12/15/11                                      1,025           1,007
  Teco Energy (D)
    7.371%, 02/01/07                                        414             423
  Tesoro
    6.625%, 11/01/15                                        775             769

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Transcont Gas Pipe
    6.400%, 04/15/16                              $         175   $         177
  United Refining
    10.500%, 08/15/12                                     1,000           1,050
  Veneco
    8.750%, 12/15/11                                        700             691
  Whiting Petroleum
    7.000%, 02/01/14                                        915             913
  Williams
    8.125%, 03/15/12                                        660             714
    7.750%, 06/15/31                                        500             525
  Williams (A)
    6.375%, 10/01/10                                        775             780
  Williams (G)
    7.625%, 07/15/19                                        525             562
  Williams Partners LP (A)
    7.500%, 06/15/11                                        400             417
    7.250%, 02/01/17                                      1,855           1,892
  Williams, Ser A (G)
    7.500%, 01/15/31                                        425             441
                                                                  -------------
                                                                         81,139
                                                                  -------------
FINANCIALS -- 11.5%
  AAC Group Holding (B)
    3.561%, 10/01/12                                        560             490
  AAC Group Holding PIK (A)
    12.750%, 10/01/12                                       250             266
  AAC Group Holding PIK (A) (G)
    12.750%, 10/01/12                                       375             399
  Ace Cash Express (A)
    10.250%, 10/01/14                                       775             785
  Alamosa Delaware
    8.500%, 01/31/12                                      1,945           2,061
  Allstate Life Global Funding II
    MTN (A) (D) (H)
    5.390%, 01/17/08                                        703             703
  American General Finance (A) (D) (H)
    5.400%, 01/17/08                                      2,217           2,217
  Arch Western Finance
    6.750%, 07/01/13                                      2,770           2,749
  Ashtead Capital (A)
    9.000%, 08/15/16                                      1,090           1,166
  BCP Crystal Holdings
    9.625%, 06/15/14                                        450             497
  Bear Stearns EXL (D) (H)
    5.390%, 01/17/08                                      2,722           2,722
  Beazer Homes USA
    6.875%, 07/15/15                                      1,870           1,833
  Cardtronics
    9.250%, 08/15/13                                        150             158
  Cebridge PIK
    11.489%, 05/05/14                                       500             500
  Choctaw Resort Development
    Entity (A)
    7.250%, 11/15/19                                      1,066           1,066
  Countrywide Financial MTN (D) (H)
    5.448%, 10/31/07                                      2,294           2,294
    5.443%, 06/27/07                                        917             917
  Credit Suisse First Boston London
    (A) (D) (K)
    1.924%, 03/24/07                                      2,611           2,350
    0.000%, 03/24/07                                      3,849           3,464
  Crystal US Holdings, Ser B (B)
    7.023%, 10/01/14                                        625             538

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Dekabank (A) (D) (H)
    5.394%, 11/20/07                              $       2,829   $       2,829
  Dow Jones CDX HY, Ser 6-T1 (A)
    8.625%, 06/29/11                                      4,000           4,157
  FTI Consulting
    7.625%, 06/15/13                                        350             361
  Felcor Lodging LP
    8.500%, 06/01/11                                        550             586
  Felcor Lodging LP (A) (D)
    7.275%, 04/30/07                                        225             226
  Ford Motor Credit
    8.000%, 12/15/16                                      4,250           4,200
    7.375%, 10/28/09                                        825             827
    7.250%, 10/25/11                                        715             700
    7.000%, 10/01/13                                      5,563           5,313
    6.625%, 06/16/08                                      1,000             999
  Ford Motor Credit (A)
    9.750%, 09/15/10                                      2,312           2,460
  Ford Motor Credit (D)
    9.824%, 01/17/07                                      3,185           3,375
    8.110%, 04/13/07                                        475             471
    6.944%, 01/18/07                                      1,300           1,271
  Ford Motor Credit (G)
    7.375%, 02/01/11                                        675             668
  GMAC LLC (D)
    6.000%, 12/15/11                                        225             224
  General Motors Acceptance
    8.000%, 11/01/31                                      4,146           4,760
    7.000%, 02/01/12                                        100             103
    6.875%, 08/28/12                                      4,795           4,924
  General Motors Acceptance (D)
    7.569%, 01/25/07                                        500             523
  General Motors Acceptance (G)
    6.750%, 12/01/14                                      5,936           6,097
  H-Lines Finance Holding (B)
    4.805%, 04/01/13                                        801             745
  Hellas II (A) (D)
    11.115%, 03/21/07                                     2,250           2,250
  Host Hotels and Resorts (A)
    6.875%, 11/01/14                                        715             724
  Host Marriott +
    7.125%, 11/01/13                                        750             767
  Host Marriott, Ser M +
    7.000%, 08/15/12                                        400             406
  Host Marriott, Ser O +
    6.375%, 03/15/15                                        475             468
  Host Marriott, Ser Q +
    6.750%, 06/01/16                                      1,630           1,632
  Innophos Investments PIK (A) (D) (G)
    13.380%, 02/16/07                                       889             929
  Ipayment (A)
    9.750%, 05/15/14                                        425             437
  Irish Life & Permanent MTN, Ser X
    (A) (D) (H)
    5.390%, 01/21/08                                      2,034           2,034
  Islandsbanki (A) (D) (H)
    5.420%, 03/22/07                                      1,300           1,300
    5.400%, 04/06/07                                      2,294           2,294
  Jackson National Life Funding
    (A) (D) (H)
    5.349%, 01/03/08                                      3,364           3,364
  K&F Acquisition
    7.750%, 11/15/14                                        500             515
  Kaupthing Bank MTN (A) (D) (H)
    5.430%, 03/20/07                                      3,823           3,823

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Landsbanki Islands (A) (D) (H)
    5.430%, 03/16/07                              $       2,905   $       2,905
  Lehman Brothers Holdings, MTN
    11.000%, 11/07/16                                     1,132           1,125
  Medimedia USA (A)
    11.375%, 11/15/14                                       650             681
  Morgan Stanley EXL (D) (H)
    5.380%, 01/04/08                                        535             535
  Morgan Stanley EXL, Ser S (D) (H)
    5.370%, 01/07/08                                        765             765
  Natexis Banques (A) (D) (H)
    5.360%, 01/17/08                                      1,491           1,491
  Nationwide Building Society (A) (D) (H)
    5.423%, 10/26/07                                        841             841
    5.380%, 01/07/08                                      1,529           1,529
  Nielsen Finance LLC (A)
    10.000%, 08/01/14                                     1,975           2,140
  Nielsen Finance LLC (A) (B) (G)
    3.118%, 08/01/16                                      1,650           1,136
  Noble Group (A)
    6.625%, 03/17/15                                      1,050             954
  Nordbank (A) (D) (H)
    5.380%, 01/24/08                                      2,600           2,599
  Northern Rock (A) (D) (H)
    5.390%, 01/03/08                                      1,575           1,575
  Omega Healthcare Investors +
    7.000%, 01/15/16                                      1,300           1,303
  PXRE Capital Trust 1
    8.850%, 02/01/27                                        825             820
  Pacific Life Global Funding (A) (D) (H)
    5.400%, 01/14/08                                      1,147           1,147
  Premium Asset Trust, Ser 2004-10
    (A) (D) (H)
    5.410%, 01/17/08                                      2,141           2,141
  Residential Capital (A) (D)
    7.204%, 04/17/09                                      1,000           1,005
  Rouse LP + (A)
    6.750%, 05/01/13                                      1,590           1,597
  SLM EXL, Ser S (A) (D) (H)
    5.350%, 01/17/08                                      1,682           1,682
  Senior Housing Properties +
    7.875%, 04/15/15                                        671             694
  Skandinav Enskilda Bank (A) (D) (H)
    5.350%, 01/18/08                                      1,682           1,682
  Stanfield Victoria LLC MTN (A) (H)
    5.445%, 06/11/07                                      1,529           1,529
  TFS Acquisition (A) (D)
    12.871%, 02/01/07                                       425             434
  Terra Capital
    11.500%, 06/01/10                                     1,000           1,075
  Trains HY, Ser 2006-1 (A)
    7.548%, 05/01/16                                         15              15
  Trustreet Properties +
    7.500%, 04/01/15                                      1,000           1,080
  UGS
    10.000%, 06/01/12                                       890             970
  Ventas Realty +
    8.750%, 05/01/09                                        300             319
    7.125%, 06/01/15                                         75              79
    6.625%, 10/15/14                                        375             383
  WMG Holdings (B)
    9.615%, 12/15/14                                      2,895           2,316
                                                                  -------------
                                                                        132,484
                                                                  -------------

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
HEALTH CARE -- 5.1%
  Bio-Rad Laboratories
    7.500%, 08/15/13                              $         175   $         180
    6.125%, 12/15/14                                        850             822
  Biovail
    7.875%, 04/01/10                                      3,167           3,234
  CRC Health
    10.750%, 02/01/16                                     1,725           1,854
  Concentra Operating
    9.500%, 08/15/10                                        275             289
  Encore Medical Finance (A)
    11.750%, 11/15/14                                     1,225           1,216
  Fresenius Medical Capital Trust II
    7.875%, 02/01/08                                      1,830           1,862
  Fresenius Medical Capital Trust IV
    7.875%, 06/15/11                                        310             325
  Genesis Healthcare
    8.000%, 10/15/13                                      1,300           1,355
  HCA
    8.750%, 09/01/10                                        485             506
    6.750%, 07/15/13                                        615             552
    5.500%, 12/01/09                                        270             268
  HCA (A)
    9.625%, 11/15/16                                      3,535           3,800
    9.250%, 11/15/16                                     12,105          12,968
    9.125%, 11/15/14                                        830             887
  HCA (G)
    6.500%, 02/15/16                                      1,800           1,517
  Healthsouth (A) (G)
    10.750%, 06/15/16                                     2,200           2,368
  Iasis Healthcare
    8.750%, 06/15/14                                        775             785
  Insight Health Services (D) (G)
    10.621%, 03/22/07                                       625             525
  Kinetic Concepts
    7.375%, 05/15/13                                        293             297
  Leiner Health Products
    11.000%, 06/01/12                                       150             155
  MQ Associates (B) (G)
    0.000%, 08/15/12                                        201              49
  Medcath Holdings
    9.875%, 07/15/12                                         56              60
  Medquest, Ser B (G)
    11.875%, 08/15/12                                     1,722           1,421
  Norcross Safety Products, Ser B
    9.875%, 08/15/11                                      1,315           1,400
  Res-care
    7.750%, 10/15/13                                        675             692
  Select Medical
    7.625%, 02/01/15                                      3,520           2,922
  Tenet Healthcare
    9.875%, 07/01/14                                        875             890
    9.250%, 02/01/15                                      4,071           4,071
  Triad Hospitals
    7.000%, 11/15/13                                      2,395           2,410
  US Oncology Holdings
    10.750%, 08/15/14                                     5,624           6,215
    9.000%, 08/15/12                                        400             422
  US Oncology Holdings (D)
    10.675%, 03/15/07                                     2,532           2,602
                                                                  -------------
                                                                         58,919
                                                                  -------------
INDUSTRIALS -- 11.4%
  AGY Holdings (A)
    11.000%, 11/15/14                                       850             850

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  ALH Finance
    8.500%, 01/15/13                              $       2,785   $       2,736
  Acih (A) (B) (G)
    6.488%, 12/15/12                                      1,300             897
  Ahern Rentals
    9.250%, 08/15/13                                        800             834
  Ainsworth Lumber
    7.250%, 10/01/12                                      1,479           1,165
    6.750%, 03/15/14                                      2,925           2,188
  Ainsworth Lumber (D) (G)
    9.110%, 03/30/07                                      2,640           2,231
  Air 2 US (A)
    8.027%, 10/01/19                                        588             594
  Aleris International
    10.000%, 12/15/16                                     1,000           1,003
    9.000%, 12/15/14                                        600             603
  Alliant Techsystems
    6.750%, 04/01/16                                        575             575
  Allied Waste North America
    7.250%, 03/15/15                                        610             611
    6.125%, 02/15/14                                      2,090           1,986
  Allied Waste North America, Ser B
    8.500%, 12/01/08                                      3,675           3,863
    7.375%, 04/15/14                                        340             338
  American Airlines, Ser 01-1
    7.379%, 05/23/16                                        128             124
  Ames True Temper
    10.000%, 07/15/12                                       295             271
  Ames True Temper (D)
    9.374%, 01/15/07                                      1,345           1,365
  Amsted Industries (A)
    10.250%, 10/15/11                                       975           1,043
  Associated Materials (B)
    10.130%, 03/01/14                                     2,025           1,367
  Baker & Taylor (A)
    11.500%, 07/01/13                                     1,100           1,129
  Basell (A)
    8.375%, 08/15/15                                        965             992
  Buffalo Thunder Development Authority (A)
    9.375%, 12/15/14                                      2,200           2,233
  Buhrmann US
    8.250%, 07/01/14                                      1,750           1,737
    7.875%, 03/01/15                                        625             609
  Builders Firstsource (D)
    9.624%, 02/16/07                                      4,175           4,107
  Chart Industries (A)
    9.125%, 10/15/15                                        325             343
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                                        936             973
  Continental Airlines, Ser 982A
    6.410%, 04/15/07                                         91              91
  Continental Airlines, Ser RJ04 (G)
    9.558%, 09/01/19                                        593             652
  Corrections Corp of America
    7.500%, 05/01/11                                        206             212
    6.750%, 01/31/14                                        450             455
    6.250%, 03/15/13                                      2,852           2,827
  Covalence Specialty Mate (A)
    10.250%, 03/01/16                                       610             558
  D R Horton
    5.625%, 09/15/14                                      1,930           1,864
  DRS Technologies
    6.875%, 11/01/13                                        150             151
    6.625%, 02/01/16                                      1,000           1,008

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  DRS Technologies (G)
    7.625%, 02/01/18                              $         575   $         592
  Dayton Superior (G)
    13.000%, 06/15/09                                     1,532           1,570
  Delta Air Lines (C) (G)
    8.300%, 12/15/29                                        675             452
  Delta Air Lines, Ser 2002-1, Cl C (C)
    7.779%, 01/02/12                                      1,032           1,025
  Dex Media West, Ser B
    9.875%, 08/15/13                                      1,900           2,071
  Education Management LLC (A) (G)
    10.250%, 06/01/16                                     2,225           2,353
  Esco (A) (D)
    9.235%, 03/15/07                                        150             152
  Esco (A) (G)
    8.625%, 12/15/13                                      1,115           1,146
  Fastentech
    11.500%, 05/01/11                                     1,826           1,922
  Goodman Global Holdings
    7.875%, 12/15/12                                      1,125           1,105
  Greenbrier
    8.375%, 05/15/15                                      1,152           1,172
  Gulfmark Offshore
    7.750%, 07/15/14                                        875             893
  Harvest Operations
    7.875%, 10/15/11                                        800             758
  Horizon Lines LLC
    9.000%, 11/01/12                                        855             898
  Indalex Holding (A)
    11.500%, 02/01/14                                       350             366
  Interface
    9.500%, 02/01/14                                        275             289
  Interline Brands
    8.125%, 06/15/14                                        540             555
  Iron Mountain
    8.625%, 04/01/13                                        747             771
    7.750%, 01/15/15                                        420             428
    6.625%, 01/01/16                                      2,645           2,539
  J.B. Poindexter
    8.750%, 03/15/14                                        175             149
  K Hovnanian Enterprises
    6.250%, 01/15/16                                      1,075           1,016
  K Hovonanian Enterprises
    7.500%, 05/15/16                                        450             452
  L-3 Communications
    6.125%, 07/15/13                                         42              41
    5.875%, 01/15/15                                      5,331           5,144
  L-3 Communications, Cl B
    6.375%, 10/15/15                                        524             519
  Language Line
    11.125%, 06/15/12                                       100             104
  Maax (G)
    9.750%, 06/15/12                                      1,325           1,034
  Magnachip Semiconductor (D) (G)
    8.610%, 03/15/07                                        425             285
  Meritage Homes
    7.000%, 05/01/14                                      1,525           1,502
    6.250%, 03/15/15                                        875             831
  Michaels Stores (A)
    10.000%, 11/01/14                                     3,478           3,617
  Michaels Stores (A) (G)
    11.375%, 11/01/16                                     1,670           1,741
  Millar Western Forest
    7.750%, 11/15/13                                      2,205           1,979
  Mobile Services Group (A)
    9.750%, 08/01/14                                        350             366

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  NCL (D)
    10.625%, 01/15/07                             $         500   $         500
  NTK Holdings (I)
    4.980%, 03/01/14                                        325             228
  Nebraska Book
    8.625%, 03/15/12                                        250             240
  Nortek
    8.500%, 09/01/14                                      1,100           1,078
  North American Energy Partner
    8.750%, 12/01/11                                        250             251
  Northwest Airlines (C)
    7.875%, 03/15/08                                        175             165
    7.625%, 11/15/23                                        150             138
  Northwest Airlines (C) (G)
    10.000%, 02/01/09                                     1,325           1,252
    8.875%, 06/01/06                                        675             631
  Nutro Products (A) (D)
    9.400%, 04/15/07                                      1,025           1,061
  PHI (A)
    7.125%, 04/15/13                                        125             121
  Park-Ohio Industries
    8.375%, 11/15/14                                        925             863
  Ply Gem
    9.000%, 02/15/12                                      1,680           1,428
  Propex Frabics
    10.000%, 12/01/12                                       350             310
  Quality Distributors
    9.000%, 11/15/10                                        825             804
  Quebecor World (A)
    9.750%, 01/15/15                                      1,590           1,600
  Quebecor World Capital (A)
    8.750%, 03/15/16                                      1,120           1,072
  RBS Global & Rexnord LLC (A)
    11.750%, 08/01/16                                     1,000           1,045
  Rainbow National Services LLC (A)
    10.375%, 09/01/14                                       525             583
    8.750%, 09/01/12                                      1,485           1,561
  Reliant Resources
    9.250%, 07/15/10                                      2,250           2,362
  Service
    7.700%, 04/15/09                                        445             462
    7.625%, 10/01/18                                        793             841
    7.375%, 10/01/14                                      1,722           1,799
  Service (G)
    7.000%, 06/15/17                                      1,375           1,392
  Ship Finance International Ltd.
    8.500%, 12/15/13                                      1,504           1,502
  Southern States Cooperative (A)
    10.500%, 11/01/10                                     1,804           1,903
  Spectrum Brands
    8.500%, 10/01/13                                        790             739
  Sunstate Equipment (A)
    10.500%, 04/01/13                                       715             756
  Super Value
    7.500%, 11/15/14                                        875             912
  TRW Automotive
    9.375%, 02/15/13                                      1,846           1,980
  Tech Olympic USA (G)
    10.375%, 07/01/12                                       245             221
    9.000%, 07/01/10                                        250             246
  Tembec Industries
    8.625%, 06/30/09                                      1,175             805
    7.750%, 03/15/12                                        300             176
  Terex
    9.250%, 07/15/11                                        525             549
    7.375%, 01/15/14                                      1,533           1,556

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Terra Capital
    12.875%, 10/15/08                             $         610   $         680
  Thermadyne Holdings
    9.250%, 02/01/14                                         25              23
  UCAR Finance
    10.250%, 02/15/12                                     1,435           1,512
  UCI Holdco PIK (A)
    12.365%, 12/15/13                                       680             660
  US Concrete (G)
    8.375%, 04/01/14                                        550             538
  United Air Lines
    9.560%, 10/19/18                                        807             458
  United Air Lines (C)
    9.125%, 01/15/12                                      1,075               8
  United Air Lines (G)
    6.201%, 09/01/08                                      1,071           1,078
  United Air Lines, Ser A (C)
    10.670%, 05/01/04                                       525               4
  United Airlines, Ser 95A1
    9.020%, 04/19/12                                        514             293
  Vanguard Health Holdings II
    9.000%, 10/01/14                                      2,200           2,227
  Visant
    7.625%, 10/01/12                                      2,275           2,303
  Wimar Opco LLC
    9.625%, 12/15/14                                      4,000           3,960
                                                                  -------------
                                                                        131,298
                                                                  -------------
INFORMATION TECHNOLOGY -- 2.9%
  Activant Solutions (A)
    9.500%, 05/01/16                                      1,825           1,697
  Advanced Micro Devices
    7.750%, 11/01/12                                        647             671
  Amkor Technologies (G)
    7.750%, 05/15/13                                        200             184
  Celestica
    7.875%, 07/01/11                                      1,440           1,426
  Compagnie Generale de Geophysique
    7.500%, 05/15/15                                      1,175           1,181
  FTI Consulting (A)
    7.750%, 10/01/16                                      1,075           1,115
  Freescale Semiconductor (A)
    10.125%, 12/15/16                                       960             961
    9.125%, 12/15/14                                      3,100           3,081
    8.875%, 12/15/14                                      2,015           2,007
  Freescale Semiconductor (A) (D)
    9.244%, 03/15/07                                        275             273
  Hughes Network Systems
    9.500%, 04/15/14                                      1,954           2,039
  Magnachip Semiconductor (D)
    8.610%, 03/15/07                                        175             151
  Magnachip Semiconductor (G)
    6.875%, 12/15/11                                        550             465
  NXP Funding LLC (A)
    9.500%, 10/15/15                                      4,050           4,151
    7.875%, 10/15/14                                      1,675           1,732
  SS&C Technologies (A) (G)
    11.750%, 12/01/13                                     1,260           1,367
  Seitel
    11.750%, 07/15/11                                       425             527
  Serena Sofware
    10.375%, 03/15/16                                       640             679
  Smart Modular (D)
    10.872%, 01/01/07                                       670             707

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Solutia (C)
    11.250%, 07/15/09                             $         925   $         932
  Sungard Data Systems
    10.250%, 08/15/15                                     5,425           5,791
  Sungard Data Systems (A)
    9.973%, 08/15/13                                        725             753
  UGS Capital PIK (A) (D)
    0.000%, 06/15/07                                      1,645           1,686
  Viasystems
    10.500%, 01/15/11                                       400             401
                                                                  -------------
                                                                         33,977
                                                                  -------------
MATERIALS -- 9.4%
  AK Steel
    7.750%, 06/15/12                                      5,334           5,374
  AK Steel (G)
    7.875%, 02/15/09                                      1,525           1,525
  Abitibi Consolidated
    6.000%, 06/20/13                                        350             280
  Abitibi Consolidated (G)
    8.375%, 04/01/15                                        900             779
  Appleton Papers
    8.125%, 06/15/11                                        425             434
  Appleton Papers, Ser B
    9.750%, 06/15/14                                      1,050           1,082
  Ball
    6.875%, 12/15/12                                        355             362
    6.625%, 03/15/18                                        250             249
  Berry Plastics (A)
    8.875%, 09/15/14                                        975             990
  Bowater
    9.500%, 10/15/12                                        500             518
  Bway
    10.000%, 10/15/10                                       674             706
  Cascades
    7.250%, 02/15/13                                        655             653
  Catalyst Paper
    7.375%, 03/01/14                                        455             431
  Catalyst Paper, Ser D
    8.625%, 06/15/11                                      1,708           1,729
  Crown Americas
    7.750%, 11/15/15                                      2,089           2,167
  Crown Cork & Seal
    8.000%, 04/15/23                                      2,150           2,096
  Domtar
    7.125%, 08/15/15                                      1,350           1,323
  Equistar Chemical
    10.625%, 05/01/11                                     1,773           1,888
    10.125%, 09/01/08                                     2,122           2,255
  FMG Finance (A)
    10.000%, 09/01/13                                       400             411
  FMG Finance (A) (G)
    10.625%, 09/01/16                                     2,315           2,483
  Freeport-McMoRan
    10.125%, 02/01/10                                       841             884
  Georgia Gulf (G)
    7.125%, 12/15/13                                        300             266
  Georgia-Pacific
    8.125%, 05/15/11                                        415             436
    8.000%, 01/15/24                                        675             685
    7.700%, 06/15/15                                      2,020           2,058
  Georgia-Pacific (A)
    7.125%, 01/15/17                                      1,090           1,087
    7.000%, 01/15/15                                      1,660           1,656
  Gibraltar Industries, Ser B
    8.000%, 12/01/15                                        994             980

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Graham Packaging
    9.875%, 10/15/14                              $       1,895   $       1,914
  Griffin Coal Mining (A) (G)
    9.500%, 12/01/16                                      1,850           1,905
  Huntsman
    5.000%, 02/16/08                                          1              25
  Huntsman International LLC
    9.875%, 03/01/09                                        125             129
  Huntsman International LLC (A)
    7.875%, 11/15/14                                      1,355           1,365
  Huntsman LLC
    11.625%, 10/15/10                                       576             629
    11.500%, 07/15/12                                     2,363           2,664
  Ineos Group Holdings PLC (A)
    8.500%, 02/15/16                                      5,335           5,095
  Innophos
    9.625%, 08/15/14                                        550             558
  Intertape Polymer
    8.500%, 08/01/14                                        275             248
  Jarden
    9.750%, 05/01/12                                      1,465           1,549
  Jefferson Smurfit
    7.500%, 06/01/13                                        705             663
  Lyondell Chemical
    10.875%, 05/01/09                                     1,924           1,960
    10.500%, 06/01/13                                     1,620           1,782
    8.250%, 09/15/16                                      2,910           3,055
    8.000%, 09/15/14                                      1,758           1,824
  Massey Energy (G)
    6.625%, 11/15/10                                      2,795           2,795
  Metals USA
    11.125%, 12/01/15                                     2,197           2,414
  Metals USA Holding
    11.365%, 03/22/07                                     1,000             960
  Methanex
    6.000%, 08/15/15                                        175             166
  Mosaic (A)
    7.625%, 12/01/16                                        200             207
    7.375%, 12/01/14                                        350             359
  Mosaic Global Holdings (A)
    7.300%, 01/15/28                                        350             322
  Nalco
    7.750%, 11/15/11                                      1,025           1,048
  Nalco (G)
    8.875%, 11/15/13                                      1,580           1,673
  Neenah (A)
    9.500%, 01/01/17                                        700             704
  Newark Group
    9.750%, 03/15/14                                        775             777
  Nova Chemicals (D)
    8.502%, 04/30/07                                      1,289           1,289
  Novelis (A) (D)
    8.250%, 02/15/07                                      1,095           1,059
  Owens-Brockway Glass
    8.875%, 02/15/09                                        175             179
    8.250%, 05/15/13                                      4,365           4,512
  Owens-Brockway Glass (G)
    6.750%, 12/01/14                                      1,200           1,164
  Owens-Illinois
    7.350%, 05/15/08                                      2,250           2,264
  P H Glatfelter (A)
    7.125%, 05/01/16                                      1,705           1,714
  PNA Group (A)
    10.750%, 09/01/16                                     1,325           1,370
  Packaging Dynamics (A)
    10.000%, 05/01/16                                     3,045           3,045

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Polyone
    8.875%, 05/01/12                              $       2,115   $       2,110
  Polyone (G)
    10.625%, 05/15/10                                     1,700           1,802
  Reichold Industries (A)
    9.000%, 08/15/14                                      2,049           2,008
  Rockwood Specialties Group (A)
    7.500%, 11/15/14                                        870             877
  Ryerson
    8.250%, 12/15/11                                        955             948
  Smurfit-Stone Container
    9.750%, 02/01/11                                      2,645           2,728
  Solo Cup (G)
    8.500%, 02/15/14                                        975             843
  Solutia (C)
    6.720%, 10/15/37                                         75              73
  Solutia (C) (G)
    7.375%, 10/15/27                                        350             341
  Steel Dynamics
    9.500%, 03/15/09                                        545             561
    9.500%, 03/15/09                                      1,638           1,687
  Stelco (D)
    10.870%, 03/31/16                                       425             446
  Verso Paper Holdings LLC (A)
    9.125%, 08/01/14                                      3,010           3,138
  Verso Paper Holdings LLC (A) (D)
    9.121%, 02/01/07                                      1,221           1,239
                                                                  -------------
                                                                        107,974
                                                                  -------------
TELECOMMUNICATION SERVICES -- 10.3%
  American Cellular, Ser B
    10.000%, 08/01/11                                     2,450           2,591
  American Tower
    7.125%, 10/15/12                                      1,690           1,736
  Centennial Communications
    10.750%, 12/15/08                                       261             262
    10.125%, 06/15/13                                     2,545           2,742
    10.000%, 01/01/13                                       100             106
    8.125%, 02/01/14                                      2,400           2,463
  Centennial Communications (D)
    11.122%, 01/01/07                                       100             106
  Cincinnati Bell
    7.250%, 07/15/13                                        100             104
  Cincinnati Bell (G)
    8.375%, 01/15/14                                      1,080           1,110
  Citizens Communications
    9.250%, 05/15/11                                      1,775           1,964
    6.250%, 01/15/13                                        685             672
  Consolidated Communication
    Holdings
    9.750%, 04/01/12                                      1,893           2,026
  Cricket Communications I (A)
    9.375%, 11/01/14                                      4,180           4,410
  Digicel (A)
    9.250%, 09/01/12                                      2,000           2,135
  Dobson Cellular Systems
    9.875%, 11/01/12                                        360             392
    8.375%, 11/01/11                                        250             263
  Dobson Communications (D)
    9.624%, 01/15/07                                        840             857
  Dobson Communications (G)
    8.875%, 10/01/13                                      1,990           2,027
  Embarq
    7.082%, 06/01/16                                        675             687
  GCI
    7.250%, 02/15/14                                        450             447

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Hawaiian Telecom Communications (G)
    12.500%, 05/01/15                             $         825   $         864
  Hawaiian Telecom
    Communications, Ser B
    10.889%, 05/01/13                                       975             975
  Hawaiian Telecom
    Communications, Ser B (G)
    9.750%, 05/01/13                                        625             627
  Horizon PCS
    11.375%, 07/15/12                                     1,250           1,394
  IPCS
    11.500%, 05/01/12                                     1,000           1,110
  IWO Holdings (D)
    9.124%, 01/15/12                                      1,250           1,275
  Insight Communications (B)
    12.250%, 02/15/11                                     1,500           1,571
  Intelsat (A)
    9.000%, 06/15/16                                        475             503
  Intelsat (G)
    6.500%, 11/01/13                                      1,025             871
  Intelsat Bermuda (A)
    11.250%, 06/15/16                                     3,755           4,121
    9.250%, 06/15/16                                        578             621
  Intelsat Sub Holding (D) (G)
    10.484%, 01/15/07                                     2,770           2,794
  Intelsat Sub Holdings
    8.625%, 01/15/15                                        700             728
  Level 3 Communications (G)
    11.500%, 03/01/10                                       350             371
  Level 3 Financing (A)
    9.250%, 11/01/14                                     11,260          11,485
  Lucent Technologies
    6.450%, 03/15/29                                      1,550           1,430
  MetroPCS Wireless
    9.250%, 11/01/14                                      6,150           6,427
  NTL Cable PLC
    9.125%, 08/15/16                                        500             528
    8.750%, 04/15/14                                        875             915
  Nordic Telephone (A)
    8.875%, 05/01/16                                      2,635           2,819
  Nortel Networks (A) (D)
    9.624%, 01/15/07                                        400             422
  Primus Telecommunications (G)
    8.000%, 01/15/14                                      1,575             945
  Qwest
    8.875%, 03/15/12                                      2,195           2,445
    7.875%, 09/01/11                                        300             320
    7.625%, 06/15/15                                        832             890
    7.250%, 09/15/25                                        575             591
    7.250%, 10/15/35                                      1,050           1,037
    6.875%, 09/15/33                                        375             358
  Qwest (A)
    7.500%, 10/01/14                                      1,355           1,436
  Qwest (D)
    8.610%, 03/15/07                                      1,296           1,403
  Qwest Communications
    International
    7.500%, 02/15/14                                        550             567
    7.250%, 02/15/11                                        125             128
  Qwest Communications
    International (D)
    8.874%, 02/11/07                                      3,864           3,912
  Qwest Communications
    International, Ser B
    7.500%, 02/15/14                                      4,020           4,141

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Rogers Wireless
    8.000%, 12/15/12                              $         750   $         801
    7.250%, 12/15/12                                        250             265
    6.375%, 03/01/14                                      2,980           3,017
  Rogers Wireless (D)
    8.485%, 03/15/07                                      1,651           1,684
  Rural Cellular
    8.250%, 03/15/12                                      1,465           1,525
  Securus Technologies (G)
    11.000%, 09/01/11                                       100              94
  Syniverse Technologies, Ser B
    7.750%, 08/15/13                                        150             150
  Telenet Group Holdings (A) (B)
    8.085%, 06/15/14                                        696             627
  Triton (G)
    8.500%, 06/01/13                                      1,125           1,077
  US Lec (D)
    13.870%, 04/01/07                                     2,275           2,411
  US Unwired, Ser B
    10.000%, 06/15/12                                       450             495
  Ubiquitel
    9.875%, 03/01/11                                      1,200           1,296
  Valor Telecom Enterprises
    7.750%, 02/15/15                                        250             269
  West (A)
    11.000%, 10/15/16                                     1,025           1,035
    9.500%, 10/15/14                                      5,385           5,385
  Wind Acquisitions Finance (A)
    10.750%, 12/01/15                                     2,445           2,781
  Windstream (A)
    8.625%, 08/01/16                                      4,990           5,464
    8.125%, 08/01/13                                        240             260
  Zeus Special Sub (A) (B)
    8.370%, 02/01/15                                      3,355           2,550
                                                                  -------------
                                                                        118,310
                                                                  -------------
UTILITIES -- 2.8%
  AES
    9.375%, 09/15/10                                        775             842
    8.875%, 02/15/11                                      1,485           1,593
    7.750%, 03/01/14                                        325             343
  AES (A)
    9.000%, 05/15/15                                        675             726
  Aquila
    9.000%, 11/15/21                                        629             639
    8.000%, 03/01/23                                      3,535           3,592
  CMS Energy
    7.500%, 01/15/09                                        245             253
  Calpine Generating (C) (D)
    14.370%, 04/01/07                                     1,850           1,989
  Midwest Generation LLC
    8.750%, 05/01/34                                      1,035           1,123
  Mirant (C)
    7.900%, 07/15/09                                         50               1
  Mirant (C) (G)
    7.400%, 07/15/04                                        450               5
    5.750%, 07/15/07                                      1,150              17
  Mirant Americas
    9.125%, 05/01/31                                      1,353           1,434
    8.500%, 10/01/21                                      5,147           5,211
    8.300%, 05/01/11                                        350             359
  Mirant Noth America
    7.375%, 12/31/13                                      2,150           2,182

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  NRG Energy
    7.375%, 02/01/16                              $       3,925   $       3,945
    7.375%, 01/15/17                                      4,595           4,606
    7.250%, 02/01/14                                      1,330           1,340
  Pacific Energy Partners
    7.125%, 06/15/14                                        225             231
  Sierra Pacific Resources
    7.803%, 06/15/12                                        450             471
  Sonat
    7.000%, 02/01/18                                        400             408
  Southern Natural Gas
    8.875%, 03/15/10                                        375             393
  Tenaska Alabama (A)
    7.000%, 06/30/21                                        851             845
                                                                  -------------
                                                                         32,548
                                                                  -------------
Total Corporate Obligations
  (Cost $947,393) ($ Thousands)                                         963,169
                                                                  -------------

COLLATERALIZED LOAN OBLIGATIONS -- 4.4%

FINANCIALS -- 4.4%
  Ares VR, Ser 2006-1A, Cl SUB (A)
    0.000%,                                               7,000           6,300
  Capitalsource Advisors, Ser 2006-1A,
    Cl SUB (A)
    0.000%,                                               3,200           3,072
  De Meer Middle Market, Ser 2006-1A,
    Cl INC
    0.000%,                                               2,300           2,231
  Gleneagles, Ser AI (D)
    0.000%,                                                   7           6,500
  ING Investment Management (A) (D)
    0.000%,                                                  13          11,875
  ING Investment Management II (A) (D)
    0.000%,                                                   6           5,600
  Lightpoint, Ser 2006-4A, Cl IN (A)
    0.000%,                                               2,500           2,235
  Marathon, Ser 2005-2A, Cl INC
    0.000%,                                               3,000           2,880
  Pamco, Ser 1998-1A, Cl B2 (A) (D)
    6.721%, 02/01/07                                      2,500           2,407
  Stanfield Bristol, Ser 2005-1A,
    Cl SUB (A)
    0.000%,                                               6,300           5,859
  Stanfield Vayron, Ser 2006-1A,
    Cl SUB
    0.000%,                                               2,300           2,300
                                                                  -------------
Total Collateralized Loan Obligations
  (Cost $50,815) ($ Thousands)                                           51,259
                                                                  -------------
LOAN PARTICIPATIONS -- 6.0%

FINANCIALS -- 6.0%
  American Cellular
    7.630%, 08/08/13                                         63              62
    1.250%, 08/08/13                                        188              --
  American Cellular, Tranche B
    7.630%, 08/08/13                                        250             249
    7.600%, 08/08/13                                        500             498
  Amkor Technology
    9.898%, 10/27/10                                      1,500           1,549

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Boston Generating
    0.000%, 12/19/13                              $       2,000   $       2,009
    0.000%, 06/18/14                                        500             513
    0.000%, 06/21/14                                        375             384
    0.000%, 12/21/16                                        150             159
  CCFC
    11.349%, 08/26/09                                     2,079           2,186
  Cebridge
    11.371%, 05/05/14                                     3,119           3,117
  Cebridge PIK
    0.000%, 05/05/14                                         91              91
  Century Cable
    10.250%, 06/30/09                                       575             560
  Cooper Standard
    7.875%, 12/23/11                                      2,233           2,233
  Delphi (D)
    13.750%, 01/11/07                                     1,975           2,025
  Ford Term Loan
    0.000%, 12/12/13                                      1,000           1,002
  Fronteir Vision
    9.775%, 06/30/09                                      1,300           1,285
  Georgia Pacific, Ser B
    7.485%, 02/14/13                                        991             995
  Georgia Pacific, Ser C
    8.390%, 02/14/14                                      1,000           1,002
    8.300%, 12/23/12                                      1,500           1,502
  HCA
    0.000%, 11/15/14                                      1,250           1,263
  HCA, Ser B
    8.086%, 11/15/14                                      1,250           1,263
  Hawkeye Renewables
    9.320%, 06/30/12                                      2,750           2,677
  Idearc, Ser B
    0.000%, 11/15/14                                      3,500           3,518
  Kgen Partners
    7.992%, 08/15/11                                      2,454           2,451
  LSP General Finance
    8.867%, 04/13/13                                      2,000           2,017
  Level 3
    8.398%, 12/01/11                                        250             252
  Murray
    13.900%, 01/31/11                                     4,555           4,817
  NRG Energy
    7.367%, 02/01/13                                      2,244           2,256
  Nalco
    0.000%, 11/04/10                                      1,000           1,003
  Neiman Marcus, Ser B
    7.891%, 03/13/13                                      1,797           1,809
  Nielsen Finance
    8.190%, 08/09/13                                        750             755
  Northwest Airlines
    7.820%, 08/21/08                                      1,500           1,508
  Plygem
    0.000%, 11/02/11                                        250             255
  Rental Services
    8.850%, 11/30/13                                      2,500           2,520
  Revlon
    0.000%, 01/15/12                                      1,550           1,567
  TPF Generation Holdings LLC
    0.000%, 12/15/14                                      1,750           1,776
  Targa Resources
    7.619%, 10/05/07                                      1,000           1,000
    7.617%, 10/05/07                                      1,000           1,000
  United Airlines
    9.125%, 02/01/12                                        562             566
    9.120%, 02/01/12                                      1,306           1,316

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  United Airlines, Tranche B
    9.120%, 02/01/12                              $       2,625   $       2,645
  Venoco
    10.000%, 03/30/11                                       150             151
    10.000%, 04/26/11                                     4,500           4,537
  Wide Open West
    10.400%, 04/28/13                                     2,000           2,020
  Wind Acquisition Holdings
    0.000%, 12/12/11                                      2,375           2,406
    0.000%, 12/21/11                                        700             709
                                                                  -------------
Total Loan Participations
  (Cost $69,227) ($ Thousands)                                           69,478
                                                                  -------------

COMMERCIAL PAPER (I) -- 1.9%

FINANCIALS -- 1.9%
  Alcoa (I)
    5.309%, 01/11/07                                      2,650           2,646
  Armstrong World (G)
    0.000%, 05/15/29                                        525             367
  Ciesco (I)
    5.282%, 01/04/07                                      2,485           2,484
  Daimler-Chrysler (I)
    5.417%, 01/23/07                                      1,865           1,859
    5.416%, 01/19/07                                      2,755           2,747
  Elysian Funding LLC (H)
    5.415%, 06/13/07                                      1,529           1,529
  KKR Pacific Funding Trust (H)
    5.348%, 01/02/07                                        765             764
  Natural Rural Utilities
    5.296%, 01/24/07                                      3,690           3,678
  Natural Rural Utility
    5.279%, 01/12/07                                      2,035           2,032
  Ocala Funding LLC (H)
    5.388%, 01/26/07                                        765             761
  Rhineland Funding Capital (H)
    5.393%, 02/13/07                                        757             752
    5.380%, 01/25/07                                        963             960
  Witherspoon Funding (H)
    5.360%, 03/15/07                                      1,320           1,320
                                                                  -------------
Total Commercial Paper
  (Cost $21,885) ($ Thousands)                                           21,899
                                                                  -------------

ASSET-BACKED SECURITIES -- 1.3%

MORTGAGE RELATED SECURITIES -- 1.3%
  Carlyle High Yield Partners,
    Ser 2006-8A, Cl N
    0.000%, 05/21/21                                      3,700           3,441
  Chase Funding Mortgage Loan,
    Ser 2003-4, Cl 2A2 (D)
    5.650%, 01/25/07                                        334             334
  Countrywide Alternative Loan
    Trust, Ser 2006-OA9, Cl X1P (E)
    0.598%, 07/20/46                                     30,000           1,545
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (A) (D) (H)
    5.440%, 10/09/07                                      1,147           1,147
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (E)
    1.263%, 01/01/07                                     13,065             286
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (D) (F)
    1.117%, 01/01/07                                     23,036             590

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2A, IO (D)
    0.609%, 10/19/35                              $      77,037   $         831
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2,
    IO (E) (F)
    0.930%, 01/01/07                                      9,488             205
  Newcastle CDO, Ser 2005-6A,
    Cl IM1 (A) (D) (H)
    5.370%, 04/24/07                                        306             306
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl MM1 (A) (D) (H)
    5.380%, 02/26/07                                        331             331
  Residential Asset Mortgage
    Products, Ser 2003-RS1, Cl AII (D)
    5.740%, 01/25/07                                        141             142
  Saturn Ventures II (A) (D) (H)
    5.410%, 02/07/07                                      1,231           1,231
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM (A) (D) (H)
    5.380%, 09/28/07                                      1,137           1,137
  Washington Mutual, Ser 2006-AR5,
    Cl X, IO (E)
    0.052%, 06/25/46                                    164,682           1,651
  Washington Mutual, Ser 2006-AR9,
    Cl 1XPP (E)
    0.338%, 01/01/07                                    127,072           1,245
                                                                  -------------
Total Asset-Backed Securities
  (Cost $15,291) ($ Thousands)                                           14,422
                                                                  -------------

COLLATERALIZED DEBT OBLIGATIONS -- 1.4%

FINANCIALS -- 1.4%
  Connecticut Valley Structured
    Credit, Ser 2006-3A, Cl NOTE (A)
    0.000%,                                               2,200           2,156
  Peritus I (F)
    0.000%,                                               3,750             937
  Peritus I, Ser 2005-1A, Cl C (A) (F)
    9.000%, 05/24/15                                     14,231          13,343
                                                                  -------------
Total Collateralized Debt Obligations
  (Cost $16,211) ($ Thousands)                                           16,436
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.0%

FINANCIAL SERVICES -- 0.0%
  FHLMC CMO, Ser 2596, Cl IJ, IO
    5.000%, 01/15/17                                      1,879             178
  FHLMC CMO, Ser 2696, Cl NI, IO
    5.500%, 03/15/23                                        185               2
  FNMA CMO, Ser 2003-37, Cl IG, IO
    5.500%, 05/25/32                                        547              83
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $236) ($ Thousands)                                                 263
                                                                  -------------

CONVERTIBLE BONDS -- 0.2%
  Amkor Technology CV to 17.4398 (G)
    5.000%, 03/15/07                                        850             847
  Flextronics CV to 64.4122
    1.000%, 08/01/10                                        805             788

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
  Ford Motor CV to 108.6957
    4.250%, 12/15/36                              $         100   $         107
  Mirant CV to 14.7167 (C) (G)
    2.500%, 06/15/21                                      2,200              33
  SCI Systems CV to 24.1838
    3.000%, 03/15/07                                        875             869
                                                                  -------------
Total Convertible Bonds
  (Cost $2,694) ($ Thousands)                                             2,644
                                                                  -------------

COMMON STOCK -- 0.2%
  Core-Mark Holding*                                     12,816             429
  Huntsman*                                               8,061             153
  Mirant (G)*                                             6,232             197
  Owens Corning (G)*                                     28,933             865
  Shreveport Gaming Holdings I, Private
    Company (G)*                                         13,948             139
  UAL*                                                   10,547             464
                                                                  -------------
Total Common Stock
  (Cost $1,785) ($ Thousands)                                             2,247
                                                                  -------------

PREFERRED STOCK -- 0.9%
  Adelphia Communications, Ser B PIK                     25,000              23
  CIFC Funding 2006-II, 0.000%*                       3,000,000           3,000
  CIFC Funding, Ser 2006-I, 0.000% (D)*               2,300,000           2,300
  Rockwall Investors, 0.000% (A) (D)*                 4,000,000           4,000
  Rural Cellular PIK, 12.250% (G)*                          374             420
  Rural Cellular, Ser B PIK, 11.375%*                       350             437
                                                                  -------------
Total Preferred Stock
  (Cost $9,422) ($ Thousands)                                            10,180
                                                                  -------------

WARRANTS  -- 0.0%
                                                     Number of
                                                     Warrants
                                                     ---------
  Grande Communications,
     Expires 04/01/11*                                      850               9
  Pegasus Communications,
     Expires 01/01/07 (F)*                                  250              --
  Travelcenters of America,
     Expires 05/01/09*                                    2,500              63
  Travelcenters of America,
     Expires 11/14/09*                                    7,500             187
                                                                  -------------
Total Warrants
  (Cost $31) ($ Thousands)                                                  259
                                                                  -------------
CASH EQUIVALENT  -- 4.3%
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A, 5.340% **                   49,357,587          49,358
Total Cash Equivalent
  (Cost $49,358) ($ Thousands)                                           49,358
                                                                  -------------

MASTER NOTE (D) (H) -- 0.4%

FINANCIALS -- 0.4%
  Bank of America
    5.383%, 12/30/06                                      3,823           3,823
  Bear Stearns
    5.433%, 12/30/06                                        459             459
                                                                  -------------
Total Master Note
  (Cost $4,282) ($ Thousands)                                             4,282
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (H) -- 0.3%
  Barclays Bank (A) (D)
    5.440%, 06/11/07                              $         764   $         764
  CC USA MTN (A)
    5.520%, 06/18/07                                      1,529           1,529
  U.S. Trust of New York (D)
    5.390%, 03/13/07                                        612             612
                                                                  -------------
Total Certificates of Deposit
  (Cost $2,905) ($ Thousands)                                             2,905
                                                                  -------------

U.S. TREASURY OBLIGATION (I) (J) -- 0.0%
  U.S. Treasury Bill
    4.982%, 01/18/07                                          6               6
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $6) ($ Thousands)                                                     6
                                                                  -------------

REPURCHASE AGREEMENTS (H) (L) -- 1.1%
Barclays
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $1,723,975
  (collateralized by a U.S.
  Government Obligations, par value
  $1,759,985, 0.000%, 06/18/08;
  with total market value $1,757,433)                     1,723           1,723
Deutsche Bank
  5.280%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $741,955
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $8,334-$590,729,
  4.625%-6.250%, 02/01/11-04/03/25;
  with total market value $756,716)                         742             742
Lehman Brothers
  5.300%, dated 12/29/06, to be
  repurchased on 01/02/07,
  repurchase price $10,710,391
  (collateralized by U.S.
  Government Obligations, ranging
  in par value $25,460-$440,015,
  0.000%-7.350%, 02/22/07-04/18/36,
  total market value $10,918,228)                        10,704          10,704
                                                                  -------------
Total Repurchase Agreements
  (Cost $13,169) ($ Thousands)                                           13,169
                                                                  -------------
Total Investments -- 105.9%
  (Cost $1,204,710) ($ Thousands)++                               $   1,221,976
                                                                  =============




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2006

Swaps -- The following Interest Rate Swaps were outstanding at December 31, 2006:
------------------------------------------------------------------------------------------------------------
                                                Interest Rate Swaps
------------------------------------------------------------------------------------------------------------
                                                                                 Notional       Unrealized
                                                                  Expiration      Amount       Depreciation
Description                                                          Date      ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------------------
Receive fixed rate of 5.1640% and pay floating rate
    based on 3 month LIBOR. (Counterparty: Barclays Capital)       01/02/09     $ 37,600       $          (4)

Receive fixed rate of 5.1700% and pay floating rate
    based on 3 month LIBOR. (Counterparty: Lehman Brothers)        01/02/09       38,255                  --
                                                                                               -------------
                                                                                               $          (4)
                                                                                               =============

Percentages are based on Net Assets of $1,153,492 ($ Thousands).

*     Non-Income Producing Security
**    Rate shown is the 7-day effective yield as of December 31, 2006.
+     Real Estate Investments Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2006. The coupon on a step bond changes on a specified date.
(C) Security in default on interest payments.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006. The date reported on the Schedule of Investments is the next reset date.
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Securities considered illiquid. The total value of such securities as of December 31, 2006 was $15,075 ($ Thousands) and represented 1.31% of Net Assets.
(G) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $69,943 ($Thousands).
(H) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2006 was $75,512 ($ Thousands).
(I) The rate reported is the effective yield at time of purchase.
(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(K) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.
(L) Tri-Party Repurchase Agreement

DN -- Discount Note
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--"are $0 or have been rounded to $0.

++ At December 31, 2006, the tax basis cost of the Fund's investments was $1,204,712 ($ Thousands), and the unrealized appreciation and depreciation were $27,559 ($ Thousands) and $(10,295) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK  -- 69.0%

CONSUMER DISCRETIONARY -- 8.8%
  Abercrombie & Fitch, Cl A                                 600   $          42
  Amazon.com*                                             1,700              67
  American Eagle Outfitters                               2,350              73
  AnnTaylor Stores*                                       2,188              72
  ArvinMeritor                                            5,100              93
  Asbury Automotive Group                                   100               2
  Autoliv                                                   259              16
  Barnes & Noble                                            900              36
  Big Lots*                                               6,576             151
  Blockbuster, Cl A*                                      6,190              33
  Blyth                                                     200               4
  Bon-Ton Stores                                            900              31
  Books-A-Million                                         1,607              36
  Boyd Gaming                                               500              23
  Brinker International                                   3,500             106
  Brown Shoe (C)                                          2,822             135
  Building Materials Holding                                500              12
  Cablevision Systems, Cl A                               4,600             131
  Centex                                                    500              28
  Champion Enterprises*                                   8,100              76
  Charlotte Russe Holding*                                1,780              55
  Charming Shoppes*                                       8,100             110
  Citadel Broadcasting (C)                                2,700              27
  Corinthian Colleges*                                      400               5
  Dick's Sporting Goods (C)*                                700              34
  Directed Electronics (C)*                               3,000              34
  Dollar Tree Stores (C)*                                 6,830             206
  Dover Downs Gaming & Entertainment (C)                  1,100              15
  DXP Enterprises*                                          100               4
  Eastman Kodak (C)                                       4,300             111
  Eddie Bauer Holdings*                                  18,700             169
  Entercom Communications                                 3,700             104
  Foot Locker                                             3,000              66
  Ford Motor                                                500               4
  GameStop, Cl A*                                         1,800              99
  Getty Images*                                             300              13
  Gildan Activewear*                                      1,700              79
  Gray Television                                        11,500              84
  Group 1 Automotive (C)                                  2,100             109
  Gymboree*                                               1,266              48
  Harley-Davidson (C)                                     1,400              99
  Harman International Industries                           200              20
  Harris Interactive*                                     5,743              29
  Hasbro                                                  4,497             123
  Haverty Furniture                                       2,553              38
  IAC/InterActive*                                        1,400              52
  Interface, Cl A*                                          800              11
  International Speedway, Cl A                              100               5
  INVESTools (C)*                                         2,700              37
  ITT Educational Services*                                 400              27
  Jack in the Box*                                        1,356              83
  Jackson Hewitt Tax Service                                700              24
  Jarden*                                                 2,900             101
  Jo-Ann Stores*                                            100               2
  John Wiley & Sons, Cl A                                   600              23
  Jones Apparel Group                                     5,508             184
  K2*                                                     2,893              38
  Kellwood                                                3,101             101
  Kimball International, Cl B                             1,444              35
  Knology*                                                1,193              13
  Lear (C)                                                2,400              71
  Lin TV, Cl A*                                           7,500              75
  Lodgenet Entertainment*                                 3,191              80

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Lodgian (C)*                                            2,700   $          37
  Maidenform Brands*                                      1,800              33
  Marvel Entertainment (C)*                               3,800             102
  Meredith (C)                                            1,800             101
  Mothers Work*                                             183               7
  New York*                                               5,100              67
  Noble International                                       500              10
  O'Charleys*                                             2,800              60
  Office Depot (C)*                                       2,200              84
  OfficeMax                                               2,700             134
  Oxford Industries                                         800              40
  Payless Shoesource*                                     6,562             215
  Perry Ellis International*                              3,060             125
  PetSmart                                                1,400              40
  Pier 1 Imports                                          1,000               6
  Progressive Gaming International*                         200               2
  R.H. Donnelley                                          3,100             194
  Regal Entertainment Group, Cl A (C)                       200               4
  Regis                                                   1,900              75
  Rent-A-Center*                                          2,800              83
  Retail Ventures*                                        1,100              21
  Ross Stores                                               200               6
  Sauer-Danfoss                                           2,313              75
  Scholastic*                                             2,659              95
  Sirius Satellite Radio*                                 2,400               8
  Snap-On                                                 2,225             106
  Source Interlink*                                         400               3
  Standard Motor Products                                 4,319              65
  Standard-Pacific                                        7,200             193
  Tempur-Pedic International (C)*                         4,700              96
  Tiffany                                                 3,900             153
  Tim Hortons                                               600              17
  Timberland, Cl A*                                       3,200             101
  Town Sports International Holdings (C)*                 1,400              23
  Trump Entertainment Resorts*                            2,600              47
  TRW Automotive Holdings*                                1,600              41
  Valuevision Media, Cl A*                                  300               4
  Warnaco Group*                                            800              20
  Weight Watchers International                           1,400              74
  West Marine*                                              900              16
  Weyco Group                                               100               2
  Williams-Sonoma                                           500              16
  WMS Industries*                                           300              10
  Xerium Technologies (C)                                 4,800              47
                                                                  -------------
                                                                          6,472
                                                                  -------------
CONSUMER STAPLES -- 2.5%
  Alliance One International*                            12,104              85
  Andersons                                                 300              13
  Avon Products                                           2,100              69
  Bunge                                                     100               7
  Central Garden & Pet*                                     300              15
  Clorox                                                  1,000              64
  Corn Products International                               900              31
  Energizer Holdings*                                       600              43
  Estee Lauder, Cl A (C)                                  1,200              49
  Imperial Sugar (C)*                                     1,000              24
  Lance                                                   6,700             135
  Loews - Carolina                                        4,803             311
  Longs Drug Stores (C)                                   5,500             233
  MGP Ingredients                                           200               4
  Molson Coors Brewing, Cl B (C)                          1,800             138
  Nash Finch                                                672              18
  NBTY (C)*                                               4,497             187
  Pilgrim's Pride                                         2,150              63
  Reddy Ice Holdings                                      3,336              86

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Smart & Final*                                            300   $           6
  Smithfield Foods*                                       3,300              85
  Spectrum Brands*                                        1,500              16
  Tyson Foods, Cl A                                       1,600              26
  UST                                                     1,900             111
                                                                  -------------
                                                                          1,819
                                                                  -------------
ENERGY -- 4.3%
  Allis-Chalmers Energy*                                    300               7
  Arch Coal                                               1,300              39
  Arlington Tankers                                       4,400             103
  Basic Energy Services*                                  4,300             106
  Bronco Drilling*                                        5,900             101
  Cabot Oil & Gas                                         1,800             109
  Callon Petroleum (C)*                                   6,200              93
  Carrizo Oil & Gas*                                      2,300              67
  Clayton Williams Energy*                                1,100              40
  Complete Production Services*                           4,700             100
  Compton Petroleum (Canada) (D)*                         3,000              28
  Consol Energy                                             800              26
  Delek US Holdings*                                      5,500              90
  Edge Petroleum*                                         1,700              31
  Encore Acquisition*                                     4,400             108
  Evergreen Energy*                                       7,300              72
  Foundation Coal Holdings                                2,150              68
  Gasco Energy*                                           3,400               8
  Harvest Natural Resources*                                400               4
  Hercules Offshore*                                      2,600              75
  Hess                                                      300              15
  Holly                                                   1,800              93
  Hornbeck Offshore Services*                               500              18
  Input/Output*                                           1,611              22
  Lufkin Industries                                         100               6
  Massey Energy                                             400               9
  Matrix Service*                                         1,600              26
  Meridian Resource*                                      8,512              26
  NATCO Group, Cl A*                                      3,300             105
  Newfield Exploration*                                     200               9
  Oilsands Quest*                                        16,700              84
  OPTI (Canada) (D)*                                      8,800             150
  Parallel Petroleum*                                     2,900              51
  Patterson-UTI Energy                                    1,600              37
  Petroquest Energy*                                      4,900              62
  Pioneer Natural Resources                               2,400              95
  Rentech*                                               20,300              77
  Rowan                                                   1,600              53
  RPC                                                     3,391              57
  SEACOR Holdings (C)*                                    1,050             104
  St. Mary Land & Exploration (C)                         3,700             136
  Swift Energy (C)*                                       2,200              99
  SXR Uranium One (Canada) (D)*                           7,000              96
  Synenco Energy, Cl A (Canada) (D)*                      9,340             115
  Tesoro                                                  2,052             135
  Tidewater (C)                                           2,200             106
  Universal Compression Holdings*                           600              37
  USEC                                                    2,800              36
  VeraSun Energy*                                         1,800              36
  Veritas DGC*                                              174              15
                                                                  -------------
                                                                          3,185
                                                                  -------------
FINANCIALS -- 13.7%
  A.G. Edwards                                            1,941             123
  Acadia Realty Trust+                                    3,400              85
  Affiliated Managers Group (C)*                          1,050             110
  AllianceBernstein Holding                                 100               8
  American Financial Group (C)                            8,153             293

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  American Home Mortgage Investment+                      8,800   $         309
  American Physicians Capital*                              200               8
  AmeriCredit*                                              800              20
  Ameriprise Financial (C)                                  700              38
  Anchor Bancorp Wisconsin                                  300               9
  Annaly Capital Management+                              8,900             124
  Anthracite Capital+                                     3,566              45
  Anworth Mortgage Asset+                                 4,500              43
  Arch Capital Group*                                     1,800             122
  Associated Banc                                         1,500              52
  Assurant                                                2,500             138
  Asta Funding (C)                                          300               9
  Bankunited Financial, Cl A                              9,298             260
  BioMed Realty Trust+                                    1,500              43
  BlackRock                                                 300              46
  Calamos Asset Management, Cl A (C)                      8,500             228
  Camden Property Trust+                                  1,200              89
  Canaccord Capital (Canada) (D)                          7,600             121
  CapitalSource+                                            461              13
  Cash America International                              2,393             112
  CB Richard Ellis Group, Cl A*                           1,253              42
  Cedar Shopping Centers+                                   900              14
  Central Pacific Financial                               2,800             109
  Chicago Mercantile Exchange Holdings, Cl A                100              51
  Citizens Banking                                        3,600              95
  City Bank                                               1,350              48
  CNA Financial (C)*                                      2,500             101
  Commerce Group                                          2,107              63
  Community Bancorp*                                      1,474              45
  CompuCredit*                                            2,500             100
  Corus Bankshares                                        4,062              94
  DiamondRock Hospitality+ (C)                            4,600              83
  Dime Community Bancshares                               6,600              92
  Dollar Financial*                                       3,200              89
  Downey Financial (C)                                    4,106             298
  Duke Realty+                                            2,100              86
  Dundee (Canada)+ (D)                                    2,600              86
  Dundee Wealth Management (Canada) (D)                   6,800              80
  Eaton Vance                                             5,100             168
  EMC Insurance Group                                       900              31
  Encore Capital Group*                                     300               4
  Entertainment Properties Trust+                         2,118             124
  Equity Inns+ (C)                                        8,400             134
  Federated Investors, Cl B                               2,200              74
  FelCor Lodging Trust+ (C)                               4,600             100
  Financial Federal                                       1,200              35
  First Cash Financial Services*                            100               3
  First Community Bancorp (C)                             2,600             136
  First Horizon National                                  2,500             104
  First Industrial Realty Trust+ (C)                      2,200             103
  First Marblehead                                          639              35
  First Republic Bank                                     2,200              86
  FirstFed Financial*                                     4,541             304
  Forest City Enterprises, Cl A                           2,500             146
  Gluskin Sheff + Associates (Canada) (D)                 4,000              53
  GMP Capital Trust (Canada) (D)*                         2,900              54
  Greater Bay Bancorp (C)                                 5,200             137
  Hanover Insurance Group                                 2,800             137
  HCC Insurance Holdings                                  1,800              58
  Hersha Hospitality Trust+                               9,600             109
  Highbury Financial Units*                               7,600              68
  Highland Hospitality+ (C)                               3,700              53
  Horizon Financial (C)                                     200               5

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Hospitality Properties Trust+ (C)                       3,241   $         154
  Housevalues (C)*                                        4,200              24
  IndyMac Bancorp                                         4,566             206
  Investment Technology Group*                            1,500              64
  iStar Financial+                                        1,128              54
  ITLA Capital                                              490              28
  Jones Lang LaSalle (C)                                  1,384             128
  Kansas City Life Insurance                              1,000              50
  Legg Mason                                                100              10
  Longview Fibre+                                           700              15
  MAF Bancorp                                               200               9
  Marsh & McLennan                                        3,300             101
  Medical Properties Trust+ (C)                           1,800              28
  MFA Mortgage Investments+                               9,700              75
  MGIC Investment                                         1,483              93
  Mid-State Bancshares                                      400              15
  NASDAQ Stock Market*                                    3,300             102
  National City                                             100               4
  National Health Investors+ (C)                            400              13
  National Retail Properties+ (C)                         4,500             103
  Nationwide Financial Services, Cl A                     1,400              76
  Navigators Group*                                         500              24
  New York Community Bancorp                             13,500             217
  Newcastle Investment+                                     200               6
  NorthStar Realty Finance+ (C)*                          1,500              25
  Ocwen Financial*                                        4,089              65
  Odyssey Re Holdings                                     2,100              78
  Pacific Capital Bancorp (C)                             2,200              74
  Penson Worldwide (C)*                                     700              19
  Peoples Bancorp                                           155               5
  PFF Bancorp                                             2,300              79
  Philadelphia Consolidated Holding (C)*                  1,400              62
  Platinum Underwriters Holdings                          2,600              80
  PMI Group                                               2,327             110
  Prologis+ (C)                                           1,600              97
  Redwood Trust+                                             31               2
  Safety Insurance Group                                  1,579              80
  Sky Financial Group                                     2,504              71
  South Financial Group                                   5,000             133
  Southwest Bancorp                                         454              13
  St. Joe                                                 2,700             145
  Sterling Bancorp                                          200               4
  Suffolk Bancorp (C)                                       100               4
  SVB Financial Group (C)*                                  400              19
  SWS Group (C)                                             700              25
  T. Rowe Price Group                                       300              13
  Taylor Capital Group                                    1,149              42
  TCF Financial                                           5,500             151
  TD Ameritrade Holding                                   2,700              44
  TD Banknorth                                            4,500             145
  TierOne                                                   955              30
  Transatlantic Holdings                                    200              12
  Triad Guaranty*                                         1,651              91
  Trico Bancshares                                          500              14
  UCBH Holdings                                           3,000              53
  United Fire & Casualty                                  2,300              81
  UnumProvident                                           1,900              39
  Washington Federal                                      3,300              78
  Washington Trust Bancorp                                  376              10
  Westamerica Bancorporation                              1,700              86
  Wilshire Bancorp (C)                                      700              13
  Winston Hotels+ (C)                                     1,300              17
  Winthrop Realty Trust+                                  9,700              66
  World Acceptance*                                       1,500              70

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  WR Berkley (C)                                            800   $          28
                                                                  -------------
                                                                         10,157
                                                                  -------------
HEALTH CARE -- 7.1%
  Abaxis*                                                 1,200              23
  Abraxis BioScience*                                     1,800              49
  Air Methods*                                              600              17
  Albany Molecular Research*                              5,554              59
  Alpharma, Cl A (C)                                      6,800             164
  American Dental Partners*                                 855              16
  AMERIGROUP (C)*                                         5,765             207
  Amsurg*                                                 5,000             115
  Amylin Pharmaceuticals*                                   200               7
  Analogic                                                  100               6
  Applera - Applied Biosystems Group (C)                    500              18
  Applera - Celera Group*                                 5,000              70
  Apria Healthcare Group (C)*                             5,133             137
  Arena Pharmaceuticals*                                  5,400              70
  Ariad Pharmaceuticals*                                 13,700              70
  Array Biopharma*                                        3,900              50
  Bausch & Lomb                                             500              26
  Bio-Reference Labs*                                       600              13
  Biogen Idec*                                              400              20
  Biosite*                                                2,300             112
  Bradley Pharmaceuticals*                                  500              10
  Cell Genesys*                                             200               1
  Centene (C)*                                            1,300              32
  Cephalon (C)*                                             700              49
  Chemed                                                    800              30
  Community Health Systems*                               5,100             186
  Corvel*                                                 1,183              56
  CV Therapeutics*                                       11,800             165
  Cytyc (C)*                                              1,700              48
  Dade Behring Holdings                                   1,100              44
  Dendrite International*                                 2,277              24
  Digene (C)*                                               400              19
  Eclipsys*                                                 600              12
  Edwards Lifesciences*                                     700              33
  Encysive Pharmaceuticals*                              16,400              69
  Endo Pharmaceuticals Holdings*                          5,300             146
  Enzon Pharmaceuticals (C)*                              6,439              55
  eResearch Technology*                                   1,800              12
  Exelixis*                                              11,500             104
  Genzyme*                                                2,100             129
  Greatbatch (C)*                                         5,300             143
  Human Genome Sciences*                                  7,200              90
  Humana (C)*                                             1,400              77
  ICU Medical*                                            1,351              55
  ImClone Systems (C)*                                      900              24
  IMS Health                                              1,300              36
  Incyte*                                                15,700              92
  Inverness Medical Innovations*                            800              31
  Kendle International*                                     100               3
  Kindred Healthcare*                                       300               8
  Kinetic Concepts (C)*                                   2,600             103
  Luminex (C)*                                              700               9
  Manor Care                                              2,300             108
  Matria Healthcare*                                        400              11
  Medcath*                                                1,755              48
  Medicines (C)*                                            300              10
  Mentor (C)                                              2,100             103
  Merge Technologies*                                     6,137              40
  Meridian Bioscience                                       600              15
  Millennium Pharmaceuticals*                             1,900              21
  Molina Healthcare*                                        868              28
  Mylan Laboratories (C)                                  3,400              68

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Noven Pharmaceuticals*                                  2,472   $          63
  Odyssey HealthCare*                                     8,300             110
  Omnicell*                                                 800              15
  Option Care                                             5,500              78
  Pain Therapeutics (C)*                                  7,100              63
  Par Pharmaceutical*                                       500              11
  PDL BioPharma (C)*                                      1,300              26
  PerkinElmer                                             3,400              76
  Perrigo                                                 3,341              58
  PharmaNet Development Group (C)*                        2,502              55
  PolyMedica                                              3,000             121
  Pozen (C)*                                              1,200              20
  PRA International*                                        200               5
  Progenics Pharmaceuticals (C)*                            300               8
  Quidel (C)*                                             2,900              40
  Respironics*                                              100               4
  Savient Pharmaceuticals*                                5,060              57
  Sciele Pharma (C)*                                      4,000              96
  Sirona Dental Systems (C)*                                600              23
  SurModics*                                                100               3
  Symbion*                                                4,600              85
  Techne (C)*                                             1,400              78
  Tenet Healthcare*                                       5,500              38
  Trimeris*                                                 500               6
  United Therapeutics (C)*                                  400              22
  Universal Health Services, Cl B                           200              11
  Vertex Pharmaceuticals*                                   500              19
  Viropharma (C)*                                         1,600              23
  Watson Pharmaceuticals*                                 3,762              98
  WellCare Health Plans*                                  1,674             115
  West Pharmaceutical Services                            2,346             120
  Zoll Medical*                                           2,013             117
                                                                  -------------
                                                                          5,260
                                                                  -------------
INDUSTRIALS -- 12.7%
  ABX Air*                                                  600               4
  ACCO Brands*                                              300               8
  Accuride (C)*                                           5,900              66
  Actuant, Cl A                                             600              29
  Acuity Brands (C)                                       3,033             158
  AGCO*                                                   5,117             158
  Alaska Air Group*                                       3,600             142
  Albany International, Cl A                                700              23
  Alexander & Baldwin                                       500              22
  Alliant Techsystems*                                    1,800             141
  Allied Waste Industries (C)*                            8,800             108
  Amerco (C)*                                               700              61
  American Commercial Lines*                              2,100             138
  American Power Conversion                               1,200              37
  American Woodmark                                       2,660             111
  AMR*                                                    1,100              33
  AO Smith                                                  700              26
  Aries Maritime Transport                                5,700              52
  Armor Holdings*                                         1,500              82
  ASV*                                                      200               3
  Atlas Air Worldwide Holdings (C)*                       2,900             129
  Badger Meter                                              400              11
  BE Aerospace*                                           4,700             121
  Blount International*                                   5,400              73
  Bucyrus International, Cl A                             2,200             114
  Builders FirstSource (C)*                               7,600             136
  C&D Technologies                                        1,300               6
  Capstone Turbine*                                       1,700               2
  Central Parking                                         3,705              67
  Cenveo*                                                 1,000              21
  Ceradyne (C)*                                             300              17
  Columbus McKinnon*                                        900              19

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Comfort Systems USA                                     2,400   $          30
  COMSYS IT Partners (C)*                                 1,400              28
  Con-way                                                 1,100              48
  Continental Airlines, Cl B*                             3,908             161
  Corrections of America*                                 1,600              72
  Covanta Holding*                                          616              14
  Cummins (C)                                             1,540             182
  Curtiss-Wright                                          4,900             182
  Deere                                                     300              29
  Dover (C)                                               2,000              98
  Dun & Bradstreet*                                       1,800             149
  Eaton                                                     100               8
  EMCOR Group (C)*                                        4,203             239
  EnerSys*                                                  300               5
  Equifax                                                 2,500             102
  ExpressJet Holdings (C)*                               26,297             213
  Flint Energy Services (Canada) (D)*                     3,300              84
  Fluor                                                     100               8
  Force Protection*                                       4,500              78
  Foster Wheeler*                                         3,300             182
  Freightcar America (C)                                  4,800             266
  FuelCell Energy*                                          500               3
  Gardner Denver (C)*                                     1,400              52
  GATX                                                    1,200              52
  General Cable (C)*                                      1,000              44
  General Electric                                          800              30
  Genlyte Group (C)*                                      1,100              86
  Geo Group*                                                500              19
  Goodman Global (C)*                                     2,200              38
  Goodrich                                                  600              27
  GrafTech International (C)*                            18,900             131
  Granite Construction (C)                                4,934             248
  Grupo Aeroportuario del Sureste ADR*                    2,300              98
  H&E Equipment Services*                                 3,300              82
  Harsco                                                    300              23
  Herman Miller (C)                                       1,500              55
  Honeywell International                                   500              23
  Hudson Highland Group*                                    700              12
  IKON Office Solutions                                   6,200             102
  Infrasource Services*                                   3,530              77
  Ionatron*                                                 300               1
  Jacobs Engineering Group*                               2,300             188
  Joy Global                                              6,200             300
  Kaman                                                     700              16
  Kforce*                                                   600               7
  Kirby*                                                    500              17
  Ladish*                                                   600              22
  Layne Christensen (C)*                                    700              23
  Lincoln Electric Holdings                                 400              24
  Manpower                                                  900              67
  Moog, Cl A*                                             2,600              99
  Mueller Water Products, Cl B                            5,900              88
  NACCO Industries, Cl A                                    100              14
  Navistar International*                                   800              27
  NCI Building Systems*                                   1,800              93
  Nordson                                                   900              45
  Orbital Sciences (C)*                                     500               9
  Pacer International*                                      300               9
  Parker Hannifin (C)                                     1,200              92
  Pentair                                                   500              16
  Perini (C)*                                             2,400              74
  Plug Power*                                               400               2
  Quanta Services*                                        7,900             155
  Regal-Beloit                                            2,134             112
  Republic Services (C)                                   6,400             260
  Robbins & Myers                                         2,606             120

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Ryder System (C)                                        1,400   $          71
  Saia*                                                   2,734              63
  Shaw Group*                                             2,300              77
  Simpson Manufacturing                                   2,900              92
  SIRVA*                                                    600               2
  Sitel*                                                  1,600               7
  Spirit Aerosystems Holdings, Cl A*                      2,400              80
  Standard Register                                       1,836              22
  Steelcase, Cl A                                         4,686              85
  Stericycle*                                               200              15
  Sun Hydraulics (C)                                      1,000              21
  Superior Essex*                                         1,000              33
  TAL International Group*                                4,100             109
  Teleflex                                                1,445              93
  Thomas & Betts (C)*                                     1,700              80
  UAL*                                                      500              22
  United Rentals*                                         3,000              76
  United Stationers*                                      2,300             107
  United Technologies                                       600              38
  Universal Forest Products (C)                           1,500              70
  URS*                                                    4,000             171
  USG*                                                      400              22
  Volt Information Sciences*                              2,287             115
  Wabtec                                                  3,600             109
  Walter Industries                                       3,600              97
  Washington Group International*                         2,300             138
  Waste Connections*                                        600              25
  Watson Wyatt Worldwide, Cl A (C)                        2,300             104
  WESCO International*                                      200              12
  Williams Scotsman International (C)*                    2,400              47
                                                                  -------------
                                                                          9,381
                                                                  -------------
INFORMATION TECHNOLOGY -- 11.6%
  24/7 Real Media*                                       11,700             106
  Actel*                                                  1,165              21
  Acxiom                                                    215               6
  Adaptec*                                               22,500             105
  ADC Telecommunications*                                 4,200              61
  Advanced Micro Devices*                                   400               8
  Agere Systems*                                            300               6
  Akamai Technologies*                                    1,900             101
  Altiris*                                                  200               5
  AMIS Holdings*                                          1,700              18
  Amkor Technology (C)*                                  13,600             127
  Andrew*                                                20,600             211
  Anixter International*                                    100               5
  Arris Group (C)*                                       10,392             130
  Asyst Technologies*                                    18,500             135
  Avaya (C)*                                              1,500              21
  Avnet*                                                  8,900             227
  Avocent*                                                  100               3
  AVX                                                     9,556             141
  Benchmark Electronics*                                    400              10
  BMC Software (C)*                                         900              29
  Bookham*                                                  400               2
  Brightpoint*                                            9,000             121
  Broadcom, Cl A*                                           800              26
  CA                                                        200               5
  CACI International, Cl A*                               1,700              96
  Cadence Design Systems (C)*                             4,200              75
  Carrier Access*                                         5,064              33
  Checkpoint Systems*                                     2,300              46
  Cirrus Logic*                                           3,900              27
  Citrix Systems*                                         1,800              49
  Cogent*                                                 6,800              75
  Cohu                                                      200               4
  CommScope*                                              2,900              88

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Convergys (C)*                                          7,612   $         181
  Cree*                                                     500               9
  CSG Systems International*                              4,198             112
  CTS                                                     3,081              48
  Cymer*                                                    300              13
  Cypress Semiconductor*                                  8,500             143
  Eagle Test Systems (C)*                                 7,100             104
  EFJ*                                                    5,800              39
  Electronic Data Systems (C)                             3,500              96
  Electronics for Imaging*                                1,900              51
  Emergis (Canada) (D)*                                  17,100              78
  Emulex*                                                   100               2
  EPIQ Systems*                                           4,392              75
  eSpeed, Cl A*                                             500               4
  Extreme Networks*                                       3,763              16
  Fair Isaac (C)                                          2,500             102
  Fidelity National Information Services (C)                500              20
  Flir Systems*                                             900              29
  Forrester Research*                                     1,284              35
  Greenfield Online*                                      3,292              47
  Hewitt Associates, Cl A*                                2,700              70
  Hutchinson Technology*                                  5,200             123
  Hyperion Solutions*                                     2,300              83
  Ikanos Communications*                                    400               3
  Imation                                                 2,400             111
  infoUSA (C)                                             1,800              21
  Ingram Micro, Cl A*                                     1,600              33
  Integrated Device Technology (C)*                       1,200              19
  Integrated Silicon Solution*                            1,495               9
  Interdigital Communications (C)*                        3,200             107
  Intermec*                                                 500              12
  International Rectifier*                                  200               8
  Interwoven*                                             5,947              87
  Itron*                                                    600              31
  JDA Software Group*                                     8,500             117
  Juniper Networks*                                       4,800              91
  Jupitermedia*                                          12,300              97
  Komag (C)*                                              5,200             197
  Kulicke & Soffa Industries*                               400               3
  Lam Research*                                             300              15
  Lawson Software*                                       13,305              98
  Lexmark International, Cl A (C)*                        1,840             135
  LSI Logic (C)*                                          7,000              63
  Manhattan Associates*                                   1,594              48
  Mastec*                                                 8,700             100
  Mattson Technology*                                       300               3
  MAXIMUS                                                 2,500              77
  McAfee*                                                 1,900              54
  McData, Cl A*                                          15,484              86
  MEMC Electronic Materials (C)*                            800              31
  Mentor Graphics (C)*                                    6,735             121
  Methode Electronics                                     1,200              13
  Mettler Toledo International (C)*                       1,800             142
  Microsemi*                                              4,800              94
  MicroStrategy, Cl A*                                       44               5
  MKS Instruments*                                          300               7
  Monolithic Power Systems*                               1,700              19
  MTS Systems (C)                                         4,000             155
  National Semiconductor                                    100               2
  Novellus Systems*                                       2,955             102
  Nuance Communications*                                  8,500              97
  OSI Systems*                                            5,100             107
  Palm*                                                   7,600             107
  Parametric Technology*                                  6,700             121
  Park Electrochemical (C)                                  200               5
  Parkervision*                                           8,100              90

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Paxar*                                                  1,900   $          44
  Perot Systems, Cl A*                                    9,300             152
  Photronics*                                               200               3
  Plexus*                                                 4,000              96
  PMC - Sierra*                                          11,800              79
  Polycom*                                                3,867             120
  Presstek*                                                 500               3
  RF Micro Devices (C)*                                   8,600              58
  Sabre Holdings, Cl A                                    1,509              48
  Sanmina-SCI*                                            5,300              18
  Seachange International*                                8,000              82
  Sierra Wireless Inc*                                    4,000              56
  Silicon Storage Technology*                            19,299              87
  Standard Microsystems*                                    200               6
  Sun Microsystems*                                      17,100              93
  Sybase*                                                 7,615             188
  SYNNEX*                                                 1,625              36
  Synopsys*                                                 600              16
  Tech Data*                                              2,617              99
  Technitrol (C)                                          2,900              69
  Tektronix                                                 100               3
  Teradyne*                                               2,498              37
  Total System Services                                     194               5
  TTM Technologies (C)*                                   2,700              31
  Unisys*                                                 1,600              13
  United Online (C)                                       6,500              86
  Veeco Instruments (C)*                                  8,900             167
  VeriSign*                                               5,000             120
  Vignette*                                               2,563              44
  Western Digital (C)*                                    5,500             113
  Wright Express*                                         2,800              87
  X-Rite                                                    200               2
  Zoran*                                                  2,800              41
                                                                  -------------
                                                                          8,548
                                                                  -------------
MATERIALS -- 3.9%
  Airgas                                                  2,600             105
  AK Steel Holding*                                       2,800              47
  Albemarle (C)                                           3,261             234
  Ashland                                                   200              14
  Bowater                                                 1,400              32
  Buckeye Technologies*                                   2,930              35
  Cabot                                                   2,000              87
  Carpenter Technology                                      900              92
  Celanese, Ser A (C)                                     2,300              60
  Cleveland-Cliffs                                        2,800             136
  Commercial Metals                                       2,600              67
  Crown Holdings*                                         2,000              42
  Eagle Materials                                         1,100              48
  First Quantum Minerals (Canada) (D)*                    2,900             156
  FMC (C)                                                 1,700             130
  Grande Cache Coal (Canada) (D)*                        16,200              13
  Greif, Cl A                                             1,399             166
  Headwaters*                                             4,600             110
  Hercules (C)                                            5,600             108
  Huntsman*                                                 900              17
  Innospec                                                  843              39
  Material Sciences*                                        300               4
  Metal Management                                          600              23
  Neenah Paper                                            1,400              49
  NewMarket*                                                200              12
  Olympic Steel (C)*                                      3,800              84
  OM Group (C)*                                             700              32
  Omnova Solutions*                                         300               1
  Owens-Illinois*                                         4,500              83
  Pope & Talbot*                                            500               3
  Quaker Chemical                                           200               4

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Rock-Tenn, Cl A (C)                                     5,949   $         161
  Schnitzer Steel Industries, Cl A                        3,400             135
  Sherritt International (Canada) (D)*                   10,100             108
  Silgan Holdings                                           500              22
  Spartech (C)                                            5,921             155
  Steel Dynamics                                          2,600              84
  Symyx Technologies*                                       600              13
  Texas Industries                                          400              26
  Wausau Paper                                            1,300              20
  Wheeling-Pittsburgh*                                    5,600             105
                                                                  -------------
                                                                          2,862
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.8%
  CenturyTel                                              2,639             115
  Citizens Communications                                 7,447             107
  Consolidated Communications Holdings                      400               9
  CT Communications                                       4,135              95
  Fairpoint Communications                                7,400             140
  Golden Telecom (C)                                        600              28
  Level 3 Communications*                                 6,900              39
  NTELOS Holdings (C)*                                      800              14
  Qwest Communications International*                     9,700              81
                                                                  -------------
                                                                            628
                                                                  -------------
UTILITIES -- 3.6%
  AES (C)*                                                2,000              44
  AGL Resources                                           5,038             196
  Alliant Energy                                            100               4
  Black Hills                                             3,502             129
  Empire District Electric                                1,400              35
  Energen                                                 2,380             112
  Equitable Resources                                     1,400              58
  Great Plains Energy (C)                                 2,800              89
  Laclede Group (C)                                       3,300             116
  New Jersey Resources (C)                                4,600             223
  Northeast Utilities                                       800              23
  OGE Energy                                              2,851             114
  Oneok                                                   3,100             134
  Ormat Technologies                                      2,900             107
  Peoples Energy                                          1,800              80
  Pinnacle West Capital                                   2,282             116
  PNM Resources                                           3,700             115
  Progress Energy                                         1,300              64
  Puget Energy                                            4,311             109
  Reliant Energy*                                         7,600             108
  SCANA                                                   2,400              98
  South Jersey Industries                                   100               3
  Southwest Gas (C)                                       2,800             107
  TECO Energy                                               600              10
  UGI                                                     4,600             126
  Unisource Energy                                          100               4
  Vectren                                                 3,300              93
  Westar Energy                                           4,056             105
  Wisconsin Energy                                        3,500             166
                                                                  -------------
                                                                          2,688
                                                                  -------------
Total Common Stock
  (Cost $51,048) ($ Thousands)                                           51,000
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------------------

COMMERCIAL PAPER (B) -- 4.8%

FINANCIALS -- 4.8%
  General Electric Capital
    5.252%, 01/11/07                              $         900   $         899
  Goldman Sachs Group
    5.273%, 01/12/07                                        900             898
  New Jersey Natural Gas
    5.285%, 01/03/07                                        900             900
  UBS Finance
    5.283%, 01/02/07                                        900             900
                                                                  -------------
Total Commercial Paper
  (Cost $3,597) ($ Thousands)                                             3,597
                                                                  -------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS  -- 4.1%
  FHLMC TBA
    6.000%, 01/01/19                                      3,000           3,039
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $3,040) ($ Thousands)                                             3,039
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 1.3%
  FHLMC ARM
    5.203%, 03/30/07                                      1,000             987
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $987) ($ Thousands)                                                 987
                                                                  -------------

CASH EQUIVALENT  -- 27.7%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.340% **                 20,456,926          20,457
                                                                  -------------
Total Cash Equivalent
  (Cost $20,457) ($ Thousands)                                           20,457
                                                                  -------------

U.S. TREASURY OBLIGATION (A)(B) -- 0.2%
  U.S. Treasury Bill
    4.808%, 02/22/07                                        150             149
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $149) ($ Thousands)                                                 149
                                                                  -------------
Total Investments -- 107.1%
  (Cost $79,278) ($ Thousands)++                                  $      79,229
                                                                  -------------

COMMON STOCK SOLD SHORT  -- (2.7)%

CONSUMER DISCRETIONARY -- (1.0)%
  Ambassadors International                                (400)  $         (18)
  Audiovox, Cl A*                                          (600)             (8)
  Beazer Homes USA                                       (1,300)            (61)
  Churchill Downs                                          (200)             (9)
  dELiA*s*                                                 (300)             (3)
  Fleetwood Enterprises                                  (5,600)            (44)
  H&R Block                                              (4,300)            (99)
  KB Home                                                  (800)            (41)
  Lakes Entertainment*                                     (900)            (10)
  Levitt, Cl A                                           (1,800)            (22)
  M/I Homes                                              (1,800)            (69)
  Outdoor Channel Holdings*                                (500)             (6)
  PEP Boys-Manny Moe & Jack                              (3,400)            (51)
  Pier 1 Imports                                         (4,800)            (29)
  Progressive Gaming International*                      (2,400)            (22)

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
  Pulte Homes                                            (1,800)  $         (60)
  Scientific Games, Cl A*                                (1,300)            (39)
  Standard-Pacific                                       (2,200)            (59)
  Toll Brothers*                                         (1,800)            (58)
  Visteon                                                (3,500)            (30)
                                                                  -------------
                                                                           (738)
                                                                  -------------
CONSUMER STAPLES -- (0.1)%
  Pilgrim's Pride                                        (1,700)            (50)
                                                                  -------------
ENERGY -- (0.3)%
  Crosstex Energy                                        (1,700)            (54)
  Murphy Oil                                             (1,300)            (66)
  Universal Compression Holdings*                        (1,400)            (87)
  Warren Resources*                                      (3,700)            (43)
                                                                  -------------
                                                                           (250)
                                                                  -------------
FINANCIALS -- (0.3)%
  Capitol Federal Financial                                (400)            (15)
  Friedman Billings Ramsey Group, Cl A+                  (3,900)            (31)
  Kilroy Realty+                                           (200)            (16)
  Pico Holdings*                                           (100)             (3)
  Plum Creek Timber+                                     (2,500)           (100)
  PMA Capital, Cl A                                        (500)             (5)
  Thomas Weisel Partners Group*                          (1,600)            (34)
                                                                  -------------
                                                                           (204)
                                                                  -------------
HEALTH CARE -- (0.2)%
  Advanced Magnetics*                                      (400)            (24)
  Akorn*                                                 (1,600)            (10)
  Auxilium Pharmaceuticals*                              (2,100)            (31)
  Capital Senior Living*                                   (700)             (7)
  I-Flow*                                                (1,400)            (21)
  Northstar Neuroscience*                                  (600)             (9)
  Pharmion*                                              (2,000)            (51)
  Providence Service*                                      (500)            (13)
  VistaCare, Cl A*                                         (600)             (6)
                                                                  -------------
                                                                           (172)
                                                                  -------------
INDUSTRIALS -- (0.3)%
  Albany International, Cl A                               (700)            (23)
  Central Parking                                          (900)            (16)
  Flanders*                                              (1,400)            (14)
  LB Foster, Cl A*                                         (400)            (10)
  Mesa Air Group*                                        (4,600)            (39)
  PHH*                                                   (2,400)            (69)
  Shaw Group*                                              (600)            (20)
  Tecumseh Products, Cl A                                  (900)            (15)
                                                                  -------------
                                                                           (206)
                                                                  -------------
INFORMATION TECHNOLOGY -- (0.2)%
  Echelon*                                                 (800)             (6)
  EPIQ Systems*                                            (900)            (15)
  Exar*                                                  (2,600)            (34)
  MAXIMUS                                                (1,600)            (49)
  OSI Systems*                                           (1,400)            (29)
  Powerwave Technologies*                                (1,500)            (10)
  X-Rite                                                 (1,300)            (16)
                                                                  -------------
                                                                           (159)
                                                                  -------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

-------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
-------------------------------------------------------------------------------
MATERIALS -- (0.3)%
  Caraustar Industries                                   (1,400)  $         (11)
  Glatfelter                                             (3,700)            (57)
  Louisiana-Pacific                                      (4,200)            (90)
  Schulman A                                             (1,300)            (29)
  Steel Technologies                                     (1,300)            (23)
                                                                  -------------
                                                                           (210)
                                                                  -------------
Total Common Stock Sold Short
  (Proceeds $(1,994)) ($ Thousands)                               $      (1,989)
                                                                  -------------





--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2006

Futures -- A summary of the open futures contracts held by the Fund at December 31, 2006, is as follows:
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Unrealized
                                                                                                           Appreciation
Type of                                                                    Number of       Expiration    (Depreciation)
Contract                                                                   Contracts             Date     ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index E-MINI                                                        149       March 2007    $          (33)
S&P 400 Index E-MINI                                                             151       March 2007                78
                                                                                                         --------------

                                                                                                         $           45
                                                                                                         ==============

Swaps -- At December 31, 2006, the following Total Return Swap agreement was outstanding:
-----------------------------------------------------------------------------------------------------------------------
                                                   Total Return Swaps
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Net Unrealized
                                                                                             Notional      Appreciation
                                                                          Expiration           Amount    (Depreciation)
Description                                                                     Date    ($ Thousands)     ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------
The Fund receives payment on the monthly reset spread from Lehman
   Brothers-CMBS AAA Index plus 8.5 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the
   spread depreciates over the payment period. (Counter Party: Wachovia)    06/30/07           $8,000               $--
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    $--
=======================================================================================================================

Percentages are based on Net Assets of $73,944 ($ Thousands).

* Non-Income Producing Security
** Rate shown is the 7-day effective yield as of December 31, 2006. + Real Estate Investment Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) The rate reported is the effective yield at time of purchase.
(C) All or a portion of this security has been pledged as collateral for securities sold short.
(D) This security is traded on a foreign stock exchange. The total value of such securities as of December 31, 2006 was $1,222 ($ Thousands) and represented 1.65% of Net Assets.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
Ser -- Series
TBA -- To Be Announced

++At December 31, 2006, the tax basis cost of the Fund's investments was $77,284 ($ Thousands), and the unrealized appreciation and depreciation were $483 ($ Thousands) and $(527) ($ Thousands), respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Institutional Managed Trust



By (Signature and Title)*                   /s/ Robert A. Nesher
                                            ------------------------------------
                                            Robert A. Nesher, President
Date: February 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Robert A. Nesher
                                            ------------------------------------
                                            Robert A. Nesher, President

Date: February 26, 2007

By (Signature and Title)*                   /s/ Stephen F. Panner
                                            ------------------------------------
                                            Stephen F. Panner, Controller & CFO
Date: February 26, 2007

* Print the name and title of each signing officer under his or her signature.